UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22235

AQR Funds

(Exact name of registrant as specified in charter)

Two Greenwich Plaza, 4th Floor

Greenwich, CT 06830

(Address of principal executive offices) (Zip code)

Bradley D. Asness, Esq.

Principal and Chief Legal Officer

Two Greenwich Plaza

4th Floor

Greenwich, CT 06830

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 203-742-3600

Date of fiscal year end: September 30

Date of reporting period: October 1, 2013 to March 31, 2014

Item 1. Reports to Shareholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1.)

Schedule of Investments	March 31, 2014 (Unaudited)

AQR GLOBAL EQUITY FUND

COMMON STOCKS - 90.0%	SHARES	VALUE (Note 2)
Australia - 3.0%
AGL Energy Ltd.	5,553	$78,305
Alumina Ltd. †	33,395	37,191
AMP Ltd.	40,313	186,593
Asciano Ltd.	83,728	405,074
ASX Ltd.	1,555	52,106
Aurizon Holdings Ltd.	19,038	90,937
Australia & New Zealand Banking Group Ltd.	19,413	597,201
Bank of Queensland Ltd.	2,377	28,400
Bendigo and Adelaide Bank Ltd.	35,914	379,397
BHP Billiton Ltd.	19,981	677,261
Brambles Ltd.	15,981	137,501
CFS Retail Property Trust Group REIT	17,337	30,419
Commonwealth Bank of Australia	10,197	734,077
Computershare Ltd.	3,819	42,949
Crown Resorts Ltd.	561	8,677
CSL Ltd.	210	13,564
Dexus Property Group REIT	40,875	40,308
Echo Entertainment Group Ltd.	47,611	108,374
Federation Centres Ltd. REIT	11,381	24,947
Flight Centre Travel Group Ltd.	4,501	219,592
Fortescue Metals Group Ltd.	3,477	17,023
Goodman Group REIT	14,552	64,002
GPT Group REIT (3)†(a)	96,388	—
GPT Group REIT	14,949	50,808
Incitec Pivot Ltd.	92,765	255,110
Leighton Holdings Ltd.	1,443	28,287
Lend Lease Group	9,328	102,729
Macquarie Group Ltd.	5,103	275,163
Mirvac Group REIT	30,051	47,489
National Australia Bank Ltd.	18,772	618,915
Newcrest Mining Ltd. †	6,113	55,936
Ramsay Health Care Ltd.	156	6,971
Rio Tinto Ltd.	4,805	283,412
Santos Ltd.	7,826	98,112
Sonic Healthcare Ltd.	14,286	228,877
Stockland REIT	18,057	62,901
Suncorp Group Ltd.	22,692	271,564
Tatts Group Ltd.	96,214	259,075
Telstra Corp. Ltd.	118,373	558,181
Wesfarmers Ltd.	2,944	112,801
Westfield Group REIT	15,829	150,775
Westfield Retail Trust REIT	27,860	77,134
Westpac Banking Corp.	14,842	477,209
Woodside Petroleum Ltd.	209	7,568
Woolworths Ltd.	11,935	395,788
WorleyParsons Ltd.	15,151	213,380

		8,612,083

Belgium - 0.4%
Ageas	24,195	1,078,839

Canada - 3.7%
Agnico Eagle Mines Ltd. (1)	6,300	190,738
Agrium, Inc. (1)	1,000	97,449
Alimentation Couche Tard, Inc., Class B (1)	2,600	210,281
Bank of Montreal (1)	5,180	346,552

	SHARES	VALUE (Note 2)
Canada - 3.7% (continued)
Bank of Nova Scotia (1)	2,299	$133,157
Barrick Gold Corp. (1)	2,800	49,845
BlackBerry Ltd. (1)†	1,600	12,953
Bonavista Energy Corp. (1)	7,900	115,552
Brookfield Asset Management, Inc., Class A (1)	4,802	195,598
CAE, Inc. (1)	17,100	225,061
Cameco Corp. (1)	5,500	125,920
Canadian Imperial Bank of Commerce (1)	1,500	129,240
Canadian National Railway Co. (1)	3,800	213,494
Canadian Natural Resources Ltd. (1)	14,300	548,070
Canadian Pacific Railway Ltd. (1)	1,200	179,810
Canadian Tire Corp. Ltd., Class A (1)	1,100	103,712
CGI Group, Inc., Class A (1)†	4,400	135,841
CI Financial Corp. (1)	1,200	37,851
Crescent Point Energy Corp. (1)	3,000	109,498
Dollarama, Inc. (1)	3,200	243,785
Empire Co., Ltd., Class A (1)	1,400	85,697
Encana Corp. (1)	25,200	538,193
Enerplus Corp. (1)	24,651	492,797
Finning International, Inc. (1)	7,500	212,347
Goldcorp, Inc. (1)	2,300	56,111
Great-West Lifeco, Inc. (1)	2,245	61,877
Husky Energy, Inc. (1)	7,600	227,966
IGM Financial, Inc. (1)	800	37,731
Industrial Alliance Insurance & Financial Services, Inc. (1)	10,400	427,665
Keyera Corp. (1)	200	12,680
Kinross Gold Corp. (1)†	24,300	100,453
Magna International, Inc. (1)	6,234	599,321
Manulife Financial Corp. (1)	30,700	592,062
National Bank of Canada (1)	1,600	64,116
Onex Corp. (1)	3,600	199,881
Open Text Corp. (1)	2,600	124,226
Pengrowth Energy Corp. (1)	58,500	354,016
Potash Corp of Saskatchewan, Inc. (1)	1,900	68,730
Power Corp. of Canada (1)	2,746	75,065
RioCan Real Estate Investment Trust REIT (1)	2,100	50,586
Rogers Communications, Inc., Class B (1)	2,900	120,171
Royal Bank of Canada (1)	5,024	331,252
Shoppers Drug Mart Corp. (1)	1,600	88,040
Silver Wheaton Corp. (1)	1,300	29,493
Sun Life Financial, Inc. (1)	8,500	294,328
Suncor Energy, Inc. (1)	21,782	760,745
Teck Resources Ltd., Class B (1)	16,393	353,810
Toronto-Dominion Bank/The (1)	12,524	587,172
Valeant Pharmaceuticals International, Inc. (1)†	2,574	338,636
Vermilion Energy, Inc. (1)	1,200	74,953

		10,764,527

China - 0.0% (b)
FIH Mobile Ltd. †	101	56

The accompanying notes are an integral part of these financial statements.	(Continued)

2	AQR Funds	Semi-Annual Report	March 2014

Schedule of Investments	March 31, 2014 (Unaudited)

AQR GLOBAL EQUITY FUND

	SHARES	VALUE (Note 2)
Denmark - 0.2%
AP Moeller - Maersk A/S, Class B	17	$203,469
TDC A/S	39,926	369,290

		572,759

Finland - 0.3%
Nokia OYJ †	9,523	70,065
Orion OYJ, Class B	2,336	70,523
Sampo, A Shares	7,774	403,546
Stora Enso OYJ, R Shares	18,963	202,948

		747,082

France - 4.0%
Airbus Group NV	11,841	848,064
AXA SA	22,961	596,498
Cie Generale des Etablissements Michelin	6,074	759,340
CNP Assurances	32,506	688,480
Danone SA	8,320	587,786
Electricite de France	37,757	1,492,935
Klepierre REIT	1,740	77,840
Lagardere SCA	22,259	883,474
Orange SA	69,992	1,033,905
Renault SA	3,231	313,840
Sanofi	8,708	909,979
Schneider Electric SA	137	12,173
Societe BIC SA	431	56,615
Societe Generale SA	27,494	1,692,409
Thales SA	11,482	761,371
Total SA	12,094	796,083

		11,510,792

Germany - 3.1%
Allianz SE	930	157,188
Bayer AG	5,583	756,071
Celesio AG	9,151	312,801
Continental AG	6,101	1,463,126
Deutsche Boerse AG	1,565	124,595
Deutsche Post AG	22,319	829,764
Deutsche Telekom AG	65,360	1,060,504
E.ON SE	13,954	272,523
Fresenius SE & Co. KGaA	1,761	276,422
Merck KGaA	6,989	1,176,991
Metro AG	3,739	152,519
Muenchener Rueckversicherungs AG	879	192,077
OSRAM Licht AG †	21,401	1,387,678
United Internet AG	19,995	937,903

		9,100,162

Hong Kong - 1.0%
AIA Group Ltd.	101,800	484,176
ASM Pacific Technology Ltd.	1,882	18,282
Cathay Pacific Airways Ltd.	14,000	26,149
Cheung Kong Holdings Ltd.	15,201	252,758
Cheung Kong Infrastructure Holdings Ltd.	4,749	30,372
CLP Holdings Ltd.	12,511	94,417
First Pacific Co., Ltd.	18,000	17,941
Galaxy Entertainment Group Ltd. †	10,000	87,282

	SHARES	VALUE (Note 2)
Hong Kong - 1.0% (continued)
Hang Lung Group Ltd.	791	$3,987
Hang Seng Bank Ltd.	6,157	98,222
Henderson Land Development Co., Ltd.	16,500	96,556
HKT Trust and HKT Ltd.	58,842	62,233
Hong Kong & China Gas Co., Ltd.	20	44
Hong Kong Exchanges and Clearing Ltd.	9,069	137,731
Hopewell Holdings Ltd.	4,695	16,155
Hutchison Whampoa Ltd.	8,489	112,664
Hysan Development Co., Ltd.	10,823	47,228
Kerry Properties Ltd.	32,000	106,717
Li & Fung Ltd.	51,468	76,269
Link REIT/The REIT	18,829	92,848
MGM China Holdings Ltd.	31,600	111,644
Mongolia Energy Corp. Ltd. †	885	25
New World Development Co., Ltd.	30,173	30,438
NWS Holdings Ltd.	12,500	21,095
PCCW Ltd.	32,406	16,279
Power Assets Holdings Ltd.	11,500	99,815
Sands China Ltd.	22,000	164,999
SJM Holdings Ltd.	54,000	152,131
Sun Hung Kai Properties Ltd.	15,022	184,461
Swire Pacific Ltd., Class A	5,318	62,115
Swire Properties Ltd.	72	205
Television Broadcasts Ltd.	42	252
Wharf Holdings Ltd.	29,604	189,871
Wheelock & Co., Ltd.	2,844	11,146
Wynn Macau Ltd.	8,800	36,627
Yue Yuen Industrial Holdings Ltd.	26,623	86,754

		3,029,888

Ireland - 0.0% (b)
James Hardie Industries PLC CDI	3,100	41,410

Italy - 1.0%
Mediobanca SpA †	17,094	195,666
Prysmian SpA	47,415	1,179,939
UniCredit SpA	17,345	158,552
Unione di Banche Italiane SCpA	150,578	1,420,677

		2,954,834

Japan - 7.3%
Aeon Co., Ltd.	4,000	45,022
Aeon Mall Co., Ltd.	1,100	28,181
Alfresa Holdings Corp.	4,500	293,444
Asahi Glass Co., Ltd.	236	1,365
Asahi Kasei Corp.	51,000	345,811
Astellas Pharma, Inc.	39,000	463,030
Bridgestone Corp.	10,600	375,671
Brother Industries Ltd.	2,600	36,354
Calbee, Inc.	700	16,494
Canon, Inc.	45	1,397
Casio Computer Co., Ltd.	16,600	196,278
Central Japan Railway Co.	3,600	420,520
Chubu Electric Power Co., Inc. †	54	635
Chugai Pharmaceutical Co., Ltd.	2,300	58,747
Coca-Cola West Co., Ltd.	900	15,720
Credit Saison Co., Ltd.	2,375	47,232

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2014	3

Schedule of Investments	March 31, 2014 (Unaudited)

AQR GLOBAL EQUITY FUND

	SHARES	VALUE (Note 2)
Japan - 7.3% (continued)
Dai Nippon Printing Co., Ltd.	21,000	$200,823
Daito Trust Construction Co., Ltd.	686	63,543
Daiwa House Industry Co., Ltd.	4,151	70,477
Daiwa Securities Group, Inc.	13,000	112,947
Denso Corp.	2,700	129,482
DIC Corp.	495	1,299
East Japan Railway Co.	2,512	185,028
FANUC Corp.	600	106,075
Fuji Electric Co., Ltd.	46,000	205,652
Fuji Heavy Industries Ltd.	15,833	428,756
FUJIFILM Holdings Corp.	14,144	379,652
Fujitsu Ltd.	10,115	61,140
Fukuoka Financial Group, Inc.	22,000	90,367
Gunma Bank Ltd./The	2,000	10,878
Hachijuni Bank Ltd./The	1,000	5,683
Hakuhodo DY Holdings, Inc.	19,200	133,721
Hankyu Hanshin Holdings, Inc.	5,000	27,201
Hino Motors Ltd.	18,575	275,100
Hitachi High-Technologies Corp.	58	1,351
Hitachi Ltd.	6,000	44,412
Honda Motor Co., Ltd.	5,197	182,865
Hoya Corp.	6,406	200,386
Hulic Co., Ltd.	2,600	35,690
Isuzu Motors Ltd.	17,000	97,610
ITOCHU Corp.	88	1,030
J Front Retailing Co., Ltd.	42,000	289,039
Japan Airlines Co., Ltd.	6,200	305,130
Japan Real Estate Investment Corp. REIT	10	50,322
Japan Retail Fund Investment Corp. REIT	19	37,444
Japan Tobacco, Inc.	2,900	91,023
JGC Corp.	9,000	312,655
JTEKT Corp.	6,788	100,767
JX Holdings, Inc.	14	67
Kaneka Corp.	2,354	14,245
KDDI Corp.	9,300	540,005
Keisei Electric Railway Co., Ltd.	461	3,996
Keyence Corp.	700	288,377
Kinden Corp.	15,284	147,880
Kobe Steel Ltd.	30,759	40,819
Konica Minolta, Inc.	27,000	252,602
Kubota Corp.	343	4,559
Mabuchi Motor Co., Ltd.	200	13,113
Makita Corp.	46	2,532
Mazda Motor Corp.	9,000	39,983
Medipal Holdings Corp.	17,800	272,566
MEIJI Holdings Co., Ltd.	2,500	157,587
Miraca Holdings, Inc.	28	1,227
Mitsubishi Corp.	36	668
Mitsubishi Electric Corp.	18,000	202,622
Mitsubishi Estate Co., Ltd.	11,764	279,344
Mitsubishi Heavy Industries, Ltd.	33,000	190,950
Mitsubishi Motors Corp.	12,800	133,682
Mitsubishi UFJ Financial Group, Inc.	153,849	847,213
Mitsubishi UFJ Lease & Finance Co., Ltd.	80	393

	SHARES	VALUE (Note 2)
Japan - 7.3% (continued)
Mitsui & Co., Ltd.	89	$1,258
Mitsui Fudosan Co., Ltd.	7,598	231,801
Mitsui OSK Lines Ltd.	8,000	31,118
Mitsumi Electric Co., Ltd.	40	290
Mizuho Financial Group, Inc.	133,141	263,866
MS&AD Insurance Group Holdings	9,000	206,021
Namco Bandai Holdings, Inc.	13,400	317,844
NEC Corp.	94,000	288,735
Nexon Co., Ltd.	9,900	83,142
NGK Spark Plug Co., Ltd.	2,000	44,944
NHK Spring Co., Ltd.	10,800	100,435
Nintendo Co., Ltd.	1,500	179,310
Nippon Building Fund, Inc. REIT	12	62,794
Nippon Kayaku Co., Ltd.	546	6,138
Nippon Meat Packers, Inc.	97	1,444
Nippon Prologis REIT, Inc. REIT	15	30,279
Nippon Steel & Sumitomo Metal Corp.	822	2,243
Nippon Telegraph & Telephone Corp.	3,448	187,370
Nippon Yusen KK	34,000	98,747
Nishi-Nippon City Bank Ltd./The	363	816
Nitori Holdings Co., Ltd.	600	26,038
Nitto Denko Corp.	94	4,508
NKSJ Holdings, Inc.	2,100	53,916
Nomura Holdings, Inc.	28,700	184,107
Nomura Real Estate Holdings, Inc.	1,700	32,550
North Pacific Bank Ltd.	68	276
NTT Data Corp.	2,000	77,614
NTT DOCOMO, Inc.	6,400	100,848
Oji Holdings Corp.	682	3,051
Omron Corp.	7,531	311,608
ORIX Corp.	12,290	173,215
Osaka Gas Co., Ltd.	14,446	54,598
Otsuka Corp.	300	39,130
Otsuka Holdings Co., Ltd.	11,300	338,042
Pacific Metals Co., Ltd. †	720	2,677
Panasonic Corp.	39,300	446,962
Rengo Co., Ltd.	884	4,735
Resona Holdings, Inc.	61,600	297,684
Sankyo Co., Ltd.	2,900	122,050
Secom Co., Ltd.	1,800	103,473
Seino Holdings Co., Ltd.	100	954
Sekisui Chemical Co., Ltd.	28,000	290,815
Sekisui House Ltd.	5,000	61,840
Seven & I Holdings Co., Ltd.	5,130	195,476
Shimamura Co., Ltd.	2,600	224,989
Shionogi & Co., Ltd.	16,100	297,641
SoftBank Corp.	6,600	498,750
Sojitz Corp.	16	27
Sony Corp.	17	324
Sumitomo Mitsui Financial Group, Inc.	16,949	726,501
Sumitomo Mitsui Trust Holdings, Inc.	35,000	158,359
Sumitomo Realty & Development Co., Ltd.	3,624	141,839
Suzuken Co., Ltd.	7,000	270,785
Suzuki Motor Corp.	12,100	315,479
Taiheiyo Cement Corp.	16,000	57,622
Taisei Corp.	10,000	44,628

The accompanying notes are an integral part of these financial statements.	(Continued)

4	AQR Funds	Semi-Annual Report	March 2014

Schedule of Investments	March 31, 2014 (Unaudited)

AQR GLOBAL EQUITY FUND

	SHARES	VALUE (Note 2)
Japan - 7.3% (continued)
Takashimaya Co., Ltd.	29,000	$271,441
Takeda Pharmaceutical Co., Ltd.	669	31,665
TDK Corp.	3,400	141,787
Terumo Corp.	3,600	78,413
Toho Co., Ltd.	10,900	218,467
Tokai Rika Co., Ltd.	65	1,092
Tokyo Electric Power Co., Inc †	73,170	294,393
Tokyo Electron Ltd.	1,400	87,011
Tokyo Gas Co., Ltd.	48,000	243,391
Tokyo Tatemono Co., Ltd.	4,000	34,273
Tokyu Corp.	15,000	91,665
Tokyu Fudosan Holdings Corp.	5,000	37,285
Toppan Printing Co., Ltd.	3,000	21,449
Toyo Seikan Group Holdings Ltd.	17,400	282,378
Toyo Suisan Kaisha Ltd.	2,000	66,828
Toyoda Gosei Co., Ltd.	6,400	122,522
Toyota Motor Corp.	18,341	1,034,320
United Urban Investment Corp. REIT	12	17,658
USS Co., Ltd.	1,050	14,750
West Japan Railway Co.	700	28,571
Yahoo Japan Corp.	40,500	198,407
Yamaha Corp.	6,600	84,888

		21,222,239

Netherlands - 1.5%
Akzo Nobel NV	3,817	311,316
CNH Industrial NV †	29,122	335,162
ING Groep NV CVA †	34,347	488,472
Koninklijke Ahold NV	4,945	99,312
Koninklijke Philips NV	38,283	1,346,764
Randstad Holding NV	7,968	466,357
Reed Elsevier NV	58,310	1,261,628

		4,309,011

Singapore - 0.6%
Ascendas Real Estate Investment Trust REIT	16,478	29,660
Avago Technologies Ltd. (1)	2,800	180,348
CapitaCommercial Trust REIT	16,000	18,942
CapitaMall Trust REIT	19,494	29,331
ComfortDelGro Corp. Ltd.	83,000	131,290
DBS Group Holdings Ltd.	21,054	271,261
Global Logistic Properties Ltd.	39,000	82,307
Jardine Cycle & Carriage Ltd.	291	10,503
Keppel Corp. Ltd.	10,000	86,756
Keppel REIT	400	363
Olam International Ltd.	45,000	79,684
Oversea-Chinese Banking Corp. Ltd.	16,422	124,154
Sembcorp Industries Ltd.	7,777	34,018
Sembcorp Marine Ltd.	14,000	45,138
Singapore Airlines Ltd.	10,000	83,317
Singapore Exchange Ltd.	6,967	38,501
Singapore Technologies Engineering Ltd.	12,103	36,823
Singapore Telecommunications Ltd.	41,635	121,021
StarHub Ltd.	476	1,593
United Overseas Bank Ltd.	10,201	175,962
UOL Group Ltd.	3,340	16,656

	SHARES	VALUE (Note 2)
Singapore - 0.6% (continued)
Wilmar International Ltd.	14,000	$38,577
Yangzijiang Shipbuilding Holdings Ltd.	90,404	77,787

		1,713,992

Spain - 1.7%
ACS Actividades de Construccion y Servicios SA	11,180	439,579
Banco de Sabadell SA	274,245	847,849
Banco Santander SA	124,074	1,184,431
CaixaBank SA	132,418	852,382
Gas Natural SDG SA	52,081	1,465,218

		4,789,459

Sweden - 0.8%
Hennes & Mauritz AB, B Shares	5,474	233,467
Investment AB Kinnevik, B Shares	2,409	88,991
Investor AB, B Shares	3,849	139,421
Skandinaviska Enskilda Banken AB, Class A	41,856	574,988
Svenska Cellulosa AB SCA, Class B	39,749	1,170,654
TeliaSonera AB	34,247	258,647

		2,466,168

Switzerland - 3.0%
Actelion Ltd. †	14,818	1,404,278
Givaudan SA †	174	269,135
Nestle SA	11,709	881,332
Novartis AG	16,926	1,437,152
Roche Holding AG	9,791	2,944,778
Sika AG	166	679,031
Swiss Life Holding AG †	1,562	384,122
Swiss Re AG †	8,351	775,091

		8,774,919

United Kingdom - 8.5%
3i Group PLC	160,394	1,065,184
Aon PLC (1)	7,000	589,960
ARM Holdings PLC	11,792	199,147
Associated British Foods PLC	16,841	781,460
Babcock International Group PLC	30,595	687,056
BHP Billiton PLC	17,149	529,538
BP PLC	93,442	750,812
British Land Co. PLC REIT	13,261	144,695
British Sky Broadcasting Group PLC	56,676	862,248
BT Group PLC	267,814	1,703,225
Delphi Automotive PLC (1)	3,700	251,082
easyJet PLC	49,179	1,407,455
Hammerson PLC REIT	10,329	95,489
HSBC Holdings PLC	47,676	482,739
ICAP PLC	13,337	84,056
IMI PLC	15,848	385,641
Investec PLC	43,650	353,361
ITV PLC	61,594	196,794
Kingfisher PLC	181,194	1,273,935
Land Securities Group PLC REIT	20,284	345,701
Lloyds Banking Group PLC †	544,184	680,785
Marks & Spencer Group PLC	78,938	594,239

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2014	5

Schedule of Investments	March 31, 2014 (Unaudited)

AQR GLOBAL EQUITY FUND

	SHARES	VALUE (Note 2)
United Kingdom - 8.5% (continued)
Next PLC	9,007	$991,227
Persimmon PLC †	14,002	314,510
Randgold Resources Ltd.	1,514	113,646
Reckitt Benckiser Group PLC	8,186	668,018
Resolution Ltd.	107,900	537,576
Rio Tinto PLC	10,392	579,538
Royal Dutch Shell PLC, A Shares	31,097	1,136,216
Royal Dutch Shell PLC, B Shares	14,719	574,636
Schroders PLC	8,783	380,914
Shire PLC	20,090	994,561
Smith & Nephew PLC	37,559	570,442
Travis Perkins PLC	45,208	1,423,499
TUI Travel PLC	77,389	565,512
Tullow Oil PLC	14,217	177,669
Unilever PLC	10,377	443,820
Vodafone Group PLC	349,137	1,283,889
William Hill PLC	27,721	157,717
WPP PLC	7,551	156,020

		24,534,012

United States - 49.9%
3M Co. (1)	5,300	718,998
Abbott Laboratories (1)	5,784	222,742
AbbVie, Inc. (1)	26,700	1,372,380
AES Corp. (1)	38,400	548,352
Akamai Technologies, Inc. (1)†	3,900	227,019
Alexion Pharmaceuticals, Inc. (1)†	2,600	395,538
Allstate Corp./The (1)	6,800	384,744
Amazon.com, Inc. (1)†	1,300	437,476
American Electric Power Co., Inc. (1)	6,900	349,554
American Tower Corp. REIT (1)	4,100	335,667
Ameriprise Financial, Inc. (1)	3,100	341,217
Amgen, Inc. (1)	2,349	289,726
Annaly Capital Management, Inc. REIT (1)	14,918	163,650
Apple, Inc. (1)	5,828	3,128,121
Archer-Daniels-Midland Co. (1)	43,300	1,878,787
Ashland, Inc. (1)	1,700	169,116
Assurant, Inc. (1)	8,700	565,152
AT&T, Inc.	52,697	1,848,084
AvalonBay Communities, Inc. REIT (1)	1,311	172,160
Avery Dennison Corp. (1)	21,700	1,099,539
Axis Capital Holdings Ltd. (1)	15,500	710,675
Bank of America Corp. (1)	98,838	1,700,014
Bank of New York Mellon Corp./The (1)	2,200	77,638
Bed Bath & Beyond, Inc. (1)†	6,300	433,440
Berkshire Hathaway, Inc., Class B (1)†	8,550	1,068,493
Best Buy Co., Inc. (1)	4,600	121,486
Biogen Idec, Inc. (1)†	6,300	1,926,981
Boeing Co./The (1)	9,400	1,179,606
Boston Properties, Inc. REIT (1)	2,763	316,446
Boston Scientific Corp. (1)†	92,000	1,243,840
Broadcom Corp., Class A (1)	24,700	777,556
Brookfield Property Partners LP (1)	1,503	27,966
Bunge Ltd. (1)	18,100	1,439,131
Cardinal Health, Inc. (1)	9,700	678,806
CareFusion Corp. (1)†	23,800	957,236

	SHARES	VALUE (Note 2)
United States - 49.9% (continued)
Catamaran Corp. (1) †	1,600	$71,584
CBS Corp., Class B (1)	10,700	661,260
Celgene Corp. (1) †	8,900	1,242,440
CF Industries Holdings, Inc. (1)	2,800	729,792
Chevron Corp. (1)	6,600	784,806
Cigna Corp. (1)	8,700	728,451
Cimarex Energy Co. (1)	13,500	1,607,985
Cisco Systems, Inc. (1)	43,489	974,588
Citigroup, Inc. (1)	4,519	215,104
Citrix Systems, Inc. (1) †	11,700	671,931
Coca-Cola Co./The (1)	31,760	1,227,842
Cognizant Technology Solutions Corp., Class A (1) †	1,200	60,732
Colgate-Palmolive Co. (1)	9,456	613,411
Comcast Corp., Class A (1)	9,700	485,194
Comerica, Inc. (1)	16,600	859,880
Computer Sciences Corp. (1)	25,400	1,544,828
Corning, Inc. (1)	13,500	281,070
Crown Castle International Corp. REIT (1)	4,000	295,120
Cummins, Inc. (1)	2,000	297,980
CVS Caremark Corp. (1)	32,000	2,395,520
Danaher Corp. (1)	2,700	202,500
Deere & Co. (1)	2,900	263,320
DIRECTV (1) †	4,369	333,879
Discover Financial Services (1)	15,200	884,488
DTE Energy Co. (1)	11,600	861,764
Duke Energy Corp. (1)	5,600	398,832
Dun & Bradstreet Corp./The (1)	5,600	556,360
Edison International (1)	10,456	591,914
Eli Lilly & Co. (1)	23,100	1,359,666
Emerson Electric Co. (1)	5,700	380,760
EOG Resources, Inc. (1)	1,900	372,723
Equity Residential REIT (1)	3,548	205,748
Everest Re Group Ltd. (1)	5,500	841,775
Exxon Mobil Corp. (1)	19,789	1,932,990
Facebook, Inc., Class A (1) †	36,300	2,186,712
Fidelity National Information Services, Inc. (1)	22,400	1,197,280
FLIR Systems, Inc. (1)	14,400	518,400
GameStop Corp., Class A (1)	40,800	1,676,880
Gap, Inc./The (1)	6,219	249,133
General Electric Co. (1)	82,102	2,125,621
Gilead Sciences, Inc. (1) †	15,200	1,077,072
Goldman Sachs Group, Inc./The (1)	2,400	393,240
Google, Inc., Class A (1) †	3,102	3,457,210
Halliburton Co. (1)	13,900	818,571
HCP, Inc. REIT (1)	4,772	185,106
Health Care REIT, Inc. REIT (1)	3,000	178,800
Hershey Co./The (1)	1,700	177,480
Hess Corp. (1)	15,400	1,276,352
Hewlett-Packard Co. (1)	47,100	1,524,156
Home Depot, Inc./The (1)	25,006	1,978,725
Honeywell International, Inc. (1)	4,100	380,316
Hormel Foods Corp. (1)	14,200	699,634
Host Hotels & Resorts, Inc. REIT (1)	9,300	188,232
Humana, Inc. (1)	6,500	732,680

The accompanying notes are an integral part of these financial statements.	(Continued)

6	AQR Funds	Semi-Annual Report	March 2014

Schedule of Investments	March 31, 2014 (Unaudited)

AQR GLOBAL EQUITY FUND

	SHARES	VALUE (Note 2)
United States - 49.9% (continued)
Ingersoll-Rand PLC (1)	15,900	$910,116
Intel Corp. (1)	65,000	1,677,650
International Business Machines Corp. (1)	7,923	1,525,098
International Paper Co. (1)	3,300	151,404
Interpublic Group of Cos., Inc./The (1)	33,800	579,332
JM Smucker Co./The (1)	3,200	311,168
Johnson & Johnson (1)	26,616	2,614,490
JPMorgan Chase & Co. (1)	29,173	1,771,093
KeyCorp (1)	103,700	1,476,688
Kimberly-Clark Corp. (1)	12,263	1,351,996
Kimco Realty Corp. REIT (1)	6,500	142,220
Kohl’s Corp. (1)	2,300	130,640
Las Vegas Sands Corp. (1)	8,400	678,552
Leidos Holdings, Inc. (1)	2,700	95,499
Lockheed Martin Corp. (1)	2,400	391,776
LSI Corp.	4,100	45,387
LyondellBasell Industries NV, Class A (1)	18,900	1,680,966
Macy’s, Inc. (1)	12,500	741,125
Manpowergroup, Inc. (1)	4,800	378,384
Marathon Oil Corp. (1)	16,229	576,454
Marathon Petroleum Corp. (1)	7,300	635,392
Marvell Technology Group Ltd. (1)	99,000	1,559,250
MasterCard, Inc., Class A (1)	8,300	620,010
McKesson Corp. (1)	10,800	1,906,956
Medtronic, Inc. (1)	30,882	1,900,478
Merck & Co., Inc. (1)	50,819	2,884,995
MetLife, Inc. (1)	20,700	1,092,960
Microsoft Corp. (1)	81,750	3,350,932
Newmont Mining Corp. (1)	5,161	120,974
Northrop Grumman Corp. (1)	13,379	1,650,701
NVIDIA Corp. (1)	31,000	555,210
Occidental Petroleum Corp. (1)	7,590	723,251
PartnerRe Ltd. (1)	8,900	921,150
PepsiCo, Inc. (1)	12,272	1,024,712
PetSmart, Inc. (1)	700	48,223
Pfizer, Inc. (1)	80,794	2,595,103
Phillips 66 (1)	16,100	1,240,666
PNC Financial Services Group, Inc./The (1)	7,000	609,000
PPG Industries, Inc. (1)	5,897	1,140,834
priceline.com, Inc. (1) †	400	476,756
Procter & Gamble Co./The (1)	10,208	822,765
Prologis, Inc. REIT (1)	5,080	207,416
Prudential Financial, Inc. (1)	5,800	490,970
Public Storage REIT (1)	1,569	264,361
QUALCOMM, Inc. (1)	11,800	930,548
Raytheon Co. (1)	7,067	698,149
Red Hat, Inc. (1) †	20,600	1,091,388
Simon Property Group, Inc. REIT (1)	3,242	531,688
SLM Corp. (1)	9,900	242,352
Southwest Airlines Co. (1)	1,300	30,693
SPX Corp. (1)	6,200	609,522
Starbucks Corp. (1)	2,100	154,098
Superior Energy Services, Inc. (1)	21,600	664,416
Symantec Corp. (1)	8,300	165,751
Synopsys, Inc. (1) †	7,300	280,393
TE Connectivity Ltd. (1)	19,700	1,186,137

	SHARES	VALUE (Note 2)
United States - 49.9% (continued)
Texas Instruments, Inc. (1)	18,500	$872,275
Time Warner Cable, Inc. (1)	3,200	438,976
Time Warner, Inc. (1)	10,800	705,564
Travelers Cos., Inc./The (1)	9,201	783,005
Tyson Foods, Inc., Class A (1)	42,700	1,879,227
Union Pacific Corp. (1)	1,700	319,022
United Parcel Service, Inc., Class B (1)	1,700	165,546
United Technologies Corp. (1)	4,200	490,728
UnitedHealth Group, Inc. (1)	9,000	737,910
Unum Group (1)	31,500	1,112,265
Valero Energy Corp. (1)	7,600	403,560
Ventas, Inc. REIT (1)	4,800	290,736
Verizon Communications, Inc. (1)	22,512	1,070,896
Verizon Communications, Inc.	12,099	575,427
Viacom, Inc., Class B (1)	5,837	496,087
VMware, Inc., Class A (1) †	1,900	205,238
Vornado Realty Trust REIT (1)	2,748	270,843
Walgreen Co. (1)	3,300	217,899
Walt Disney Co./The (1)	7,500	600,525
Waste Management, Inc. (1)	2,373	99,832
WellPoint, Inc. (1)	15,300	1,523,115
Wells Fargo & Co. (1)	70,070	3,485,282
Western Digital Corp. (1)	17,000	1,560,940
Whiting Petroleum Corp. (1) †	10,400	721,656
Yahoo!, Inc. †	42,900	1,540,110

		144,490,075

TOTAL COMMON STOCKS (cost $198,602,812)		260,712,307

PREFERRED STOCKS - 0.8%

Germany - 0.8%
Henkel AG & Co. KGaA	8,005	861,676
Porsche Automobil Holding SE	14,584	1,499,343

TOTAL PREFERRED STOCKS (cost $1,733,215)		2,361,019

RIGHTS - 0.0% (b)

Hong Kong - 0.0% (b)
New World Development Co., Ltd. (3)†(a) (cost $—)	10,057	2,106

MONEY MARKET FUNDS - 7.3%
J.P. Morgan Prime Money Market Fund - Capital Shares, 0.040% (c)(d)	13	13
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (c)(d)	21,070,395	21,070,395

TOTAL MONEY MARKET FUNDS (cost $21,070,408)		21,070,408

TOTAL INVESTMENTS - 98.1% (cost $221,406,435)		284,145,840

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.9% (e)		5,393,634

NET ASSETS - 100.0%		$289,539,474

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2014	7

Schedule of Investments	March 31, 2014 (Unaudited)

AQR GLOBAL EQUITY FUND

†	Non income-producing security.
(a)	Security fair valued as of March 31, 2014 using procedures approved by the Board of Trustees. The total value of positions fair valued was $2,106 or 0.0% of total net assets.
(b)	Represents less than 0.05 percent of net assets.
(c)	Represents annualized seven-day yield as of March 31, 2014.
(d)	A portion of the security is pledged as collateral to the brokers for forward foreign currency exchange and swap contracts.
(e)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).
(3)	Level 3 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

CDI - CHESS Depository Interest

CVA - Dutch Certificate of Shares

REIT - Real Estate Investment Trust

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$31,180,135	10.8%
Consumer Staples	21,286,610	7.4
Energy	18,873,777	6.5
Financials	55,460,787	19.1
Health Care	40,009,796	13.8
Industrials	28,913,778	10.0
Information Technology	38,205,894	13.2
Materials	10,857,274	3.7
Telecommunication Services	11,410,318	3.9
Utilities	6,877,063	2.4
Money Market Funds	21,070,408	7.3

Total Investments	284,145,840	98.1
Other Assets in Excess of Liabilities (e)	5,393,634	1.9

Net Assets	$289,539,474	100.0%

Total return swap contract outstanding as of March 31, 2014:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED DEPRECIATION
Goldman Sachs	Swiss Market Index Futures	6/20/2014	CHF	(15,659,817)	$(475,650)

Money Market Fund is pledged as collateral to Goldman Sachs for total return swap contract in the amount of $300,000 at March 31, 2014.

Open futures contracts outstanding at March 31, 2014:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
40	Barclays Capital	Amsterdam Index Futures	April 17, 2014	$4,289,269	$4,447,054	$157,785
71	Barclays Capital	CAC40 Index Futures	April 17, 2014	4,219,773	4,294,976	75,203
22	Barclays Capital	DAX Index Futures	June 20, 2014	6,997,208	7,263,763	266,555
57	Barclays Capital	FTSE 100 Index Futures	June 20, 2014	6,198,977	6,218,128	19,151
10	Barclays Capital	FTSE/MIB Index Futures	June 20, 2014	1,420,911	1,474,086	53,175
78	Barclays Capital	Hang Seng Index Futures	April 29, 2014	10,977,946	11,132,083	154,137
4	Barclays Capital	IBEX 35 Index Futures	April 17, 2014	549,970	568,364	18,394
3	Barclays Capital	MSCI Singapore Index Futures	April 29, 2014	167,376	170,475	3,099
139	Barclays Capital	S&P 500 E-Mini Futures	June 20, 2014	12,806,284	12,958,970	152,686
87	Barclays Capital	TOPIX Index Futures	June 12, 2014	10,219,835	10,140,096	(79,739)

				57,847,549	58,667,995	820,446

The accompanying notes are an integral part of these financial statements.	(Continued)

8	AQR Funds	Semi-Annual Report	March 2014

Schedule of Investments	March 31, 2014 (Unaudited)

AQR GLOBAL EQUITY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts:
166	Barclays Capital	OMXS30 Index Futures S&P/Toronto Stock	April 18, 2014	$(3,395,177)	$(3,466,295)	$(71,118)
25	Barclays Capital	Exchange 60 Index Futures	June 19, 2014	(3,675,946)	(3,699,684)	(23,738)
106	Barclays Capital	SPI 200 Index Futures	June 19, 2014	(13,134,583)	(13,253,890)	(119,307)

				(20,205,706)	(20,419,869)	(214,163)

				$37,641,843	$38,248,126	$606,283

Cash held as collateral at Barclays Capital for futures contracts was $3,622,934 at March 31, 2014.

Forward foreign currency exchange contracts outstanding as of March 31, 2014:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 06/18/14	Credit Suisse International	AUD	3,628,500	$3,299,979	$3,347,207	$47,228
Australian Dollar, Expiring 06/18/14	The Royal Bank of Scotland	AUD	4,927,500	4,461,188	4,545,504	84,316
Canadian Dollar, Expiring 06/18/14	Credit Suisse International	CAD	2,744,000	2,470,760	2,477,547	6,787
Canadian Dollar, Expiring 06/18/14	The Royal Bank of Scotland	CAD	4,436,000	3,990,047	4,005,249	15,202
Swiss Franc, Expiring 06/18/14	Credit Suisse International	CHF	859,000	982,862	972,272	(10,590)
Swiss Franc, Expiring 06/18/14	The Royal Bank of Scotland	CHF	859,000	982,866	972,272	(10,594)
Danish Krone, Expiring 06/18/14	Credit Suisse International	DKK	2,868,500	536,329	529,579	(6,750)
Danish Krone, Expiring 06/18/14	The Royal Bank of Scotland	DKK	2,868,500	536,327	529,579	(6,748)
Euro, Expiring 06/18/14	Credit Suisse International	EUR	12,168,000	16,807,806	16,761,309	(46,497)
Euro, Expiring 06/18/14	The Royal Bank of Scotland	EUR	12,174,000	16,816,145	16,769,574	(46,571)
Hong Kong Dollar, Expiring 06/18/14	The Royal Bank of Scotland	HKD	3,442,000	443,305	443,882	577
Israeli Shekel, Expiring 06/18/14	Credit Suisse International	ILS	1,049,500	301,872	300,744	(1,128)
Israeli Shekel, Expiring 06/18/14	The Royal Bank of Scotland	ILS	1,049,499	301,870	300,744	(1,126)
Japanese Yen, Expiring 06/18/14	Credit Suisse International	JPY	1,244,748,000	12,169,337	12,064,707	(104,630)
Japanese Yen, Expiring 06/18/14	The Royal Bank of Scotland	JPY	1,244,748,000	12,169,382	12,064,707	(104,675)
Norwegian Krone, Expiring 06/18/14	Credit Suisse International	NOK	27,248,001	4,550,149	4,536,892	(13,257)
Norwegian Krone, Expiring 06/18/14	The Royal Bank of Scotland	NOK	27,248,000	4,550,130	4,536,892	(13,238)
New Zealand Dollar, Expiring 06/18/14	Credit Suisse International	NZD	17,428,501	14,602,262	15,029,646	427,384
New Zealand Dollar, Expiring 06/18/14	The Royal Bank of Scotland	NZD	17,428,500	14,601,997	15,029,646	427,649

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2014	9

Schedule of Investments	March 31, 2014 (Unaudited)

AQR GLOBAL EQUITY FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Swedish Krona, Expiring 06/18/14	Credit Suisse International	SEK	33,925,500	$5,320,167	$5,235,227	$(84,940)
Swedish Krona, Expiring 06/18/14	The Royal Bank of Scotland	SEK	33,925,500	5,320,181	5,235,227	(84,954)
Singapore Dollar, Expiring 06/18/14	Credit Suisse International	SGD	7,000	5,510	5,565	55
Singapore Dollar, Expiring 06/18/14	The Royal Bank of Scotland	SGD	311,000	245,561	247,248	1,687

				$125,466,032	$125,941,219	$475,187

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 06/18/14	Credit Suisse International	AUD	(6,249,000)	$(5,597,973)	$(5,764,558)	$(166,585)
Australian Dollar, Expiring 06/18/14	The Royal Bank of Scotland	AUD	(6,249,000)	(5,597,990)	(5,764,558)	(166,568)
Canadian Dollar, Expiring 06/18/14	Credit Suisse International	CAD	(2,944,501)	(2,656,628)	(2,658,578)	(1,950)
Canadian Dollar, Expiring 06/18/14	The Royal Bank of Scotland	CAD	(2,955,501)	(2,666,559)	(2,668,510)	(1,951)
Swiss Franc, Expiring 06/18/14	Credit Suisse International	CHF	(4,714,500)	(5,362,224)	(5,336,178)	26,046
Swiss Franc, Expiring 06/18/14	The Royal Bank of Scotland	CHF	(4,714,500)	(5,362,282)	(5,336,178)	26,104
Danish Krone, Expiring 06/18/14	Credit Suisse International	DKK	(176,000)	(32,658)	(32,493)	165
Danish Krone, Expiring 06/18/14	The Royal Bank of Scotland	DKK	(176,000)	(32,659)	(32,493)	166
Euro, Expiring 06/18/14	Credit Suisse International	EUR	(270,500)	(372,162)	(372,611)	(449)
Euro, Expiring 06/18/14	The Royal Bank of Scotland	EUR	(270,500)	(372,160)	(372,611)	(451)
British Pound, Expiring 06/18/14	Credit Suisse International	GBP	(11,175,502)	(18,604,146)	(18,620,339)	(16,193)
British Pound, Expiring 06/18/14	The Royal Bank of Scotland	GBP	(11,175,501)	(18,604,080)	(18,620,337)	(16,257)
Hong Kong Dollar, Expiring 06/18/14	Credit Suisse International	HKD	(598,000)	(77,072)	(77,118)	(46)
Hong Kong Dollar, Expiring 06/18/14	The Royal Bank of Scotland	HKD	(1,148,000)	(147,979)	(148,047)	(68)
Japanese Yen, Expiring 06/18/14	Credit Suisse International	JPY	(512,334,500)	(4,988,417)	(4,965,798)	22,619
Japanese Yen, Expiring 06/18/14	The Royal Bank of Scotland	JPY	(512,334,500)	(4,988,475)	(4,965,798)	22,677
Norwegian Krone, Expiring 06/18/14	Credit Suisse International	NOK	(28,395,000)	(4,727,647)	(4,727,871)	(224)
Norwegian Krone, Expiring 06/18/14	The Royal Bank of Scotland	NOK	(28,395,000)	(4,727,696)	(4,727,871)	(175)
New Zealand Dollar, Expiring 06/18/14	Credit Suisse International	NZD	(2,052,000)	(1,744,049)	(1,769,563)	(25,514)
New Zealand Dollar, Expiring 06/18/14	The Royal Bank of Scotland	NZD	(2,052,000)	(1,744,022)	(1,769,563)	(25,541)

The accompanying notes are an integral part of these financial statements.	(Continued)

10	AQR Funds	Semi-Annual Report	March 2014

Schedule of Investments	March 31, 2014 (Unaudited)

AQR GLOBAL EQUITY FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Swedish Krona, Expiring 06/18/14	Credit Suisse International	SEK	(47,006,001)	$(7,309,614)	$(7,253,751)	$55,863
Swedish Krona, Expiring 06/18/14	The Royal Bank of Scotland	SEK	(47,006,000)	(7,309,636)	(7,253,751)	55,885
Singapore Dollar, Expiring 06/18/14	Credit Suisse International	SGD	(32,000)	(25,271)	(25,441)	(170)
Singapore Dollar, Expiring 06/18/14	The Royal Bank of Scotland	SGD	(45,000)	(35,525)	(35,775)	(250)

				(103,086,924)	(103,299,791)	(212,867)

				$22,379,108	$22,641,428	$262,320

Money Market Fund is pledged as collateral to The Royal Bank of Scotland and Credit Suisse International for forward foreign currency exchange contracts in the amounts of $92 and $13, respectively, at March 31, 2014. Additional cash held as collateral for The Royal Bank of Scotland and Credit Suisse International for forward currency exchange contracts was $180,000 and $140,000, respectively, at March 31, 2014.

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

ILS - Israeli Shekel

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2014	11

Schedule of Investments	March 31, 2014 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

COMMON STOCKS - 87.3%	SHARES	VALUE (Note 2)
Australia - 7.2%
Alumina Ltd. †	882,866	$983,208
Asciano Ltd.	457,566	2,213,693
ASX Ltd.	10,285	344,637
Australia & New Zealand Banking Group Ltd.	161,363	4,964,002
Bank of Queensland Ltd.	18,621	222,483
Bendigo and Adelaide Bank Ltd.	168,763	1,782,818
BHP Billiton Ltd.	195,934	6,641,231
Brambles Ltd.	88,862	764,571
CFS Retail Property Trust Group REIT	134,550	236,077
Commonwealth Bank of Australia	78,738	5,668,308
Computershare Ltd.	15,439	173,630
CSL Ltd.	15,115	976,303
Dexus Property Group REIT	283,799	279,863
Echo Entertainment Group Ltd.	204,137	464,667
Federation Centres Ltd. REIT	83,291	182,576
Flight Centre Travel Group Ltd.	32,116	1,566,854
Goodman Group REIT	110,663	486,714
GPT Group REIT	113,631	386,208
GPT Group REIT (3)†(a)	143,427	—
Incitec Pivot Ltd.	516,966	1,421,692
Leighton Holdings Ltd.	7,185	140,845
Lend Lease Group	40,426	445,209
Macquarie Group Ltd.	35,494	1,913,904
Mirvac Group REIT	214,560	339,066
National Australia Bank Ltd.	157,657	5,197,970
Newcrest Mining Ltd. †	41,734	381,882
Qantas Airways Ltd. †	31,125	31,976
QBE Insurance Group Ltd.	135,590	1,611,343
Rio Tinto Ltd.	15,909	938,356
Sonic Healthcare Ltd.	54,986	880,934
Stockland REIT	127,919	445,601
Suncorp Group Ltd.	100,385	1,201,348
Tatts Group Ltd.	441,360	1,188,448
Telstra Corp. Ltd.	790,166	3,725,981
Wesfarmers Ltd.	41,232	1,579,825
Westfield Group REIT	118,519	1,128,922
Westfield Retail Trust REIT	194,481	538,443
Westpac Banking Corp.	124,532	4,004,033
Woodside Petroleum Ltd.	47,719	1,727,877
Woolworths Ltd.	99,879	3,312,180
WorleyParsons Ltd.	58,962	830,395

		61,324,073

Belgium - 0.8%
Ageas	88,622	3,951,597
Colruyt SA	14,067	775,441
Delhaize Group SA	24,604	1,799,343
Groupe Bruxelles Lambert SA	2,641	263,837

		6,790,218

China - 0.0% (b)
FIH Mobile Ltd. †	406	224

Denmark - 0.6%
Coloplast A/S, Class B	30,336	2,452,700
TDC A/S	278,560	2,576,505
Tryg A/S	4,860	480,738

		5,509,943

	SHARES	VALUE (Note 2)
Finland - 1.2%
Nokia OYJ †	215,002	$1,581,860
Orion OYJ, Class B	34,844	1,051,933
Sampo, A Shares	116,487	6,046,808
Wartsila OYJ	24,177	1,314,177

		9,994,778

France - 9.9%
Aeroports de Paris	3,330	415,039
Airbus Group NV	60,576	4,338,514
AXA SA	221,327	5,749,800
Christian Dior SA	9,854	1,892,622
Cie Generale des Etablissements Michelin	68,497	8,563,146
CNP Assurances	94,439	2,000,226
Danone SA	77,750	5,492,833
Electricite de France	238,595	9,434,195
GDF Suez	76,017	2,079,445
Iliad SA	5,770	1,665,019
Kering	628	128,046
Klepierre REIT	3,675	164,403
Lagardere SCA	86,738	3,442,686
Orange SA	203,111	3,000,306
Renault SA	39,197	3,807,358
Safran SA	33,233	2,302,368
Sanofi	95,921	10,023,664
Schneider Electric SA	3,734	331,773
Societe BIC SA	16,433	2,158,584
Societe Generale SA	139,135	8,564,536
Thales SA	54,486	3,612,967
Total SA	59,037	3,886,087
Vivendi SA	50,534	1,406,505

		84,460,122

Germany - 8.1%
Adidas AG	54,409	5,883,207
Bayer AG	60,417	8,181,897
Celesio AG	84,186	2,877,664
Continental AG	25,976	6,229,499
Deutsche Boerse AG	12,335	982,033
Deutsche Lufthansa AG †	286,525	7,512,536
Deutsche Post AG	165,919	6,168,449
Deutsche Telekom AG	97,869	1,587,981
HeidelbergCement AG	1,109	95,054
Merck KGaA	55,080	9,275,818
Metro AG	118,202	4,821,619
Muenchener Rueckversicherungs AG	34,561	7,552,173
OSRAM Licht AG †	45,383	2,942,712
United Internet AG	107,891	5,060,828

		69,171,470

Hong Kong - 2.5%
AIA Group Ltd.	653,800	3,109,571
ASM Pacific Technology Ltd.	14,204	137,983
BOC Hong Kong Holdings Ltd.	53	151
Cathay Pacific Airways Ltd.	155,000	289,507
Cheung Kong Holdings Ltd.	112,278	1,866,924
Cheung Kong Infrastructure Holdings Ltd.	37,827	241,917

The accompanying notes are an integral part of these financial statements.	(Continued)

12	AQR Funds	Semi-Annual Report	March 2014

Schedule of Investments	March 31, 2014 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

	SHARES	VALUE (Note 2)
Hong Kong - 2.5% (continued)
CLP Holdings Ltd.	85,509	$645,314
First Pacific Co., Ltd.	144,000	143,529
Galaxy Entertainment Group Ltd. †	139,000	1,213,214
Hang Lung Group Ltd.	276	1,391
Hang Seng Bank Ltd.	40,135	640,270
Henderson Land Development Co., Ltd.	80,900	473,419
HKT Trust and HKT Ltd.	386,694	408,982
Hong Kong & China Gas Co., Ltd.	260	568
Hong Kong Exchanges and Clearing Ltd.	66,154	1,004,679
Hopewell Holdings Ltd.	34,500	118,714
Hutchison Whampoa Ltd.	58,832	780,808
Hysan Development Co., Ltd.	186,000	811,650
Kerry Properties Ltd.	195,500	651,973
Li & Fung Ltd.	1,336	1,980
Link REIT/The REIT	139,382	687,308
MGM China Holdings Ltd.	280,800	992,079
Mongolia Energy Corp. Ltd. †	406	11
New World Development Co., Ltd.	221,896	223,843
NWS Holdings Ltd.	86,000	145,136
PCCW Ltd.	131,000	65,807
Power Assets Holdings Ltd.	69,500	603,231
Sands China Ltd.	144,000	1,079,991
Shanghai Industrial Urban Development Group Ltd. †	8	2
SJM Holdings Ltd.	395,000	1,112,808
Sun Hung Kai Properties Ltd.	59,046	725,048
Swire Pacific Ltd., Class A	41,030	479,233
Swire Properties Ltd.	71	203
Television Broadcasts Ltd.	3	18
Wharf Holdings Ltd.	222,243	1,425,396
Wheelock & Co., Ltd.	132,621	519,761
Yue Yuen Industrial Holdings Ltd.	194,109	632,523

		21,234,942

Ireland - 0.0% (b)
James Hardie Industries PLC CDI	14,191	189,564

Italy - 2.4%
Fiat SpA †	352,761	4,112,584
Prysmian SpA	329,300	8,194,745
Unione di Banche Italiane SCpA	866,539	8,175,645

		20,482,974

Japan - 17.6%
Alfresa Holdings Corp.	31,300	2,041,068
Asahi Glass Co., Ltd.	413	2,390
Asahi Kasei Corp.	297,000	2,013,838
Astellas Pharma, Inc.	206,500	2,451,686
Azbil Corp.	37	915
Bridgestone Corp.	45,700	1,619,639
Brother Industries Ltd.	29,600	413,874
Canon, Inc.	15	465
Casio Computer Co., Ltd.	136,800	1,617,519
Central Japan Railway Co.	28,500	3,329,113
Chubu Electric Power Co., Inc. †	97	1,141
Chugai Pharmaceutical Co., Ltd.	2,000	51,085

	SHARES	VALUE (Note 2)
Japan - 17.6% (continued)
Credit Saison Co., Ltd.	12	$239
Dai Nippon Printing Co., Ltd.	107,000	1,023,241
Daito Trust Construction Co., Ltd.	5,187	480,461
Daiwa House Industry Co., Ltd.	17,295	293,638
Daiwa Securities Group, Inc.	87,000	755,878
Denso Corp.	11,400	546,702
East Japan Railway Co.	27,213	2,004,443
FANUC Corp.	8,200	1,449,695
Fuji Electric Co., Ltd.	406,000	1,815,106
Fuji Heavy Industries Ltd.	131,221	3,553,448
FUJIFILM Holdings Corp.	114,143	3,063,820
Fujitsu Ltd.	270,000	1,632,022
Fukuoka Financial Group, Inc.	125,046	513,640
GungHo Online Entertainment, Inc.	27,100	147,315
Hakuhodo DY Holdings, Inc.	57,600	401,163
Hankyu Hanshin Holdings, Inc.	67,000	364,487
Hino Motors Ltd.	177,000	2,621,406
Honda Motor Co., Ltd.	18,697	657,885
Hoya Corp.	45,500	1,423,286
Hulic Co., Ltd.	16,200	222,376
Isuzu Motors Ltd.	189,000	1,085,192
ITOCHU Corp.	38,144	446,301
J Front Retailing Co., Ltd.	194,000	1,335,083
Japan Airlines Co., Ltd.	48,500	2,386,908
Japan Real Estate Investment Corp. REIT	84	422,701
Japan Retail Fund Investment Corp. REIT	149	293,643
Japan Tobacco, Inc.	14,100	442,563
JGC Corp.	87,000	3,022,328
JTEKT Corp.	70	1,039
JX Holdings, Inc.	95	458
Kaneka Corp.	625	3,782
Kansai Electric Power Co., Inc./The †	69,432	711,708
Kao Corp.	85	3,010
KDDI Corp.	60,200	3,495,513
Keyence Corp.	4,000	1,647,866
Kinden Corp.	64,564	624,690
Koito Manufacturing Co., Ltd.	69,000	1,170,121
Komatsu Ltd.	38	797
Konica Minolta, Inc.	266,000	2,488,599
Mabuchi Motor Co., Ltd.	5,700	373,720
Marubeni Corp.	56,974	382,475
Medipal Holdings Corp.	140,900	2,157,556
MEIJI Holdings Co., Ltd.	17,000	1,071,595
Miraca Holdings, Inc.	6	263
Mitsubishi Electric Corp.	340,000	3,827,311
Mitsubishi Estate Co., Ltd.	77,020	1,828,891
Mitsubishi Heavy Industries, Ltd.	136,000	786,947
Mitsubishi Motors Corp.	85,500	892,952
Mitsubishi UFJ Financial Group, Inc.	1,175,091	6,470,974
Mitsui & Co., Ltd.	43	608
Mitsui Fudosan Co., Ltd.	59,205	1,806,239
Mitsumi Electric Co., Ltd.	89	645
Mizuho Financial Group, Inc.	539,610	1,069,428
MS&AD Insurance Group Holdings	55,700	1,275,041
Namco Bandai Holdings, Inc.	126,600	3,002,919

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2014	13

Schedule of Investments	March 31, 2014 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

	SHARES	VALUE (Note 2)
Japan - 17.6% (continued)
NEC Corp.	952,000	$2,924,206
Nexon Co., Ltd.	111,400	935,553
NHK Spring Co., Ltd.	44,800	416,621
Nintendo Co., Ltd.	5,600	669,422
Nippon Building Fund, Inc. REIT	84	439,555
Nippon Steel & Sumitomo Metal Corp.	405	1,105
Nippon Telegraph & Telephone Corp.	19,019	1,033,523
Nippon Yusen KK	84,000	243,963
Nishi-Nippon City Bank Ltd./The	737	1,657
Nisshin Seifun Group, Inc.	92	1,010
Nitto Denko Corp.	83	3,980
NKSJ Holdings, Inc.	8,700	223,367
Nomura Holdings, Inc.	191,200	1,226,525
Nomura Real Estate Holdings, Inc.	8,000	153,179
NTT DOCOMO, Inc.	19,000	299,392
Omron Corp.	56,700	2,346,060
ORIX Corp.	76,990	1,085,096
Osaka Gas Co., Ltd.	389,802	1,473,251
Otsuka Holdings Co., Ltd.	57,600	1,723,119
Panasonic Corp.	339,600	3,862,302
Rengo Co., Ltd.	299	1,602
Resona Holdings, Inc.	591,200	2,856,993
Sankyo Co., Ltd.	17,300	728,093
Sega Sammy Holdings, Inc.	9,900	222,243
Seino Holdings Co., Ltd.	837	7,986
Sekisui Chemical Co., Ltd.	144,000	1,495,619
Sekisui House Ltd.	32,000	395,779
Seven & I Holdings Co., Ltd.	54,239	2,066,749
Sharp Corp. †	245	746
Shimamura Co., Ltd.	10,400	899,954
Shionogi & Co., Ltd.	143,500	2,652,885
SoftBank Corp.	40,300	3,045,401
Sojitz Corp.	62	106
Sony Corp.	71	1,352
Sumitomo Electric Industries Ltd.	56,000	836,012
Sumitomo Heavy Industries Ltd.	161,000	654,823
Sumitomo Mitsui Financial Group, Inc.	123,036	5,273,806
Sumitomo Mitsui Trust Holdings, Inc.	123,341	558,062
Sumitomo Realty & Development Co., Ltd.	24,261	949,547
Suzuken Co., Ltd.	36,300	1,404,216
Suzuki Motor Corp.	64,300	1,676,469
Takashimaya Co., Ltd.	271,000	2,536,566
Takeda Pharmaceutical Co., Ltd.	81	3,834
THK Co., Ltd.	53,600	1,201,570
Toho Co., Ltd.	51,900	1,040,223
Tokai Rika Co., Ltd.	99	1,664
Tokyo Electric Power Co., Inc. †	672,573	2,706,034
Tokyo Electron Ltd.	10,100	627,721
Tokyo Gas Co., Ltd.	252,071	1,278,164
Tokyu Corp.	158,000	965,533
Tokyu Fudosan Holdings Corp.	26,483	197,482
TOTO Ltd.	143,000	1,982,240
Toyo Seikan Group Holdings Ltd.	123,000	1,996,123
Toyota Boshoku Corp.	16,400	165,837
Toyota Motor Corp.	125,678	7,087,466
USS Co., Ltd.	3,040	42,706

	SHARES	VALUE (Note 2)
Japan - 17.6% (continued)
West Japan Railway Co.	28,400	$1,159,184
Yahoo Japan Corp.	200,500	982,237
Yamaha Corp.	37,200	478,458

		150,287,221

Netherlands - 3.3%
Akzo Nobel NV	23,534	1,919,443
ING Groep NV CVA †	247,726	3,523,082
Koninklijke Ahold NV	336,601	6,760,201
Koninklijke Philips NV	288,471	10,148,167
Randstad Holding NV	44,193	2,586,558
Reed Elsevier NV	167,655	3,627,477

		28,564,928

Singapore - 1.3%
Ascendas Real Estate Investment Trust REIT	123,637	222,546
CapitaCommercial Trust REIT	120,000	142,064
CapitaMall Trust REIT	145,994	219,667
ComfortDelGro Corp. Ltd.	563,000	890,559
DBS Group Holdings Ltd.	150,128	1,934,255
Global Logistic Properties Ltd.	231,000	487,511
Jardine Cycle & Carriage Ltd.	66	2,382
Keppel Corp. Ltd.	87,728	761,097
Keppel Land Ltd.	19,000	50,862
Keppel REIT	803	729
Olam International Ltd.	190,000	336,443
Oversea-Chinese Banking Corp. Ltd.	83,479	631,120
Sembcorp Industries Ltd.	60,017	262,528
Sembcorp Marine Ltd.	51,000	164,433
Singapore Airlines Ltd.	61,000	508,231
Singapore Exchange Ltd.	52,472	289,971
Singapore Technologies Engineering Ltd.	93,265	283,753
Singapore Telecommunications Ltd.	405,524	1,178,743
StarHub Ltd.	988	3,306
United Overseas Bank Ltd.	75,097	1,295,381
UOL Group Ltd.	28,000	139,635
Wilmar International Ltd.	127,000	349,946
Yangzijiang Shipbuilding Holdings Ltd.	705,319	606,884

		10,762,046

Spain - 3.8%
ACS Actividades de Construccion y Servicios SA	68,870	2,707,857
Banco de Sabadell SA	1,410,103	4,359,441
Banco Santander SA	652,898	6,232,670
CaixaBank SA	906,471	5,835,001
Gas Natural SDG SA	403,336	11,347,231
Iberdrola SA	336,550	2,354,997

		32,837,197

Sweden - 2.6%
Electrolux AB, Series B	36,933	808,669
Investor AB, B Shares	19,364	701,414
Nordea Bank AB	234,797	3,330,739
Skandinaviska Enskilda Banken AB, Class A	111,738	1,534,977

The accompanying notes are an integral part of these financial statements.	(Continued)

14	AQR Funds	Semi-Annual Report	March 2014

Schedule of Investments	March 31, 2014 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

	SHARES	VALUE (Note 2)
Sweden - 2.6% (continued)
SKF AB, B Shares	58,997	$1,510,619
Svenska Cellulosa AB SCA, Class B	344,916	10,158,172
Swedish Match AB	101,459	3,321,428
Telefonaktiebolaget LM Ericsson, B Shares	27,447	366,070
TeliaSonera AB	90,089	680,387

		22,412,475

Switzerland - 7.6%
Actelion Ltd. †	26,614	2,522,166
Adecco SA †	11,662	970,584
Aryzta AG †	7,955	703,423
Baloise Holding AG	12,816	1,613,290
EMS-Chemie Holding AG	1,100	415,705
Givaudan SA †	4,853	7,506,388
Nestle SA	56,585	4,259,134
Novartis AG	173,523	14,733,478
Roche Holding AG	71,287	21,440,547
Sika AG	553	2,262,071
Sulzer AG	19,840	2,730,143
Swiss Life Holding AG †	9,043	2,223,828
Swiss Re AG †	33,312	3,091,826

		64,472,583

United Kingdom - 18.4%
3i Group PLC	599,975	3,984,462
ARM Holdings PLC	343,793	5,806,073
Associated British Foods PLC	146,586	6,801,918
AstraZeneca PLC	15,504	1,005,078
Babcock International Group PLC	48,590	1,091,160
BAE Systems PLC	442,521	3,074,194
BHP Billiton PLC	124,552	3,846,001
BP PLC	787,004	6,323,620
British Land Co. PLC REIT	145,305	1,585,467
British Sky Broadcasting Group PLC	210,761	3,206,441
BT Group PLC	1,779,265	11,315,649
Centrica PLC	198,410	1,091,543
easyJet PLC	271,253	7,762,995
GKN PLC	276,226	1,799,827
GlaxoSmithKline PLC	107,762	2,873,509
Hammerson PLC REIT	28,872	266,914
HSBC Holdings PLC	798,934	8,089,541
ICAP PLC	128,984	812,915
IMI PLC	68,023	1,655,255
International Consolidated Airlines Group SA †	299,809	2,092,078
Investec PLC	139,590	1,130,025
ITV PLC	1,842,919	5,888,162
Kingfisher PLC	311,249	2,188,324
Land Securities Group PLC REIT	120,594	2,055,288
Legal & General Group PLC	256,799	876,743
Lloyds Banking Group PLC †	3,396,161	4,248,663
Marks & Spencer Group PLC	275,745	2,075,785
Next PLC	57,753	6,355,761
Persimmon PLC †	227,389	5,107,567
Randgold Resources Ltd.	3,761	282,313
Reckitt Benckiser Group PLC	45,801	3,737,590
Resolution Ltd.	385,283	1,919,545

	SHARES	VALUE (Note 2)
United Kingdom - 18.4% (continued)
Rio Tinto PLC	74,884	$4,176,113
Royal Dutch Shell PLC, A Shares	224,457	8,201,164
Royal Dutch Shell PLC, B Shares	114,217	4,459,079
Schroders PLC	45,876	1,989,616
Shire PLC	33,973	1,681,843
Smith & Nephew PLC	245,173	3,723,663
Smiths Group PLC	19,956	424,018
Tate & Lyle PLC	98,319	1,095,034
Travis Perkins PLC	121,132	3,814,177
TUI Travel PLC	624,394	4,562,691
Tullow Oil PLC	33,537	419,109
Unilever PLC	76,998	3,293,174
Vedanta Resources PLC	38,196	575,771
Vodafone Group PLC	1,566,368	5,760,041
William Hill PLC	413,402	2,352,032

		156,877,931

TOTAL COMMON STOCKS (cost $604,611,870)		745,372,689

PREFERRED STOCKS - 1.7%

Germany - 1.7%
Henkel AG & Co. KGaA	50,844	5,472,961
Porsche Automobil Holding SE	86,428	8,885,436

TOTAL PREFERRED STOCKS (cost $10,910,099)		14,358,397

RIGHTS - 0.0% (b)

Hong Kong - 0.0% (b)
New World Development Co., Ltd. (3)†(a)
(cost $—)	73,965	15,491

MONEY MARKET FUNDS - 8.4%
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (c)(d)
(cost $71,473,086)	71,473,086	71,473,086

TOTAL INVESTMENTS - 97.4% (cost $686,995,055)		831,219,663

OTHER ASSETS IN EXCESS OF LIABILITIES - 2.6% (e)		22,544,764

NET ASSETS - 100.0%		$853,764,427

†	Non income-producing security.
(a)	Security fair valued at as of March 31, 2014 using procedures approved by the Board of Trustees. The total value of positions fair valued was $15,491 or 0.0% of total net assets.
(b)	Represents less than 0.05 percent of net assets.
(c)	Represents annualized seven-day yield as of March 31, 2014.
(d)	A portion of the security is pledged as collateral to the brokers for forward foreign currency exchange and swap contracts.
(e)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2014	15

Schedule of Investments	March 31, 2014 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(3)	Level 3 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

CDI - CHESS Depository Interest

CVA - Dutch Certificate of Shares

REIT - Real Estate Investment Trust

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$126,107,004	14.8%
Consumer Staples	67,655,591	7.9
Energy	25,847,799	3.0
Financials	181,308,770	21.2
Health Care	96,186,907	11.3
Industrials	119,336,827	14.0
Information Technology	32,430,676	3.8
Materials	35,655,222	4.2
Telecommunication Services	41,249,041	4.8
Utilities	33,968,740	4.0
Money Market Funds	71,473,086	8.4

Total Investments	831,219,663	97.4
Other Assets in Excess of Liabilities (e)	22,544,764	2.6

Net Assets	$853,764,427	100.0%

Total return swap contract outstanding as of March 31, 2014:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Goldman Sachs	Swiss Market Index Futures	6/20/2014	CHF	(46,249,202)	$(1,404,768)

Money Market Fund is pledged as collateral to Goldman Sachs for total return swap contracts in the amount of $11,320,000 at March 31, 2014.

Open futures contracts outstanding at March 31, 2014:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
103	Barclays Capital	Amsterdam Index Futures	April 17, 2014	$11,053,340	$11,451,165	$397,825
360	Barclays Capital	CAC40 Index Futures	April 17, 2014	21,404,444	21,777,340	372,896
103	Barclays Capital	DAX Index Futures	June 20, 2014	32,759,654	34,007,617	1,247,963
156	Barclays Capital	FTSE 100 Index Futures	June 20, 2014	16,962,101	17,018,034	55,933
96	Barclays Capital	FTSE/MIB Index Futures	June 20, 2014	13,660,693	14,151,221	490,528
285	Barclays Capital	Hang Seng Index Futures	April 29, 2014	40,132,314	40,674,918	542,604
2	Barclays Capital	IBEX 35 Index Futures	April 17, 2014	274,985	284,182	9,197
28	Barclays Capital	MSCI Singapore Index Futures	April 29, 2014	1,561,721	1,591,096	29,375
484	Barclays Capital	TOPIX Index Futures	June 12, 2014	56,940,319	56,411,568	(528,751)

				194,749,571	197,367,141	2,617,570

Short Contracts:
509	Barclays Capital	OMXS30 Index Futures	April 18, 2014	(10,434,177)	(10,628,579)	(194,402)
463	Barclays Capital	SPI 200 Index Futures	June 19, 2014	(57,350,139)	(57,891,992)	(541,853)

				(67,784,316)	(68,520,571)	(736,255)

				$126,965,255	$128,846,570	$1,881,315

Cash held as collateral at Barclays Capital for futures contracts was $13,299,557 at March 31, 2014.

The accompanying notes are an integral part of these financial statements.	(Continued)

16	AQR Funds	Semi-Annual Report	March 2014

Schedule of Investments	March 31, 2014 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

Forward foreign currency exchange contracts outstanding as of March 31, 2014:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 06/18/14	Credit Suisse International	AUD	16,316,500	$14,842,477	$15,051,593	$209,116
Australian Dollar, Expiring 06/18/14	The Royal Bank of Scotland	AUD	16,316,500	14,842,599	15,051,593	208,994
Swiss Franc, Expiring 06/18/14	Credit Suisse International	CHF	31,000	35,120	35,088	(32)
Swiss Franc, Expiring 06/18/14	The Royal Bank of Scotland	CHF	2,406,000	2,715,707	2,723,268	7,561
Danish Krone, Expiring 06/18/14	Credit Suisse International	DKK	16,800,500	3,141,212	3,101,692	(39,520)
Danish Krone, Expiring 06/18/14	The Royal Bank of Scotland	DKK	16,800,500	3,141,199	3,101,692	(39,507)
Euro, Expiring 06/18/14	Credit Suisse International	EUR	51,212,200	70,740,433	70,544,336	(196,097)
Euro, Expiring 06/18/14	The Royal Bank of Scotland	EUR	51,256,200	70,801,521	70,604,945	(196,576)
British Pound, Expiring 06/18/14	The Royal Bank of Scotland	GBP	3,705,000	6,138,354	6,173,177	34,823
Hong Kong Dollar, Expiring 06/18/14	Credit Suisse International	HKD	9,886,000	1,274,132	1,274,903	771
Hong Kong Dollar, Expiring 06/18/14	The Royal Bank of Scotland	HKD	10,608,000	1,367,123	1,368,013	890
Israeli Shekel, Expiring 06/18/14	Credit Suisse International	ILS	7,529,000	2,165,639	2,157,506	(8,133)
Israeli Shekel, Expiring 06/18/14	The Royal Bank of Scotland	ILS	7,529,000	2,165,622	2,157,506	(8,116)
Japanese Yen, Expiring 06/18/14	Credit Suisse International	JPY	4,381,559,400	42,866,056	42,468,225	(397,831)
Japanese Yen, Expiring 06/18/14	The Royal Bank of Scotland	JPY	4,381,559,400	42,866,240	42,468,225	(398,015)
Norwegian Krone, Expiring 06/18/14	Credit Suisse International	NOK	54,519,500	9,104,221	9,077,697	(26,524)
Norwegian Krone, Expiring 06/18/14	The Royal Bank of Scotland	NOK	54,519,500	9,104,185	9,077,697	(26,488)
New Zealand Dollar, Expiring 06/18/14	Credit Suisse International	NZD	87,066,001	72,966,052	75,082,258	2,116,206
New Zealand Dollar, Expiring 06/18/14	The Royal Bank of Scotland	NZD	87,066,000	72,964,296	75,082,258	2,117,962
Swedish Krona, Expiring 06/18/14	Credit Suisse International	SEK	41,312,500	6,490,358	6,375,155	(115,203)
Swedish Krona, Expiring 06/18/14	The Royal Bank of Scotland	SEK	62,055,500	9,701,675	9,576,119	(125,556)
Singapore Dollar, Expiring 06/18/14	Credit Suisse International	SGD	1,064,650	840,728	846,406	5,678
Singapore Dollar, Expiring 06/18/14	The Royal Bank of Scotland	SGD	1,064,650	840,735	846,406	5,671

				$461,115,684	$464,245,758	$3,130,074

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2014	17

Schedule of Investments	March 31, 2014 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 06/18/14	Credit Suisse International	AUD	(29,357,950)	$(26,255,059)	$(27,082,027)	$(826,968)
Australian Dollar, Expiring 06/18/14	The Royal Bank of Scotland	AUD	(30,176,950)	(26,984,054)	(27,837,536)	(853,482)
Swiss Franc, Expiring 06/18/14	Credit Suisse International	CHF	(25,145,400)	(28,631,369)	(28,461,202)	170,167
Swiss Franc, Expiring 06/18/14	The Royal Bank of Scotland	CHF	(25,145,400)	(28,631,604)	(28,461,202)	170,402
Danish Krone, Expiring 06/18/14	Credit Suisse International	DKK	(1,503,000)	(278,835)	(277,482)	1,353
Danish Krone, Expiring 06/18/14	The Royal Bank of Scotland	DKK	(1,503,000)	(278,837)	(277,482)	1,355
Euro, Expiring 06/18/14	Credit Suisse International	EUR	(3,413,000)	(4,695,707)	(4,701,376)	(5,669)
Euro, Expiring 06/18/14	The Royal Bank of Scotland	EUR	(4,502,000)	(6,191,570)	(6,201,464)	(9,894)
British Pound, Expiring 06/18/14	Credit Suisse International	GBP	(45,199,350)	(75,207,039)	(75,310,011)	(102,972)
British Pound, Expiring 06/18/14	The Royal Bank of Scotland	GBP	(45,199,350)	(75,206,815)	(75,310,011)	(103,196)
Hong Kong Dollar, Expiring 06/18/14	The Royal Bank of Scotland	HKD	(5,247,000)	(676,275)	(676,656)	(381)
Israeli Shekel, Expiring 06/18/14	Credit Suisse International	ILS	(49,000)	(14,140)	(14,041)	99
Israeli Shekel, Expiring 06/18/14	The Royal Bank of Scotland	ILS	(49,000)	(14,133)	(14,041)	92
Japanese Yen, Expiring 06/18/14	Credit Suisse International	JPY	(1,760,990,500)	(17,146,134)	(17,068,385)	77,749
Japanese Yen, Expiring 06/18/14	The Royal Bank of Scotland	JPY	(2,010,563,500)	(19,588,815)	(19,487,369)	101,446
Norwegian Krone, Expiring 06/18/14	Credit Suisse International	NOK	(54,519,500)	(9,099,506)	(9,077,697)	21,809
Norwegian Krone, Expiring 06/18/14	The Royal Bank of Scotland	NOK	(54,519,500)	(9,099,578)	(9,077,697)	21,881
New Zealand Dollar, Expiring 06/18/14	Credit Suisse International	NZD	(19,730,000)	(16,761,328)	(17,014,368)	(253,040)
New Zealand Dollar, Expiring 06/18/14	The Royal Bank of Scotland	NZD	(19,730,000)	(16,760,411)	(17,014,368)	(253,957)
Swedish Krona, Expiring 06/18/14	Credit Suisse International	SEK	(77,637,500)	(12,087,590)	(11,980,661)	106,929
Swedish Krona, Expiring 06/18/14	The Royal Bank of Scotland	SEK	(77,637,500)	(12,087,620)	(11,980,662)	106,958
Singapore Dollar, Expiring 06/18/14	Credit Suisse International	SGD	(22,000)	(17,354)	(17,490)	(136)
Singapore Dollar, Expiring 06/18/14	The Royal Bank of Scotland	SGD	(141,000)	(111,236)	(112,096)	(860)

				(385,825,009)	(387,455,324)	(1,630,315)

				$75,290,675	$76,790,434	$1,499,759

The accompanying notes are an integral part of these financial statements.	(Continued)

18	AQR Funds	Semi-Annual Report	March 2014

Schedule of Investments	March 31, 2014 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

Money Market Fund is pledged as collateral to The Royal Bank of Scotland for forward foreign currency exchange contracts in the amount of $72. Additional cash held as collateral for forward currency exchange contracts for Credit Suisse International and The Royal Bank of Scotland was $860,000 and $700,000, respectively, at March 31, 2014.

AUD - Australian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

ILS - Israeli Shekel

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2014	19

Schedule of Investments	March 31, 2014 (Unaudited)

AQR EMERGING DEFENSIVE EQUITY FUND

COMMON STOCKS - 89.8%	SHARES	VALUE (Note 2)
Brazil - 14.2%
AMBEV SA ADR (1)	44,500	$329,745
CCR SA (1)	84,400	643,136
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR (1)	9,081	397,384
Cia de Saneamento Basico do Estado de Sao Paulo ADR (1)	7,442	68,913
Cia Energetica de Minas Gerais ADR	87,302	593,654
Cia Hering (1)	99	1,201
Cia Paranaense de Energia ADR	4,118	53,987
Cielo SA (1)	4,640	147,114
CPFL Energia SA ADR (1)	18,084	295,312
EcoRodovias Infraestrutura e Logistica SA (1)	47,100	281,064
EDP-Energias do Brasil SA (1)	94,200	423,049
Localiza Rent a Car SA (1)	39,810	577,938
Natura Cosmeticos SA (1)	28,400	475,503
Qualicorp SA (1)†	32,800	329,879
Souza Cruz SA	67,900	614,960
Telefonica Brasil SA ADR (1)	24,535	521,123
Tim Participacoes SA ADR (1)	1,544	40,082
Totvs SA (1)	6,400	99,230
Tractebel Energia SA (1)	44,000	688,409
Ultrapar Participacoes SA ADR (1)	2,300	55,407
WEG SA (1)	18,300	255,345

		6,892,435

Chile - 5.5%
Banco Santander Chile ADR (1)	19,693	461,604
Cencosud SA (1)	87,856	291,425
Empresa Nacional de Electricidad SA ADR (1)	10,100	436,118
Empresas COPEC SA (1)	12,933	169,570
Enersis SA ADR (1)	43,447	674,732
SACI Falabella (1)	65,081	575,241
Sociedad Quimica y Minera de Chile SA ADR (1)	1,578	50,086

		2,658,776

China - 2.5%
ANTA Sports Products Ltd.	86,000	143,560
China Mengniu Dairy Co., Ltd.	16,000	80,299
China Petroleum & Chemical Corp. ADR (1)	175	15,663
China Telecom Corp. Ltd., H Shares	122,000	56,299
ENN Energy Holdings Ltd.	8,000	55,811
GOME Electrical Appliances Holding Ltd.	116,000	19,630
PetroChina Co., Ltd. ADR (1)	176	19,096
Sihuan Pharmaceutical Holdings Group Ltd.	107,000	129,262
Sun Art Retail Group Ltd.	332,500	418,707
Tingyi Cayman Islands Holding Corp.	8,000	22,981
Tsingtao Brewery Co., Ltd., H Shares	34,000	249,404
Want Want China Holdings Ltd.	5,000	7,481

		1,218,193

Hong Kong - 1.1%
Belle International Holdings Ltd.	54,000	53,985
China Mobile Ltd. ADR (1)	4,232	192,937
China Unicom Hong Kong Ltd. ADR (1)	3,161	41,598
Sino Biopharmaceutical Ltd.	296,000	252,668

		541,188

	SHARES	VALUE (Note 2)
India - 0.9%
Dr Reddy’s Laboratories Ltd. ADR (1)	8,893	$390,403
Infosys Ltd. ADR (1)	1,300	70,434

		460,837

Indonesia - 1.8%
Bank Central Asia Tbk PT	209,500	196,762
Perusahaan Gas Negara Persero Tbk PT	905,000	410,721
Telekomunikasi Indonesia Persero Tbk PT ADR (1)	7,539	296,810

		904,293

Korea, Republic of - 11.3%
Amorepacific Corp.	101	119,567
Cheil Industries, Inc.	7,021	473,999
Daelim Industrial Co., Ltd.	270	22,025
Daewoo International Corp.	530	19,327
Dongbu Insurance Co., Ltd.	832	43,175
E-Mart Co., Ltd.	170	39,033
Hyundai Department Store Co., Ltd.	449	59,992
Hyundai Glovis Co., Ltd.	2,268	515,749
Hyundai Marine & Fire Insurance Co., Ltd.	11,670	337,200
Hyundai Mobis	1,180	350,104
Hyundai Wia Corp.	1,182	190,522
Kangwon Land, Inc.	12,900	376,315
Kia Motors Corp.	3,283	183,461
Korea Aerospace Industries Ltd.	7,800	249,235
KT Corp. ADR (1)	30,221	419,770
KT&G Corp.	7,186	541,229
LG Household & Health Care Ltd.	14	6,052
LG Uplus Corp.	38,370	376,909
Lotte Shopping Co., Ltd.	246	77,487
NAVER Corp.	183	133,713
Orion Corp.	143	110,265
POSCO ADR (1)	133	9,231
Samsung C&T Corp.	181	10,523
Samsung Electronics Co., Ltd. GDR	357	225,211
Samsung Fire & Marine Insurance Co., Ltd.	913	205,653
Samsung Life Insurance Co., Ltd.	2,585	244,328
Samsung Techwin Co., Ltd.	122	6,655
SK Telecom Co., Ltd. ADR (1)	6,728	151,851

		5,498,581

Malaysia - 13.0%
AMMB Holdings Bhd	72,200	158,856
Axiata Group Bhd	298,500	610,188
CIMB Group Holdings Bhd	42,600	93,398
DiGi.Com Bhd	368,400	608,586
IOI Corp. Bhd	300,900	442,037
Malayan Banking Bhd	190,000	563,951
Maxis Bhd	235,700	502,561
Petronas Chemicals Group Bhd	301,700	638,971
Public Bank Bhd	103,900	611,206
Sime Darby Bhd	195,000	556,325
Telekom Malaysia Bhd	364,000	656,630
Tenaga Nasional Bhd	161,500	591,460
UMW Holdings Bhd	86,300	290,574

		6,324,743

The accompanying notes are an integral part of these financial statements.	(Continued)

20	AQR Funds	Semi-Annual Report	March 2014

Schedule of Investments	March 31, 2014 (Unaudited)

AQR EMERGING DEFENSIVE EQUITY FUND

	SHARES	VALUE (Note 2)
Mexico - 5.4%
Alfa SAB de CV, Class A (1)	175,400	$443,353
America Movil SAB de CV, Series L ADR (1)	2,076	41,271
Coca-Cola Femsa SAB de CV ADR (1)	5,252	554,191
Genomma Lab Internacional SAB de CV, Class B (1)†	110,100	283,103
Grupo Bimbo SAB de CV, Series A (1)	198,000	534,451
Grupo Financiero Banorte SAB de CV, Class O (1)	5,400	36,518
Grupo Financiero Inbursa SAB de CV, Class O (1)	20,500	52,964
Grupo Televisa SAB ADR (1)	9	300
Mexichem SAB de CV (1)	34,600	121,910
Wal-Mart de Mexico SAB de CV, Series V (1)	242,000	576,477

		2,644,538

Poland - 4.4%
Bank Pekao SA	2,414	157,140
Bank Zachodni WBK SA	2,573	351,518
Orange Polska SA	58,841	201,375
PGE SA	95,171	594,613
Polskie Gornictwo Naftowe i Gazownictwo SA	31,313	45,995
Powszechna Kasa Oszczednosci Bank Polski SA	20,131	283,100
Powszechny Zaklad Ubezpieczen SA	3,440	488,831

		2,122,572

Russia - 1.6%
Lukoil OAO ADR (1)	2,716	151,892
Mobile Telesystems OJSC ADR (1)	11,300	197,637
Rosneft OAO GDR	62,101	414,493
Tatneft OAO ADR	751	25,788

		789,810

South Africa - 14.2%
AngloGold Ashanti Ltd. ADR (1)	44	752
Aspen Pharmacare Holdings Ltd.	4,372	116,679
Barclays Africa Group Ltd.	2,086	29,543
Bidvest Group Ltd.	13,993	369,719
Discovery Ltd.	5,654	45,294
FirstRand Ltd.	110,291	378,156
Gold Fields Ltd. ADR (1)	32	118
Kumba Iron Ore Ltd.	1,210	43,358
Life Healthcare Group Holdings Ltd.	136,707	499,500
Mediclinic International Ltd.	16,125	114,486
Mr Price Group Ltd.	47,632	711,921
MTN Group Ltd.	23,107	472,930
Naspers Ltd., N Shares	2,801	308,651
Nedbank Group Ltd.	29,507	627,199
Netcare Ltd.	52,147	115,713
RMB Holdings Ltd.	19,411	88,344
Sanlam Ltd.	34,051	186,002
Sasol Ltd. ADR (1)	11,399	636,976
Shoprite Holdings Ltd.	26,659	402,290
Standard Bank Group Ltd.	53,854	709,512
Tiger Brands Ltd.	11,896	307,361
Truworths International Ltd.	12,003	87,938

	SHARES	VALUE (Note 2)
South Africa - 14.2% (continued)
Vodacom Group Ltd.	13,261	$163,646
Woolworths Holdings Ltd.	71,569	498,057

		6,914,145

Taiwan - 10.4%
Acer, Inc. †	13,000	7,678
Advanced Semiconductor Engineering, Inc.	57,000	63,257
Asia Pacific Telecom Co., Ltd.	83,000	39,036
Asustek Computer, Inc.	34,000	336,901
Cheng UEI Precision Industry Co., Ltd.	59	125
China Petrochemical Development Corp.	400	166
China Steel Corp.	129,764	109,406
Chunghwa Telecom Co., Ltd. ADR (1)	18,063	554,173
Far Eastern Department Stores Ltd.	720	635
Far EasTone Telecommunications Co., Ltd.	305,000	645,623
Foxconn Technology Co., Ltd.	140,017	330,881
Hon Hai Precision Industry Co., Ltd.	75,500	214,401
Kinsus Interconnect Technology Corp.	2,000	7,432
MediaTek, Inc.	10,000	148,017
Merida Industry Co., Ltd.	18,000	119,696
Powertech Technology, Inc.	10,000	15,150
President Chain Store Corp.	100,000	705,515
Quanta Computer, Inc.	69,000	186,035
Radiant Opto-Electronics Corp.	2,060	8,341
Realtek Semiconductor Corp.	24,442	73,819
Taiwan Cement Corp.	16,000	24,747
Taiwan Mobile Co., Ltd.	147,000	461,626
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (1)	31,656	633,753
Uni-President Enterprises Corp.	194,583	338,990
Wistron Corp.	32,282	26,600

		5,052,003

Thailand - 2.0%
Advanced Info Service PCL NVDR	60,800	424,624
Bangkok Dusit Medical Services PCL NVDR	35,200	144,611
CP ALL PCL NVDR	103,800	139,350
PTT Global Chemical PCL NVDR	27,200	60,645
PTT PCL NVDR	20,600	189,876

		959,106

Turkey - 1.5%
BIM Birlesik Magazalar AS	13,570	305,668
Enka Insaat ve Sanayi AS	13,541	40,426
Turk Hava Yollari	5,773	17,778
Turk Telekomunikasyon AS	82,558	229,176
Turkcell Iletisim Hizmetleri AS †	23,106	129,429

		722,477

TOTAL COMMON STOCKS (cost $43,382,220)		43,703,697

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2014	21

Schedule of Investments	March 31, 2014 (Unaudited)

AQR EMERGING DEFENSIVE EQUITY FUND

PREFERRED STOCKS - 0.0% (a)	SHARES	VALUE (Note 2)

Brazil - 0.0% (a)
Lojas Americanas SA (1) (cost $24,195)	3,100	$22,830

EXCHANGE-TRADED FUNDS - 9.2%
iShares MSCI Emerging Markets ETF (1) (cost $4,307,687)	109,869	4,503,530

MONEY MARKET FUNDS - 2.8%
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (b)
(cost $1,340,248)	1,340,248	1,340,248

TOTAL INVESTMENTS - 101.8% (cost $49,054,350)		49,570,305

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.8%)		(886,453)

NET ASSETS - 100.0%		$48,683,852

†	Non income-producing security.
(a)	Represents less than 0.05 percent of net assets.
(b)	Represents annualized seven-day yield as of March 31, 2014.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

NVDR - Non-Voting Depositary Receipt

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$4,072,100	8.4%
Consumer Staples	8,010,366	16.5
Energy	1,724,756	3.5
Exchange Traded Fund	4,503,530	9.3
Financials	6,350,253	13.0
Health Care	2,376,305	4.9
Industrials	4,008,598	8.2
Information Technology	2,728,090	5.6
Materials	1,533,389	3.1
Telecommunication Services	8,035,892	16.5
Utilities	4,886,778	10.0
Money Market Funds	1,340,248	2.8

Total Investments	49,570,305	101.8
Liabilities in Excess of Other Assets	(886,453)	(1.8)

Net Assets	$48,683,852	100.0%

The accompanying notes are an integral part of these financial statements.

22	AQR Funds	Semi-Annual Report	March 2014

Schedule of Investments	March 31, 2014 (Unaudited)

AQR INTERNATIONAL DEFENSIVE EQUITY FUND

COMMON STOCKS - 93.8%	SHARES	VALUE (Note 2)
Australia - 17.4%
AGL Energy Ltd.	21,126	$297,907
Amcor Ltd.	12,922	124,852
APA Group	20,729	123,546
ASX Ltd.	2,400	80,421
Aurizon Holdings Ltd.	18,076	86,342
Australia & New Zealand Banking Group Ltd.	1,156	35,562
Bendigo and Adelaide Bank Ltd.	4,585	48,436
BHP Billiton Ltd.	2,012	68,197
Boral Ltd.	14,636	76,926
Brambles Ltd.	19,801	170,368
Caltex Australia Ltd.	3,385	69,264
Coca-Cola Amatil Ltd.	11,302	115,818
Cochlear Ltd.	2,349	124,336
Commonwealth Bank of Australia	1,776	127,853
Crown Resorts Ltd.	2,043	31,597
CSL Ltd.	3,012	194,550
Flight Centre Travel Group Ltd.	4,252	207,444
Incitec Pivot Ltd.	27,818	76,501
Insurance Australia Group Ltd.	11,316	58,527
Metcash Ltd.	44,154	107,080
National Australia Bank Ltd.	2,335	76,985
Orica Ltd.	2,718	55,306
Ramsay Health Care Ltd.	3,419	152,775
Sonic Healthcare Ltd.	10,376	166,235
Sydney Airport	18,501	71,987
Tatts Group Ltd.	43,152	116,195
Telstra Corp. Ltd.	81,706	385,280
Transurban Group	20,147	135,822
Treasury Wine Estates Ltd.	26,786	87,991
Wesfarmers Ltd.	9,690	371,277
Westpac Banking Corp.	2,508	80,639
Woodside Petroleum Ltd.	5,279	191,150
Woolworths Ltd.	11,415	378,543
WorleyParsons Ltd.	4,639	65,334

		4,561,046

Belgium - 1.2%
Anheuser-Busch InBev NV	75	7,898
Belgacom SA	7,088	222,086
Delhaize Group SA	984	71,962

		301,946

Canada - 17.3%
Agnico Eagle Mines Ltd. (1)	129	3,906
Agrium, Inc. (1)	200	19,490
Alimentation Couche Tard, Inc., Class B (1)	3,497	282,828
Bank of Montreal (1)	3,003	200,906
Bank of Nova Scotia (1)	4,380	253,687
Barrick Gold Corp. (1)	433	7,708
BCE, Inc. (1)	7,146	307,818
Canadian Imperial Bank of Commerce (1)	2,983	257,016
Canadian National Railway Co. (1)	2,422	136,075
Canadian Tire Corp. Ltd., Class A (1)	588	55,438
Dollarama, Inc. (1)	1,800	137,129
Eldorado Gold Corp. (1)	11,859	65,973
Enbridge, Inc. (1)	1,442	65,493

	SHARES	VALUE (Note 2)
Canada - 17.3% (continued)
Franco-Nevada Corp. (1)	2,055	$94,431
Gildan Activewear, Inc. (1)	700	35,275
Goldcorp, Inc. (1)	1,369	33,398
Husky Energy, Inc. (1)	4,300	128,981
Imperial Oil Ltd. (1)	4,571	212,859
Intact Financial Corp. (1)	3,404	211,846
Kinross Gold Corp. (1)†	20,191	83,467
Loblaw Cos., Ltd. (1)	2,096	88,921
Metro, Inc. (1)	3,274	192,205
National Bank of Canada (1)	3,946	158,126
Pembina Pipeline Corp. (1)	1,360	51,644
Potash Corp of Saskatchewan, Inc. (1)	2,340	84,646
Rogers Communications, Inc., Class B (1)	3,237	134,136
Royal Bank of Canada (1)	2,802	184,747
Shaw Communications, Inc., Class B (1)	2,904	69,349
Silver Wheaton Corp. (1)	5,352	121,419
Thompson Reuters Corp. (1)	2,838	97,013
Tim Hortons, Inc. (1)	5,023	277,798
Toronto-Dominion Bank/The (1)	4,998	234,325
TransCanada Corp. (1)	2,397	108,955
Yamana Gold, Inc. (1)	16,971	148,602

		4,545,610

Colombia - 0.1%
Pacific Rubiales Energy Corp. (1)	1,756	31,625

Denmark - 2.3%
Coloplast A/S, Class B	3,086	249,507
Novo Nordisk A/S, Class B	5,830	265,453
Novozymes A/S, B Shares	1,790	78,686

		593,646

Finland - 0.1%
Fortum OYJ	520	11,818
Kone OYJ, Class B	522	21,918

		33,736

France - 4.3%
Air Liquide SA	34	4,604
AtoS	930	84,043
Danone SA	3,230	228,191
Dassault Systemes	819	95,836
Essilor International SA	1,093	110,303
Iliad SA	394	113,694
L’Oreal SA	1,088	179,499
Pernod Ricard SA	542	63,075
Sanofi	222	23,199
SES SA FDR	361	13,469
Sodexo	341	35,741
Total SA	2,600	171,144

		1,122,798

Germany - 3.5%
Adidas AG	808	87,369
BASF SE	133	14,799
Bayer AG	971	131,496
Beiersdorf AG	3,124	304,696
Deutsche Post AG	1,190	44,241
Fresenius Medical Care AG & Co. KGaA	1,526	106,769

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2014	23

Schedule of Investments	March 31, 2014 (Unaudited)

AQR INTERNATIONAL DEFENSIVE EQUITY FUND

	SHARES	VALUE (Note 2)
Germany - 3.5% (continued)
Merck KGaA	229	$38,565
Metro AG	1,723	70,284
SAP AG	1,098	89,065
Suedzucker AG	1,209	34,481

		921,765

Hong Kong - 4.2%
BOC Hong Kong Holdings Ltd.	21,500	61,392
CLP Holdings Ltd.	27,000	203,762
Galaxy Entertainment Group Ltd. †	3,000	26,185
Hang Seng Bank Ltd.	11,800	188,244
Hong Kong & China Gas Co., Ltd.	97,900	213,888
MGM China Holdings Ltd.	11,200	39,570
Power Assets Holdings Ltd.	29,000	251,708
SJM Holdings Ltd.	35,000	98,603
Wynn Macau Ltd.	4,800	19,979

		1,103,331

Italy - 0.6%
Luxottica Group SpA	2,742	158,435
Tenaris SA	415	9,171

		167,606

Japan - 15.4%
Ajinomoto Co., Inc.	2,000	28,624
Asahi Group Holdings Ltd.	1,400	39,250
Astellas Pharma, Inc.	13,000	154,343
Bank of Yokohama Ltd./The	2,000	9,976
Calbee, Inc.	4,100	96,607
Canon, Inc.	3,400	105,522
Central Japan Railway Co.	300	35,043
Chiba Bank Ltd./The	4,000	24,621
Chugai Pharmaceutical Co., Ltd.	9,200	234,989
Dai Nippon Printing Co., Ltd.	1,000	9,563
Daihatsu Motor Co., Ltd.	1,700	30,018
Daiichi Sankyo Co., Ltd.	1,900	32,016
Dentsu, Inc.	300	11,360
East Japan Railway Co.	300	22,097
Eisai Co., Ltd.	2,900	112,729
FamilyMart Co., Ltd.	3,300	145,121
FUJIFILM Holdings Corp.	800	21,474
GungHo Online Entertainment, Inc.	17,200	93,499
Hoya Corp.	3,100	96,971
Inpex Corp.	4,000	51,941
Japan Airlines Co., Ltd.	600	29,529
Japan Tobacco, Inc.	500	15,694
JX Holdings, Inc.	5,700	27,480
Kao Corp.	4,300	152,280
KDDI Corp.	400	23,226
Konica Minolta, Inc.	5,500	51,456
Kuraray Co., Ltd.	1,300	14,874
Lawson, Inc.	900	63,683
Mitsubishi Motors Corp.	3,600	37,598
Mitsubishi Tanabe Pharma Corp.	300	4,198
Namco Bandai Holdings, Inc.	2,200	52,183
Nikon Corp.	1,600	25,777
Nippon Express Co., Ltd.	12,000	58,688
Nippon Meat Packers, Inc.	2,000	29,772

	SHARES	VALUE (Note 2)
Japan - 15.4% (continued)
Nippon Yusen KK	3,000	$8,713
Nitori Holdings Co., Ltd.	1,600	69,434
Nomura Research Institute Ltd.	2,200	69,402
NTT DOCOMO, Inc.	8,900	140,242
Omron Corp.	1,400	57,927
Oriental Land Co., Ltd.	200	30,404
Osaka Gas Co., Ltd.	40,000	151,179
Otsuka Holdings Co., Ltd.	6,300	188,466
Sanrio Co., Ltd.	400	13,502
Secom Co., Ltd.	1,400	80,479
Seven & I Holdings Co., Ltd.	3,900	148,608
Shimamura Co., Ltd.	1,300	112,494
Shin-Etsu Chemical Co., Ltd.	800	45,605
Shiseido Co., Ltd.	600	10,571
Shizuoka Bank Ltd./The	4,000	38,981
Suzuki Motor Corp.	900	23,465
Sysmex Corp.	400	12,753
Takashimaya Co., Ltd.	5,000	46,800
Takeda Pharmaceutical Co., Ltd.	1,000	47,332
Terumo Corp.	1,800	39,206
Tokyo Gas Co., Ltd.	30,000	152,120
Toppan Printing Co., Ltd.	3,000	21,449
Toyo Suisan Kaisha Ltd.	4,000	133,656
Trend Micro, Inc.	3,200	98,869
Unicharm Corp.	1,300	69,364
West Japan Railway Co.	1,300	53,061
Yakult Honsha Co., Ltd.	1,600	80,316
Yamato Holdings Co., Ltd.	7,200	154,953

		4,041,553

Netherlands - 1.7%
Gemalto NV	55	6,410
Koninklijke Ahold NV †	12,875	258,580
Randstad Holding NV	201	11,764
Unilever NV CVA	4,299	176,838

		453,592

Norway - 1.8%
Orkla ASA	5,852	49,889
Statoil ASA	5,809	163,899
Telenor ASA	11,356	251,341

		465,129

Singapore - 2.1%
DBS Group Holdings Ltd.	3,000	38,652
Golden Agri-Resources Ltd.	139,000	63,593
Oversea-Chinese Banking Corp. Ltd.	7,000	52,922
Singapore Telecommunications Ltd.	110,000	319,739
United Overseas Bank Ltd.	1,000	17,249
Wilmar International Ltd.	21,000	57,865

		550,020

Spain - 0.8%
Enagas SA	1,116	33,949
Inditex SA	946	141,927
Telefonica SA	2,233	35,386

		211,262

The accompanying notes are an integral part of these financial statements.	(Continued)

24	AQR Funds	Semi-Annual Report	March 2014

Schedule of Investments	March 31, 2014 (Unaudited)

AQR INTERNATIONAL DEFENSIVE EQUITY FUND

	SHARES	VALUE (Note 2)
Sweden - 3.1%
Elekta AB, B Shares	3,700	$49,256
Hennes & Mauritz AB, B Shares	5,960	254,196
Svenska Cellulosa AB SCA, Class B	2,577	75,896
Swedish Match AB	4,628	151,505
Tele2 AB, B Shares	11,780	146,255
TeliaSonera AB	18,852	142,378

		819,486

Switzerland - 5.0%
Kuehne + Nagel International AG	1,639	229,368
Nestle SA	4,456	335,402
Novartis AG	3,246	275,611
Roche Holding AG	460	138,351
SGS SA	71	175,105
Swisscom AG	229	140,692
Syngenta AG	36	13,667

		1,308,196

United Kingdom - 12.9%
Associated British Foods PLC	6,170	286,302
AstraZeneca PLC	5,280	342,287
British American Tobacco PLC	2,943	164,177
British Sky Broadcasting Group PLC	4,156	63,228
Burberry Group PLC	821	19,088
Centrica PLC	41,953	230,803
Compass Group PLC	11,794	180,080
Diageo PLC	926	28,761
Experian PLC	561	10,124
GlaxoSmithKline PLC	3,803	101,408
Imperial Tobacco Group PLC	2,019	81,644
J Sainsbury PLC	11,370	59,959
Marks & Spencer Group PLC	4,636	34,899
National Grid PLC	20,399	280,315
Next PLC	481	52,934
Pearson PLC	795	14,114
Reckitt Benckiser Group PLC	3,113	254,036
Rexam PLC	3,950	32,098
Royal Dutch Shell PLC, B Shares	2,950	115,169
SABMiller PLC	623	31,151
Sage Group PLC/The	3,363	23,456
Shire PLC	4,086	202,279
Smith & Nephew PLC	14,510	220,376
SSE PLC	9,272	227,109
Tate & Lyle PLC	4,053	45,141
Tesco PLC	2,518	12,419
United Utilities Group PLC	2,762	36,332
Whitbread PLC	1,298	90,096
WM Morrison Supermarkets PLC	44,777	159,215

		3,399,000

TOTAL COMMON STOCKS (cost $22,943,779)		24,631,347

PREFERRED STOCKS - 0.6%

Germany - 0.6%
Henkel AG & Co. KGaA (cost $133,153)	1,444	155,435

	SHARES	VALUE (Note 2)
EXCHANGE-TRADED FUNDS - 4.7%
iShares MSCI EAFE ETF (1) (cost $1,147,032)	18,361	$1,233,308

MONEY MARKET FUNDS - 0.7%
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares,
0.000% (a) (cost $171,774)	171,774	171,774

TOTAL INVESTMENTS - 99.8% (cost $24,395,738)		26,191,864

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%		64,107

NET ASSETS - 100.0%		$26,255,971

†	Non income-producing security.
(a)	Represents annualized seven-day yield as of March 31, 2014.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

CVA - Dutch Certificate of Shares

FDR - Fiduciary Depositary Receipt

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$2,810,188	10.7%
Consumer Staples	6,046,102	23.0
Energy	1,464,108	5.6
Financials	2,441,113	9.3
Health Care	3,797,476	14.5
Industrials	1,566,691	6.0
Information Technology	893,930	3.4
Materials	1,190,469	4.5
Mutual Fund	1,233,308	4.7
Telecommunication Services	2,362,271	9.0
Utilities	2,214,434	8.4
Money Market Funds	171,774	0.7

Total Investments	26,191,864	99.8
Other Assets in Excess of Liabilities	64,107	0.2

Net Assets	$26,255,971	100.0%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2014	25

Schedule of Investments	March 31, 2014 (Unaudited)

AQR U.S. DEFENSIVE EQUITY FUND

COMMON STOCKS - 96.3%	SHARES	VALUE (Note 2)
Consumer Discretionary - 12.4%
Advance Auto Parts, Inc.	2,962	$374,693
Amazon.com, Inc. †	6,312	2,124,114
AutoZone, Inc. †	3,160	1,697,236
Bed Bath & Beyond, Inc. †	11,808	812,390
Big Lots, Inc. †	10,249	388,130
Chipotle Mexican Grill, Inc. †	2,459	1,396,835
Discovery Communications, Inc., Class A †	900	74,430
Dollar Tree, Inc. †	19,670	1,026,381
Domino’s Pizza, Inc.	10,400	800,488
Family Dollar Stores, Inc.	7,616	441,804
Groupon, Inc. †	114,200	895,328
Home Depot, Inc./The	23,683	1,874,036
Lowe’s Cos., Inc.	6,800	332,520
McDonald’s Corp.	32,251	3,161,566
NIKE, Inc., Class B	8,358	617,322
O’Reilly Automotive, Inc. †	6,249	927,289
Panera Bread Co., Class A †	3,450	608,821
PetSmart, Inc.	14,869	1,024,325
priceline.com, Inc. †	1,268	1,511,316
Ralph Lauren Corp.	876	140,975
Scripps Networks Interactive, Inc., Class A	11,566	877,975
Starbucks Corp.	15,010	1,101,434
Target Corp.	9,298	562,622
Time Warner, Inc.	8,467	553,149
TJX Cos., Inc./The	12,740	772,681
Tractor Supply Co.	1,996	140,977
TripAdvisor, Inc. †	15,700	1,422,263
Tupperware Brands Corp.	3,334	279,256
Viacom, Inc., Class B	6,413	545,041
Walt Disney Co./The	9,600	768,672
Yum! Brands, Inc.	14,963	1,128,061

		28,382,130

Consumer Staples - 19.7%
Altria Group, Inc.	74,427	2,785,803
Archer-Daniels-Midland Co.	17,155	744,355
Brown-Forman Corp., Class B	8,555	767,298
Church & Dwight Co., Inc.	21,971	1,517,537
Clorox Co./The	6,979	614,222
Coca-Cola Co./The	30,855	1,192,854
Colgate-Palmolive Co.	51,770	3,358,320
Costco Wholesale Corp.	24,323	2,716,393
CVS Caremark Corp.	5,919	443,096
Estee Lauder Cos., Inc./The, Class A	14,956	1,000,257
General Mills, Inc.	26,254	1,360,482
Hershey Co./The	24,551	2,563,124
Hormel Foods Corp.	29,349	1,446,025
JM Smucker Co./The	985	95,781
Kellogg Co.	6,276	393,568
Keurig Green Mountain, Inc.	1,000	105,590
Kimberly-Clark Corp.	27,150	2,993,288
Kroger Co./The	11,601	506,384
Lorillard, Inc.	14,333	775,129
McCormick & Co., Inc.	16,680	1,196,623
Monster Beverage Corp. †	14,403	1,000,288
Nu Skin Enterprises, Inc., Class A	300	24,855

	SHARES	VALUE (Note 2)
Consumer Staples - 19.7% (continued)
PepsiCo, Inc.	36,102	$3,014,517
Philip Morris International, Inc.	24,508	2,006,470
Procter & Gamble Co./The	36,021	2,903,293
Reynolds American, Inc.	54,934	2,934,574
Sysco Corp.	42,544	1,537,115
Walgreen Co.	18,855	1,244,996
Wal-Mart Stores, Inc.	43,911	3,356,118
Whole Foods Market, Inc.	8,665	439,402

		45,037,757

Energy - 1.1%
Chevron Corp.	5,830	693,245
Diamond Offshore Drilling, Inc.	900	43,884
EOG Resources, Inc.	1,200	235,404
Exxon Mobil Corp.	12,032	1,175,286
Occidental Petroleum Corp.	3,094	294,827

		2,442,646

Financials - 11.8%
ACE Ltd. (Switzerland)	11,364	1,125,718
Alleghany Corp. †	800	325,904
Allied World Assurance Co. Holdings AG (Switzerland)	2,300	237,337
Aon PLC (United Kingdom)	9,700	817,516
Arch Capital Group Ltd. †	18,900	1,087,506
Bank of Hawaii Corp.	23,363	1,416,031
BankUnited, Inc.	16,500	573,705
BB&T Corp.	3,286	131,999
Chubb Corp./The	23,845	2,129,359
City National Corp.	5,231	411,784
Commerce Bancshares, Inc.	6,800	315,656
Cullen/Frost Bankers, Inc.	24,576	1,905,377
Everest Re Group Ltd.	12,270	1,877,924
M&T Bank Corp.	16,051	1,946,986
Markel Corp. †	3,000	1,788,300
Marsh & McLennan Cos., Inc.	13,807	680,685
New York Community Bancorp, Inc.	76,278	1,225,788
Northern Trust Corp.	19,974	1,309,495
People’s United Financial, Inc.	131,916	1,961,591
PNC Financial Services Group, Inc./The	800	69,600
Progressive Corp./The	23,226	562,534
RenaissanceRe Holdings Ltd.	3,200	312,320
Signature Bank †	6,700	841,453
SVB Financial Group †	533	68,640
Travelers Cos., Inc./The	15,843	1,348,239
US Bancorp	29,916	1,282,200
Wells Fargo & Co.	12,400	616,776
WR Berkley Corp.	13,560	564,367

		26,934,790

Health Care - 16.3%
Abbott Laboratories	35,102	1,351,778
AbbVie, Inc.	11,200	575,680
Aetna, Inc.	13,432	1,006,997
Alexion Pharmaceuticals, Inc. †	6,800	1,034,484
Allergan, Inc.	10,176	1,262,842
AmerisourceBergen Corp.	23,923	1,569,110
Amgen, Inc.	293	36,139

The accompanying notes are an integral part of these financial statements.	(Continued)

26	AQR Funds	Semi-Annual Report	March 2014

Schedule of Investments	March 31, 2014 (Unaudited)

AQR U.S. DEFENSIVE EQUITY FUND

	SHARES	VALUE (Note 2)
Health Care - 16.3% (continued)
Baxter International, Inc.	6,585	$484,524
Becton Dickinson and Co.	15,102	1,768,142
Biogen Idec, Inc. †	3,377	1,032,923
Bristol-Myers Squibb Co.	10,257	532,851
Cardinal Health, Inc.	14,724	1,030,385
Celgene Corp. †	5,893	822,663
Cerner Corp. †	12,397	697,331
CR Bard, Inc.	7,504	1,110,442
DENTSPLY International, Inc.	800	36,832
Edwards Lifesciences Corp. †	5,469	405,636
Eli Lilly & Co.	36,528	2,150,038
Gilead Sciences, Inc. †	800	56,688
Henry Schein, Inc. †	7,538	899,811
Humana, Inc.	2,300	259,256
IDEXX Laboratories, Inc. †	12,083	1,466,876
Johnson & Johnson	35,193	3,457,008
Laboratory Corp of America Holdings †	10,617	1,042,696
Mallinckrodt PLC (Ireland) †	1,000	63,410
McKesson Corp.	11,061	1,953,041
MEDNAX, Inc. †	7,944	492,369
Medtronic, Inc.	15,031	925,008
Merck & Co., Inc.	28,885	1,639,801
Mettler-Toledo International, Inc. †	2,848	671,217
Myriad Genetics, Inc. †	13,246	452,881
Omnicare, Inc.	4,100	244,647
Patterson Cos., Inc.	16,133	673,714
Pfizer, Inc.	32,370	1,039,724
Quest Diagnostics, Inc.	589	34,115
ResMed, Inc.	4,300	192,167
Seattle Genetics, Inc. †	7,900	359,924
Stryker Corp.	22,109	1,801,220
Techne Corp.	6,200	529,294
UnitedHealth Group, Inc.	13,878	1,137,857
Vertex Pharmaceuticals, Inc. †	5,400	381,888
Waters Corp. †	300	32,523
WellPoint, Inc.	600	59,730
Zimmer Holdings, Inc.	5,977	565,305

		37,340,967

Industrials - 6.2%
3M Co.	10,446	1,417,104
Alaska Air Group, Inc.	2,200	205,282
Boeing Co./The	7,900	991,371
Cintas Corp.	15,682	934,804
Copa Holdings SA, Class A (Panama)	2,700	392,013
Danaher Corp.	4,349	326,175
Dun & Bradstreet Corp./The	2,941	292,188
Equifax, Inc.	3,815	259,535
Fastenal Co.	2,400	118,368
FedEx Corp.	2,400	318,144
General Dynamics Corp.	1,185	129,070
Honeywell International, Inc.	2,469	229,024
Landstar System, Inc.	6,241	369,592
Lockheed Martin Corp.	900	146,916
MSC Industrial Direct Co., Inc., Class A	7,535	651,928
Northrop Grumman Corp.	1,954	241,085
Raytheon Co.	10,245	1,012,104
Republic Services, Inc.	9,694	331,147

	SHARES	VALUE (Note 2)
Industrials - 6.2% (continued)
Southwest Airlines Co.	3,800	$89,718
Stericycle, Inc. †	23,306	2,648,028
Union Pacific Corp.	2,300	431,618
United Parcel Service, Inc., Class B	7,039	685,458
United Technologies Corp.	837	97,795
Waste Connections, Inc.	4,300	188,598
Waste Management, Inc.	30,390	1,278,507
WW Grainger, Inc.	1,345	339,828

		14,125,400

Information Technology - 14.7%
Accenture PLC, Class A (Ireland)	5,360	427,299
Adobe Systems, Inc. †	8,871	583,180
Amdocs Ltd.	4,200	195,132
Analog Devices, Inc.	21,734	1,154,945
Apple, Inc.	400	214,696
Autodesk, Inc. †	11,991	589,717
Automatic Data Processing, Inc.	34,071	2,632,325
Cognizant Technology Solutions Corp., Class A †	10,400	526,344
F5 Networks, Inc. †	8,118	865,622
FactSet Research Systems, Inc.	9,420	1,015,570
FLIR Systems, Inc.	15,600	561,600
Gartner, Inc. †	9,200	638,848
Google, Inc., Class A †	2,048	2,282,516
Harris Corp.	2,898	212,018
IAC/InterActiveCorp	400	28,556
Informatica Corp. †	1,073	40,538
Intel Corp.	42,788	1,104,358
International Business Machines Corp.	11,330	2,180,912
Intuit, Inc.	26,013	2,021,990
Jack Henry & Associates, Inc.	5,900	328,984
KLA-Tencor Corp.	10,574	731,086
Linear Technology Corp.	32,966	1,605,115
LinkedIn Corp., Class A †	3,600	665,784
MasterCard, Inc., Class A	20,060	1,498,482
Maxim Integrated Products, Inc.	6,300	208,656
Microchip Technology, Inc.	989	47,235
Microsoft Corp.	22,165	908,543
NetApp, Inc.	8,228	303,613
NetSuite, Inc. †	600	56,898
Palo Alto Networks, Inc. †	7,700	528,220
Paychex, Inc.	40,650	1,731,690
QUALCOMM, Inc.	13,200	1,040,952
Red Hat, Inc. †	9,664	511,999
Splunk, Inc. †	2,300	164,427
Synopsys, Inc. †	5,672	217,862
Teradata Corp. †	1,329	65,374
Texas Instruments, Inc.	13,034	614,553
Total System Services, Inc.	11,650	354,277
VeriSign, Inc. †	2,300	123,993
Visa, Inc., Class A	10,449	2,255,521
VMware, Inc., Class A †	4,633	500,457
Workday, Inc., Class A †	4,400	402,292
Xilinx, Inc.	20,404	1,107,325
Zebra Technologies Corp., Class A †	5,600	388,696

		33,638,200

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2014	27

Schedule of Investments	March 31, 2014 (Unaudited)

AQR U.S. DEFENSIVE EQUITY FUND

	SHARES	VALUE (Note 2)
Materials - 1.0%
International Flavors & Fragrances, Inc.	1,627	$155,655
PPG Industries, Inc.	2,000	386,920
Sherwin-Williams Co./The	3,570	703,754
Sigma-Aldrich Corp.	11,348	1,059,676

		2,306,005

Telecommunication Services - 1.3%
AT&T, Inc. (2)	38,564	1,352,439
tw telecom, Inc. †	16,925	529,076
Verizon Communications, Inc.	24,702	1,175,074

		3,056,589

Utilities - 11.8%
AGL Resources, Inc.	25,500	1,248,480
Alliant Energy Corp.	8,666	492,315
American Electric Power Co., Inc.	15,879	804,430
American Water Works Co., Inc.	19,832	900,373
Aqua America, Inc.	28,100	704,467
Atmos Energy Corp.	17,400	820,062
CenterPoint Energy, Inc.	7,392	175,116
Consolidated Edison, Inc.	18,530	994,134
Dominion Resources, Inc.	39,726	2,820,149
DTE Energy Co.	26,310	1,954,570
Duke Energy Corp.	13,144	936,116
Exelon Corp.	5,183	173,941
ITC Holdings Corp.	10,500	392,175
National Fuel Gas Co.	8,700	609,348
NextEra Energy, Inc.	14,275	1,364,976
NiSource, Inc.	4,921	174,843
Northeast Utilities	7,158	325,689
OGE Energy Corp.	19,021	699,212
PG&E Corp.	23,688	1,023,322
Pinnacle West Capital Corp.	3,094	169,118
Public Service Enterprise Group, Inc.	37,775	1,440,739
Questar Corp.	38,258	909,775

	SHARES	VALUE (Note 2)
Utilities - 11.8% (continued)
SCANA Corp.	7,584	$389,211
Sempra Energy	26,021	2,517,792
Southern Co.	37,937	1,666,952
TECO Energy, Inc.	4,209	72,184
UGI Corp.	12,875	587,229
Vectren Corp.	28,700	1,130,493
Wisconsin Energy Corp.	20,766	966,657
Xcel Energy, Inc.	14,091	427,803

		26,891,671

TOTAL COMMON STOCKS (cost $200,732,726)		220,156,155

MONEY MARKET FUNDS - 3.5%
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares,
0.000% (2)(a) (cost $7,952,989)	7,952,989	7,952,989

TOTAL INVESTMENTS - 99.8% (cost $208,685,715)		228,109,144

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2% (b)		463,808

NET ASSETS - 100.0%		$228,572,952

All securities are United States companies, unless noted otherwise in parentheses.

†	Non income-producing security.
(a)	Represents annualized seven-day yield as of March 31, 2014.
(b)	Includes appreciation on futures contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

Open futures contracts outstanding at March 31, 2014:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2014	UNREALIZED APPRECIATION
Long Contracts:
58	Goldman Sachs	S&P 500 E-Mini Futures	June 20, 2014	$5,404,466	$5,407,340	$2,874

Cash held as collateral at Goldman Sachs for futures contracts was $290,023 at March 31, 2014.

The accompanying notes are an integral part of these financial statements.

28	AQR Funds	Semi-Annual Report	March 2014

Schedule of Investments	March 31, 2014 (Unaudited)

AQR MOMENTUM FUND

COMMON STOCKS - 99.5%	SHARES	VALUE (Note 2)
Consumer Discretionary - 20.2%
Advance Auto Parts, Inc.	2,300	$290,950
Amazon.com, Inc. †	61,700	20,763,284
AutoNation, Inc. †	14,700	782,481
AutoZone, Inc. †	1,400	751,940
Bed Bath & Beyond, Inc. †	2,300	158,240
Best Buy Co., Inc.	64,100	1,692,881
Big Lots, Inc. †	7,800	295,386
BorgWarner, Inc.	32,700	2,010,069
Brinker International, Inc.	12,400	650,380
Brunswick Corp.	20,700	937,503
Buckle, Inc./The	7,400	338,920
Cabela’s, Inc. †	11,000	720,610
Carter’s, Inc.	7,700	597,905
CBS Corp., Class B	103,400	6,390,120
Charter Communications, Inc., Class A †	7,800	960,960
Chico’s FAS, Inc.	25,500	408,765
Chipotle Mexican Grill, Inc. †	7,100	4,033,155
Cinemark Holdings, Inc.	15,800	458,358
Comcast Corp., Class A	84,500	4,226,690
Conn’s, Inc. †	14,700	571,095
CST Brands, Inc.	7,300	228,052
Dana Holding Corp.	34,800	809,796
Deckers Outdoor Corp. †	11,700	932,841
Dick’s Sporting Goods, Inc.	4,600	251,206
Dillard’s, Inc., Class A	10,500	970,200
DIRECTV †	32,000	2,445,440
Discovery Communications, Inc., Class A †	23,766	1,965,448
DISH Network Corp., Class A †	76,400	4,752,844
Dollar General Corp. †	4,400	244,112
Dollar Tree, Inc. †	17,900	934,022
Domino’s Pizza, Inc.	10,800	831,276
DSW, Inc., Class A	13,200	473,352
Expedia, Inc.	8,300	601,750
Federal-Mogul Corp. †	12,400	232,004
Foot Locker, Inc.	24,400	1,146,312
Ford Motor Co.	7,200	112,320
Fossil Group, Inc. †	6,900	804,609
GameStop Corp., Class A	31,300	1,286,430
Gannett Co., Inc.	56,300	1,553,880
General Motors Co.	104,800	3,607,216
Gentex Corp.	13,000	409,890
Genuine Parts Co.	16,500	1,433,025
GNC Holdings, Inc., Class A	12,900	567,858
Goodyear Tire & Rubber Co./The	39,500	1,032,135
Groupon, Inc. †	157,300	1,233,232
H&R Block, Inc.	25,400	766,826
Hanesbrands, Inc.	13,000	994,240
Harley-Davidson, Inc.	13,200	879,252
Harman International Industries, Inc.	18,700	1,989,680
Hasbro, Inc.	3,200	177,984
HSN, Inc.	8,000	477,840
Hyatt Hotels Corp., Class A †	10,100	543,481
Jarden Corp. †	13,800	825,654
Johnson Controls, Inc.	105,900	5,011,188
Kate Spade & Co. †	28,200	1,045,938
L Brands, Inc.	15,600	885,612

	SHARES	VALUE (Note 2)
Consumer Discretionary - 20.2% (continued)
Lamar Advertising Co., Class A †	12,300	$627,177
Las Vegas Sands Corp.	117,900	9,523,962
LKQ Corp. †	72,600	1,913,010
Lowe’s Cos., Inc.	8,800	430,320
Macy’s, Inc.	16,900	1,002,001
Madison Square Garden Co./The, Class A †	11,000	624,580
Mattel, Inc.	24,500	982,695
MGM Resorts International †	96,100	2,485,146
Mohawk Industries, Inc. †	11,600	1,577,368
Netflix, Inc. †	11,800	4,153,954
News Corp., Class A †	74,725	1,286,765
O’Reilly Automotive, Inc. †	7,200	1,068,408
Panera Bread Co., Class A †	2,400	423,528
PetSmart, Inc.	9,200	633,788
Pier 1 Imports, Inc.	24,000	453,120
Polaris Industries, Inc.	10,200	1,425,042
priceline.com, Inc. †	8,000	9,535,120
PVH Corp.	2,100	262,017
Rent-A-Center, Inc.	8,000	212,800
Sally Beauty Holdings, Inc. †	22,600	619,240
Signet Jewelers Ltd.	3,900	412,854
Sinclair Broadcast Group, Inc., Class A	51,400	1,392,426
Six Flags Entertainment Corp.	32,600	1,308,890
Standard Pacific Corp. †	136,800	1,136,808
Starbucks Corp.	89,634	6,577,343
Tempur Sealy International, Inc. †	2,600	131,742
Tenneco, Inc. †	19,000	1,103,330
Tesla Motors, Inc. †	28,100	5,857,445
Time Warner, Inc.	7,100	463,843
TJX Cos., Inc./The	45,800	2,777,770
Tractor Supply Co.	16,000	1,130,080
TripAdvisor, Inc. †	45,200	4,094,668
TRW Automotive Holdings Corp. †	30,600	2,497,572
Tupperware Brands Corp.	4,600	385,296
Twenty-First Century Fox, Inc., Class A	101,600	3,248,152
Ulta Salon Cosmetics & Fragrance, Inc. †	8,300	809,084
Under Armour, Inc., Class A †	22,300	2,556,472
Urban Outfitters, Inc. †	12,700	463,169
VF Corp.	51,900	3,211,572
Viacom, Inc., Class B	52,900	4,495,971
Walt Disney Co./The	178,800	14,316,516
Whirlpool Corp.	15,100	2,256,846
Wolverine World Wide, Inc.	16,800	479,640
Wyndham Worldwide Corp.	26,300	1,925,949
Wynn Resorts Ltd.	14,900	3,310,035

		195,080,151

Consumer Staples - 4.2%
Archer-Daniels-Midland Co.	32,400	1,405,836
Brown-Forman Corp., Class B	14,700	1,318,443
Casey’s General Stores, Inc.	5,900	398,781
Church & Dwight Co., Inc.	12,500	863,375
Coca-Cola Enterprises, Inc.	23,723	1,133,010
Constellation Brands, Inc., Class A †	32,500	2,761,525

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2014	29

Schedule of Investments	March 31, 2014 (Unaudited)

AQR MOMENTUM FUND

	SHARES	VALUE (Note 2)
Consumer Staples - 4.2% (continued)
CVS Caremark Corp.	28,200	$2,111,052
Darling International, Inc. †	15,500	310,310
Dean Foods Co.	15,900	245,814
Estee Lauder Cos., Inc./The, Class A	10,400	695,552
Hain Celestial Group, Inc./The †	7,600	695,172
Herbalife Ltd.	11,600	664,332
Hershey Co./The	16,700	1,743,480
Hillshire Brands Co./The	8,960	333,850
Hormel Foods Corp.	19,500	960,765
Ingredion, Inc.	4,600	313,168
JM Smucker Co./The	6,800	661,232
Keurig Green Mountain, Inc.	36,500	3,854,035
Kroger Co./The	39,200	1,711,080
McCormick & Co., Inc.	12,000	860,880
Monster Beverage Corp. †	11,200	777,840
Nu Skin Enterprises, Inc., Class A	13,100	1,085,335
PriceSmart, Inc.	7,900	797,347
Rite Aid Corp. †	378,900	2,375,703
TreeHouse Foods, Inc. †	4,700	338,353
Tyson Foods, Inc., Class A	44,800	1,971,648
Walgreen Co.	126,000	8,319,780
WhiteWave Foods Co./The, Class A †	11,568	330,151
Whole Foods Market, Inc.	30,000	1,521,300

		40,559,149

Energy - 3.5%
Atwood Oceanics, Inc. †	7,100	357,769
Cabot Oil & Gas Corp.	33,500	1,134,980
CARBO Ceramics, Inc.	3,900	538,161
Cheniere Energy, Inc. †	43,800	2,424,330
Chesapeake Energy Corp.	29,900	766,038
Cimarex Energy Co.	17,000	2,024,870
Continental Resources, Inc. †	17,300	2,149,871
CVR Energy, Inc.	12,300	519,675
Dresser-Rand Group, Inc. †	3,600	210,276
Energen Corp.	2,800	226,268
EOG Resources, Inc.	13,900	2,726,763
EQT Corp.	8,600	833,942
Golar LNG Ltd. (Norway)	10,300	429,407
Gulfport Energy Corp. †	41,600	2,961,088
Halliburton Co.	47,480	2,796,097
Kodiak Oil & Gas Corp. †	51,900	630,066
Noble Energy, Inc.	15,200	1,079,808
Oasis Petroleum, Inc. †	15,700	655,161
Oceaneering International, Inc.	18,800	1,350,968
ONEOK, Inc.	22,400	1,327,200
Patterson-UTI Energy, Inc.	32,200	1,020,096
Pioneer Natural Resources Co.	25,900	4,846,926
Rosetta Resources, Inc. †	10,000	465,800
SM Energy Co.	8,300	591,707
Targa Resources Corp.	9,600	952,896
Tidewater, Inc.	2,900	140,998
Western Refining, Inc.	12,700	490,220
World Fuel Services Corp.	7,000	308,700

		33,960,081

Financials - 13.8%
Allstate Corp./The	43,400	2,455,572
American Capital Ltd. †	144,100	2,275,339

	SHARES	VALUE (Note 2)
Financials - 13.8% (continued)
American Express Co.	134,700	$12,127,041
American Financial Group, Inc.	8,200	473,222
American International Group, Inc.	33,000	1,650,330
Ameriprise Financial, Inc.	26,100	2,872,827
Aon PLC (United Kingdom)	11,400	960,792
Arch Capital Group Ltd. †	13,000	748,020
Bank of America Corp.	817,200	14,055,840
Bank of New York Mellon Corp./The	41,300	1,457,477
BB&T Corp.	32,600	1,309,542
Capital One Financial Corp.	26,000	2,006,160
Capitol Federal Financial, Inc.	26,600	333,830
Charles Schwab Corp./The	201,200	5,498,796
Cincinnati Financial Corp.	26,000	1,265,160
CME Group, Inc.	58,200	4,307,382
Comerica, Inc.	20,500	1,061,900
Corrections Corp. of America REIT	18,552	581,049
Discover Financial Services	51,300	2,985,147
Douglas Emmett, Inc. REIT	8,500	230,690
E*TRADE Financial Corp. †	46,500	1,070,430
Erie Indemnity Co., Class A	2,000	139,520
Everest Re Group Ltd.	4,800	734,640
Extra Space Storage, Inc. REIT	11,900	577,269
Fidelity National Financial, Inc., Class A	47,700	1,499,688
Fifth Third Bancorp	103,800	2,382,210
Financial Engines, Inc.	13,000	660,140
Franklin Resources, Inc.	38,800	2,102,184
General Growth Properties, Inc. REIT	64,800	1,425,600
Genworth Financial, Inc., Class A †	250,400	4,439,592
Hartford Financial Services Group, Inc./The	116,200	4,098,374
Huntington Bancshares, Inc.	171,600	1,710,852
IntercontinentalExchange Group, Inc.	14,000	2,769,620
Invesco Ltd.	39,300	1,454,100
KeyCorp	131,500	1,872,560
Lincoln National Corp.	76,600	3,881,322
M&T Bank Corp.	4,900	594,370
Macerich Co./The REIT	7,100	442,543
McGraw Hill Financial, Inc.	37,100	2,830,730
MetLife, Inc.	129,400	6,832,320
MGIC Investment Corp. †	218,500	1,861,620
Moody’s Corp.	30,600	2,427,192
Morgan Stanley	269,300	8,394,081
NASDAQ OMX Group, Inc./The	5,000	184,700
Nationstar Mortgage Holdings, Inc. †	18,900	613,494
Ocwen Financial Corp. †	24,100	944,238
PartnerRe Ltd.	6,800	703,800
Post Properties, Inc. REIT	5,900	289,690
Principal Financial Group, Inc.	35,700	1,641,843
Prudential Financial, Inc.	64,200	5,434,530
Regions Financial Corp.	174,400	1,937,584
Signature Bank †	5,800	728,422
SLM Corp.	29,600	724,608
State Street Corp.	35,800	2,489,890
SunTrust Banks, Inc.	49,000	1,949,710
SVB Financial Group †	7,800	1,004,484
Torchmark Corp.	9,400	739,780

The accompanying notes are an integral part of these financial statements.	(Continued)

30	AQR Funds	Semi-Annual Report	March 2014

Schedule of Investments	March 31, 2014 (Unaudited)

AQR MOMENTUM FUND

	SHARES	VALUE (Note 2)
Health Care - 16.8% (continued)
Weingarten Realty Investors REIT	5,400	$162,000
WR Berkley Corp.	13,700	570,194

		132,976,040

Health Care - 16.8%
AbbVie, Inc.	123,900	6,368,460
Actavis PLC (Ireland) †	13,600	2,799,560
Aegerion Pharmaceuticals, Inc. †	19,100	880,892
Aetna, Inc.	61,900	4,640,643
Alexion Pharmaceuticals, Inc. †	27,000	4,107,510
Align Technology, Inc. †	13,100	678,449
Alnylam Pharmaceuticals, Inc. †	14,400	966,816
AmerisourceBergen Corp.	24,900	1,633,191
Amgen, Inc.	18,100	2,232,454
Arena Pharmaceuticals, Inc. †	120,400	758,520
athenahealth, Inc. †	6,800	1,089,632
Biogen Idec, Inc. †	36,400	11,133,668
BioMarin Pharmaceutical, Inc. †	15,000	1,023,150
Boston Scientific Corp. †	207,300	2,802,696
Bristol-Myers Squibb Co.	224,400	11,657,580
Brookdale Senior Living, Inc. †	19,500	653,445
Cardinal Health, Inc.	40,900	2,862,182
Catamaran Corp. †	22,500	1,007,100
Celgene Corp. †	61,700	8,613,320
Cepheid, Inc. †	11,200	577,696
Cerner Corp. †	31,000	1,743,750
Cigna Corp.	51,500	4,312,095
Community Health Systems, Inc. †	16,800	658,056
Cooper Cos., Inc./The	7,400	1,016,464
Cubist Pharmaceuticals, Inc. †	8,600	629,090
DaVita HealthCare Partners, Inc. †	28,200	1,941,570
DexCom, Inc. †	23,400	967,824
Endo International PLC (Ireland) †	28,100	1,929,065
Gilead Sciences, Inc. †	220,200	15,603,372
HCA Holdings, Inc. †	29,200	1,533,000
Henry Schein, Inc. †	4,600	549,102
Hill-Rom Holdings, Inc.	3,500	134,890
HMS Holdings Corp. †	5,700	108,585
Humana, Inc.	17,400	1,961,328
IDEXX Laboratories, Inc. †	4,000	485,600
Illumina, Inc. †	34,800	5,173,368
Incyte Corp. Ltd. †	40,400	2,162,208
Intercept Pharmaceuticals, Inc. †	2,900	956,391
Isis Pharmaceuticals, Inc. †	43,800	1,892,598
Jazz Pharmaceuticals PLC (Ireland) †	8,000	1,109,440
McKesson Corp.	35,100	6,197,607
Medidata Solutions, Inc. †	30,000	1,630,200
Medivation, Inc. †	27,400	1,763,738
Medtronic, Inc.	9,500	584,630
Mylan, Inc. (2)†	57,600	2,812,608
NPS Pharmaceuticals, Inc. †	64,200	1,921,506
Omnicare, Inc.	8,700	519,129
OPKO Health, Inc. †	88,500	824,820
Perrigo Co. PLC (Ireland)	9,300	1,438,338
Pharmacyclics, Inc. †	25,600	2,565,632
Questcor Pharmaceuticals, Inc.	23,500	1,525,855
Regeneron Pharmaceuticals, Inc. †	19,000	5,705,320
ResMed, Inc.	13,000	580,970

	SHARES	VALUE (Note 2)
Health Care - 16.8% (continued)
Salix Pharmaceuticals Ltd. †	19,600	$2,030,756
Seattle Genetics, Inc. †	20,500	933,980
St. Jude Medical, Inc.	29,200	1,909,388
Tenet Healthcare Corp. †	33,600	1,438,416
Thermo Fisher Scientific, Inc.	55,200	6,637,248
United Therapeutics Corp. †	9,600	902,688
UnitedHealth Group, Inc.	22,400	1,836,576
Vertex Pharmaceuticals, Inc. †	35,300	2,496,416
Vivus, Inc. †	37,700	223,938
WellCare Health Plans, Inc. †	10,500	666,960
WellPoint, Inc.	30,400	3,026,320
Zimmer Holdings, Inc.	8,000	756,640

		162,284,439

Industrials - 13.7%
3M Co.	15,900	2,156,994
A. O. Smith Corp.	16,200	745,524
Acacia Research Corp.	8,700	132,936
ACCO Brands Corp. †	1,715	10,564
Acuity Brands, Inc.	2,600	344,682
Alaska Air Group, Inc.	17,800	1,660,918
AMERCO	1,900	441,028
AMETEK, Inc.	6,900	355,281
Avis Budget Group, Inc. †	49,800	2,425,260
B/E Aerospace, Inc. †	42,400	3,679,896
Boeing Co./The	112,700	14,142,723
Chart Industries, Inc. †	14,700	1,169,385
Clean Harbors, Inc. †	4,800	262,992
Copa Holdings SA, Class A (Panama)	9,100	1,321,229
Copart, Inc. †	14,400	524,016
Cummins, Inc.	5,800	864,142
Delta Air Lines, Inc.	166,900	5,783,085
Donaldson Co., Inc.	8,800	373,120
Dover Corp.	26,300	2,150,025
Fastenal Co.	21,700	1,070,244
FedEx Corp.	21,700	2,876,552
Flowserve Corp.	21,600	1,692,144
Fortune Brands Home & Security, Inc.	83,500	3,513,680
Generac Holdings, Inc.	35,100	2,069,847
General Dynamics Corp.	27,000	2,940,840
Genesee & Wyoming, Inc., Class A †	9,100	885,612
Hertz Global Holdings, Inc. †	82,800	2,205,792
Hexcel Corp. †	15,700	683,578
Honeywell International, Inc.	27,400	2,541,624
Hubbell, Inc., Class B	3,700	443,519
Huntington Ingalls Industries, Inc.	9,900	1,012,374
IHS, Inc., Class A †	4,100	498,150
Illinois Tool Works, Inc.	27,200	2,212,176
Iron Mountain, Inc.	18,945	522,314
JB Hunt Transport Services, Inc.	14,400	1,035,648
Kansas City Southern	10,200	1,041,012
Kennametal, Inc.	7,500	332,250
Kirby Corp. †	4,600	465,750
Lockheed Martin Corp.	53,300	8,700,692
Manitowoc Co., Inc./The	38,300	1,204,535
Masco Corp.	19,400	430,874
Middleby Corp./The †	3,600	951,156
Mueller Industries, Inc.	13,000	389,870

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2014	31

Schedule of Investments	March 31, 2014 (Unaudited)

AQR MOMENTUM FUND

	SHARES	VALUE (Note 2)
Industrials - 13.7% (continued)
Nielsen Holdings NV	21,500	$959,545
Nordson Corp.	3,200	225,568
Norfolk Southern Corp.	9,700	942,549
Northrop Grumman Corp.	41,300	5,095,594
Old Dominion Freight Line, Inc. †	11,100	629,814
Oshkosh Corp.	16,100	947,807
Owens Corning	19,000	820,230
PACCAR, Inc.	13,500	910,440
Pall Corp.	7,000	626,290
Pitney Bowes, Inc.	36,200	940,838
Polypore International, Inc. †	10,200	348,942
Precision Castparts Corp.	15,600	3,943,056
Raytheon Co.	58,300	5,759,457
Rockwell Automation, Inc.	14,900	1,855,795
Roper Industries, Inc.	9,300	1,241,643
RR Donnelley & Sons Co.	50,900	911,110
SolarCity Corp. †	43,800	2,742,756
Southwest Airlines Co.	141,100	3,331,371
Spirit Airlines, Inc. †	17,600	1,045,440
SPX Corp.	4,900	481,719
Stericycle, Inc. †	7,700	874,874
Swift Transportation Co. †	39,100	967,725
Terex Corp.	24,100	1,067,630
Textron, Inc.	18,300	719,007
Timken Co./The	19,800	1,163,844
Towers Watson & Co., Class A	12,400	1,414,220
TransDigm Group, Inc.	9,000	1,666,800
Triumph Group, Inc.	6,300	406,854
United Continental Holdings, Inc. †	67,200	2,999,136
United Rentals, Inc. †	24,700	2,345,018
USG Corp. †	39,400	1,289,168
Verisk Analytics, Inc., Class A †	18,500	1,109,260
WABCO Holdings, Inc. †	2,900	306,124
Wabtec Corp.	8,800	682,000
Waste Connections, Inc.	8,300	364,038
Werner Enterprises, Inc.	10,900	278,059
WESCO International, Inc. †	7,500	624,150
Woodward, Inc.	3,200	132,896
WW Grainger, Inc.	9,500	2,400,270

		132,835,070

Information Technology - 23.2%
3D Systems Corp. †	36,900	2,182,635
Activision Blizzard, Inc.	131,000	2,677,640
Adobe Systems, Inc. †	81,700	5,370,958
Akamai Technologies, Inc. †	12,800	745,088
Alliance Data Systems Corp. †	8,100	2,206,845
Amphenol Corp., Class A	8,600	788,190
ANSYS, Inc. †	5,600	431,312
AOL, Inc. †	32,400	1,418,148
Applied Materials, Inc.	148,500	3,032,370
Arrow Electronics, Inc. †	8,600	510,496
Automatic Data Processing, Inc.	19,700	1,522,022
CA, Inc.	16,500	511,005
Cadence Design Systems, Inc. †	23,600	366,744
Cirrus Logic, Inc. †	28,800	572,256
Citrix Systems, Inc. †	7,700	442,211

	SHARES	VALUE (Note 2)
Information Technology - 23.2% (continued)
Cognizant Technology Solutions Corp., Class A †	19,900	$1,007,139
CommVault Systems, Inc. †	8,200	532,590
Computer Sciences Corp.	13,600	827,152
Concur Technologies, Inc. †	6,600	653,862
CoreLogic, Inc. †	18,100	543,724
Corning, Inc.	120,700	2,512,974
CoStar Group, Inc. †	4,800	896,352
Cree, Inc. †	31,900	1,804,264
Electronic Arts, Inc. †	95,000	2,755,950
F5 Networks, Inc. †	6,500	693,095
Facebook, Inc., Class A †	339,400	20,445,456
FactSet Research Systems, Inc.	1,300	140,153
Fairchild Semiconductor International, Inc. †	7,700	106,183
Fidelity National Information Services, Inc.	18,200	972,790
First Solar, Inc. †	32,300	2,254,217
Fiserv, Inc. †	29,200	1,655,348
FleetCor Technologies, Inc. †	24,700	2,842,970
Fortinet, Inc. †	19,300	425,179
Gartner, Inc. †	6,200	430,528
Google, Inc., Class A †	43,100	48,035,381
Hewlett-Packard Co.	275,000	8,899,000
IAC/InterActiveCorp	16,100	1,149,379
InterDigital, Inc.	6,200	205,282
Intuit, Inc.	8,200	637,386
IPG Photonics Corp. †	3,700	262,996
Jabil Circuit, Inc.	15,000	270,000
Jack Henry & Associates, Inc.	8,800	490,688
KLA-Tencor Corp.	11,300	781,282
Knowles Corp. †	13,150	415,145
Lam Research Corp. †	15,600	858,000
LinkedIn Corp., Class A †	14,300	2,644,642
MasterCard, Inc., Class A	171,300	12,796,110
Maxim Integrated Products, Inc.	21,200	702,144
Micron Technology, Inc. †	196,400	4,646,824
Microsoft Corp.	388,300	15,916,417
Motorola Solutions, Inc.	10,300	662,187
NCR Corp. †	8,300	303,365
NetSuite, Inc. †	17,000	1,612,110
NeuStar, Inc., Class A †	8,700	282,837
Pandora Media, Inc. †	72,900	2,210,328
Red Hat, Inc. †	7,400	392,052
Salesforce.com, Inc. †	38,500	2,197,965
SanDisk Corp.	42,700	3,466,813
ServiceNow, Inc. †	47,800	2,864,176
Shutterstock, Inc. †	12,700	922,147
SolarWinds, Inc. †	12,600	537,138
Solera Holdings, Inc.	5,700	361,038
Splunk, Inc. †	38,600	2,759,514
SunEdison, Inc. †	106,400	2,004,576
SunPower Corp. †	59,300	1,913,018
Symantec Corp.	43,100	860,707
Texas Instruments, Inc.	22,600	1,065,590
TIBCO Software, Inc. †	20,000	406,400
Total System Services, Inc.	15,100	459,191
Trimble Navigation Ltd. †	6,800	264,316

The accompanying notes are an integral part of these financial statements.	(Continued)

32	AQR Funds	Semi-Annual Report	March 2014

Schedule of Investments	March 31, 2014 (Unaudited)

AQR MOMENTUM FUND

	SHARES	VALUE (Note 2)
Information Technology - 23.2% (continued)
Ubiquiti Networks, Inc. †	45,300	$2,059,791
Universal Display Corp. †	8,600	274,426
VeriSign, Inc. †	22,700	1,223,757
Visa, Inc., Class A	46,800	10,102,248
Vishay Intertechnology, Inc.	8,200	122,016
Western Digital Corp.	65,100	5,977,482
Workday, Inc., Class A †	29,000	2,651,470
Xerox Corp.	164,600	1,859,980
Xilinx, Inc.	28,100	1,524,987
Yahoo!, Inc. (2)†	167,500	6,013,250
Yelp, Inc. †	29,500	2,269,435
Zebra Technologies Corp., Class A †	3,200	222,112
Zillow, Inc., Class A †	21,300	1,876,530

		224,711,474

Materials - 3.2%
Airgas, Inc.	4,900	521,899
Albemarle Corp.	4,000	265,680
Ashland, Inc.	6,600	656,568
Axiall Corp.	8,150	366,098
Ball Corp.	5,200	285,012
Carpenter Technology Corp.	5,700	376,428
Celanese Corp., Series A	7,000	388,570
Dow Chemical Co./The	77,600	3,770,584
Eagle Materials, Inc.	18,800	1,666,808
Eastman Chemical Co.	7,300	629,333
Ecolab, Inc.	26,400	2,850,936
EI du Pont de Nemours & Co.	64,200	4,307,820
FMC Corp.	8,000	612,480
Huntsman Corp.	30,500	744,810
International Flavors & Fragrances, Inc.	6,500	621,855
Louisiana-Pacific Corp. †	71,200	1,201,144
MeadWestvaco Corp.	5,200	195,728
NewMarket Corp.	1,600	625,248
Packaging Corp. of America	14,500	1,020,365
PPG Industries, Inc.	15,797	3,056,088
Rock-Tenn Co., Class A	7,000	738,990
Rockwood Holdings, Inc.	5,700	424,080
Sherwin-Williams Co./The	9,700	1,912,161
SunCoke Energy, Inc. †	2,334	53,308
Valspar Corp./The	8,500	613,020
Vulcan Materials Co.	9,800	651,210
Westlake Chemical Corp.	25,600	1,694,208
WR Grace & Co. †	3,700	366,929

		30,617,360

Telecommunication Services - 0.3%
Level 3 Communications, Inc. †	21,386	837,048
SBA Communications Corp., Class A †	23,400	2,128,464

		2,965,512

	SHARES	VALUE (Note 2)
Utilities - 0.6%
AGL Resources, Inc.	7,100	$347,616
American Water Works Co., Inc.	20,500	930,700
Atmos Energy Corp.	9,100	428,883
Cleco Corp.	8,100	409,698
Hawaiian Electric Industries, Inc.	11,500	292,330
ITC Holdings Corp.	22,500	840,375
National Fuel Gas Co.	5,400	378,216
NiSource, Inc.	5,300	188,309
OGE Energy Corp.	14,600	536,696
Portland General Electric Co.	12,000	388,080
Questar Corp.	15,300	363,834
Sempra Energy	2,000	193,520
UIL Holdings Corp.	7,700	283,437
WGL Holdings, Inc.	6,900	276,414

		5,858,108

TOTAL COMMON STOCKS (cost $778,223,901)		961,847,384

MONEY MARKET FUNDS - 1.4%
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (2)(a) (cost $13,432,902)	13,432,902	13,432,902

TOTAL INVESTMENTS - 100.9% (cost $791,656,803)		975,280,286

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.9%) (b)		(9,112,757)

NET ASSETS - 100.0%		$966,167,529

All securities are United States companies, unless noted otherwise in parentheses.

†	Non income-producing security.
(a)	Represents annualized seven-day yield as of March 31, 2014.
(b)	Includes depreciation on futures.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

REIT - Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2014	33

Schedule of Investments	March 31, 2014 (Unaudited)

AQR MOMENTUM FUND

Open futures contracts outstanding at March 31, 2014:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2014	UNREALIZED DEPRECIATION
Long Contracts:
34	Barclays Capital	S&P 500 E-Mini Futures	June 20, 2014	$3,178,273	$3,169,820	$(8,453)

Cash held as collateral at Barclays Capital for futures contracts was $179,924 at March 31, 2014.

The accompanying notes are an integral part of these financial statements.

34	AQR Funds	Semi-Annual Report	March 2014

Schedule of Investments	March 31, 2014 (Unaudited)

AQR SMALL CAP MOMENTUM FUND

COMMON STOCKS - 99.6%	SHARES	VALUE (Note 2)
Consumer Discretionary - 17.1%
1-800-Flowers.com, Inc., Class A †	24,900	$140,187
A. H. Belo Corp., Class A	2,900	33,582
American Axle & Manufacturing Holdings, Inc. †	32,900	609,308
America’s Car-Mart, Inc. †	3,100	113,832
Arctic Cat, Inc.	7,800	372,762
Asbury Automotive Group, Inc. †	11,100	613,941
Ascent Capital Group, Inc., Class A †	3,000	226,650
Bally Technologies, Inc. †	4,500	298,215
Big 5 Sporting Goods Corp.	14,100	226,305
Black Diamond, Inc. †	2,900	35,467
Bob Evans Farms, Inc.	5,300	265,159
Bon-Ton Stores, Inc./The	7,500	82,350
Boyd Gaming Corp. †	67,000	884,400
Bridgepoint Education, Inc. †	12,899	192,066
Brown Shoe Co., Inc.	13,800	366,252
Buffalo Wild Wings, Inc. †	6,900	1,027,410
Caesars Entertainment Corp. †	2,000	38,020
Capella Education Co.	6,300	397,845
Career Education Corp. †	24,100	179,786
Carmike Cinemas, Inc. †	14,400	429,984
Carriage Services, Inc.	20,100	366,624
Cavco Industries, Inc. †	1,300	101,985
Century Casinos, Inc. †	13,700	98,229
Christopher & Banks Corp. †	33,800	223,418
Churchill Downs, Inc.	3,600	328,680
Chuy’s Holdings, Inc. †	3,600	155,304
Collectors Universe, Inc.	6,200	116,684
Columbia Sportswear Co.	4,000	330,600
Conn’s, Inc. †	14,300	555,555
Core-Mark Holding Co., Inc.	2,900	210,540
Cracker Barrel Old Country Store, Inc.	9,400	914,056
Cumulus Media, Inc., Class A †	114,500	791,195
Deckers Outdoor Corp. †	1,800	143,514
Denny’s Corp. †	18,100	116,383
Destination Maternity Corp.	3,000	82,200
Destination XL Group, Inc. †	22,800	128,592
Dex Media, Inc. †	49,200	452,640
Dixie Group, Inc./The †	16,500	270,930
Dorman Products, Inc. †	14,964	883,774
Drew Industries, Inc.	5,900	319,780
Education Management Corp. †	43,200	210,384
Einstein Noah Restaurant Group, Inc.	3,600	59,256
Empire Resorts, Inc. †	4,700	33,182
Entravision Communications Corp., Class A	91,000	609,700
EW Scripps Co., Class A †	23,500	416,420
Express, Inc. †	3,100	49,228
Famous Dave’s of America, Inc. †	2,200	53,856
Federal-Mogul Corp. †	15,600	291,876
Fiesta Restaurant Group, Inc. †	18,900	861,651
Finish Line, Inc./The, Class A	11,200	303,408
Fred’s, Inc., Class A	7,400	133,274
FTD Cos., Inc. †	5,720	181,953
Gentherm, Inc. †	17,600	611,072
G-III Apparel Group Ltd. †	10,800	773,064
Grand Canyon Education, Inc. †	19,200	896,640
Gray Television, Inc. †	62,600	649,162

	SHARES	VALUE (Note 2)
Consumer Discretionary - 17.1% (continued)
Haverty Furniture Cos., Inc.	7,500	$222,750
Helen of Troy Ltd. †	4,300	297,689
hhgregg, Inc. †	27,100	260,431
Iconix Brand Group, Inc. †	22,500	883,575
Interval Leisure Group, Inc.	9,000	235,260
iRobot Corp. †	14,400	591,120
ITT Educational Services, Inc. †	17,500	501,900
Jack in the Box, Inc. †	10,800	636,552
Jamba, Inc. †	11,680	140,102
Journal Communications, Inc., Class A †	7,300	64,678
K12, Inc. †	7,600	172,140
Kate Spade & Co. †	2,200	81,598
Kirkland’s, Inc. †	11,900	220,031
Kona Grill, Inc. †	1,700	34,629
Krispy Kreme Doughnuts, Inc. †	37,200	659,556
La-Z-Boy, Inc.	22,300	604,330
Lee Enterprises, Inc. (2)†	79,900	357,153
Libbey, Inc. †	4,300	111,800
LifeLock, Inc. †	48,800	834,968
Lithia Motors, Inc., Class A	10,200	677,892
Loral Space & Communications, Inc. †	5,300	374,869
Lumber Liquidators Holdings, Inc. †	400	37,520
M/I Homes, Inc. †	6,100	136,762
MarineMax, Inc. †	10,100	153,419
Marriott Vacations Worldwide Corp. †	5,300	296,323
Martha Stewart Living Omnimedia, Class A †	10,800	48,924
Mattress Firm Holding Corp. †	7,000	334,810
McClatchy Co./The, Class A †	21,200	136,104
MDC Partners, Inc., Class A	24,600	561,372
Men’s Wearhouse, Inc./The	18,600	911,028
Meredith Corp.	2,100	97,503
Modine Manufacturing Co. †	30,000	439,500
Monarch Casino & Resort, Inc. †	12,000	222,360
Monro Muffler Brake, Inc.	11,300	642,744
Motorcar Parts of America, Inc. †	19,200	510,144
Movado Group, Inc.	3,500	159,425
Multimedia Games Holding Co., Inc. †	17,500	508,200
NACCO Industries, Inc., Class A	5,100	276,471
Nautilus, Inc. †	41,300	397,719
New York & Co., Inc. †	17,200	75,508
New York Times Co./The, Class A	63,400	1,085,408
Nexstar Broadcasting Group, Inc., Class A	21,200	795,424
Nutrisystem, Inc.	14,300	215,501
Orbitz Worldwide, Inc. †	75,000	588,000
Overstock.com, Inc. †	16,800	330,960
Oxford Industries, Inc.	4,300	336,260
Pacific Sunwear of California, Inc. †	53,500	158,895
Papa John’s International, Inc.	14,300	745,173
Perry Ellis International, Inc. †	10,100	138,774
Pinnacle Entertainment, Inc. †	20,900	495,330
Popeyes Louisiana Kitchen, Inc. †	10,200	414,528
Quiksilver, Inc. †	39,700	298,147
Radio One, Inc., Class D †	16,500	78,210
Red Robin Gourmet Burgers, Inc. †	10,700	766,976
Rentrak Corp. †	8,800	530,464
Restoration Hardware Holdings, Inc. †	15,000	1,103,850

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2014	35

Schedule of Investments	March 31, 2014 (Unaudited)

AQR SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 2)
Consumer Discretionary - 17.1% (continued)
Ruth’s Hospitality Group, Inc.	22,500	$272,025
Scholastic Corp.	3,800	131,024
Scientific Games Corp., Class A †	44,100	605,493
Select Comfort Corp. †	1,900	34,352
Shiloh Industries, Inc. †	9,900	175,626
Shoe Carnival, Inc.	4,200	96,768
Sinclair Broadcast Group, Inc., Class A	5,700	154,413
Sizmek, Inc. †	8,600	91,418
Skechers U.S.A., Inc., Class A †	25,000	913,500
Sonic Automotive, Inc., Class A	1,500	33,720
Sonic Corp. †	28,000	638,120
Standard Motor Products, Inc.	18,100	647,437
Stein Mart, Inc.	23,200	325,032
Steiner Leisure Ltd. (Bahamas) †	1,700	78,625
Stoneridge, Inc. †	20,500	230,215
Strattec Security Corp.	1,700	122,791
Sturm, Ruger & Co., Inc.	10,500	627,900
Tempur Sealy International, Inc. †	800	40,536
Texas Roadhouse, Inc.	22,100	576,368
Tower International, Inc. †	18,300	498,126
Town Sports International Holdings, Inc.	5,300	44,997
Tuesday Morning Corp. †	34,500	488,175
Unifi, Inc. †	11,200	258,384
Universal Electronics, Inc. †	9,000	345,510
ValueVision Media, Inc., Class A †	69,300	336,798
VOXX International Corp. †	10,300	140,904
Winnebago Industries, Inc. †	14,300	391,677
World Wrestling Entertainment, Inc., Class A	47,300	1,366,024

		50,915,047

Consumer Staples - 2.5%
Andersons, Inc./The	10,200	604,248
Boston Beer Co., Inc./The, Class A †	700	171,311
Boulder Brands, Inc. †	11,800	207,916
Calavo Growers, Inc.	4,000	142,320
Cal-Maine Foods, Inc.	5,200	326,456
Chiquita Brands International, Inc. (2)†	13,500	168,075
Coca-Cola Bottling Co. Consolidated	1,200	101,976
Craft Brew Alliance, Inc. †	18,100	276,387
Diamond Foods, Inc. †	10,200	356,286
Harbinger Group, Inc. †	14,900	182,227
IGI Laboratories, Inc. †	12,300	69,495
Ingles Markets, Inc., Class A	3,400	80,988
Inter Parfums, Inc.	10,000	362,100
Inventure Foods, Inc. †	5,600	78,288
J&J Snack Foods Corp.	3,500	335,895
Liberator Medical Holdings, Inc.	79,700	313,221
Medifast, Inc. †	6,400	186,176
Natural Grocers by Vitamin Cottage, Inc. †	10,500	458,430
Omega Protein Corp. †	13,000	156,910
Revlon, Inc., Class A †	14,300	365,365
Rite Aid Corp. †	6,500	40,755
Roundy’s, Inc.	13,800	94,944
Spartan Stores, Inc.	6,500	150,865
Star Scientific, Inc. †	64,200	50,378

	SHARES	VALUE (Note 2)
Consumer Staples - 2.5% (continued)
SUPERVALU, Inc. †	99,100	$677,844
Susser Holdings Corp. †	7,900	493,513
USANA Health Sciences, Inc. †	5,400	406,836
WD-40 Co.	4,600	356,822
Weis Markets, Inc.	2,000	98,500

		7,314,527

Energy - 5.3%
Abraxas Petroleum Corp. †	37,300	147,708
Adams Resources & Energy, Inc.	500	28,960
Bill Barrett Corp. †	14,200	363,520
Bonanza Creek Energy, Inc. †	3,500	155,400
Carrizo Oil & Gas, Inc. †	19,000	1,015,740
Clayton Williams Energy, Inc. †	5,300	598,953
Dawson Geophysical Co.	6,000	168,060
DHT Holdings, Inc.	15,300	119,034
Diamondback Energy, Inc. †	6,800	457,708
EnLink Midstream LLC	20,900	709,346
Exterran Holdings, Inc.	11,900	522,172
Gastar Exploration, Inc. †	69,700	381,259
Goodrich Petroleum Corp. †	26,800	423,976
Green Plains Renewable Energy, Inc.	22,200	665,112
Gulf Island Fabrication, Inc.	3,100	66,991
Knightsbridge Tankers Ltd.	16,200	219,510
Magnum Hunter Resources Corp. †	112,100	952,850
Matador Resources Co. †	32,000	783,680
Matrix Service Co. †	9,800	331,044
Miller Energy Resources, Inc. †	55,000	323,400
Mitcham Industries, Inc. †	5,800	80,852
Natural Gas Services Group, Inc. †	6,200	186,868
Newpark Resources, Inc. †	46,600	533,570
Parker Drilling Co. †	29,100	206,319
PDC Energy, Inc. †	900	56,034
Penn Virginia Corp. †	48,300	844,767
PHI, Inc. †	1,900	84,056
Renewable Energy Group, Inc. †	39,400	472,012
Rentech, Inc. †	52,300	99,370
REX American Resources Corp. †	5,400	308,070
Rex Energy Corp. †	23,600	441,556
RigNet, Inc. †	11,700	629,811
Sanchez Energy Corp. †	10,500	311,115
SemGroup Corp., Class A	2,500	164,200
Stone Energy Corp. †	22,500	944,325
Synergy Resources Corp. †	18,500	198,875
Tesco Corp. †	26,300	486,550
TETRA Technologies, Inc. †	35,900	459,520
VAALCO Energy, Inc. †	13,800	117,990
Westmoreland Coal Co. †	9,300	276,954
Willbros Group, Inc. †	37,800	477,036

		15,814,273

Financials - 14.5%
American Equity Investment Life Holding Co.	26,100	616,482
Ameris Bancorp †	9,301	216,713
AMERISAFE, Inc.	4,000	175,640
Argo Group International Holdings Ltd.	3,200	146,880

The accompanying notes are an integral part of these financial statements.	(Continued)

36	AQR Funds	Semi-Annual Report	March 2014

Schedule of Investments	March 31, 2014 (Unaudited)

AQR SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 2)
Financials - 14.5% (continued)
Arlington Asset Investment Corp., Class A	2,800	$74,144
Ashford Hospitality Prime, Inc. REIT	5,780	87,394
Ashford Hospitality Trust, Inc. REIT	28,900	325,703
Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	8,600	227,126
Bancorp, Inc. †	16,000	300,960
BancorpSouth, Inc.	36,300	906,048
Bank of the Ozarks, Inc.	17,000	1,157,020
Banner Corp.	12,000	494,520
BBCN Bancorp, Inc.	22,400	383,936
Beneficial Mutual Bancorp, Inc. †	2,600	34,294
Berkshire Hills Bancorp, Inc.	5,000	129,400
BGC Partners, Inc., Class A	118,800	776,952
BlackRock Kelso Capital Corp.	15,700	143,969
BNC Bancorp	9,000	155,970
BofI Holding, Inc. †	12,300	1,054,725
Boston Private Financial Holdings, Inc.	32,500	439,725
Cardinal Financial Corp.	6,300	112,329
Center Bancorp, Inc.	4,600	87,400
Chemical Financial Corp.	1,500	48,675
City Holding Co.	1,300	58,318
CoBiz Financial, Inc.	3,100	35,712
Cohen & Steers, Inc.	3,000	119,550
Community Trust Bancorp, Inc.	3,300	136,884
Consumer Portfolio Services, Inc. †	32,700	223,668
CoreSite Realty Corp. REIT	9,200	285,200
Cowen Group, Inc., Class A †	27,800	122,598
Credit Acceptance Corp. †	318	45,204
CVB Financial Corp.	24,000	381,600
Diamond Hill Investment Group, Inc.	500	65,720
Eagle Bancorp, Inc. †	13,039	470,708
eHealth, Inc. †	10,800	548,640
Employers Holdings, Inc.	3,300	66,759
Encore Capital Group, Inc. †	7,274	332,422
Enstar Group Ltd. †	2,000	272,620
Evercore Partners, Inc., Class A	14,800	817,700
FBL Financial Group, Inc., Class A	7,100	307,572
FBR & Co. †	10,700	276,381
Federal Agricultural Mortgage Corp., Class C	7,100	236,075
Federated National Holding Co.	10,500	192,360
FelCor Lodging Trust, Inc. REIT	33,500	302,840
Fidelity Southern Corp.	8,768	122,489
Financial Engines, Inc.	3,300	167,574
First Busey Corp.	1,100	6,380
First Commonwealth Financial Corp.	18,100	163,624
First Financial Bancorp	1,700	30,566
First Financial Bankshares, Inc.	11,600	716,764
First Financial Holdings, Inc.	7,600	475,912
First Interstate Bancsystem, Inc.	15,900	448,698
First Merchants Corp.	9,200	199,088
First Midwest Bancorp, Inc.	10,800	184,464
Flagstar Bancorp, Inc. †	10,000	222,200
Forestar Group, Inc. †	13,900	247,420
FXCM, Inc., Class A	12,800	189,056
Gain Capital Holdings, Inc.	23,700	256,197
GAMCO Investors, Inc., Class A	4,000	310,600

	SHARES	VALUE (Note 2)
Financials - 14.5% (continued)
Glacier Bancorp, Inc.	34,500	$1,002,915
Gladstone Capital Corp.	7,300	73,584
Gladstone Commercial Corp. REIT	5,400	93,636
Gladstone Investment Corp.	9,900	81,873
Gramercy Property Trust, Inc. REIT (2)	20,400	105,264
Green Dot Corp., Class A †	12,200	238,266
Hanmi Financial Corp.	9,600	223,680
Hanover Insurance Group, Inc./The	4,400	270,336
HCI Group, Inc.	14,300	520,520
Hercules Technology Growth Capital, Inc.	14,300	201,201
HFF, Inc., Class A	13,000	436,930
Hilltop Holdings, Inc. †	36,400	865,956
Home BancShares, Inc.	37,100	1,276,982
HomeStreet, Inc.	7,500	146,625
Horace Mann Educators Corp.	8,000	232,000
Horizon Technology Finance Corp.	900	11,259
ICG Group, Inc. †	6,000	122,520
Independent Bank Corp. †	28,300	406,919
Infinity Property & Casualty Corp.	3,300	223,179
Interactive Brokers Group, Inc., Class A	19,100	413,897
International Bancshares Corp.	14,900	373,692
INTL FCStone, Inc. †	3,000	56,430
Investment Technology Group, Inc. †	10,100	204,020
Investors Bancorp, Inc.	8,700	240,468
KCAP Financial, Inc.	23,900	206,974
Kemper Corp.	7,000	274,190
Kennedy-Wilson Holdings, Inc.	24,000	540,240
Ladenburg Thalmann Financial Services, Inc. †	84,600	255,492
Lakeland Financial Corp.	7,600	305,672
Maiden Holdings Ltd.	15,800	197,184
MarketAxess Holdings, Inc.	13,282	786,560
MB Financial, Inc.	15,200	470,592
Medallion Financial Corp.	7,700	101,717
Meta Financial Group, Inc.	3,000	134,550
MGIC Investment Corp. †	12,700	108,204
Monmouth Real Estate Investment Corp., Class A REIT	8,600	82,044
MVC Capital, Inc.	4,300	58,265
Nelnet, Inc., Class A	9,400	384,460
OneBeacon Insurance Group Ltd., Class A	14,400	222,624
Oritani Financial Corp.	10,200	161,262
PacWest Bancorp	20,000	860,200
Phoenix Cos., Inc./The †	2,500	129,375
Pinnacle Financial Partners, Inc.	11,500	431,135
Piper Jaffray Cos. †	7,800	357,240
Platinum Underwriters Holdings Ltd.	600	36,060
Portfolio Recovery Associates, Inc. †	4,100	237,226
Preferred Bank †	1,300	33,748
Primerica, Inc.	3,800	179,018
PrivateBancorp, Inc.	34,400	1,049,544
Pzena Investment Management, Inc., Class A	13,600	160,072
Radian Group, Inc.	25,500	383,265
Ramco-Gershenson Properties Trust REIT	9,400	153,220

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2014	37

Schedule of Investments	March 31, 2014 (Unaudited)

AQR SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 2)
Financials - 14.5% (continued)
Regional Management Corp. †	5,000	$123,300
Rockville Financial, Inc.	2,700	36,693
Safeguard Scientifics, Inc. †	4,700	104,246
Safety Insurance Group, Inc.	1,900	102,315
Security National Financial Corp., Class A †	7,840	31,830
Simmons First National Corp., Class A	1,300	48,451
Southside Bancshares, Inc.	7,387	231,804
StanCorp Financial Group, Inc.	8,700	581,160
Stewart Information Services Corp.	11,000	386,430
Strategic Hotels & Resorts, Inc. REIT †	25,000	254,750
Symetra Financial Corp.	19,200	380,544
Synovus Financial Corp.	93,700	317,643
Texas Capital Bancshares, Inc. †	10,200	662,388
THL Credit, Inc.	10,700	147,660
TICC Capital Corp. (2)	21,800	213,204
Tompkins Financial Corp.	1,500	73,440
Tree.com, Inc. †	7,500	232,800
Triangle Capital Corp.	10,100	261,489
Trico Bancshares	3,900	101,127
Umpqua Holdings Corp.	38,100	710,184
United Community Banks, Inc. †	24,900	483,309
United Insurance Holdings Corp.	20,000	292,200
Universal Health Realty Income Trust REIT	1,800	76,032
Universal Insurance Holdings, Inc.	23,800	302,260
ViewPoint Financial Group, Inc.	14,400	415,440
Virtus Investment Partners, Inc. †	3,400	588,778
Walker & Dunlop, Inc. †	7,900	129,165
Washington Trust Bancorp, Inc.	2,400	89,928
WesBanco, Inc.	9,200	292,836
Western Alliance Bancorp †	36,800	905,280
Wilshire Bancorp, Inc.	28,100	311,910
WisdomTree Investments, Inc. †	65,500	859,360
World Acceptance Corp. †	400	30,032
WSFS Financial Corp.	2,000	142,860

		43,178,701

Health Care - 19.0%
Abaxis, Inc. †	6,100	237,168
ABIOMED, Inc. †	20,700	539,028
Acadia Healthcare Co., Inc. †	24,700	1,114,464
ACADIA Pharmaceuticals, Inc. †	16,400	399,012
Accelerate Diagnostics, Inc. †	22,100	482,001
Accuray, Inc. †	39,800	382,080
AcelRx Pharmaceuticals, Inc. †	44,900	539,249
Addus HomeCare Corp. †	19,900	458,695
Aegerion Pharmaceuticals, Inc. †	17,800	820,936
Affymetrix, Inc. †	34,000	242,420
Air Methods Corp. †	500	26,715
Akorn, Inc. †	49,600	1,091,200
Albany Molecular Research, Inc. †	26,900	500,071
Alimera Sciences, Inc. †	22,100	174,369
Alliance HealthCare Services, Inc. †	10,700	358,771
Alnylam Pharmaceuticals, Inc. †	1,600	107,424
AMAG Pharmaceuticals, Inc. †	5,900	114,165
AMN Healthcare Services, Inc. †	18,700	256,938
Ampio Pharmaceuticals, Inc. †	41,600	264,160

	SHARES	VALUE (Note 2)
Health Care - 19.0% (continued)
Amsurg Corp. †	4,500	$211,860
Anacor Pharmaceuticals, Inc. †	29,800	596,298
Analogic Corp.	2,300	188,853
AngioDynamics, Inc. †	3,100	48,825
Anika Therapeutics, Inc. †	15,000	616,500
Antares Pharma, Inc. †	62,000	217,000
Array BioPharma, Inc. †	4,800	22,560
Arrowhead Research Corp. †	43,500	714,270
AtriCure, Inc. †	18,100	340,461
AVANIR Pharmaceuticals, Inc., Class A †	43,800	160,746
BioCryst Pharmaceuticals, Inc. †	74,000	782,920
BioDelivery Sciences International, Inc. †	18,400	155,296
Biolase, Inc. (2)†	30,374	73,202
Bio-Reference Labs, Inc. †	2,500	69,200
BioTelemetry, Inc. †	41,000	413,690
Cambrex Corp. †	8,300	156,621
Cantel Medical Corp.	14,923	503,204
Capital Senior Living Corp. †	16,500	428,835
Cardiovascular Systems, Inc. †	14,500	460,955
Catalyst Pharmaceutical Partners, Inc. †	126,300	285,438
Cell Therapeutics, Inc. †	77,000	261,800
Celldex Therapeutics, Inc. †	12,500	220,875
Celsion Corp. †	14,066	47,402
Cempra, Inc. †	26,000	300,300
Cerus Corp. †	35,000	168,000
Chelsea Therapeutics International Ltd. †	80,500	444,360
Clovis Oncology, Inc. †	20,200	1,399,254
CONMED Corp.	3,700	160,765
Corcept Therapeutics, Inc. †	36,600	159,576
Corvel Corp. †	6,300	313,488
Cross Country Healthcare, Inc. †	11,400	91,998
CryoLife, Inc.	5,100	50,796
Curis, Inc. †	40,700	114,774
Cyberonics, Inc. †	4,600	300,150
Cynosure, Inc., Class A †	8,100	237,330
Cytokinetics, Inc. †	16,400	155,800
CytRx Corp. †	49,700	173,453
Depomed, Inc. †	24,200	350,900
DexCom, Inc. †	17,000	703,120
Durata Therapeutics, Inc. †	11,700	157,552
Durect Corp. †	79,200	105,336
Dyax Corp. †	56,300	505,574
Endocyte, Inc. †	15,900	378,579
Endologix, Inc. †	6,400	82,368
Ensign Group, Inc./The	3,500	152,740
Exact Sciences Corp. †	6,200	87,854
ExamWorks Group, Inc. †	13,300	465,633
Five Star Quality Care, Inc. †	27,400	133,164
Fluidigm Corp. †	15,500	683,085
Fonar Corp. †	15,100	265,458
Furiex Pharmaceuticals, Inc. †	9,100	791,700
Galena Biopharma, Inc. †	77,900	194,750
GenMark Diagnostics, Inc. †	6,900	68,586
Gentiva Health Services, Inc. †	18,200	165,984
Geron Corp. †	110,600	230,048
Globus Medical, Inc., Class A †	36,200	962,558

The accompanying notes are an integral part of these financial statements.	(Continued)

38	AQR Funds	Semi-Annual Report	March 2014

Schedule of Investments	March 31, 2014 (Unaudited)

AQR SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 2)
Health Care - 19.0% (continued)
Greatbatch, Inc. †	4,500	$206,640
GTx, Inc. (2)†	25,100	38,403
Halozyme Therapeutics, Inc. †	53,600	680,720
Hanger, Inc. †	4,800	161,664
HealthStream, Inc. †	10,500	280,350
Healthways, Inc. †	10,700	183,398
Hyperion Therapeutics, Inc. †	11,900	307,020
Icad, Inc. †	12,500	114,500
Idenix Pharmaceuticals, Inc. †	48,100	290,043
Idera Pharmaceuticals, Inc. †	89,900	366,792
Immunomedics, Inc. †	45,200	190,292
Inovio Pharmaceuticals, Inc. †	181,200	603,396
Insmed, Inc. †	34,700	660,688
Insulet Corp. †	23,300	1,104,886
Insys Therapeutics, Inc. †	23,400	969,462
Intercept Pharmaceuticals, Inc. †	900	296,811
InterMune, Inc. †	6,600	220,902
Iridex Corp. †	2,000	17,860
Jazz Pharmaceuticals PLC (Ireland) †	400	55,472
Keryx Biopharmaceuticals, Inc. †	54,100	921,864
Kindred Healthcare, Inc.	14,600	341,932
KYTHERA Biopharmaceuticals, Inc. †	13,000	516,880
Lannett Co., Inc. †	26,300	939,436
Ligand Pharmaceuticals, Inc. †	13,500	908,010
MannKind Corp. †	221,500	890,430
MedCath Corp. (3)†(a)	10,300	14,729
Medidata Solutions, Inc. †	4,900	266,266
Merge Healthcare, Inc. †	30,200	73,688
Merit Medical Systems, Inc. †	7,600	108,680
MiMedx Group, Inc. †	64,400	394,772
Momenta Pharmaceuticals, Inc. †	17,400	202,710
MWI Veterinary Supply, Inc. †	3,500	544,670
NanoViricides, Inc. †	57,800	184,960
National Research Corp., Class B †	2,200	96,536
Natus Medical, Inc. †	17,500	451,500
Navidea Biopharmaceuticals, Inc. †	46,100	85,285
Nektar Therapeutics †	18,900	229,068
Neogen Corp. †	8,850	397,807
Neuralstem, Inc. †	109,700	459,643
Neurocrine Biosciences, Inc. †	23,200	373,520
NewLink Genetics Corp. †	19,900	565,160
Novavax, Inc. †	124,100	562,173
NuVasive, Inc. †	17,000	652,970
Ohr Pharmaceutical, Inc. †	7,600	103,436
Omeros Corp. †	21,100	254,677
Omnicell, Inc. †	16,100	460,782
Organovo Holdings, Inc. †	37,800	288,792
Osiris Therapeutics, Inc. †	14,400	189,072
Pacific Biosciences of California, Inc. †	59,300	317,255
Pacira Pharmaceuticals, Inc. †	10,900	762,891
Pain Therapeutics, Inc. †	26,100	143,550
Peregrine Pharmaceuticals, Inc. †	181,400	344,660
Pharmacyclics, Inc. †	1,000	100,220
Pozen, Inc. †	10,800	86,400
Prestige Brands Holdings, Inc. †	12,900	351,525
Progenics Pharmaceuticals, Inc. †	38,200	156,238
Providence Service Corp./The †	12,000	339,360
pSivida Corp. †	26,700	109,470

	SHARES	VALUE (Note 2)
Health Care - 19.0% (continued)
Puma Biotechnology, Inc. †	4,700	$489,458
Questcor Pharmaceuticals, Inc.	3,200	207,776
Quidel Corp. †	9,600	262,080
Raptor Pharmaceutical Corp. †	52,200	522,000
Regulus Therapeutics, Inc. †	5,300	47,806
Repligen Corp. †	17,800	228,908
Repros Therapeutics, Inc. †	21,900	388,506
Rexahn Pharmaceuticals, Inc. †	244,700	264,276
Rockwell Medical, Inc. †	40,300	510,198
RTI Surgical, Inc. †	21,000	85,680
Sangamo BioSciences, Inc. †	31,800	574,944
SciClone Pharmaceuticals, Inc. †	20,600	93,730
Spectranetics Corp. †	17,500	530,425
Staar Surgical Co. †	31,800	597,840
Stemline Therapeutics, Inc. †	7,700	156,772
Stereotaxis, Inc. †	47,500	201,875
Sucampo Pharmaceuticals, Inc., Class A †	11,500	82,225
Sunesis Pharmaceuticals, Inc. †	42,400	280,264
Sunshine Heart, Inc. (Australia) †	5,900	34,456
Synageva BioPharma Corp. †	3,200	265,504
Synergy Pharmaceuticals, Inc. †	14,000	74,340
TearLab Corp. †	40,800	275,808
TESARO, Inc. †	18,600	548,328
TG Therapeutics, Inc. †	27,900	192,510
TherapeuticsMD, Inc. †	56,500	356,515
Threshold Pharmaceuticals, Inc. †	35,800	170,408
Unilife Corp. †	51,600	210,012
Universal American Corp.	19,100	135,037
US Physical Therapy, Inc.	3,000	103,710
Vanda Pharmaceuticals, Inc. †	45,100	732,875
Vascular Solutions, Inc. †	2,200	57,618
Verastem, Inc. †	7,900	85,241
Vical, Inc. †	32,800	42,312
XOMA Corp. †	75,100	391,271
Zeltiq Aesthetics, Inc. †	30,900	605,949
ZIOPHARM Oncology, Inc. †	15,300	70,074
Zogenix, Inc. †	77,400	220,203

		56,677,960

Industrials - 16.6%
AAON, Inc.	15,149	422,202
AAR Corp.	17,200	446,340
Aceto Corp.	7,400	148,666
Adept Technology, Inc. †	24,700	469,300
Advisory Board Co./The †	4,100	263,425
Air Transport Services Group, Inc. †	24,800	194,680
Aircastle Ltd.	31,800	616,284
Alamo Group, Inc.	1,900	103,227
Albany International Corp., Class A	6,000	213,240
Altra Industrial Motion Corp.	6,500	232,050
AMERCO	1,100	255,332
American Railcar Industries, Inc.	4,700	329,141
American Woodmark Corp. †	7,600	255,816
Apogee Enterprises, Inc.	15,600	518,388
ARC Document Solutions, Inc. †	35,700	265,608
ARC Group Worldwide, Inc. †	10,200	350,268
Argan, Inc.	4,300	127,839

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2014	39

Schedule of Investments	March 31, 2014 (Unaudited)

AQR SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 2)
Industrials - 16.6% (continued)
Arkansas Best Corp.	19,200	$709,440
Arotech Corp. †	23,400	145,548
Astec Industries, Inc.	4,900	215,159
Astronics Corp. †	14,000	887,740
Baltic Trading Ltd.	24,900	157,119
Barnes Group, Inc.	7,400	284,678
Barrett Business Services, Inc.	7,300	434,861
Broadwind Energy, Inc. †	20,000	244,400
Builders FirstSource, Inc. †	37,900	345,269
CAI International, Inc. †	6,100	150,487
Capstone Turbine Corp. †	136,000	289,680
CBIZ, Inc. †	10,400	95,264
Ceco Environmental Corp.	3,000	49,770
Celadon Group, Inc.	3,900	93,756
Chart Industries, Inc. †	2,400	190,920
CIRCOR International, Inc.	5,800	425,314
Columbus McKinnon Corp. †	1,800	48,222
Corporate Executive Board Co./The	9,400	697,762
Curtiss-Wright Corp.	7,300	463,842
Deluxe Corp.	11,200	587,664
DigitalGlobe, Inc. †	10,800	313,308
Douglas Dynamics, Inc.	6,500	113,230
Ducommun, Inc. †	8,400	210,504
DXP Enterprises, Inc. †	6,600	626,538
Dycom Industries, Inc. †	4,500	142,245
Dynamic Materials Corp.	2,700	51,408
Eagle Bulk Shipping, Inc. †	35,300	140,847
Echo Global Logistics, Inc. †	4,100	75,112
Encore Wire Corp.	2,900	140,679
Energy Recovery, Inc. †	33,300	177,156
EnerNOC, Inc. †	10,100	225,028
EnerSys, Inc.	6,000	415,740
Engility Holdings, Inc. †	8,900	400,945
Enphase Energy, Inc. †	36,000	264,960
EnPro Industries, Inc. †	3,100	225,277
Erickson Air-Crane, Inc. †	14,300	276,133
ExOne Co./The †	8,000	286,640
Exponent, Inc.	4,900	367,794
Federal Signal Corp. †	33,100	493,190
Forward Air Corp.	2,500	115,275
Franklin Electric Co., Inc.	5,300	225,356
FuelCell Energy, Inc. †	119,700	296,856
Furmanite Corp. †	12,300	120,786
G&K Services, Inc., Class A	8,000	489,360
GenCorp, Inc. †	36,200	661,374
Gibraltar Industries, Inc. †	14,000	264,180
Global Power Equipment Group, Inc.	2,400	47,736
Gorman-Rupp Co./The	2,000	63,580
GP Strategies Corp. †	5,000	136,150
Great Lakes Dredge & Dock Corp. †	33,500	305,855
Greenbrier Cos., Inc./The †	8,000	364,800
H&E Equipment Services, Inc. †	18,900	764,505
Healthcare Services Group, Inc.	13,300	386,498
Heartland Express, Inc.	14,900	338,081
Heidrick & Struggles International, Inc.	1,800	36,126
Herman Miller, Inc.	5,100	163,863
HNI Corp.	5,300	193,768
Huron Consulting Group, Inc. †	7,400	469,012

	SHARES	VALUE (Note 2)
Industrials - 16.6% (continued)
Hyster-Yale Materials Handling, Inc.	8,100	$789,750
ICF International, Inc. †	3,600	143,316
InnerWorkings, Inc. †	12,900	98,814
Insperity, Inc.	2,100	65,058
Insteel Industries, Inc.	3,700	72,779
Interface, Inc.	9,500	195,225
JetBlue Airways Corp. †	54,400	472,736
John Bean Technologies Corp.	3,300	101,970
Kadant, Inc.	3,300	120,351
Kaman Corp.	5,100	207,468
Kelly Services, Inc., Class A	10,400	246,792
KEYW Holding Corp./The †	17,500	327,425
Kforce, Inc.	12,400	264,368
Kimball International, Inc., Class B	4,700	85,117
Korn/Ferry International †	11,800	351,286
Kratos Defense & Security Solutions, Inc. †	19,300	145,522
Lydall, Inc. †	6,000	137,220
Manitex International, Inc. †	13,400	218,420
McGrath RentCorp.	4,400	153,824
Meritor, Inc. †	58,500	716,625
Middleby Corp./The †	1,100	290,631
Mistras Group, Inc. †	8,900	202,653
Mobile Mini, Inc.	25,000	1,084,000
Moog, Inc., Class A †	1,800	117,918
Mueller Water Products, Inc., Class A	76,900	730,550
Multi-Color Corp.	6,200	217,000
Navigant Consulting, Inc. †	7,300	136,218
NN, Inc.	14,700	289,590
Odyssey Marine Exploration, Inc. †	26,100	59,769
On Assignment, Inc. †	18,800	725,492
Orbital Sciences Corp. †	11,700	326,430
Orion Energy Systems, Inc. †	29,100	210,975
Orion Marine Group, Inc. †	4,800	60,336
Park-Ohio Holdings Corp. †	7,000	393,050
Patrick Industries, Inc. †	19,800	877,734
Pendrell Corp. †	109,800	200,934
PGT, Inc. †	50,400	580,104
Pike Corp. †	11,800	126,968
Plug Power, Inc. †	111,300	790,230
Powell Industries, Inc.	1,200	77,760
PowerSecure International, Inc. †	31,900	747,736
Primoris Services Corp.	13,000	389,740
Proto Labs, Inc. †	19,200	1,299,264
Quad/Graphics, Inc.	7,400	173,530
Quality Distribution, Inc. †	18,000	233,820
Raven Industries, Inc.	6,400	209,600
RBC Bearings, Inc. †	2,800	178,360
Real Goods Solar, Inc., Class A †	130,900	532,763
Republic Airways Holdings, Inc. †	35,800	327,212
Revolution Lighting Technologies, Inc. †	158,400	498,960
Roadrunner Transportation Systems, Inc. †	13,100	330,644
RPX Corp. †	10,200	166,056
Rush Enterprises, Inc., Class A †	5,900	191,632
Saia, Inc. †	15,300	584,613
Seaspan Corp. (Hong Kong)	3,700	81,659
Sparton Corp. †	9,400	275,232

The accompanying notes are an integral part of these financial statements.	(Continued)

40	AQR Funds	Semi-Annual Report	March 2014

Schedule of Investments	March 31, 2014 (Unaudited)

AQR SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 2)
Industrials - 16.6% (continued)
Spirit Airlines, Inc. †	4,500	$267,300
Standex International Corp.	3,500	187,530
Steelcase, Inc., Class A	28,600	475,046
Sun Hydraulics Corp.	6,700	290,177
Swift Transportation Co. †	1,300	32,175
Taser International, Inc. †	43,800	801,102
Team, Inc. †	6,600	282,876
Tecumseh Products Co., Class A †	3,000	20,700
Tennant Co.	5,000	328,100
Thermon Group Holdings, Inc. †	7,300	169,214
Trex Co., Inc. †	6,000	438,960
TriMas Corp. †	8,500	282,200
TrueBlue, Inc. †	20,200	591,052
Tutor Perini Corp. †	10,900	312,503
UniFirst Corp.	2,900	318,826
Universal Forest Products, Inc.	3,400	188,156
Universal Truckload Services, Inc.	1,800	52,020
US Ecology, Inc.	5,300	196,736
Viad Corp.	5,800	139,432
Vicor Corp. †	2,900	29,580
Wabash National Corp. †	23,600	324,736
WageWorks, Inc. †	19,900	1,116,589
Wesco Aircraft Holdings, Inc. †	26,300	578,863
Xerium Technologies, Inc. †	16,400	263,220
XPO Logistics, Inc. †	22,300	655,843
YRC Worldwide, Inc. †	20,600	463,500

		49,558,261

Information Technology - 19.7%
3D Systems Corp. †	600	35,490
ACI Worldwide, Inc. †	2,700	159,813
Actuate Corp. †	14,700	88,494
Acxiom Corp. †	19,100	656,944
Advanced Energy Industries, Inc. †	18,300	448,350
Advent Software, Inc.	24,800	728,128
Alliance Fiber Optic Products, Inc.	28,600	413,842
Ambarella, Inc. †	29,900	798,629
ANADIGICS, Inc. †	16,000	27,200
Angie’s List, Inc. †	2,200	26,796
Applied Micro Circuits Corp. †	10,200	100,980
Audience, Inc. †	3,300	41,250
Autobytel, Inc. †	22,900	284,647
Axcelis Technologies, Inc. †	138,100	296,915
Badger Meter, Inc.	3,300	181,830
Bankrate, Inc. †	15,300	259,182
Blackbaud, Inc.	7,700	241,010
Blucora, Inc. †	19,000	374,110
Booz Allen Hamilton Holding Corp.	2,100	46,200
Brightcove, Inc. †	14,300	140,569
BroadSoft, Inc. †	5,700	152,361
Brooks Automation, Inc.	11,100	121,323
CalAmp Corp. †	31,400	875,118
Calix, Inc. †	27,100	228,453
Callidus Software, Inc. †	35,900	449,468
Carbonite, Inc. †	8,200	83,558
Cardtronics, Inc. †	23,200	901,320
CEVA, Inc. †	3,300	57,948
Checkpoint Systems, Inc. †	12,500	167,750

	SHARES	VALUE (Note 2)
Information Technology - 19.7% (continued)
CIBER, Inc. †	10,100	$46,258
Ciena Corp. †	31,400	714,036
Cinedigm Corp., Class A †	35,600	91,136
Clearfield, Inc. †	20,000	461,800
ClearSign Combustion Corp. †	6,700	73,097
Cognex Corp. †	6,900	233,634
Computer Task Group, Inc.	4,100	69,659
comScore, Inc. †	20,000	655,800
Comtech Telecommunications Corp.	4,000	127,440
Constant Contact, Inc. †	20,700	506,322
Convergys Corp.	4,800	105,168
Cornerstone OnDemand, Inc. †	500	23,935
Cray, Inc. †	19,600	731,472
CSG Systems International, Inc.	7,000	182,280
CTS Corp.	11,800	246,384
CUI Global, Inc. †	4,100	45,100
Datalink Corp. †	12,900	179,697
Datawatch Corp. †	9,800	265,776
Dealertrack Technologies, Inc. †	18,500	910,015
Demandware, Inc. †	18,400	1,178,704
Diodes, Inc. †	9,000	235,080
Dot Hill Systems Corp. †	73,400	284,058
E2open, Inc. †	3,400	80,138
eGain Corp. †	30,300	213,918
Electronics For Imaging, Inc. †	19,300	835,883
Ellie Mae, Inc. †	5,600	161,504
Envestnet, Inc. †	22,100	887,978
EPAM Systems, Inc. †	24,700	812,630
Epiq Systems, Inc.	4,100	55,883
ePlus, Inc. †	4,100	228,616
Euronet Worldwide, Inc. †	21,600	898,344
Exar Corp. †	22,000	262,900
ExlService Holdings, Inc. †	4,000	123,640
Extreme Networks, Inc. †	42,800	248,240
Fair Isaac Corp.	1,700	94,044
FARO Technologies, Inc. †	5,300	280,900
Finisar Corp. †	47,100	1,248,621
Forrester Research, Inc.	3,800	136,230
Global Cash Access Holdings, Inc. †	29,900	205,114
Global Eagle Entertainment, Inc. †	36,200	571,236
Glu Mobile, Inc. †	101,300	480,162
GT Advanced Technologies, Inc. †	90,800	1,548,140
Guidewire Software, Inc. †	2,400	117,720
Hackett Group, Inc./The	4,500	26,910
Harmonic, Inc. †	30,200	215,628
Heartland Payment Systems, Inc.	7,600	315,020
Hutchinson Technology, Inc. †	18,800	53,204
iGATE Corp. †	29,500	930,430
Immersion Corp. †	33,900	357,645
Imperva, Inc. †	5,100	284,070
Infinera Corp. †	23,600	214,288
Infoblox, Inc. †	25,800	517,548
Information Services Group, Inc. †	61,000	299,510
Insight Enterprises, Inc. †	4,700	118,017
Integrated Device Technology, Inc. †	34,600	423,158
Integrated Silicon Solution, Inc. †	7,500	116,625
Interactive Intelligence Group, Inc. †	10,600	768,500
Internap Network Services Corp. †	7,800	55,224

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2014	41

Schedule of Investments	March 31, 2014 (Unaudited)

AQR SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 2)
Information Technology - 19.7% (continued)
Intralinks Holdings, Inc. †	19,800	$202,554
InvenSense, Inc. †	25,400	601,218
j2 Global, Inc.	16,600	830,830
Lexmark International, Inc., Class A	9,000	416,610
Lionbridge Technologies, Inc. †	12,700	85,217
Littelfuse, Inc.	2,900	271,556
LiveDeal, Inc. †	34,100	233,244
LivePerson, Inc. †	20,251	244,430
LogMeIn, Inc. †	6,600	296,274
Manhattan Associates, Inc. †	19,000	665,570
Marchex, Inc., Class B	35,100	368,901
Mattson Technology, Inc. †	93,000	215,760
MAXIMUS, Inc.	2,100	94,206
MaxLinear, Inc., Class A †	15,100	143,148
Measurement Specialties, Inc. †	6,100	413,885
Mercury Systems, Inc. †	4,500	59,445
Mesa Laboratories, Inc.	600	54,150
Methode Electronics, Inc.	21,400	656,124
Mitek Systems, Inc. †	43,400	167,958
ModusLink Global Solutions, Inc. †	15,600	65,988
MoneyGram International, Inc. †	3,500	61,775
Monolithic Power Systems, Inc. †	12,700	492,379
Monotype Imaging Holdings, Inc.	15,000	452,100
Move, Inc. (2)†	29,600	342,176
MTS Systems Corp.	2,200	150,678
Nanometrics, Inc. †	8,800	158,136
Netlist, Inc. †	13,900	26,410
Netscout Systems, Inc. †	6,800	255,544
NetSol Technologies, Inc. †	14,600	67,160
NIC, Inc.	25,600	494,336
Oclaro, Inc. †	31,800	98,580
OpenTable, Inc. †	6,200	476,966
Park City Group, Inc. †	6,900	62,583
Parkervision, Inc. †	91,700	440,160
PC Connection, Inc.	8,200	166,624
PDF Solutions, Inc. †	17,700	321,609
Pegasystems, Inc.	20,000	706,400
Perceptron, Inc.	9,000	109,170
Perficient, Inc. †	14,700	266,364
Photronics, Inc. †	18,100	154,393
Pixelworks, Inc. †	48,600	269,244
Plexus Corp. †	10,400	416,728
Power Integrations, Inc.	14,400	947,232
Procera Networks, Inc. †	9,600	99,744
Proofpoint, Inc. †	22,400	830,592
PROS Holdings, Inc. †	12,600	397,026
Qualys, Inc. †	19,700	500,971
QuickLogic Corp. †	36,800	191,728
Rambus, Inc. †	70,200	754,650
Research Frontiers, Inc. †	8,000	41,520
RF Industries Ltd.	12,400	80,848
Rogers Corp. †	3,100	193,502
Rubicon Technology, Inc. †	20,900	235,961
Rudolph Technologies, Inc. †	15,000	171,150
Sanmina Corp. †	48,400	844,580
SciQuest, Inc. †	9,600	259,344
Seachange International, Inc. †	4,300	44,892
ServiceSource International, Inc. †	28,000	236,320

	SHARES	VALUE (Note 2)
Information Technology - 19.7% (continued)
ShoreTel, Inc. †	31,200	$268,320
Shutterstock, Inc. †	7,900	573,619
Silicon Graphics International Corp. †	27,200	334,016
Sonus Networks, Inc. †	123,400	415,858
Speed Commerce, Inc. †	25,500	92,820
SPS Commerce, Inc. †	8,300	510,035
SS&C Technologies Holdings, Inc. †	8,500	340,170
Stamps.com, Inc. †	8,700	291,972
Stratasys Ltd. †	400	42,436
SunEdison, Inc. †	5,900	111,156
Super Micro Computer, Inc. †	9,400	163,278
support.com, Inc. †	22,100	56,355
Synaptics, Inc. †	13,200	792,264
Synchronoss Technologies, Inc. †	8,200	281,178
SYNNEX Corp. †	15,700	951,577
Tangoe, Inc. †	13,700	254,683
Telenav, Inc. †	9,300	55,428
TeleTech Holdings, Inc. †	2,500	61,275
Tessco Technologies, Inc.	3,700	138,232
Trulia, Inc. †	14,400	478,080
Tyler Technologies, Inc. †	3,900	326,352
Ubiquiti Networks, Inc. †	1,100	50,017
Ultimate Software Group, Inc./The †	800	109,600
Ultra Clean Holdings, Inc. †	19,000	249,850
Uni-Pixel, Inc. †	14,600	111,836
Unisys Corp. †	16,900	514,774
Virtusa Corp. †	10,000	335,100
Vitesse Semiconductor Corp. †	12,700	53,340
Web.com Group, Inc. †	22,300	758,869
WebMD Health Corp. †	25,823	1,069,072
Westell Technologies, Inc., Class A †	43,800	161,622
WidePoint Corp. †	156,400	250,240
XO Group, Inc. †	4,400	44,616
Yelp, Inc. †	300	23,079
Zhone Technologies, Inc. †	72,400	305,528
Zillow, Inc., Class A †	2,200	193,820
Zix Corp. †	25,400	105,156

		58,724,413

Materials - 3.3%
A Schulman, Inc.	5,200	188,552
A.M. Castle & Co. †	11,100	163,059
Advanced Emissions Solutions, Inc. †	16,000	392,640
AEP Industries, Inc. †	2,400	89,040
AK Steel Holding Corp. †	89,500	646,190
Balchem Corp.	4,800	250,176
Clearwater Paper Corp. †	7,300	457,491
Deltic Timber Corp.	1,100	71,753
Ferro Corp. †	45,100	616,066
Flotek Industries, Inc. †	29,200	813,220
FutureFuel Corp.	3,800	77,140
Hawkins, Inc.	600	22,044
Haynes International, Inc.	1,400	75,600
Headwaters, Inc. †	22,300	294,583
Horsehead Holding Corp. †	10,900	183,338
Innospec, Inc.	6,700	303,041
KapStone Paper and Packaging Corp. †	23,900	689,276
Landec Corp. †	2,900	32,364

The accompanying notes are an integral part of these financial statements.	(Continued)

42	AQR Funds	Semi-Annual Report	March 2014

Schedule of Investments	March 31, 2014 (Unaudited)

AQR SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 2)
Materials - 3.3% (continued)
Minerals Technologies, Inc.	3,300	$213,048
Myers Industries, Inc.	10,900	217,128
Neenah Paper, Inc.	4,000	206,880
Olympic Steel, Inc.	2,400	68,880
OM Group, Inc.	10,200	338,844
PH Glatfelter Co.	5,400	146,988
PolyOne Corp.	6,000	219,960
Quaker Chemical Corp.	5,200	409,916
RTI International Metals, Inc. †	5,500	152,790
Senomyx, Inc. †	30,800	328,636
Stepan Co.	4,500	290,520
Tredegar Corp.	12,200	280,722
US Concrete, Inc. †	15,000	352,500
US Silica Holdings, Inc.	20,900	797,753
Worthington Industries, Inc.	9,600	367,200

		9,757,338

Telecommunication Services - 1.2%
8x8, Inc. †	64,800	700,488
Atlantic Tele-Network, Inc.	2,200	145,024
Cogent Communications Group, Inc.	19,100	678,623
General Communication, Inc., Class A †	4,600	52,486
IDT Corp., Class B	20,400	339,864
inContact, Inc. †	14,500	139,200
Inteliquent, Inc.	35,100	510,003
Lumos Networks Corp.	18,400	246,008
NTELOS Holdings Corp.	6,450	87,075
ORBCOMM, Inc. †	20,000	137,000
Premiere Global Services, Inc. †	10,600	127,836
Shenandoah Telecommunications Co.	4,100	132,389
Vonage Holdings Corp. †	70,600	301,462

		3,597,458

Utilities - 0.4%
American States Water Co.	7,200	232,488
Chesapeake Utilities Corp.	7,400	467,384
Connecticut Water Service, Inc.	2,900	99,093
Consolidated Water Co., Ltd. (Cayman Islands)	5,800	76,444
Middlesex Water Co.	1,200	26,184
Otter Tail Corp.	5,700	175,503
Unitil Corp.	4,200	137,928

		1,215,024

TOTAL COMMON STOCKS (cost $239,260,176)		296,753,002

PREFERRED STOCKS - 0.1%	SHARES	VALUE (Note 2)

Utilities - 0.1%
Genie Energy Ltd., Perpetual Preferred Stock, Series 12-A, 7.50%, 11/15/16 †(b)(c)
(cost $51,541)	5,900	$46,610

RIGHTS - 0.0% (d)

Information Technology - 0.0% (d)
Gerber Scientific, Inc. (3)†(a)
(cost $—)	4,000	—

MONEY MARKET FUNDS - 1.3%
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (2)(e)
(cost $3,989,780)	3,989,780	3,989,780

TOTAL INVESTMENTS - 101.0% (cost $243,301,497)		300,789,392

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.0%) (f)		(2,890,871)

NET ASSETS - 100.0%		$297,898,521

All securities are United States companies, unless noted otherwise in parentheses.

†	Non income-producing security.
(a)	Security fair valued as of March 31, 2014 using procedures approved by the Board of Trustees. The total value of positions fair valued was $14,729 or 0.0% of total net assets.
(b)	Indicates a variable rate security. The interest rate shown represents the discount rate at March 31, 2014.
(c)	Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2014.
(d)	Represents less than 0.05 percent of net assets.
(e)	Represents annualized seven-day yield as of March 31, 2014.
(f)	Includes depreciation on futures contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).
(3)	Level 3 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

REIT - Real Estate Investment Trust

Open futures contracts outstanding at March 31, 2014:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2014	UNREALIZED DEPRECIATION
Long Contracts:
11	Barclays Capital	E-Mini Russell 2000 Futures	June 20, 2014	$1,314,997	$1,287,550	$(27,447)

Cash held as collateral at Barclays Capital for futures contracts was $110,105 at March 31, 2014.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2014	43

Schedule of Investments	March 31, 2014 (Unaudited)

AQR INTERNATIONAL MOMENTUM FUND

COMMON STOCKS - 98.2%	SHARES	VALUE (Note 2)
Australia - 3.4%
Amcor Ltd.	130,557	$1,261,437
Aurizon Holdings Ltd.	27,946	133,487
Brambles Ltd.	40,768	350,769
Caltex Australia Ltd.	4,085	83,587
CFS Retail Property Trust Group REIT	41,469	72,760
Coca-Cola Amatil Ltd.	10,216	104,689
Cochlear Ltd.	3,817	202,038
Crown Resorts Ltd.	42,866	662,973
CSL Ltd.	36,923	2,384,918
Goodman Group REIT	53,923	237,162
GPT Group REIT	38,389	130,476
Insurance Australia Group Ltd.	90,009	465,533
Macquarie Group Ltd.	13,445	724,980
Mesoblast Ltd. †	10,394	52,858
Mirvac Group REIT	60,599	95,764
Orora Ltd.	130,557	166,435
Ramsay Health Care Ltd.	44,927	2,007,525
Recall Holdings Ltd. †	15,462	66,666
Shopping Centres Australasia Property Group REIT	3,776	5,821
Sonic Healthcare Ltd.	6,491	103,993
Suncorp Group Ltd.	37,949	454,151
Telstra Corp. Ltd.	92,634	436,810
Westfield Group REIT	17,295	164,739
Woolworths Ltd.	7,526	249,577

		10,619,148

Austria - 0.4%
Andritz AG	3,800	234,959
Erste Group Bank AG	14,518	496,654
Immofinanz AG NPV †	63,665	298,416
OMV AG	4,423	200,767
Raiffeisen Bank International AG	3,673	122,567

		1,353,363

Belgium - 0.6%
Belgacom SA	2,566	80,399
KBC Groep NV	22,541	1,388,211
UCB SA	6,382	512,002

		1,980,612

Canada - 10.6%
Alimentation Couche Tard, Inc., Class B (1)	21,900	1,771,216
Atco Ltd., Class I (1)	2,000	96,083
Boardwalk Real Estate Investment Trust REIT (1)	1,500	82,280
Calloway Real Estate Investment Trust REIT (1)	3,200	74,565
Canadian National Railway Co. (1)	4,500	252,822
Canadian Pacific Railway Ltd. (1)	21,100	3,161,660
Canadian Tire Corp. Ltd., Class A (1)	6,000	565,699
Canadian Utilities Ltd., Class A (1)	3,400	126,497
CGI Group, Inc., Class A (1) †	45,300	1,398,543
CI Financial Corp. (1)	23,100	728,627
Constellation Software, Inc. (1)	4,700	1,139,394
Dollarama, Inc. (1)	10,100	769,445
Domtar Corp. (1)	900	101,047

	SHARES	VALUE (Note 2)
Canada - 10.6% (continued)
Emera, Inc. (1)	2,100	$65,365
Enerplus Corp. (1)	18,500	369,833
First Capital Realty, Inc. (1)	3,800	60,326
Genworth MI Canada, Inc. (1)	5,000	170,602
Gildan Activewear, Inc. (1)	25,100	1,264,877
Husky Energy, Inc. (1)	8,100	242,963
Industrial Alliance Insurance & Financial Services, Inc. (1)	15,300	629,161
Keyera Corp. (1)	1,700	107,782
Loblaw Cos., Ltd. (1)	62,400	2,647,273
MacDonald Dettwiler & Associates Ltd. (1)	1,000	78,987
Magna International, Inc. (1)	43,200	4,153,140
Manulife Financial Corp. (1)	71,400	1,376,977
Methanex Corp. (1)	7,100	454,323
Metro, Inc. (1)	4,200	246,567
Onex Corp. (1)	2,400	133,254
Open Text Corp. (1)	16,200	774,024
Paramount Resources Ltd., Class A (1) †	2,400	103,533
Pembina Pipeline Corp. (1)	8,500	322,777
Pengrowth Energy Corp. (1)	11,500	69,593
Peyto Exploration & Development Corp. (1)	6,900	235,430
Rogers Communications, Inc., Class B (1)	23,100	957,224
Stantec, Inc. (1)	2,100	128,355
Sun Life Financial, Inc. (1)	88,600	3,067,940
Tourmaline Oil Corp. (1) †	23,100	1,092,000
Valeant Pharmaceuticals International, Inc. (1) †	32,700	4,302,024
West Fraser Timber Co., Ltd. (1)	4,600	210,131

		33,532,339

China - 0.1%
FIH Mobile Ltd. †	256,000	141,459

Denmark - 2.2%
AP Moeller - Maersk A/S, Class B	82	981,438
Carlsberg A/S, Class B	3,117	309,854
Coloplast A/S, Class B	33,945	2,744,492
Danske Bank A/S	11,758	327,164
DSV A/S	2,710	87,385
Novo Nordisk A/S, Class B	5,010	228,117
Pandora A/S	9,545	629,954
Tryg A/S	5,116	506,061
Vestas Wind Systems A/S †	27,288	1,094,086

		6,908,551

Finland - 1.6%
Kone OYJ, Class B	8,002	335,991
Nokia OYJ †	301,054	2,214,980
Orion OYJ, Class B	4,687	141,500
Sampo, A Shares	38,512	1,999,147
Wartsila OYJ	8,465	460,128

		5,151,746

France - 5.9%
Air Liquide SA	3,601	487,648
Airbus Group NV	32,688	2,341,147

The accompanying notes are an integral part of these financial statements.	(Continued)

44	AQR Funds	Semi-Annual Report	March 2014

Schedule of Investments	March 31, 2014 (Unaudited)

AQR INTERNATIONAL MOMENTUM FUND

	SHARES	VALUE (Note 2)
France - 5.9% (continued)
Alcatel-Lucent †	177,661	$699,674
AXA SA	12,302	319,591
BNP Paribas SA	1,097	84,578
Bollore SA	145	91,887
Bureau Veritas SA	2,364	72,507
Carrefour SA	7,343	284,059
Christian Dior SA	1,623	311,724
Credit Agricole SA †	52,876	833,339
Dassault Systemes	1,844	215,777
Edenred	3,620	113,558
Electricite de France	24,032	950,240
Essilor International SA	3,545	357,755
Eutelsat Communications SA	3,108	105,472
Hermes International	1,274	423,735
Iliad SA	7,084	2,044,193
Kering	2,717	553,983
Lafarge SA	1,378	107,553
L’Oreal SA	7,307	1,205,512
LVMH Moet Hennessy Louis Vuitton SA	971	175,957
Natixis	99,537	731,020
Pernod Ricard SA	4,394	511,352
Publicis Groupe SA	5,534	499,616
Rexel SA	4,367	114,539
Safran SA	2,192	151,861
Sanofi	27,404	2,863,695
Schneider Electric SA	4,553	403,516
SCOR SE	2,421	84,796
SEB SA	592	51,086
Societe Generale SA	10,384	639,193
Sodexo	1,964	205,850
Total SA	6,227	409,890
Zodiac Aerospace	8,360	295,368

		18,741,671

Germany - 9.2%
Bayer AG	28,585	3,871,088
Beiersdorf AG	9,186	895,946
Commerzbank AG †	38,794	713,581
Continental AG	8,532	2,046,123
Daimler AG	72,289	6,838,461
Deutsche Lufthansa AG †	26,823	703,285
Deutsche Post AG	124,148	4,615,509
Deutsche Telekom AG	269,547	4,373,556
GEA Group AG	2,796	127,741
Hannover Rueck SE	4,457	398,682
Merck KGaA	8,876	1,494,774
Metro AG	24,797	1,011,503
Muenchener Rueckversicherungs AG	6,099	1,332,736
ProSiebenSat.1 Media AG	15,693	719,826
Suedzucker AG	6,605	188,376

		29,331,187

Hong Kong - 4.2%
AIA Group Ltd.	19,400	92,269
ASM Pacific Technology Ltd.	9,700	94,229
BOC Hong Kong Holdings Ltd.	123,000	351,217
Cheung Kong Holdings Ltd.	13,000	216,160

	SHARES	VALUE (Note 2)
Hong Kong - 4.2% (continued)
Cheung Kong Infrastructure Holdings Ltd.	10,000	$63,954
CLP Holdings Ltd.	1,500	11,320
First Pacific Co., Ltd.	72,000	71,765
Galaxy Entertainment Group Ltd. †	290,000	2,531,166
Giordano International Ltd.	64,000	41,319
Hang Seng Bank Ltd.	22,500	358,940
Henderson Land Development Co., Ltd.	64,900	379,788
Hong Kong & China Gas Co., Ltd.	193,600	422,970
Hongkong Land Holdings Ltd.	84,000	544,072
Hopewell Holdings Ltd.	32,000	110,111
Hutchison Whampoa Ltd.	11,000	145,990
Hysan Development Co., Ltd.	25,000	109,093
Lifestyle International Holdings Ltd.	33,500	68,217
Lifestyle Properties Development Ltd. †	1,675	271
Link REIT/The REIT	59,500	293,401
Melco International Development Ltd.	290,000	975,025
MGM China Holdings Ltd.	276,000	975,121
MTR Corp. Ltd.	60,500	224,180
New World Development Co., Ltd.	196,000	197,719
NWS Holdings Ltd.	61,000	102,946
Orient Overseas International Ltd.	19,000	87,465
Samsonite International SA	103,800	321,595
Sands China Ltd.	316,000	2,369,981
Shangri-La Asia Ltd.	24,000	39,353
Sino Land Co., Ltd.	168,000	247,620
SJM Holdings Ltd.	79,000	222,562
SmarTone Telecommunications Holdings Ltd.	31,500	35,140
Stella International Holdings Ltd.	26,000	62,235
Swire Properties Ltd.	50	143
Techtronic Industries Co.	70,000	195,445
Television Broadcasts Ltd.	10,000	59,959
Wharf Holdings Ltd.	136,000	872,261
Wheelock & Co., Ltd.	41,000	160,685
Xinyi Glass Holdings Ltd.	264,000	215,363
Xinyi Solar Holdings Ltd. †	264,000	79,228

		13,350,278

Israel - 0.2%
Bezeq The Israeli Telecommunication Corp. Ltd.	331,983	591,794
Harel Insurance Investments & Financial Services Ltd.	5,408	32,778
Osem Investments Ltd.	737	17,319
Shikun & Binui Ltd.	27,483	67,656

		709,547

Italy - 2.9%
Davide Campari-Milano SpA	11,007	90,183
Exor SpA	4,986	223,766
Fiat SpA †	39,697	462,799
Gtech Spa	13,558	411,912
Intesa Sanpaolo SpA	712,974	2,419,261
Luxottica Group SpA	15,970	922,761
Pirelli & C. SpA	20,366	320,371
Prysmian SpA	14,955	372,160
Salvatore Ferragamo SpA	5,363	157,780

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2014	45

Schedule of Investments	March 31, 2014 (Unaudited)

AQR INTERNATIONAL MOMENTUM FUND

	SHARES	VALUE (Note 2)
Italy - 2.9% (continued)
UniCredit SpA	346,057	$3,163,320
Unione di Banche Italiane SCpA	80,365	758,230

		9,302,543

Japan - 32.2%
77 Bank Ltd./The	35,000	157,210
Acom Co., Ltd. †	504,000	1,610,356
Aeon Mall Co., Ltd.	90	2,306
Aiful Corp. †	379,600	1,159,305
Alps Electric Co., Ltd.	52,300	622,528
Bank of Yokohama Ltd./The	34,000	169,597
Bridgestone Corp.	25,400	900,193
Calsonic Kansei Corp.	14,000	64,915
Casio Computer Co., Ltd.	20,700	244,756
Century Tokyo Leasing Corp.	4,800	134,583
Chiba Bank Ltd./The	27,000	166,191
COLOPL, Inc. †	21,700	573,303
Credit Saison Co., Ltd.	3,800	75,572
CyberAgent, Inc.	7,000	267,961
Dai-ichi Life Insurance Co., Ltd./The	111,300	1,619,088
Daikin Industries Ltd.	20,300	1,138,413
Daiwa Securities Group, Inc.	244,000	2,119,933
Denso Corp.	34,700	1,664,085
Dentsu, Inc.	8,400	318,091
Fast Retailing Co., Ltd.	4,700	1,699,944
Fuji Heavy Industries Ltd.	70,700	1,914,547
FUJIFILM Holdings Corp.	11,600	311,367
Fujitsu Ltd.	49,000	296,182
Fukuoka Financial Group, Inc.	41,000	168,412
GungHo Online Entertainment, Inc.	145,600	791,477
Haseko Corp.	80,300	502,160
Hino Motors Ltd.	89,000	1,318,108
Hitachi Capital Corp.	8,600	183,693
Hitachi Ltd.	309,660	2,292,122
Hokuhoku Financial Group, Inc.	91,000	174,482
Honda Motor Co., Ltd.	4,500	158,340
Hoya Corp.	13,000	406,653
Hulic Co., Ltd.	73,700	1,011,672
Ichigo Group Holdings Co., Ltd.	324,100	1,141,121
Isuzu Motors Ltd.	65,000	373,214
J Trust Co., Ltd.	21,100	266,206
Jafco Co., Ltd.	18,000	806,447
JGC Corp.	9,000	312,655
Joyo Bank Ltd./The	53,000	264,170
JTEKT Corp.	58,300	865,459
Kansai Electric Power Co., Inc./The †	91,000	932,790
Kawasaki Heavy Industries Ltd.	102,000	375,790
KDDI Corp.	47,600	2,763,894
Keyence Corp.	3,040	1,252,379
Kubota Corp.	100,000	1,329,054
Kyushu Electric Power Co., Inc.	29,000	354,567
LIXIL Group Corp.	11,500	317,338
Matsui Securities Co., Ltd.	206,100	2,092,695
Mazda Motor Corp.	534,000	2,372,351
Minebea Co., Ltd.	57,000	507,544
Mitsubishi Electric Corp.	183,000	2,059,994
Mitsubishi Estate Co., Ltd.	90,000	2,137,109
Mitsubishi Heavy Industries, Ltd.	54,000	312,464
Mitsubishi Logistics Corp.	21,000	291,761

	SHARES	VALUE (Note 2)
Japan - 32.2% (continued)
Mitsubishi UFJ Financial Group, Inc.	206,900	$1,139,354
Mitsui Fudosan Co., Ltd.	65,000	1,983,034
MS&AD Insurance Group Holdings	9,300	212,888
Murata Manufacturing Co., Ltd.	7,700	727,812
NGK Insulators Ltd.	15,000	312,926
NHK Spring Co., Ltd.	12,500	116,245
Nidec Corp.	13,400	821,654
Nintendo Co., Ltd.	7,600	908,502
Nippon Telegraph & Telephone Corp.	21,200	1,152,043
Nishi-Nippon City Bank Ltd./The	21,000	47,203
Nitto Denko Corp.	2,800	134,271
NKSJ Holdings, Inc.	10,400	267,014
Nomura Holdings, Inc.	62,000	397,723
NSK Ltd.	86,000	882,140
NTN Corp.	132,000	446,691
NTT Urban Development Corp.	34,000	320,017
Oji Holdings Corp.	65,000	290,738
Okasan Securities Group, Inc.	158,000	1,331,165
Olympus Corp. †	14,400	459,802
Omron Corp.	26,300	1,088,208
Ono Pharmaceutical Co., Ltd.	6,700	582,444
Orient Corp. †	188,500	379,277
ORIX Corp.	250,000	3,523,495
Panasonic Corp.	195,600	2,224,577
Rakuten, Inc.	55,300	738,677
Renesas Electronics Corp. †	88,800	677,914
Seiko Epson Corp.	65,500	2,046,662
Seino Holdings Co., Ltd.	15,000	143,112
Seven & I Holdings Co., Ltd.	19,000	723,985
Seven Bank Ltd.	104,900	411,669
Sharp Corp. †	30,000	91,362
Shinsei Bank Ltd.	540,000	1,060,147
SMC Corp.	2,200	580,213
SoftBank Corp.	81,800	6,181,483
Sony Corp.	28,200	537,131
Square Enix Holdings Co., Ltd.	27,800	572,182
Sumitomo Mitsui Financial Group, Inc.	46,700	2,001,746
Sumitomo Mitsui Trust Holdings, Inc.	67,000	303,145
Sumitomo Realty & Development Co., Ltd.	28,000	1,095,887
Suruga Bank Ltd.	60,000	1,056,934
Tohoku Electric Power Co., Inc.	57,000	586,182
Tokai Tokyo Financial Holdings, Inc.	163,100	1,367,863
Tokio Marine Holdings, Inc.	11,400	341,890
Tokyo Electric Power Co., Inc. †	592,900	2,385,477
Tokyo Tatemono Co., Ltd.	172,000	1,473,757
Tokyu Fudosan Holdings Corp.	39,600	295,294
Toshiba TEC Corp.	15,000	85,422
Tosoh Corp.	114,000	439,125
Toyo Seikan Group Holdings Ltd.	17,600	285,624
Toyota Motor Corp.	168,800	9,519,281
TS Tech Co., Ltd.	3,800	115,049
Yahoo Japan Corp.	233,600	1,144,392
Yamaha Motor Co., Ltd.	7,000	111,677
Yaskawa Electric Corp.	24,000	331,576
Yokogawa Electric Corp.	8,300	134,184
Yokohama Rubber Co., Ltd./The	30,000	282,145

		102,236,957

The accompanying notes are an integral part of these financial statements.	(Continued)

46	AQR Funds	Semi-Annual Report	March 2014

Schedule of Investments	March 31, 2014 (Unaudited)

AQR INTERNATIONAL MOMENTUM FUND

	SHARES	VALUE (Note 2)
Netherlands - 1.6%
Aegon NV	94,891	$874,052
ASML Holding NV	12,415	1,155,631
CNH Industrial NV †	11,479	132,111
Gemalto NV	3,241	377,753
Heineken Holding NV	9,229	595,919
Heineken NV	1,000	69,587
Koninklijke Philips NV	9,699	341,203
Koninklijke Vopak NV	762	42,533
Reed Elsevier NV	67,621	1,463,085

		5,051,874

Norway - 0.1%
Golar LNG Ltd.	2,009	88,206
Telenor ASA	10,790	238,813

		327,019

Portugal - 0.0% (a)
Jeronimo Martins SGPS SA	6,068	101,825

Singapore - 1.2%
Ascendas Real Estate Investment Trust REIT	206,000	370,800
CapitaCommercial Trust REIT	117,000	138,513
CapitaMall Trust REIT	149,000	224,189
CapitaMalls Asia Ltd.	92,000	131,163
Dairy Farm International Holdings, Ltd.	6,300	61,341
Jardine Cycle & Carriage Ltd.	6,000	216,554
Jardine Matheson Holdings Ltd.	18,000	1,136,992
Jardine Strategic Holdings Ltd.	7,000	251,325
Keppel REIT	200	182
Noble Group Ltd.	19,363	18,306
Sembcorp Industries Ltd.	13,000	56,865
Singapore Technologies Engineering Ltd.	155,000	471,579
StarHub Ltd.	33,000	110,406
Suntec Real Estate Investment Trust REIT	92,000	121,617
Super Group Ltd.	57,000	157,965
Thai Beverage PCL	446,000	215,003

		3,682,800

Spain - 6.9%
Abertis Infraestructuras SA	70,867	1,619,673
Amadeus IT Holding SA, A Shares	93,521	3,886,276
Banco Bilbao Vizcaya Argentaria SA	247,068	2,970,798
Banco de Sabadell SA	197,881	611,764
Banco Popular Espanol SA	122,950	929,690
Banco Santander SA	304,338	2,905,260
CaixaBank SA	219,383	1,412,180
Ferrovial SA	109,535	2,374,475
Gas Natural SDG SA	130,591	3,673,975
Grifols SA	14,812	811,736
Inditex SA	5,053	758,098

		21,953,925

Sweden - 0.5%
ICA Gruppen AB †	8,456	306,987
Investment AB Kinnevik, B Shares	8,219	303,619

	SHARES	VALUE (Note 2)
Sweden - 0.5% (continued)
Skandinaviska Enskilda Banken AB, Class A	70,488	$968,314

		1,578,920

Switzerland - 4.8%
Actelion Ltd. †	13,065	1,238,149
Adecco SA †	9,238	768,844
Cie Financiere Richemont SA	7,788	744,051
Credit Suisse Group AG †	38,168	1,235,425
EMS-Chemie Holding AG	2,370	895,655
Geberit AG	236	77,332
Givaudan SA †	1,411	2,182,467
Novartis AG	9,870	838,041
Partners Group Holding AG	5,304	1,489,826
Schindler Holding AG	1,395	205,655
SGS SA	404	996,375
Swatch Group AG/The	1,785	1,119,790
Swiss Re AG †	14,143	1,312,671
UBS AG †	79,180	1,638,500
Wolseley PLC	4,707	268,192
Zurich Insurance Group AG †	146	44,839

		15,055,812

United Kingdom - 9.6%
Aberdeen Asset Management PLC	54,480	355,078
Aggreko PLC	7,624	190,997
ARM Holdings PLC	49,237	831,528
ASOS PLC †	6,100	527,286
Associated British Foods PLC	38,037	1,765,002
BG Group PLC	2,230	41,633
Booker Group PLC	95,443	262,907
British American Tobacco PLC	482	26,889
BT Group PLC	598,327	3,805,199
Bunzl PLC	7,883	210,183
Carnival PLC	6,836	261,167
Compass Group PLC	41,470	633,197
Croda International PLC	3,164	134,555
Daily Mail & General Trust PLC, Class A	8,278	119,986
Diageo PLC	46,529	1,445,149
easyJet PLC	20,601	589,580
Experian PLC	34,548	623,444
G4S PLC	22,026	88,872
GlaxoSmithKline PLC	913	24,345
Hargreaves Lansdown PLC	13,845	336,798
HSBC Holdings PLC	401,189	4,062,207
IMI PLC	3,733	90,838
Imperial Tobacco Group PLC	8,078	326,655
InterContinental Hotels Group PLC	11,899	383,030
Intertek Group PLC	2,171	111,462
ITV PLC	212,597	679,252
Johnson Matthey PLC	2,582	140,974
Kingfisher PLC	42,770	300,706
Legal & General Group PLC	62,913	214,793
Meggitt PLC	17,966	144,086
Mondi PLC	7,018	122,981
National Grid PLC	13,628	187,270
Next PLC	14,657	1,613,014
Old Mutual PLC	139,415	468,024
Pearson PLC	15,946	283,099
Petrofac Ltd.	14,632	351,212

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2014	47

Schedule of Investments	March 31, 2014 (Unaudited)

AQR INTERNATIONAL MOMENTUM FUND

	SHARES	VALUE (Note 2)
United Kingdom - 9.6% (continued)
Prudential PLC	52,638	$1,114,581
Reckitt Benckiser Group PLC	3,848	314,016
Reed Elsevier PLC	9,377	143,295
Rexam PLC	11,373	92,419
Rolls-Royce Holdings PLC †	35,118	628,660
SABMiller PLC	32,301	1,615,123
Sage Group PLC/The	13,549	94,502
Severn Trent PLC	3,568	108,565
Shire PLC	14,609	723,223
Smith & Nephew PLC	5,401	82,030
Sports Direct International PLC †	36,611	520,196
SSE PLC	8,866	217,164
Standard Life PLC	68,289	430,237
Tate & Lyle PLC	14,485	161,327
Tullow Oil PLC	11,125	139,028
United Utilities Group PLC	13,217	173,859
Whitbread PLC	10,735	745,132
WPP PLC	74,106	1,531,187

		30,587,942

TOTAL COMMON STOCKS (cost $278,713,793)		311,699,518

RIGHTS - 0.0% (a)

Hong Kong - 0.0% (a)
New World Development Co., Ltd. (3)†(b)	65,333	13,684

Spain - 0.0% (a)
Banco Bilbao Vizcaya Argentaria SA †	247,068	57,863

TOTAL RIGHTS (cost $—)		71,547

MONEY MARKET FUNDS - 2.2%
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (c) (cost $6,830,980)	6,830,980	6,830,980

TOTAL INVESTMENTS - 100.4% (cost $285,544,773)		318,602,045

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4%) (d)		(1,300,882)

NET ASSETS - 100.0%		$317,301,163

†	Non income-producing security.
(a)	Represents less than 0.05 percent of net assets.
(b)	Security fair valued at as of March 31, 2014 using procedures approved by the Board of Trustees. The total value of positions fair valued was $13,684 or 0.0% of total net assets.
(c)	Represents annualized seven-day yield as of March 31, 2014.
(d)	Includes appreciation on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).
(3)	Level 3 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

REIT - Real Estate Investment Trust

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$66,589,710	21.0%
Consumer Staples	17,683,108	5.6
Energy	3,900,767	1.2
Financials	88,649,930	27.8
Health Care	26,026,549	8.2
Industrials	40,853,856	12.9
Information Technology	27,432,528	8.6
Materials	7,507,383	2.4
Telecommunication Services	22,770,956	7.2
Utilities	10,356,278	3.3
Money Market Funds	6,830,980	2.2

Total Investments	318,602,045	100.4
Liabilities in Excess of Other Assets (d)	(1,300,882)	(0.4)

Net Assets	$317,301,163	100.0%

Open futures contracts outstanding at March 31, 2014:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
43	Barclays Capital	MSCI EAFE Mini Index Futures	June 20, 2014	$4,059,251	$4,074,250	$14,999

Cash held as collateral at Barclays Capital for futures contracts was $37,163 at March 31, 2014.

The accompanying notes are an integral part of these financial statements.

48	AQR Funds	Semi-Annual Report	March 2014

Schedule of Investments	March 31, 2014 (Unaudited)

AQR TAX-MANAGED MOMENTUM FUND

COMMON STOCKS - 97.3%	SHARES	VALUE (Note 2)
Consumer Discretionary - 20.9%
Amazon.com, Inc. †	4,459	$1,500,543
Apollo Education Group, Inc. †	1,771	60,639
AutoNation, Inc. †	274	14,585
Bed Bath & Beyond, Inc. †	101	6,949
Best Buy Co., Inc.	4,648	122,754
BorgWarner, Inc.	3,788	232,848
Brunswick Corp.	1,969	89,176
Caesars Entertainment Corp. †	1,988	37,792
Carter’s, Inc.	616	47,832
CBS Corp., Class B	8,044	497,119
Charter Communications, Inc., Class A †	500	61,600
Chipotle Mexican Grill, Inc. †	642	364,688
Cinemark Holdings, Inc.	322	9,341
Coach, Inc.	66	3,278
Comcast Corp., Class A	6,651	332,683
Conn’s, Inc. †	553	21,484
Dana Holding Corp.	2,784	64,784
Dillard’s, Inc., Class A	148	13,675
DIRECTV †	3,486	266,400
DISH Network Corp., Class A †	5,430	337,800
Dollar Tree, Inc. †	941	49,101
DSW, Inc., Class A	330	11,834
Expedia, Inc.	167	12,108
Family Dollar Stores, Inc.	63	3,655
Ford Motor Co.	13,021	203,128
GameStop Corp., Class A	1,048	43,073
Gannett Co., Inc.	2,894	79,874
Gap, Inc./The	868	34,772
General Motors Co.	13,779	474,273
Genuine Parts Co.	74	6,427
GNC Holdings, Inc., Class A	2,197	96,712
Goodyear Tire & Rubber Co./The	2,568	67,102
Groupon, Inc. †	12,576	98,596
H&R Block, Inc.	1,923	58,055
Harman International Industries, Inc.	900	95,760
Home Depot, Inc./The	4,286	339,151
HSN, Inc.	187	11,170
Johnson Controls, Inc.	6,935	328,164
Kate Spade & Co. †	1,231	45,658
L Brands, Inc.	139	7,891
Las Vegas Sands Corp.	10,082	814,424
Liberty Global PLC, Class A (United Kingdom) †	258	10,733
LKQ Corp. †	2,515	66,270
Lowe’s Cos., Inc.	6,604	322,936
Macy’s, Inc.	1,624	96,287
Madison Square Garden Co./The, Class A †	948	53,827
MGM Resorts International †	8,767	226,715
Mohawk Industries, Inc. †	936	127,277
Netflix, Inc. †	1,039	365,759
NIKE, Inc., Class B	248	18,317
Panera Bread Co., Class A †	24	4,235
PetSmart, Inc.	64	4,409
Polaris Industries, Inc.	508	70,973
priceline.com, Inc. †	679	809,293
PulteGroup, Inc.	2,843	54,557
Ralph Lauren Corp.	40	6,437

	SHARES	VALUE (Note 2)
Consumer Discretionary - 20.9% (continued)
Rent-A-Center, Inc.	182	$4,841
Sally Beauty Holdings, Inc. †	147	4,028
Service Corp. International	1,360	27,037
Standard Pacific Corp. †	4,289	35,642
Starbucks Corp.	10,251	752,218
Tesla Motors, Inc. †	2,306	480,686
Time Warner, Inc.	3,492	228,132
TJX Cos., Inc./The	6,403	388,342
Tractor Supply Co.	512	36,163
TripAdvisor, Inc. †	2,429	220,043
TRW Automotive Holdings Corp. †	739	60,317
Twenty-First Century Fox, Inc., Class A	14,384	459,856
Ulta Salon Cosmetics & Fragrance, Inc. †	50	4,874
Under Armour, Inc., Class A †	1,845	211,511
VF Corp.	5,956	368,557
Viacom, Inc., Class B	3,706	314,973
Visteon Corp. †	548	48,465
Walt Disney Co./The	14,358	1,149,645
Weight Watchers International, Inc.	51	1,048
Whirlpool Corp.	872	130,329
Wynn Resorts Ltd.	1,455	323,228
Yum! Brands, Inc.	243	18,320

		14,473,178

Consumer Staples - 3.4%
Archer-Daniels-Midland Co.	2,109	91,510
Church & Dwight Co., Inc.	85	5,871
Coca-Cola Co./The	102	3,943
Colgate-Palmolive Co.	310	20,110
ConAgra Foods, Inc.	549	17,035
Constellation Brands, Inc., Class A †	2,163	183,790
CVS Caremark Corp.	3,800	284,468
Estee Lauder Cos., Inc./The, Class A	151	10,099
Flowers Foods, Inc.	1,538	32,990
General Mills, Inc.	150	7,773
Herbalife Ltd.	1,711	97,989
Hershey Co./The	95	9,918
JM Smucker Co./The	179	17,406
Keurig Green Mountain, Inc.	2,227	235,149
Kroger Co./The	1,500	65,475
Lorillard, Inc.	183	9,897
Mead Johnson Nutrition Co.	82	6,817
Mondelez International, Inc., Class A	535	18,484
Nu Skin Enterprises, Inc., Class A	1,053	87,241
Philip Morris International, Inc.	37	3,029
Pilgrim’s Pride Corp. †	3,191	66,756
PriceSmart, Inc.	417	42,088
Reynolds American, Inc.	232	12,393
Rite Aid Corp. †	28,118	176,300
TreeHouse Foods, Inc. †	39	2,808
Tyson Foods, Inc., Class A	1,489	65,531
Walgreen Co.	11,235	741,847
Whole Foods Market, Inc.	270	13,692

		2,330,409

Energy - 4.6%
Anadarko Petroleum Corp.	60	5,086
Baker Hughes, Inc.	1,300	84,526

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2014	49

Schedule of Investments	March 31, 2014 (Unaudited)

AQR TAX-MANAGED MOMENTUM FUND

	SHARES	VALUE (Note 2)
Energy - 4.6% (continued)
Cabot Oil & Gas Corp.	1,849	$62,644
Cameron International Corp. †	587	36,259
Cheniere Energy, Inc. †	3,310	183,209
Chesapeake Energy Corp.	5,715	146,418
Chevron Corp.	66	7,848
Cimarex Energy Co.	373	44,428
ConocoPhillips (2)	135	9,497
Continental Resources, Inc. †	2,095	260,346
EOG Resources, Inc.	1,992	390,771
FMC Technologies, Inc. †	64	3,347
Golar LNG Ltd. (Norway)	71	2,960
Gulfport Energy Corp. †	1,449	103,140
Halliburton Co.	6,283	370,006
Helix Energy Solutions Group, Inc. †	1,805	41,479
Hess Corp.	2,963	245,573
HollyFrontier Corp.	304	14,464
Key Energy Services, Inc. (2)†	134	1,238
Kodiak Oil & Gas Corp. †	7,203	87,444
Laredo Petroleum, Inc. †	1,913	49,470
Marathon Petroleum Corp.	722	62,843
Noble Energy, Inc.	3,530	250,771
Oasis Petroleum, Inc. †	1,413	58,965
Oceaneering International, Inc.	607	43,619
Phillips 66	1,510	116,361
Pioneer Natural Resources Co.	1,956	366,046
Range Resources Corp.	261	21,655
Rosetta Resources, Inc. †	40	1,863
Targa Resources Corp.	398	39,505
Tesoro Corp.	112	5,666
Valero Energy Corp.	1,350	71,685
Williams Cos., Inc./The	269	10,916
World Fuel Services Corp.	52	2,293

		3,202,341

Financials - 13.0%
American Campus Communities, Inc. REIT	63	2,353
American Express Co.	9,497	855,015
American Financial Group, Inc.	1,065	61,461
American International Group, Inc.	8,805	440,338
Ameriprise Financial, Inc.	1,200	132,084
Arch Capital Group Ltd. †	267	15,363
AvalonBay Communities, Inc. REIT	37	4,859
Bank of America Corp.	69,353	1,192,872
BB&T Corp.	375	15,064
Berkshire Hathaway, Inc., Class B †	223	27,868
Boston Properties, Inc. REIT	39	4,467
Capital One Financial Corp.	3,817	294,520
CBOE Holdings, Inc.	1,623	91,862
Charles Schwab Corp./The	19,932	544,742
Chubb Corp./The	190	16,967
Citigroup, Inc.	5,757	274,033
CME Group, Inc.	3,213	237,794
Crown Castle International Corp. REIT	380	28,036
Digital Realty Trust, Inc. REIT	55	2,919
Discover Financial Services	3,539	205,934
Equity Lifestyle Properties, Inc. REIT	62	2,520
Erie Indemnity Co., Class A	32	2,232
Essex Property Trust, Inc. REIT	22	3,741

	SHARES	VALUE (Note 2)
Financials - 13.0% (continued)
Extra Space Storage, Inc. REIT	331	$16,057
Federal Realty Investment Trust REIT	34	3,900
Fidelity National Financial, Inc., Class A	450	14,148
Fifth Third Bancorp	8,900	204,255
General Growth Properties, Inc. REIT	1,839	40,458
Genworth Financial, Inc., Class A †	7,173	127,177
Goldman Sachs Group, Inc./The	2,687	440,265
Hartford Financial Services Group, Inc./The	3,282	115,756
Howard Hughes Corp./The †	460	65,647
IntercontinentalExchange Group, Inc.	600	118,698
JPMorgan Chase & Co.	4,321	262,328
KeyCorp	8,100	115,344
Lincoln National Corp.	2,367	119,936
Marsh & McLennan Cos., Inc.	196	9,663
McGraw Hill Financial, Inc.	2,820	215,166
MetLife, Inc.	16,244	857,683
MGIC Investment Corp. †	4,362	37,164
Moody’s Corp.	1,413	112,079
Morgan Stanley	24,292	757,182
Ocwen Financial Corp. †	1,081	42,354
ProAssurance Corp.	66	2,939
Prudential Financial, Inc.	6,093	515,772
Public Storage REIT	117	19,713
Regions Financial Corp.	4,459	49,540
Simon Property Group, Inc. REIT	94	15,416
State Street Corp.	3,050	212,128
Tanger Factory Outlet Centers, Inc. REIT	263	9,205
Taubman Centers, Inc. REIT	130	9,203
Travelers Cos., Inc./The	301	25,615
Ventas, Inc. REIT	229	13,871
Wells Fargo & Co.	110	5,471
Weyerhaeuser Co. REIT	768	22,541
WR Berkley Corp.	97	4,037

		9,037,755

Health Care - 15.7%
AbbVie, Inc.	10,047	516,416
Actavis PLC (Ireland) †	1,185	243,932
Aegerion Pharmaceuticals, Inc. †	1,013	46,720
Aetna, Inc.	3,281	245,977
Alexion Pharmaceuticals, Inc. †	2,280	346,856
Allergan, Inc.	105	13,031
Alnylam Pharmaceuticals, Inc. †	669	44,917
AmerisourceBergen Corp.	990	64,934
Amgen, Inc.	3,377	416,519
Arena Pharmaceuticals, Inc. †	1,886	11,882
athenahealth, Inc. †	417	66,820
Biogen Idec, Inc. †	3,098	947,585
BioMarin Pharmaceutical, Inc. †	771	52,590
Boston Scientific Corp. †	13,971	188,888
Bristol-Myers Squibb Co.	15,879	824,914
Cardinal Health, Inc.	2,461	172,221
Celgene Corp. †	4,515	630,294
Cepheid, Inc. †	1,365	70,407
Cerner Corp. †	787	44,269
Cigna Corp.	2,422	202,794
Endo International PLC (Ireland) †	1,372	94,188
Gilead Sciences, Inc. †	17,287	1,224,957

The accompanying notes are an integral part of these financial statements.	(Continued)

50	AQR Funds	Semi-Annual Report	March 2014

Schedule of Investments	March 31, 2014 (Unaudited)

AQR TAX-MANAGED MOMENTUM FUND

	SHARES	VALUE (Note 2)
Health Care - 15.7% (continued)
HCA Holdings, Inc. †	3,740	$196,350
Humana, Inc.	1,200	135,264
Illumina, Inc. †	2,631	391,124
Incyte Corp. Ltd. †	2,791	149,374
Intercept Pharmaceuticals, Inc. †	200	65,958
Intuitive Surgical, Inc. †	26	11,388
Isis Pharmaceuticals, Inc. †	1,247	53,883
Jazz Pharmaceuticals PLC (Ireland) †	22	3,051
McKesson Corp.	2,504	442,131
Medidata Solutions, Inc. †	1,510	82,053
Medtronic, Inc.	1,610	99,079
Mylan, Inc. (2)†	4,773	233,066
NPS Pharmaceuticals, Inc. †	1,900	56,867
Omnicare, Inc.	627	37,413
OPKO Health, Inc. †	4,485	41,800
Perrigo Co. PLC (Ireland)	47	7,269
Pfizer, Inc.	759	24,379
Pharmacyclics, Inc. †	1,859	186,309
Questcor Pharmaceuticals, Inc.	1,147	74,475
Regeneron Pharmaceuticals, Inc. †	1,439	432,103
Salix Pharmaceuticals Ltd. †	486	50,354
St. Jude Medical, Inc.	1,365	89,257
Tenet Healthcare Corp. †	1,805	77,272
Thermo Fisher Scientific, Inc.	5,346	642,803
UnitedHealth Group, Inc.	3,930	322,221
Vertex Pharmaceuticals, Inc. †	2,688	190,095
WellPoint, Inc.	3,564	354,796

		10,921,245

Industrials - 14.0%
3M Co.	4,700	637,602
A. O. Smith Corp.	2,198	101,152
Alaska Air Group, Inc.	706	65,877
Avis Budget Group, Inc. †	1,191	58,002
B/E Aerospace, Inc. †	1,072	93,039
Boeing Co./The	9,111	1,143,339
Chart Industries, Inc. †	899	71,515
CLARCOR, Inc.	41	2,351
Clean Harbors, Inc. †	45	2,466
Copart, Inc. †	321	11,681
Cummins, Inc.	1,872	278,909
Delta Air Lines, Inc.	17,005	589,223
Donaldson Co., Inc.	84	3,562
Dover Corp.	1,493	122,053
Fastenal Co.	131	6,461
FedEx Corp.	3,537	468,865
Flowserve Corp.	1,586	124,247
Fortune Brands Home & Security, Inc.	3,256	137,013
Generac Holdings, Inc.	2,125	125,311
General Dynamics Corp.	3,500	381,220
Hertz Global Holdings, Inc. †	5,422	144,442
Honeywell International, Inc.	6,045	560,734
Illinois Tool Works, Inc.	571	46,439
Kirby Corp. †	499	50,524
Lincoln Electric Holdings, Inc.	638	45,942
Lockheed Martin Corp.	5,691	928,999
Manitowoc Co., Inc./The	2,743	86,267
Masco Corp.	1,831	40,667

	SHARES	VALUE (Note 2)
Industrials - 14.0% (continued)
Nielsen Holdings NV	2,443	$109,031
Norfolk Southern Corp.	1,351	131,277
Northrop Grumman Corp.	3,246	400,492
Old Dominion Freight Line, Inc. †	756	42,895
Owens Corning	565	24,391
Parker Hannifin Corp.	600	71,826
Precision Castparts Corp.	1,628	411,493
Raytheon Co.	5,276	521,216
Rockwell Automation, Inc.	1,200	149,460
Rollins, Inc.	380	11,491
Ryder System, Inc.	532	42,517
SolarCity Corp. †	3,291	206,082
Southwest Airlines Co.	12,618	297,911
Spirit Airlines, Inc. †	2,236	132,818
Swift Transportation Co. †	5,294	131,027
Teledyne Technologies, Inc. †	41	3,991
Terex Corp.	1,248	55,286
Towers Watson & Co., Class A	702	80,063
Triumph Group, Inc.	44	2,842
Union Pacific Corp.	258	48,416
United Continental Holdings, Inc. †	5,142	229,488
United Parcel Service, Inc., Class B	166	16,165
United Rentals, Inc. †	1,343	127,504
USG Corp. †	586	19,174
Wabtec Corp.	785	60,838
Waste Connections, Inc.	1,237	54,255
WESCO International, Inc. †	423	35,202

		9,745,053

Information Technology - 23.2%
3D Systems Corp. †	2,271	134,330
Activision Blizzard, Inc.	7,063	144,368
Adobe Systems, Inc. †	8,721	573,319
Alliance Data Systems Corp. †	603	164,287
Apple, Inc.	22	11,808
Applied Materials, Inc.	13,057	266,624
Automatic Data Processing, Inc.	159	12,284
CA, Inc.	2,700	83,619
Cadence Design Systems, Inc. †	803	12,479
Cisco Systems, Inc.	8,479	190,014
Cognizant Technology Solutions Corp., Class A †	2,100	106,281
CommVault Systems, Inc. †	325	21,109
Corning, Inc.	14,400	299,808
Cree, Inc. †	1,478	83,596
eBay, Inc. †	698	38,558
Electronic Arts, Inc. †	1,898	55,061
Facebook, Inc., Class A †	25,559	1,539,674
First Solar, Inc. †	2,346	163,727
FleetCor Technologies, Inc. †	1,395	160,564
Fortinet, Inc. †	124	2,732
Freescale Semiconductor Ltd. †	4,203	102,595
Fusion-io, Inc. †	135	1,420
Google, Inc., Class A †	3,034	3,381,423
Guidewire Software, Inc. †	1,984	97,315
Hewlett-Packard Co.	22,780	737,161
IAC/InterActiveCorp	882	62,966
Intel Corp.	648	16,725

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2014	51

Schedule of Investments	March 31, 2014 (Unaudited)

AQR TAX-MANAGED MOMENTUM FUND

	SHARES	VALUE (Note 2)
Information Technology - 23.2% (continued)
International Business Machines Corp.	24	$4,620
Intuit, Inc.	74	5,752
IPG Photonics Corp. †	133	9,454
Jack Henry & Associates, Inc.	963	53,697
KLA-Tencor Corp.	80	5,531
Knowles Corp. †	746	23,551
LinkedIn Corp., Class A †	1,735	320,871
MasterCard, Inc., Class A	10,690	798,543
Micron Technology, Inc. †	17,173	406,313
Microsoft Corp.	34,650	1,420,303
Motorola Solutions, Inc.	138	8,872
NCR Corp. †	1,190	43,495
NetSuite, Inc. †	656	62,208
NeuStar, Inc., Class A †	661	21,489
Nuance Communications, Inc. (2)†	155	2,661
Oracle Corp.	621	25,405
Pandora Media, Inc. †	6,361	192,866
Qlik Technologies, Inc. †	1,202	31,961
QUALCOMM, Inc.	171	13,485
Rackspace Hosting, Inc. †	257	8,435
Salesforce.com, Inc. †	5,215	297,724
SanDisk Corp.	3,397	275,802
ServiceNow, Inc. †	3,195	191,444
SolarWinds, Inc. †	320	13,642
Splunk, Inc. †	3,112	222,477
SS&C Technologies Holdings, Inc. †	1,261	50,465
SunEdison, Inc. †	7,281	137,174
SunPower Corp. †	2,973	95,909
Symantec Corp.	1,519	30,334
Teradata Corp. †	80	3,935
Texas Instruments, Inc.	7,495	353,389
TIBCO Software, Inc. †	93	1,890
Total System Services, Inc.	2,043	62,128
Ubiquiti Networks, Inc. †	2,113	96,078
Universal Display Corp. †	41	1,308
Visa, Inc., Class A	3,910	844,013
VMware, Inc., Class A †	140	15,123
Western Digital Corp.	4,533	416,220
Workday, Inc., Class A †	2,278	208,278
Xerox Corp.	11,832	133,702
Xilinx, Inc.	1,240	67,295
Yahoo!, Inc. (2)†	11,628	417,445
Yelp, Inc. †	2,560	196,941
Zillow, Inc., Class A †	835	73,564

		16,129,639

Materials - 2.3%
Airgas, Inc.	30	3,195
Axiall Corp.	400	17,968
Carpenter Technology Corp.	51	3,368
Celanese Corp., Series A	24	1,332
Dow Chemical Co./The	8,100	393,579
Ecolab, Inc.	2,147	231,855
EI du Pont de Nemours & Co.	8,500	570,350
NewMarket Corp.	142	55,491
Newmont Mining Corp.	60	1,406
PPG Industries, Inc.	913	176,629
Praxair, Inc.	34	4,453
Royal Gold, Inc.	48	3,006

	SHARES	VALUE (Note 2)
Materials - 2.3% (continued)
Sherwin-Williams Co./The	270	$53,225
WR Grace & Co. †	480	47,602

		1,563,459

Utilities - 0.2%
AGL Resources, Inc.	62	3,036
Ameren Corp.	110	4,532
American Water Works Co., Inc.	122	5,539
Calpine Corp. †	225	4,705
CenterPoint Energy, Inc.	247	5,851
Cleco Corp.	70	3,541
Consolidated Edison, Inc.	120	6,438
Dominion Resources, Inc.	205	14,553
DTE Energy Co.	87	6,463
FirstEnergy Corp.	177	6,023
ITC Holdings Corp.	111	4,146
NextEra Energy, Inc.	56	5,355
NiSource, Inc.	195	6,928
Pinnacle West Capital Corp.	73	3,990
Portland General Electric Co.	345	11,157
PPL Corp.	242	8,020
Questar Corp.	410	9,750
UIL Holdings Corp.	72	2,650
WGL Holdings, Inc.	68	2,724
Wisconsin Energy Corp.	89	4,143
Xcel Energy, Inc.	158	4,797

		124,341

TOTAL COMMON STOCKS (cost $62,022,686)		67,527,420

EXCHANGE-TRADED FUNDS - 1.9%
SPDR S&P 500 ETF Trust (cost $1,293,737)	7,121	1,331,912

MONEY MARKET FUNDS - 1.4%
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (2)(a)
(cost $967,107)	967,107	967,107

TOTAL INVESTMENTS - 100.6% (cost $64,283,530)		69,826,439

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6%)		(384,650)

NET ASSETS - 100.0%		$69,441,789

All securities are United States companies, unless noted otherwise in parentheses.

†	Non income-producing security.
(a)	Represents annualized seven-day yield as of March 31, 2014.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

REIT - Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

52	AQR Funds	Semi-Annual Report	March 2014

Schedule of Investments	March 31, 2014 (Unaudited)

AQR TAX-MANAGED SMALL CAP MOMENTUM FUND

COMMON STOCKS - 98.3%	SHARES	VALUE (Note 2)
Consumer Discretionary - 16.2%
American Axle & Manufacturing Holdings, Inc. †	2,038	$37,744
American Public Education, Inc. †	58	2,035
America’s Car-Mart, Inc. †	61	2,240
ANN, Inc. †	88	3,650
Arctic Cat, Inc.	166	7,933
Asbury Automotive Group, Inc. †	376	20,797
Ascent Capital Group, Inc., Class A †	63	4,760
Bally Technologies, Inc. †	180	11,929
Beazer Homes USA, Inc. †	314	6,305
bebe stores, Inc.	1,766	10,808
Big 5 Sporting Goods Corp.	448	7,190
BJ’s Restaurants, Inc. †	57	1,864
Black Diamond, Inc. †	1,082	13,233
Bob Evans Farms, Inc.	192	9,606
Bon-Ton Stores, Inc./The	543	5,962
Boyd Gaming Corp. †	1,567	20,684
Bridgepoint Education, Inc. †	457	6,805
Brown Shoe Co., Inc.	531	14,093
Brunswick Corp.	116	5,254
Buffalo Wild Wings, Inc. †	266	39,607
Cabela’s, Inc. †	102	6,682
Capella Education Co.	200	12,630
Career Education Corp. †	1,100	8,206
Carmike Cinemas, Inc. †	200	5,972
Carriage Services, Inc.	352	6,420
Children’s Place Retail Stores, Inc./The	73	3,636
Christopher & Banks Corp. †	1,379	9,115
Churchill Downs, Inc.	75	6,847
Chuy’s Holdings, Inc. †	676	29,163
Conn’s, Inc. †	527	20,474
Cracker Barrel Old Country Store, Inc.	363	35,298
Cumulus Media, Inc., Class A †	2,624	18,132
Deckers Outdoor Corp. †	263	20,969
Del Frisco’s Restaurant Group, Inc. †	500	13,950
Dex Media, Inc. †	2,706	24,895
DineEquity, Inc.	99	7,729
Dixie Group, Inc./The †	902	14,811
Domino’s Pizza, Inc.	176	13,547
Dorman Products, Inc. †	316	18,663
Drew Industries, Inc.	234	12,683
Education Management Corp. †	3,356	16,344
Entravision Communications Corp., Class A	2,467	16,529
EW Scripps Co., Class A †	758	13,432
Express, Inc. †	300	4,764
Federal-Mogul Corp. †	1,063	19,889
Fiesta Restaurant Group, Inc. †	882	40,210
Finish Line, Inc./The, Class A	838	22,701
Five Below, Inc. †	100	4,248
FTD Cos., Inc. †	264	8,398
Genesco, Inc. †	38	2,834
Gentherm, Inc. †	1,057	36,699
G-III Apparel Group Ltd. †	439	31,424
Grand Canyon Education, Inc. †	938	43,805
Gray Television, Inc. †	2,635	27,325
Group 1 Automotive, Inc.	93	6,106
Helen of Troy Ltd. †	300	20,769

	SHARES	VALUE (Note 2)
Consumer Discretionary - 16.2% (continued)
hhgregg, Inc. †	828	$7,957
Hibbett Sports, Inc. †	72	3,807
Hillenbrand, Inc.	264	8,535
Hovnanian Enterprises, Inc., Class A †	770	3,642
Iconix Brand Group, Inc. †	1,030	40,448
iRobot Corp. †	394	16,174
ITT Educational Services, Inc. †	500	14,340
Jack in the Box, Inc. †	705	41,553
Journal Communications, Inc., Class A †	1,008	8,931
Kate Spade & Co. †	513	19,027
KB Home	411	6,983
Kirkland’s, Inc. †	900	16,641
Krispy Kreme Doughnuts, Inc. †	925	16,400
La-Z-Boy, Inc.	1,030	27,913
Lee Enterprises, Inc. (2)†	3,351	14,979
LifeLock, Inc. †	1,564	26,760
Lions Gate Entertainment Corp.	298	7,965
Lithia Motors, Inc., Class A	369	24,524
Loral Space & Communications, Inc. †	167	11,812
Lumber Liquidators Holdings, Inc. †	61	5,722
M/I Homes, Inc. †	386	8,654
Marriott Vacations Worldwide Corp. †	209	11,685
Mattress Firm Holding Corp. †	200	9,566
MDC Holdings, Inc.	97	2,743
MDC Partners, Inc., Class A	1,310	29,894
Men’s Wearhouse, Inc./The	700	34,286
Meritage Homes Corp. †	248	10,386
Modine Manufacturing Co. †	900	13,185
Monro Muffler Brake, Inc.	414	23,548
Motorcar Parts of America, Inc. †	806	21,415
Movado Group, Inc.	246	11,205
Multimedia Games Holding Co., Inc. †	490	14,230
NACCO Industries, Inc., Class A	143	7,752
Nautilus, Inc. †	1,157	11,142
New York Times Co./The, Class A	1,852	31,706
Nexstar Broadcasting Group, Inc., Class A	656	24,613
Nutrisystem, Inc.	1,800	27,126
Orbitz Worldwide, Inc. †	1,814	14,222
Orient-Express Hotels Ltd., Class A †	546	7,868
Outerwall, Inc. †	52	3,770
Overstock.com, Inc. †	485	9,554
Papa John’s International, Inc.	224	11,673
Penske Automotive Group, Inc.	131	5,602
Pier 1 Imports, Inc.	221	4,172
Pinnacle Entertainment, Inc. †	500	11,850
Pool Corp.	199	12,203
Popeyes Louisiana Kitchen, Inc. †	273	11,095
Quiksilver, Inc. †	2,126	15,966
Red Robin Gourmet Burgers, Inc. †	219	15,698
Rentrak Corp. †	300	18,084
Restoration Hardware Holdings, Inc. †	600	44,154
Ruth’s Hospitality Group, Inc.	972	11,751
Ryland Group, Inc./The	377	15,054
Scientific Games Corp., Class A †	1,955	26,842
Shutterfly, Inc. †	289	12,334
Sinclair Broadcast Group, Inc., Class A	303	8,208
Skechers U.S.A., Inc., Class A †	572	20,901
Smith & Wesson Holding Corp. †	1,136	16,608

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2014	53

Schedule of Investments	March 31, 2014 (Unaudited)

AQR TAX-MANAGED SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 2)
Consumer Discretionary - 16.2% (continued)
Sonic Automotive, Inc., Class A	237	$5,328
Sonic Corp. †	727	16,568
Stage Stores, Inc.	411	10,049
Standard Motor Products, Inc.	641	22,929
Standard Pacific Corp. †	722	6,000
Stein Mart, Inc.	647	9,064
Steven Madden Ltd. †	163	5,865
Stoneridge, Inc. †	664	7,457
Sturm, Ruger & Co., Inc.	220	13,156
Tempur Sealy International, Inc. †	200	10,134
Texas Roadhouse, Inc.	1,100	28,688
Thor Industries, Inc.	190	11,601
Tower International, Inc. †	953	25,941
Tuesday Morning Corp. †	1,155	16,343
Universal Electronics, Inc. †	400	15,356
ValueVision Media, Inc., Class A †	1,892	9,195
VOXX International Corp. †	901	12,326
Winnebago Industries, Inc. †	504	13,805
World Wrestling Entertainment, Inc., Class A	1,900	54,872
You On Demand Holdings, Inc. †	1,700	8,347

		2,055,680

Consumer Staples - 3.0%
Andersons, Inc./The	466	27,606
B&G Foods, Inc.	336	10,117
Boston Beer Co., Inc./The, Class A †	72	17,621
Boulder Brands, Inc. †	962	16,950
Calavo Growers, Inc.	67	2,384
Cal-Maine Foods, Inc.	101	6,341
Chefs’ Warehouse, Inc./The †	600	12,840
Chiquita Brands International, Inc. (2)†	1,000	12,450
Coca-Cola Bottling Co. Consolidated	37	3,144
Craft Brew Alliance, Inc. †	906	13,835
Diamond Foods, Inc. †	500	17,465
Elizabeth Arden, Inc. †	131	3,866
Fresh Del Monte Produce, Inc.	157	4,328
Hain Celestial Group, Inc./The †	80	7,318
Harbinger Group, Inc. †	476	5,821
J&J Snack Foods Corp.	84	8,061
Lancaster Colony Corp.	40	3,977
Liberator Medical Holdings, Inc.	4,500	17,685
Lifevantage Corp. †	3,107	4,070
Medifast, Inc. †	203	5,905
Natural Grocers by Vitamin Cottage, Inc. †	519	22,660
Omega Protein Corp. †	797	9,620
Revlon, Inc., Class A †	830	21,206
Rite Aid Corp. †	1,984	12,440
Sanderson Farms, Inc.	200	15,698
Snyder’s-Lance, Inc.	152	4,285
Spartan Stores, Inc.	455	10,561
Spectrum Brands Holdings, Inc.	123	9,803
SUPERVALU, Inc. †	3,929	26,874
Susser Holdings Corp. †	195	12,182
Universal Corp.	72	4,024
USANA Health Sciences, Inc. †	400	30,136
Weis Markets, Inc.	80	3,940

		385,213

	SHARES	VALUE (Note 2)
Energy - 5.6%
Abraxas Petroleum Corp. †	4,300	$17,028
Alon USA Energy, Inc.	541	8,083
Bill Barrett Corp. †	700	17,920
Bonanza Creek Energy, Inc. †	106	4,706
Bristow Group, Inc.	51	3,852
Callon Petroleum Co. †	900	7,533
Carrizo Oil & Gas, Inc. †	874	46,724
Cheniere Energy, Inc. †	188	10,406
Clayton Williams Energy, Inc. †	253	28,592
Dawson Geophysical Co.	173	4,846
Delek US Holdings, Inc.	184	5,343
Diamondback Energy, Inc. †	50	3,365
Enbridge Energy Management LLC †	113	3,131
EnLink Midstream LLC	555	18,837
Exterran Holdings, Inc.	523	22,949
Frontline Ltd. (Norway) †	2,000	7,860
Gastar Exploration, Inc. †	2,297	12,565
Geospace Technologies Corp. †	120	7,940
Green Plains Renewable Energy, Inc.	916	27,443
Gulf Island Fabrication, Inc.	61	1,318
Knightsbridge Tankers Ltd.	700	9,485
Kodiak Oil & Gas Corp. †	259	3,144
Magnum Hunter Resources Corp. †	2,627	22,329
Matador Resources Co. †	1,693	41,462
Matrix Service Co. †	600	20,268
Miller Energy Resources, Inc. †	2,141	12,589
Natural Gas Services Group, Inc. †	400	12,056
Newpark Resources, Inc. †	1,331	15,240
Pacific Ethanol, Inc. †	900	14,004
Parker Drilling Co. †	2,200	15,598
PDC Energy, Inc. †	72	4,483
Penn Virginia Corp. †	2,205	38,565
PHI, Inc. †	89	3,937
Renewable Energy Group, Inc. †	2,581	30,920
Rentech, Inc. †	1,324	2,516
REX American Resources Corp. †	300	17,115
Rex Energy Corp. †	968	18,111
RigNet, Inc. †	551	29,660
Sanchez Energy Corp. †	700	20,741
SemGroup Corp., Class A	138	9,064
Ship Finance International Ltd. (Norway)	197	3,540
Stone Energy Corp. †	734	30,806
Synergy Resources Corp. †	1,262	13,567
Tesco Corp. †	1,231	22,774
TETRA Technologies, Inc. †	1,000	12,800
Triangle Petroleum Corp. †	1,600	13,184
Western Refining, Inc.	170	6,562
Willbros Group, Inc. †	758	9,566

		714,527

Financials - 15.1%
Acadia Realty Trust REIT	188	4,959
Alexander & Baldwin, Inc.	121	5,150
American Equity Investment Life Holding Co.	641	15,140
Ameris Bancorp †	631	14,702
AMERISAFE, Inc.	315	13,832
AmTrust Financial Services, Inc.	242	9,102

The accompanying notes are an integral part of these financial statements.	(Continued)

54	AQR Funds	Semi-Annual Report	March 2014

Schedule of Investments	March 31, 2014 (Unaudited)

AQR TAX-MANAGED SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 2)
Financials - 15.1% (continued)
Associated Estates Realty Corp. REIT	200	$3,388
Bancorp, Inc. †	800	15,048
BancorpSouth, Inc.	1,900	47,424
Bank of the Ozarks, Inc.	913	62,139
Banner Corp.	212	8,737
BBCN Bancorp, Inc.	497	8,519
BGC Partners, Inc., Class A	4,567	29,868
BofI Holding, Inc. †	288	24,696
Boston Private Financial Holdings, Inc.	425	5,750
Cash America International, Inc.	26	1,007
Cedar Realty Trust, Inc. REIT	989	6,043
Chatham Lodging Trust REIT	230	4,651
CNO Financial Group, Inc.	725	13,122
Cohen & Steers, Inc.	106	4,224
Community Trust Bancorp, Inc.	85	3,526
CoreSite Realty Corp. REIT	334	10,354
CubeSmart REIT	492	8,443
CVB Financial Corp.	1,082	17,204
DFC Global Corp. †	70	618
Eagle Bancorp, Inc. †	480	17,328
EastGroup Properties, Inc. REIT	4	252
Education Realty Trust, Inc. REIT	244	2,408
eHealth, Inc. †	349	17,729
Encore Capital Group, Inc. †	866	39,576
Enstar Group Ltd. †	55	7,497
Evercore Partners, Inc., Class A	850	46,962
FBL Financial Group, Inc., Class A	141	6,108
FBR & Co. †	566	14,620
Federal Agricultural Mortgage Corp., Class C	183	6,085
FelCor Lodging Trust, Inc. REIT	1,903	17,203
Fidelity Southern Corp.	456	6,370
Fidus Investment Corp.	866	16,722
Financial Engines, Inc.	138	7,008
First Cash Financial Services, Inc. †	128	6,459
First Financial Bankshares, Inc.	591	36,518
First Industrial Realty Trust, Inc. REIT	254	4,907
First Interstate Bancsystem, Inc.	3,525	99,475
Flagstar Bancorp, Inc. †	387	8,599
FXCM, Inc., Class A	1,557	22,997
Gain Capital Holdings, Inc.	1,783	19,274
GAMCO Investors, Inc., Class A	144	11,182
Geo Group, Inc./The REIT	357	11,510
Glacier Bancorp, Inc.	1,974	57,384
Gladstone Investment Corp.	220	1,819
Green Dot Corp., Class A †	1,349	26,346
GSV Capital Corp. †	1,136	11,519
Hanmi Financial Corp.	300	6,990
Hanover Insurance Group, Inc./The	200	12,288
HCI Group, Inc.	913	33,233
HFF, Inc., Class A	479	16,099
Hilltop Holdings, Inc. †	800	19,032
Home BancShares, Inc.	997	34,317
HomeStreet, Inc.	265	5,181
Independent Bank Corp. †	1,043	13,538
Interactive Brokers Group, Inc., Class A	2,000	43,340
International Bancshares Corp.	362	9,079
Investment Technology Group, Inc. †	400	8,080

	SHARES	VALUE (Note 2)
Financials - 15.1% (continued)
Investors Bancorp, Inc.	291	$8,043
Kemper Corp.	236	9,244
LTC Properties, Inc. REIT	138	5,193
Maiden Holdings Ltd.	1,054	13,154
Main Street Capital Corp.	317	10,417
MarketAxess Holdings, Inc.	670	39,677
MB Financial, Inc.	485	15,016
Meadowbrook Insurance Group, Inc.	279	1,627
Meta Financial Group, Inc.	318	14,262
MGIC Investment Corp. †	785	6,688
National Penn Bancshares, Inc.	380	3,971
Nelnet, Inc., Class A	400	16,360
Old National Bancorp/IN	280	4,175
OneBeacon Insurance Group Ltd., Class A	661	10,219
Oritani Financial Corp.	260	4,111
Pacific Premier Bancorp, Inc. †	458	7,392
PacWest Bancorp	1,103	47,440
Pennsylvania Real Estate Investment Trust REIT	303	5,469
PHH Corp. †	493	12,739
Pinnacle Financial Partners, Inc.	481	18,033
Platinum Underwriters Holdings Ltd.	224	13,462
Portfolio Recovery Associates, Inc. †	36	2,083
Primerica, Inc.	257	12,107
PrivateBancorp, Inc.	1,781	54,338
PS Business Parks, Inc. REIT	43	3,596
Radian Group, Inc.	902	13,557
RAIT Financial Trust REIT	853	7,242
Ramco-Gershenson Properties Trust REIT	567	9,242
Regional Management Corp. †	600	14,796
Rockville Financial, Inc.	141	1,916
Sabra Health Care REIT, Inc. REIT	393	10,961
Selective Insurance Group, Inc.	315	7,346
Sovran Self Storage, Inc. REIT	110	8,079
STAG Industrial, Inc. REIT	199	4,796
StanCorp Financial Group, Inc.	586	39,145
Stewart Information Services Corp.	227	7,975
Strategic Hotels & Resorts, Inc. REIT †	1,142	11,637
Sunstone Hotel Investors, Inc. REIT	238	3,268
Susquehanna Bancshares, Inc.	548	6,242
Symetra Financial Corp.	2,328	46,141
Synovus Financial Corp.	2,522	8,550
Texas Capital Bancshares, Inc. †	546	35,457
THL Credit, Inc.	680	9,384
Tree.com, Inc. †	452	14,030
Triangle Capital Corp.	324	8,388
Trustmark Corp.	208	5,273
UMB Financial Corp.	34	2,200
Umpqua Holdings Corp.	1,978	36,870
United Bankshares, Inc.	73	2,235
United Community Banks, Inc. †	1,800	34,938
Universal Health Realty Income Trust REIT	73	3,084
Universal Insurance Holdings, Inc.	1,100	13,970
ViewPoint Financial Group, Inc.	492	14,194
Virtus Investment Partners, Inc. †	149	25,802
Webster Financial Corp.	223	6,926
WesBanco, Inc.	152	4,838
Western Alliance Bancorp †	1,323	32,546

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2014	55

Schedule of Investments	March 31, 2014 (Unaudited)

AQR TAX-MANAGED SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 2)
Financials - 15.1% (continued)
Wilshire Bancorp, Inc.	1,800	$19,980
WisdomTree Investments, Inc. †	3,438	45,107
World Acceptance Corp. †	66	4,955

		1,922,566

Health Care - 19.1%
Abaxis, Inc. †	257	9,992
ABIOMED, Inc. †	1,135	29,555
Acadia Healthcare Co., Inc. †	1,120	50,534
ACADIA Pharmaceuticals, Inc. †	674	16,398
Accelerate Diagnostics, Inc. †	1,439	31,385
Accuray, Inc. †	1,300	12,480
AcelRx Pharmaceuticals, Inc. †	1,155	13,872
Acorda Therapeutics, Inc. †	209	7,923
Addus HomeCare Corp. †	1,000	23,050
Aegerion Pharmaceuticals, Inc. †	573	26,427
Affymetrix, Inc. †	1,156	8,242
Akorn, Inc. †	1,366	30,052
Albany Molecular Research, Inc. †	622	11,563
Align Technology, Inc. †	105	5,438
Alkermes PLC (Ireland) †	155	6,834
Alliance HealthCare Services, Inc. †	453	15,189
Alnylam Pharmaceuticals, Inc. †	236	15,845
AMN Healthcare Services, Inc. †	743	10,209
Ampio Pharmaceuticals, Inc. †	2,300	14,605
Amsurg Corp. †	151	7,109
Anacor Pharmaceuticals, Inc. †	1,230	24,612
Analogic Corp.	62	5,091
Anika Therapeutics, Inc. †	394	16,193
Antares Pharma, Inc. †	931	3,258
Arena Pharmaceuticals, Inc. †	475	2,992
ARIAD Pharmaceuticals, Inc. †	118	951
Array BioPharma, Inc. †	1,518	7,135
Arrowhead Research Corp. †	1,292	21,215
AtriCure, Inc. †	800	15,048
AVANIR Pharmaceuticals, Inc., Class A †	2,100	7,707
BioCryst Pharmaceuticals, Inc. †	1,462	15,468
BioDelivery Sciences International, Inc. †	800	6,752
Bio-Reference Labs, Inc. †	414	11,460
BioScrip, Inc. †	757	5,284
BioTelemetry, Inc. †	1,700	17,153
Cambrex Corp. †	1,200	22,644
Cantel Medical Corp.	420	14,162
Capital Senior Living Corp. †	432	11,228
Cardiovascular Systems, Inc. †	380	12,080
Catalyst Pharmaceutical Partners, Inc. †	8,082	18,265
Cell Therapeutics, Inc. †	3,700	12,580
Celldex Therapeutics, Inc. †	444	7,845
Celsion Corp. †	732	2,467
Cempra, Inc. †	1,359	15,696
Centene Corp. †	61	3,797
Cerus Corp. †	3,201	15,365
Chelsea Therapeutics International Ltd. †	2,911	16,069
Clovis Oncology, Inc. †	766	53,061
Corvel Corp. †	404	20,103
Cross Country Healthcare, Inc. †	1,400	11,298
CryoLife, Inc.	700	6,972
Curis, Inc. †	447	1,261

	SHARES	VALUE (Note 2)
Health Care - 19.1% (continued)
Cynosure, Inc., Class A †	245	$7,179
Cytokinetics, Inc. †	1,893	17,984
CytRx Corp. †	3,000	10,470
Depomed, Inc. †	1,300	18,850
DexCom, Inc. †	532	22,004
Durata Therapeutics, Inc. †	500	6,733
Dyax Corp. †	3,287	29,517
Emergent Biosolutions, Inc. †	500	12,635
Endocyte, Inc. †	780	18,572
Endologix, Inc. †	490	6,306
Exact Sciences Corp. †	307	4,350
ExamWorks Group, Inc. †	961	33,645
Fluidigm Corp. †	870	38,341
Fonar Corp. †	853	14,996
Furiex Pharmaceuticals, Inc. †	416	36,192
Galena Biopharma, Inc. †	3,400	8,500
GenMark Diagnostics, Inc. †	694	6,898
Genomic Health, Inc. †	224	5,900
Gentiva Health Services, Inc. †	402	3,666
Geron Corp. †	3,470	7,218
Globus Medical, Inc., Class A †	1,400	37,226
Halozyme Therapeutics, Inc. †	1,655	21,019
Hanger, Inc. †	261	8,790
HealthStream, Inc. †	255	6,809
Hyperion Therapeutics, Inc. †	509	13,132
ICU Medical, Inc. †	259	15,509
Idenix Pharmaceuticals, Inc. †	2,400	14,472
Idera Pharmaceuticals, Inc. †	4,015	16,381
ImmunoGen, Inc. †	127	1,896
Immunomedics, Inc. †	1,400	5,894
Infinity Pharmaceuticals, Inc. †	209	2,485
Inovio Pharmaceuticals, Inc. †	7,900	26,307
Insmed, Inc. †	690	13,138
Insulet Corp. †	1,148	54,438
Insys Therapeutics, Inc. †	1,059	43,874
Intercept Pharmaceuticals, Inc. †	43	14,181
InterMune, Inc. †	226	7,564
Isis Pharmaceuticals, Inc. †	272	11,753
Jazz Pharmaceuticals PLC (Ireland) †	72	9,985
Keryx Biopharmaceuticals, Inc. †	1,979	33,722
Kindred Healthcare, Inc.	600	14,052
KYTHERA Biopharmaceuticals, Inc. †	700	27,832
Lannett Co., Inc. †	1,002	35,791
Lexicon Pharmaceuticals, Inc. †	4,198	7,263
Ligand Pharmaceuticals, Inc. †	377	25,357
Luminex Corp. †	195	3,531
Magellan Health Services, Inc. †	46	2,730
MannKind Corp. †	7,053	28,353
MedAssets, Inc. †	339	8,377
Medidata Solutions, Inc. †	298	16,193
Merge Healthcare, Inc. †	546	1,332
Merit Medical Systems, Inc. †	161	2,302
MiMedx Group, Inc. †	2,091	12,818
MWI Veterinary Supply, Inc. †	155	24,121
Nanosphere, Inc. †	1,970	4,236
Natus Medical, Inc. †	1,100	28,380
Nektar Therapeutics †	500	6,060

The accompanying notes are an integral part of these financial statements.	(Continued)

56	AQR Funds	Semi-Annual Report	March 2014

Schedule of Investments	March 31, 2014 (Unaudited)

AQR TAX-MANAGED SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 2)
Health Care - 19.1% (continued)
Neuralstem, Inc. †	4,100	$17,179
Neurocrine Biosciences, Inc. †	500	8,050
NewLink Genetics Corp. †	909	25,816
Northwest Biotherapeutics, Inc. †	1,300	9,412
Novavax, Inc. †	5,605	25,391
NPS Pharmaceuticals, Inc. †	229	6,854
NuVasive, Inc. †	499	19,167
Omeros Corp. †	1,600	19,312
Omnicell, Inc. †	488	13,967
OPKO Health, Inc. †	744	6,934
Orexigen Therapeutics, Inc. †	1,467	9,536
Organovo Holdings, Inc. †	2,400	18,336
Osiris Therapeutics, Inc. †	672	8,823
Pacific Biosciences of California, Inc. †	3,294	17,623
Pacira Pharmaceuticals, Inc. †	401	28,066
PAREXEL International Corp. †	228	12,333
Peregrine Pharmaceuticals, Inc. †	9,591	18,223
Pharmacyclics, Inc. †	104	10,423
PharMerica Corp. †	400	11,192
Pozen, Inc. †	1,300	10,400
Prestige Brands Holdings, Inc. †	333	9,074
Progenics Pharmaceuticals, Inc. †	3,200	13,088
Providence Service Corp./The †	400	11,312
Puma Biotechnology, Inc. †	189	19,682
Questcor Pharmaceuticals, Inc.	77	5,000
Quidel Corp. †	203	5,542
Raptor Pharmaceutical Corp. †	1,791	17,910
Regulus Therapeutics, Inc. †	800	7,216
Repligen Corp. †	1,200	15,432
Repros Therapeutics, Inc. †	959	17,013
Rexahn Pharmaceuticals, Inc. †	12,100	13,068
Rockwell Medical, Inc. †	924	11,698
RTI Surgical, Inc. †	1,546	6,308
Sangamo BioSciences, Inc. †	1,442	26,071
Spectranetics Corp. †	556	16,852
Spectrum Pharmaceuticals, Inc. †	151	1,184
Staar Surgical Co. †	1,349	25,361
Stemline Therapeutics, Inc. †	300	6,108
Stereotaxis, Inc. †	2,200	9,350
Sunesis Pharmaceuticals, Inc. †	1,476	9,756
Supernus Pharmaceuticals, Inc. †	800	7,152
Synageva BioPharma Corp. †	300	24,891
Synergy Pharmaceuticals, Inc. †	711	3,775
TearLab Corp. †	1,163	7,862
TESARO, Inc. †	756	22,287
TherapeuticsMD, Inc. †	3,000	18,930
Threshold Pharmaceuticals, Inc. †	1,495	7,116
Unilife Corp. †	4,300	17,501
Universal American Corp.	417	2,948
Vanda Pharmaceuticals, Inc. †	1,413	22,961
Vivus, Inc. †	199	1,182
Wright Medical Group, Inc. †	352	10,937
XenoPort, Inc. †	1,277	6,602
XOMA Corp. †	1,344	7,002
Zeltiq Aesthetics, Inc. †	1,631	31,984
Zogenix, Inc. †	5,400	15,363

		2,421,728

	SHARES	VALUE (Note 2)
Industrials - 15.0%
AAR Corp.	688	$17,854
Aceto Corp.	1,044	20,974
Adept Technology, Inc. †	1,183	22,477
Advisory Board Co./The †	101	6,489
Aerovironment, Inc. †	800	32,200
Air Transport Services Group, Inc. †	1,277	10,024
Aircastle Ltd.	713	13,818
Albany International Corp., Class A	329	11,693
Allegiant Travel Co.	229	25,632
AMERCO	85	19,730
American Railcar Industries, Inc.	113	7,913
American Woodmark Corp. †	270	9,088
Apogee Enterprises, Inc.	271	9,005
Applied Industrial Technologies, Inc.	164	7,911
ARC Document Solutions, Inc. †	1,784	13,273
Argan, Inc.	430	12,784
Arkansas Best Corp.	599	22,133
Astec Industries, Inc.	103	4,523
Astronics Corp. †	515	32,656
Avis Budget Group, Inc. †	469	22,840
AZZ, Inc.	116	5,183
Baltic Trading Ltd.	2,800	17,668
Barnes Group, Inc.	224	8,617
Barrett Business Services, Inc.	211	12,569
Beacon Roofing Supply, Inc. †	267	10,322
Brink’s Co./The	68	1,941
Broadwind Energy, Inc. †	1,211	14,798
Builders FirstSource, Inc. †	1,259	11,470
Capstone Turbine Corp. †	7,793	16,599
Chart Industries, Inc. †	43	3,421
CIRCOR International, Inc.	191	14,006
Colfax Corp. †	113	8,060
Corporate Executive Board Co./The	589	43,721
Curtiss-Wright Corp.	182	11,564
Deluxe Corp.	667	34,998
DigitalGlobe, Inc. †	275	7,978
Douglas Dynamics, Inc.	179	3,118
Ducommun, Inc. †	394	9,874
DXP Enterprises, Inc. †	198	18,796
Echo Global Logistics, Inc. †	134	2,455
Energy Recovery, Inc. †	1,600	8,512
EnerNOC, Inc. †	398	8,867
EnerSys, Inc.	213	14,759
Engility Holdings, Inc. †	1,265	56,988
Enphase Energy, Inc. †	1,764	12,983
Erickson Air-Crane, Inc. †	537	10,369
ExOne Co./The †	400	14,332
Federal Signal Corp. †	900	13,410
Forward Air Corp.	130	5,994
Franklin Electric Co., Inc.	202	8,589
FTI Consulting, Inc. †	53	1,767
FuelCell Energy, Inc. †	7,700	19,096
G&K Services, Inc., Class A	300	18,351
GATX Corp.	58	3,937
GenCorp, Inc. †	588	10,743
Generac Holdings, Inc.	97	5,720
Gibraltar Industries, Inc. †	498	9,397

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2014	57

Schedule of Investments	March 31, 2014 (Unaudited)

AQR TAX-MANAGED SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 2)
Industrials - 15.0% (continued)
GP Strategies Corp. †	152	$4,139
Greenbrier Cos., Inc./The †	500	22,800
H&E Equipment Services, Inc. †	589	23,825
Healthcare Services Group, Inc.	518	15,053
Heartland Express, Inc.	700	15,883
Huron Consulting Group, Inc. †	102	6,465
Hyster-Yale Materials Handling, Inc.	631	61,523
InnerWorkings, Inc. †	264	2,022
John Bean Technologies Corp.	200	6,180
Kaman Corp.	93	3,783
KEYW Holding Corp./The †	419	7,840
Kforce, Inc.	539	11,492
Kimball International, Inc., Class B	371	6,719
Korn/Ferry International †	520	15,480
Kratos Defense & Security Solutions, Inc. †	900	6,786
Lydall, Inc. †	499	11,412
Macquarie Infrastructure Co. LLC	173	9,908
Manitex International, Inc. †	1,095	17,849
Manitowoc Co., Inc./The	444	13,964
MasTec, Inc. †	395	17,159
McGrath RentCorp.	83	2,902
Meritor, Inc. †	2,600	31,850
Middleby Corp./The †	56	14,796
Mobile Mini, Inc.	427	18,515
Moog, Inc., Class A †	68	4,455
MSA Safety, Inc.	161	9,177
Mueller Industries, Inc.	332	9,957
Mueller Water Products, Inc., Class A	2,456	23,332
Multi-Color Corp.	244	8,540
Navigant Consulting, Inc. †	656	12,241
NN, Inc.	627	12,352
Nortek, Inc. †	91	7,481
On Assignment, Inc. †	426	16,439
Orbital Sciences Corp. †	669	18,665
Park-Ohio Holdings Corp. †	224	12,578
Patrick Industries, Inc. †	922	40,872
Pendrell Corp. †	2,856	5,227
PGT, Inc. †	1,816	20,902
Plug Power, Inc. †	5,500	39,050
PowerSecure International, Inc. †	946	22,174
Primoris Services Corp.	239	7,165
Proto Labs, Inc. †	568	38,437
Quad/Graphics, Inc.	287	6,730
Quality Distribution, Inc. †	885	11,496
RBC Bearings, Inc. †	66	4,204
Real Goods Solar, Inc., Class A †	3,706	15,083
Republic Airways Holdings, Inc. †	642	5,868
Revolution Lighting Technologies, Inc. †	6,644	20,929
RPX Corp. †	2,218	36,109
Saia, Inc. †	643	24,569
Simpson Manufacturing Co., Inc.	89	3,144
Sparton Corp. †	366	10,716
Spirit Airlines, Inc. †	221	13,127
Standex International Corp.	60	3,215
Steelcase, Inc., Class A	547	9,086
Taser International, Inc. †	964	17,632
Team, Inc. †	99	4,243

	SHARES	VALUE (Note 2)
Industrials - 15.0% (continued)
Tennant Co.	197	$12,927
Textainer Group Holdings Ltd.	231	8,840
Thermon Group Holdings, Inc. †	117	2,712
Titan International, Inc.	137	2,602
Trex Co., Inc. †	201	14,705
TriMas Corp. †	313	10,392
TrueBlue, Inc. †	500	14,630
UniFirst Corp.	100	10,994
United Rentals, Inc. †	89	8,450
United Stationers, Inc.	120	4,928
US Ecology, Inc.	349	12,955
USG Corp. †	223	7,297
Wabash National Corp. †	826	11,366
WageWorks, Inc. †	1,051	58,972
Werner Enterprises, Inc.	267	6,811
Wesco Aircraft Holdings, Inc. †	1,339	29,471
XPO Logistics, Inc. †	1,026	30,175
YRC Worldwide, Inc. †	600	13,500

		1,909,256

Information Technology - 19.8%
3D Systems Corp. †	133	7,867
ACI Worldwide, Inc. †	147	8,701
Actuate Corp. †	330	1,987
Acxiom Corp. †	1,053	36,218
Advanced Energy Industries, Inc. †	716	17,542
Advent Software, Inc.	602	17,675
Alliance Fiber Optic Products, Inc.	1,541	22,298
Ambarella, Inc. †	1,122	29,969
ARRIS Group, Inc. †	436	12,286
Aspen Technology, Inc. †	281	11,903
Autobytel, Inc. †	1,376	17,104
Axcelis Technologies, Inc. †	7,009	15,069
Bankrate, Inc. †	1,001	16,957
Blucora, Inc. †	397	7,817
Brightcove, Inc. †	600	5,898
Brooks Automation, Inc.	216	2,361
CalAmp Corp. †	1,096	30,546
Callidus Software, Inc. †	2,014	25,215
Carbonite, Inc. †	500	5,095
Cardtronics, Inc. †	738	28,671
Cass Information Systems, Inc.	159	8,198
Checkpoint Systems, Inc. †	800	10,736
Ciena Corp. †	1,465	33,314
Cirrus Logic, Inc. †	157	3,120
Clearfield, Inc. †	1,161	26,808
Cognex Corp. †	218	7,381
Coherent, Inc. †	68	4,444
CommVault Systems, Inc. †	72	4,676
comScore, Inc. †	500	16,395
Comtech Telecommunications Corp.	107	3,409
Constant Contact, Inc. †	446	10,909
Conversant, Inc. †	344	9,684
Cornerstone OnDemand, Inc. †	216	10,340
CoStar Group, Inc. †	108	20,168
Cray, Inc. †	1,006	37,544
CTS Corp.	722	15,075

The accompanying notes are an integral part of these financial statements.	(Continued)

58	AQR Funds	Semi-Annual Report	March 2014

Schedule of Investments	March 31, 2014 (Unaudited)

AQR TAX-MANAGED SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 2)
Information Technology - 19.8% (continued)
Datalink Corp. †	600	$8,358
Datawatch Corp. †	810	21,967
Dealertrack Technologies, Inc. †	771	37,925
Demandware, Inc. †	826	52,914
Diodes, Inc. †	696	18,180
Dot Hill Systems Corp. †	3,200	12,384
E2open, Inc. †	400	9,428
eGain Corp. †	1,377	9,722
Electronics For Imaging, Inc. †	583	25,250
Ellie Mae, Inc. †	597	17,217
Entegris, Inc. †	550	6,661
Envestnet, Inc. †	992	39,859
EPAM Systems, Inc. †	1,134	37,309
ePlus, Inc. †	90	5,018
Euronet Worldwide, Inc. †	1,140	47,413
Exar Corp. †	1,200	14,340
ExlService Holdings, Inc. †	162	5,007
Extreme Networks, Inc. †	4,089	23,716
Fabrinet (Cayman Islands) †	400	8,308
Fair Isaac Corp.	165	9,128
FARO Technologies, Inc. †	279	14,787
FEI Co.	87	8,963
Finisar Corp. †	1,724	45,703
Global Cash Access Holdings, Inc. †	470	3,224
Global Eagle Entertainment, Inc. †	1,600	25,248
Glu Mobile, Inc. †	5,554	26,326
GT Advanced Technologies, Inc. †	3,376	57,561
Heartland Payment Systems, Inc.	574	23,792
iGATE Corp. †	695	21,920
Immersion Corp. †	870	9,179
Imperva, Inc. †	193	10,750
Infinera Corp. †	1,581	14,355
Infoblox, Inc. †	714	14,323
Information Services Group, Inc. †	2,600	12,766
Insight Enterprises, Inc. †	194	4,871
Integrated Device Technology, Inc. †	1,700	20,791
Integrated Silicon Solution, Inc. †	174	2,706
Interactive Intelligence Group, Inc. †	216	15,660
Intralinks Holdings, Inc. †	1,561	15,969
InvenSense, Inc. †	954	22,581
Ixia †	225	2,813
j2 Global, Inc.	549	27,477
Kulicke & Soffa Industries, Inc. (Singapore) †	235	2,963
Lexmark International, Inc., Class A	200	9,258
Lionbridge Technologies, Inc. †	1,400	9,394
Liquidity Services, Inc. †	81	2,110
LiveDeal, Inc. †	1,500	10,260
LivePerson, Inc. †	246	2,969
LogMeIn, Inc. †	700	31,423
Manhattan Associates, Inc. †	652	22,840
Marchex, Inc., Class B	1,747	18,361
Mattson Technology, Inc. †	5,468	12,686
MAXIMUS, Inc.	274	12,292
Maxwell Technologies, Inc. †	900	11,628
Measurement Specialties, Inc. †	278	18,862
Mentor Graphics Corp.	559	12,309
Methode Electronics, Inc.	1,112	34,094
MicroStrategy, Inc., Class A †	10	1,154

	SHARES	VALUE (Note 2)
Information Technology - 19.8% (continued)
Mitek Systems, Inc. †	3,003	$11,622
MKS Instruments, Inc.	143	4,274
Monolithic Power Systems, Inc. †	543	21,052
Monotype Imaging Holdings, Inc.	488	14,708
Move, Inc. (2)†	700	8,092
MTS Systems Corp.	53	3,630
Nanometrics, Inc. †	125	2,246
Netscout Systems, Inc. †	276	10,372
NIC, Inc.	574	11,084
OpenTable, Inc. †	200	15,386
OSI Systems, Inc. †	155	9,278
Parkervision, Inc. †	2,090	10,032
PDF Solutions, Inc. †	400	7,268
Pegasystems, Inc.	431	15,223
Perficient, Inc. †	546	9,894
Photronics, Inc. †	1,352	11,533
Pixelworks, Inc. †	1,500	8,310
Plexus Corp. †	200	8,014
Power Integrations, Inc.	424	27,891
Proofpoint, Inc. †	1,406	52,134
Qualys, Inc. †	1,103	28,049
QuickLogic Corp. †	3,000	15,630
Rambus, Inc. †	1,805	19,404
RF Industries Ltd.	1,006	6,559
Rogers Corp. †	60	3,745
Rubicon Technology, Inc. †	900	10,161
Sanmina Corp. †	991	17,293
Sapient Corp. †	796	13,580
ScanSource, Inc. †	78	3,180
SciQuest, Inc. †	682	18,424
Semtech Corp. †	117	2,965
ServiceSource International, Inc. †	892	7,528
ShoreTel, Inc. †	1,600	13,760
Shutterstock, Inc. †	741	53,804
Silicon Graphics International Corp. †	1,344	16,504
Sonus Networks, Inc. †	4,001	13,483
SPS Commerce, Inc. †	677	41,602
SS&C Technologies Holdings, Inc. †	177	7,084
Stamps.com, Inc. †	380	12,753
Stratasys Ltd. †	59	6,259
SunEdison, Inc. †	809	15,242
SunPower Corp. †	486	15,678
Super Micro Computer, Inc. †	770	13,375
Synaptics, Inc. †	743	44,595
Synchronoss Technologies, Inc. †	477	16,356
SYNNEX Corp. †	700	42,427
Take-Two Interactive Software, Inc. †	633	13,882
Tangoe, Inc. †	500	9,295
TiVo, Inc. †	368	4,869
Trulia, Inc. †	268	8,898
Tyler Technologies, Inc. †	137	11,464
Ultimate Software Group, Inc./The †	83	11,371
Ultra Clean Holdings, Inc. †	1,500	19,725
Ultratech, Inc. †	112	3,269
Uni-Pixel, Inc. †	229	1,754
Unisys Corp. †	500	15,230
United Online, Inc.	856	9,895
VirnetX Holding Corp. †	80	1,134

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2014	59

Schedule of Investments	March 31, 2014 (Unaudited)

AQR TAX-MANAGED SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 2)
Information Technology - 19.8% (continued)
Virtusa Corp. †	479	$16,051
Vishay Intertechnology, Inc.	607	9,032
Web.com Group, Inc. †	741	25,216
WebMD Health Corp. †	774	32,044
Westell Technologies, Inc., Class A †	2,169	8,004
Yelp, Inc. †	71	5,462
Zhone Technologies, Inc. †	3,600	15,192
Zillow, Inc., Class A †	133	11,717

		2,522,839

Materials - 3.3%
Advanced Emissions Solutions, Inc. †	950	23,313
AEP Industries, Inc. †	90	3,339
AK Steel Holding Corp. †	3,500	25,270
American Vanguard Corp.	323	6,993
Balchem Corp.	182	9,486
Calgon Carbon Corp. †	582	12,705
Century Aluminum Co. †	800	10,568
Deltic Timber Corp.	41	2,674
Eagle Materials, Inc.	154	13,654
Ferro Corp. †	2,400	32,784
Flotek Industries, Inc. †	1,574	43,836
FutureFuel Corp.	387	7,856
Graphic Packaging Holding Co. †	551	5,598
H.B. Fuller Co.	215	10,380
Haynes International, Inc.	62	3,348
Headwaters, Inc. †	1,216	16,063
Horsehead Holding Corp. †	500	8,410
Innophos Holdings, Inc.	147	8,335
Innospec, Inc.	119	5,382
KapStone Paper and Packaging Corp. †	726	20,938
Louisiana-Pacific Corp. †	209	3,526
LSB Industries, Inc. †	79	2,956
Olin Corp.	256	7,068
OM Group, Inc.	200	6,644
PH Glatfelter Co.	228	6,206
PolyOne Corp.	556	20,383
RTI International Metals, Inc. †	181	5,028
Senomyx, Inc. †	1,300	13,871
Tredegar Corp.	403	9,273
US Concrete, Inc. †	1,011	23,759
US Silica Holdings, Inc.	1,144	43,667
Worthington Industries, Inc.	286	10,940

		424,253

Telecommunication Services - 0.9%
8x8, Inc. †	1,152	12,453
Atlantic Tele-Network, Inc.	181	11,932
Cincinnati Bell, Inc. (2)†	883	3,055
Cogent Communications Group, Inc.	519	18,440
Consolidated Communications Holdings, Inc.	147	2,942
IDT Corp., Class B	555	9,246
Inteliquent, Inc.	1,436	20,865
Lumos Networks Corp.	1,293	17,287
Premiere Global Services, Inc. †	278	3,353
Vonage Holdings Corp. †	2,700	11,529

		111,102

	SHARES	VALUE (Note 2)
Utilities - 0.3%
ALLETE, Inc.	35	$1,835
Black Hills Corp.	78	4,497
Chesapeake Utilities Corp.	72	4,547
El Paso Electric Co.	44	1,572
MGE Energy, Inc.	117	4,590
Otter Tail Corp.	366	11,269
South Jersey Industries, Inc.	37	2,075
Unitil Corp.	94	3,087

		33,472

TOTAL COMMON STOCKS (cost $10,488,792)		12,500,636

EXCHANGE-TRADED FUNDS - 1.2%
iShares Russell 2000 Index Fund (cost $151,616)	1,389	161,596

MONEY MARKET FUNDS - 0.4%
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (2)(a) (cost $45,476)	45,476	45,476

TOTAL INVESTMENTS - 99.9% (cost $10,685,884)		12,707,708

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		11,645

NET ASSETS - 100.0%		$12,719,353

All securities are United States companies, unless noted otherwise in parentheses.

†	Non income-producing security.
(a)	Represents annualized seven-day yield as of March 31, 2014.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

REIT - Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

60	AQR Funds	Semi-Annual Report	March 2014

Schedule of Investments	March 31, 2014 (Unaudited)

AQR TAX-MANAGED INTERNATIONAL MOMENTUM FUND

COMMON STOCKS - 96.8%	SHARES	VALUE (Note 2)
Australia - 4.4%
ALS Ltd.	295	$2,014
Amcor Ltd.	28,362	274,033
Australia & New Zealand Banking Group Ltd.	1,377	42,361
Brambles Ltd.	11,872	102,147
Coca-Cola Amatil Ltd.	386	3,956
Commonwealth Bank of Australia	815	58,671
Crown Resorts Ltd.	11,649	180,165
CSL Ltd.	8,556	552,646
Federation Centres Ltd. REIT	6,256	13,713
GPT Group REIT	1,253	4,259
Insurance Australia Group Ltd.	28,183	145,764
National Australia Bank Ltd.	11,223	370,024
Orica Ltd.	113	2,299
Orora Ltd.	28,362	36,156
Ramsay Health Care Ltd.	11,496	513,689
Recall Holdings Ltd. †	2,374	10,236
Santos Ltd.	278	3,485
Suncorp Group Ltd.	11,005	131,701
Telstra Corp. Ltd.	16,142	76,117
Wesfarmers Ltd.	1,157	44,331
Westpac Banking Corp.	3,086	99,223
Woolworths Ltd.	1,566	51,932

		2,718,922

Austria - 0.1%
Andritz AG	416	25,722
Erste Group Bank AG	785	26,854
Raiffeisen Bank International AG	448	14,950

		67,526

Belgium - 1.0%
Ageas	900	40,131
Anheuser-Busch InBev NV	318	33,490
Belgacom SA	94	2,945
Delhaize Group SA	1,994	145,826
KBC Groep NV	6,428	395,875
UCB SA	98	7,862

		626,129

Canada - 12.3%
Alimentation Couche Tard, Inc., Class B (1)	4,241	343,001
AltaGas Ltd. (1)	100	4,098
Bank of Montreal (1)	100	6,690
BCE, Inc. (1)	136	5,858
Boardwalk Real Estate Investment Trust REIT (1)	100	5,485
Brookfield Asset Management, Inc., Class A (1)	509	20,733
Calloway Real Estate Investment Trust REIT (1)	100	2,330
Canadian Pacific Railway Ltd. (1)	4,366	654,209
Canadian Tire Corp. Ltd., Class A (1)	2,137	201,483
CGI Group, Inc., Class A (1) †	7,810	241,117
CI Financial Corp. (1)	20,147	635,483
Constellation Software, Inc. (1)	1,783	432,242
Dollarama, Inc. (1)	2,822	214,988
Empire Co., Ltd., Class A (1)	100	6,121

	SHARES	VALUE (Note 2)
Canada - 12.3% (continued)
Enerplus Corp. (1)	5,420	$108,351
Ensign Energy Services, Inc. (1)	100	1,478
Fortis, Inc. (1)	100	2,851
Genworth MI Canada, Inc. (1)	1,147	39,136
Gildan Activewear, Inc. (1)	7,387	372,257
IGM Financial, Inc. (1)	100	4,716
Industrial Alliance Insurance & Financial Services, Inc. (1)	4,487	184,513
Intact Financial Corp. (1)	100	6,223
Jean Coutu Group PJC, Inc./The, Class A (1)	2,000	39,530
Loblaw Cos., Ltd. (1)	12,778	542,097
MacDonald Dettwiler & Associates Ltd. (1)	463	36,571
Magna International, Inc. (1)	9,139	878,601
Manulife Financial Corp. (1)	18,852	363,568
Metro, Inc. (1)	100	5,871
National Bank of Canada (1)	200	8,015
Onex Corp. (1)	100	5,552
Open Text Corp. (1)	5,160	246,541
Paramount Resources Ltd., Class A (1) †	100	4,314
Pembina Pipeline Corp. (1)	4,500	170,882
Peyto Exploration & Development Corp. (1)	1,500	51,180
RioCan Real Estate Investment Trust REIT (1)	242	5,829
Rogers Communications, Inc., Class B (1)	3,763	155,932
Royal Bank of Canada (1)	79	5,209
Shaw Communications, Inc., Class B (1)	100	2,388
Sun Life Financial, Inc. (1)	16,330	565,457
Tim Hortons, Inc. (1)	100	5,531
Tourmaline Oil Corp. (1) †	5,818	275,033
TransAlta Corp. (1)	100	1,162
Trilogy Energy Corp. (1)	100	2,452
Valeant Pharmaceuticals International Inc. (1) †	5,994	788,573
Vermilion Energy, Inc. (1)	100	6,246

		7,659,897

China - 0.1%
FIH Mobile Ltd. †	62,000	34,260

Denmark - 3.0%
AP Moeller-Maersk A/S, Class B	25	299,219
Coloplast A/S, Class B	8,614	696,452
Danske Bank A/S	6,449	179,442
Novo Nordisk A/S, Class B	1,030	46,898
Novozymes A/S, B Shares	153	6,726
Pandora A/S	2,756	181,891
Tryg A/S	2,393	236,709
Vestas Wind Systems A/S †	5,815	233,147
William Demant Holding A/S †	39	3,333

		1,883,817

Finland - 1.5%
Kone OYJ, Class B	610	25,613
Metso OYJ	434	14,211
Nokia OYJ †	56,268	413,987
Sampo, A Shares	8,956	464,903
Valmet Corp.	434	4,655

		923,369

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2014	61

Schedule of Investments	March 31, 2014 (Unaudited)

AQR TAX-MANAGED INTERNATIONAL MOMENTUM FUND

	SHARES	VALUE (Note 2)
France - 3.0%
Air Liquide SA	161	$21,803
Airbus Group NV	4,372	313,127
Alcatel-Lucent †	16,043	63,181
AXA SA	1,176	30,551
BNP Paribas SA	957	73,784
Danone SA	363	25,645
Dassault Systemes	53	6,202
Edenred	323	10,132
Electricite de France	6,733	266,227
Essilor International SA	243	24,523
Eutelsat Communications SA	106	3,597
Hermes International	35	11,641
Iliad SA	2,127	613,777
L’Oreal SA	257	42,400
LVMH Moet Hennessy Louis Vuitton SA	196	35,518
Pernod Ricard SA	92	10,706
Sanofi	811	84,749
Societe Generale SA	493	30,347
Sodexo	65	6,813
Technip SA	46	4,742
Unibail-Rodamco SE REIT	698	181,151

		1,860,616

Germany - 11.5%
Adidas AG	160	17,301
BASF SE	106	11,795
Bayer AG	11,822	1,600,980
Beiersdorf AG	64	6,242
Commerzbank AG †	11,797	216,995
Continental AG	2,022	484,911
Daimler AG	18,810	1,779,406
Deutsche Bank AG	67	3,003
Deutsche Lufthansa AG †	5,142	134,821
Deutsche Post AG	38,113	1,416,945
Deutsche Telekom AG	62,055	1,006,878
Fresenius Medical Care AG & Co. KGaA	109	7,626
Fresenius SE & Co. KGaA	61	9,575
Hannover Rueck SE	53	4,741
Merck KGaA	699	117,716
Metro AG	3,474	141,709
Muenchener Rueckversicherungs AG	264	57,688
ProSiebenSat.1 Media AG	1,943	89,124
RWE AG	83	3,368
SAP AG	171	13,871

		7,124,695

Hong Kong - 2.7%
AIA Group Ltd.	3,800	18,073
BOC Hong Kong Holdings Ltd.	10,500	29,982
Cheung Kong Infrastructure Holdings Ltd.	1,000	6,395
CLP Holdings Ltd.	1,000	7,547
First Pacific Co., Ltd.	12,000	11,961
Galaxy Entertainment Group Ltd. †	46,000	401,495
Giordano International Ltd.	2,000	1,291
Hang Seng Bank Ltd.	1,200	19,144
Henderson Land Development Co., Ltd.	3,300	19,311
Hong Kong & China Gas Co., Ltd.	2,420	5,287
Link REIT/The REIT	3,500	17,259
Luk Fook Holdings International Ltd.	1,000	3,161

	SHARES	VALUE (Note 2)
Hong Kong - 2.7% (continued)
Melco International Development Ltd.	38,000	$127,762
MGM China Holdings Ltd.	57,600	203,503
New World Development Co., Ltd.	9,000	9,079
Power Assets Holdings Ltd.	1,000	8,680
Samsonite International SA	29,100	90,158
Sands China Ltd.	66,800	500,996
SmarTone Telecommunications Holdings Ltd.	1,500	1,673
Wharf Holdings Ltd.	18,000	115,446
Wheelock & Co., Ltd.	3,000	11,758
Wynn Macau Ltd.	24,400	101,557

		1,711,518

Israel - 0.6%
Bezeq The Israeli Telecommunication Corp. Ltd.	54,255	96,715
Frutarom Industries Ltd.	1,197	28,766
Israel Discount Bank Ltd., Class A †	22,619	41,517
Osem Investments Ltd.	3,378	79,382
Shikun & Binui Ltd.	27,611	67,970
Strauss Group Ltd.	3,882	70,222

		384,572

Italy - 2.1%
Davide Campari-Milano SpA	430	3,523
Intesa Sanpaolo SpA	169,665	575,707
Luxottica Group SpA	512	29,584
Saipem SpA	71	1,734
Tenaris SA	152	3,359
UniCredit SpA	75,260	687,954

		1,301,861

Japan - 31.6%
Acom Co., Ltd. †	91,000	290,759
Aiful Corp. †	97,500	297,767
Alps Electric Co., Ltd.	8,700	103,556
Bank of Yokohama Ltd./The	12,000	59,858
Bridgestone Corp.	2,800	99,234
COLOPL, Inc. †	5,400	142,665
Credit Saison Co., Ltd.	2,900	57,673
CyberAgent, Inc.	1,100	42,108
Dai-ichi Life Insurance Co., Ltd./The	17,600	256,028
Daikin Industries Ltd.	4,500	252,358
Daiwa Securities Group, Inc.	39,000	338,842
Denso Corp.	4,200	201,417
Fast Retailing Co., Ltd.	500	180,845
Fuji Heavy Industries Ltd.	9,100	246,427
FUJIFILM Holdings Corp.	5,600	150,315
GungHo Online Entertainment, Inc.	22,100	120,135
Haseko Corp.	16,900	105,685
Hino Motors Ltd.	11,000	162,912
Hiroshima Bank Ltd./The	6,000	25,051
Hitachi Ltd.	62,000	458,928
Hitachi Transport System Ltd.	200	3,253
Hokuhoku Financial Group, Inc.	64,000	122,713
Honda Motor Co., Ltd.	9,800	344,829
House Foods Corp.	100	1,660
Hoya Corp.	4,900	153,277

The accompanying notes are an integral part of these financial statements.	(Continued)

62	AQR Funds	Semi-Annual Report	March 2014

Schedule of Investments	March 31, 2014 (Unaudited)

AQR TAX-MANAGED INTERNATIONAL MOMENTUM FUND

	SHARES	VALUE (Note 2)
Japan - 31.6% (continued)
Hulic Co., Ltd.	18,700	$256,693
Ichigo Group Holdings Co., Ltd.	34,000	119,710
Isuzu Motors Ltd.	28,000	160,769
Jafco Co., Ltd.	3,600	161,290
Japan Exchange Group, Inc.	11,700	285,992
JGC Corp.	4,000	138,958
JTEKT Corp.	11,400	169,232
Kansai Electric Power Co., Inc./The †	16,200	166,057
Kawasaki Heavy Industries Ltd.	38,000	140,000
KDDI Corp.	9,700	563,231
Keyence Corp.	600	247,180
Komeri Co., Ltd.	100	2,728
Kubota Corp.	13,000	172,777
LIXIL Group Corp.	5,600	154,530
Matsui Securities Co., Ltd.	41,200	418,336
Mazda Motor Corp.	67,000	297,655
Minebea Co., Ltd.	8,000	71,234
Mitsubishi Electric Corp.	31,000	348,961
Mitsubishi Estate Co., Ltd.	17,000	403,676
Mitsubishi Motors Corp.	11,400	119,060
Mitsubishi UFJ Financial Group, Inc.	76,500	421,269
Mitsui Fudosan Co., Ltd.	10,000	305,082
Murata Manufacturing Co., Ltd.	2,000	189,042
NGK Insulators Ltd.	7,000	146,032
Nidec Corp.	2,600	159,426
Nintendo Co., Ltd.	1,500	179,310
Nippon Telegraph & Telephone Corp.	5,500	298,879
Nitto Denko Corp.	3,000	143,862
Nomura Holdings, Inc.	17,300	110,977
NSK Ltd.	5,000	51,287
NTN Corp.	37,000	125,209
Okasan Securities Group, Inc.	31,000	261,178
Olympus Corp. †	5,500	175,619
Omron Corp.	3,900	161,369
Ono Pharmaceutical Co., Ltd.	2,200	191,250
Orient Corp. †	42,300	85,111
ORIX Corp.	33,400	470,739
Panasonic Corp.	44,000	500,416
Rakuten, Inc.	9,000	120,219
Renesas Electronics Corp. †	17,900	136,652
Seiko Epson Corp.	11,100	346,839
Seino Holdings Co., Ltd.	6,000	57,245
Seven & I Holdings Co., Ltd.	4,100	156,228
Sharp Corp. †	37,000	112,680
Shikoku Electric Power Co., Inc. †	2,700	36,609
Shinsei Bank Ltd.	116,000	227,735
SMC Corp.	700	184,613
SoftBank Corp.	15,600	1,178,865
Square Enix Holdings Co., Ltd.	8,900	183,181
Start Today Co., Ltd.	1,500	38,373
Sumitomo Mitsui Financial Group, Inc.	11,900	510,081
Sumitomo Mitsui Trust Holdings, Inc.	8,000	36,196
Sumitomo Realty & Development Co., Ltd.	3,000	117,416
Suruga Bank Ltd.	11,000	193,771
Tohoku Electric Power Co., Inc.	13,100	134,719
Tokai Tokyo Financial Holdings, Inc.	28,700	240,697
Tokyo Electric Power Co., Inc. †	91,100	366,532
Tokyo Tatemono Co., Ltd.	28,000	239,914

	SHARES	VALUE (Note 2)
Japan - 31.6% (continued)
Toyo Seikan Group Holdings Ltd.	3,000	$48,686
Toyota Motor Corp.	37,200	2,097,851
Yahoo Japan Corp.	45,600	223,392
Yamada Denki Co., Ltd.	400	1,333
Yaskawa Electric Corp.	3,000	41,447

		19,623,695

Netherlands - 2.1%
Aegon NV	39,458	363,452
Akzo Nobel NV	301	24,550
ASML Holding NV	3,908	363,770
CNH Industrial NV †	878	10,105
Heineken NV	422	29,366
Koninklijke Ahold NV	607	12,199
Koninklijke Philips NV	1,024	36,023
Reed Elsevier NV	22,655	490,176

		1,329,641

Norway - 0.0% (a)
Golar LNG Ltd.	70	3,073
Seadrill Ltd.	77	2,711
Telenor ASA	565	12,505

		18,289

Portugal - 0.0% (a)
Galp Energia SGPS SA	140	2,417
Jeronimo Martins SGPS SA	313	5,252

		7,669

Singapore - 0.6%
Blumont Group Ltd. †	23,000	1,100
CapitaLand Ltd.	9,000	20,729
CapitaMalls Asia Ltd.	8,000	11,405
DBS Group Holdings Ltd.	2,000	25,768
Jardine Matheson Holdings Ltd.	400	25,266
Jardine Strategic Holdings Ltd.	500	17,952
Keppel Corp. Ltd.	3,000	26,027
Keppel REIT	840	763
Mapletree Commercial Trust REIT	20,000	19,442
Singapore Telecommunications Ltd.	10,000	29,067
Super Group Ltd.	51,000	141,338
Thai Beverage PCL	59,000	28,442

		347,299

Spain - 8.0%
Abertis Infraestructuras SA	21,456	490,379
Amadeus IT Holding SA, A Shares	24,720	1,027,243
Banco Bilbao Vizcaya Argentaria SA	59,725	718,146
Banco de Sabadell SA	30,592	94,578
Banco Popular Espanol SA	21,403	161,839
Banco Santander SA	87,754	837,714
CaixaBank SA	28,041	180,501
Ferrovial SA	30,158	653,758
Gas Natural SDG SA	19,415	546,211
Inditex SA	505	75,765
Mapfre SA	38,752	163,514

		4,949,648

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2014	63

Schedule of Investments	March 31, 2014 (Unaudited)

AQR TAX-MANAGED INTERNATIONAL MOMENTUM FUND

	SHARES	VALUE (Note 2)
Sweden - 1.0%
Getinge AB, B Shares	138	$3,896
Hennes & Mauritz AB, B Shares	383	16,335
ICA Gruppen AB †	1,035	37,575
Investor AB, B Shares	780	28,253
Skandinaviska Enskilda Banken AB, Class A	36,919	507,167
Svenska Handelsbanken AB, A Shares	392	19,699
Swedish Match AB	114	3,732
Tele2 AB, B Shares	227	2,818

		619,475

Switzerland - 6.5%
Actelion Ltd. †	3,829	362,868
Adecco SA †	4,264	354,877
Cie Financiere Richemont SA	3,958	378,140
Credit Suisse Group AG †	1,941	62,826
EMS-Chemie Holding AG	718	271,342
Givaudan SA †	671	1,037,871
Lindt & Spruengli AG	1	4,959
Novartis AG	584	49,586
Partners Group Holding AG	1,813	509,249
Schindler Holding AG	32	4,717
SGS SA	12	29,595
Swatch Group AG/The	474	297,356
Swiss Re AG †	841	78,057
Syngenta AG	94	35,685
UBS AG †	26,579	550,009
Wolseley PLC	75	4,273

		4,031,410

United Kingdom - 4.7%
Aggreko PLC	133	3,332
ARM Holdings PLC	1,727	29,166
ASOS PLC †	898	77,623
Associated British Foods PLC	11,411	529,496
Barclays PLC	13,606	52,948
BG Group PLC	687	12,826
Booker Group PLC	21,103	58,130
BP PLC	740	5,946
British American Tobacco PLC	941	52,494
British Sky Broadcasting Group PLC	451	6,861
BT Group PLC	78,218	497,446
Bunzl PLC	221	5,892
Burberry Group PLC	203	4,720
Capita PLC	4,384	80,161
Compass Group PLC	1,417	21,636
Croda International PLC	111	4,720
Diageo PLC	1,887	58,609
Experian PLC	1,092	19,706
Fresnillo PLC	272	3,834
G4S PLC	681	2,748
GlaxoSmithKline PLC	126	3,360
Gulf Keystone Petroleum Ltd. †	2,240	3,224
Hargreaves Lansdown PLC	2,172	52,837
HSBC Holdings PLC	10,509	106,408
Imperial Tobacco Group PLC	538	21,755
Intertek Group PLC	94	4,826
Kingfisher PLC	13,199	92,799
Meggitt PLC	501	4,018

	SHARES	VALUE (Note 2)
United Kingdom - 4.7% (continued)
National Grid PLC	2,270	$31,193
Next PLC	1,489	163,866
Pearson PLC	343	6,089
Randgold Resources Ltd.	40	3,003
Reckitt Benckiser Group PLC	500	40,803
Rexam PLC	474	3,852
Royal Bank of Scotland Group PLC †	6,019	31,228
SABMiller PLC	977	48,852
Sage Group PLC/The	662	4,617
Severn Trent PLC	173	5,264
Shire PLC	2,295	113,615
Sports Direct International PLC †	6,364	90,424
SSE PLC	372	9,112
Standard Life PLC	4,679	29,479
Tate & Lyle PLC	322	3,586
Tesco PLC	1,089	5,371
TUI Travel PLC	6,896	50,392
Tullow Oil PLC	321	4,012
United Utilities Group PLC	372	4,893
Weir Group PLC/The	778	32,906
Whitbread PLC	1,309	90,860
WM Morrison Supermarkets PLC	1,127	4,007
WPP PLC	16,425	339,375

		2,934,320

TOTAL COMMON STOCKS (cost $57,618,639)		60,158,628

EXCHANGE-TRADED FUNDS - 2.2%
iShares MSCI EAFE ETF (1) (cost $1,329,075)	20,052	1,346,893

RIGHTS - 0.0% (a)

Hong Kong - 0.0% (a)
New World Development Co., Ltd. (3)†(b)	3,000	628

Spain - 0.0% (a)
Banco Bilbao Vizcaya Argentaria SA †	59,725	13,988

TOTAL RIGHTS (cost $—)		14,616

MONEY MARKET FUNDS - 0.2%
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (c) (cost $155,244)	155,244	155,244

TOTAL INVESTMENTS - 99.2% (cost $59,102,958)		61,675,381

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%		482,129

NET ASSETS - 100.0%		$62,157,510

The accompanying notes are an integral part of these financial statements.	(Continued)

64	AQR Funds	Semi-Annual Report	March 2014

Schedule of Investments	March 31, 2014 (Unaudited)

AQR TAX-MANAGED INTERNATIONAL MOMENTUM FUND

†	Non income-producing security.
(a)	Represents less than 0.05 percent of net assets.
(b)	Security fair valued at as of March 31, 2014 using procedures approved by the Board of Trustees. The total value of positions fair valued was $628 or 0.0% of total net assets.
(c)	Represents annualized seven-day yield as of March 31, 2014.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).
(3)	Level 3 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

REIT - Real Estate Investment Trust

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$12,799,168	20.6%
Consumer Staples	2,839,838	4.6
Energy	671,562	1.1
Financials	17,194,152	27.7
Health Care	5,361,542	8.6
Industrials	7,485,092	12.0
Information Technology	5,724,820	9.2
Materials	1,952,255	3.1
Mutual Fund	1,346,893	2.2
Telecommunication Services	4,542,707	7.3
Utilities	1,602,108	2.6
Money Market Funds	155,244	0.2

Total Investments	61,675,381	99.2
Other Assets in Excess of Liabilities	482,129	0.8

Net Assets	$62,157,510	100.0%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2014	65

Schedule of Investments	March 31, 2014 (Unaudited)

AQR CORE EQUITY FUND

COMMON STOCKS - 97.8%	SHARES	VALUE (Note 2)
Consumer Discretionary - 15.2%
Abercrombie & Fitch Co., Class A	1,126	$43,351
Advance Auto Parts, Inc.	1,143	144,590
AMC Networks, Inc., Class A †	262	19,150
Apollo Education Group, Inc. †	4,410	150,998
Ascena Retail Group, Inc. †	4,800	82,944
Autoliv, Inc. (Sweden)	538	53,988
AutoZone, Inc. †	347	186,374
Bally Technologies, Inc. †	757	50,166
Bed Bath & Beyond, Inc. †	2,402	165,258
Best Buy Co., Inc.	4,893	129,224
Bloomin’ Brands, Inc. †	2,226	53,647
BorgWarner, Inc.	2,000	122,940
Brunswick Corp.	1,501	67,980
Buckle, Inc./The	827	37,877
Caesars Entertainment Corp. †	6,428	122,196
Chico’s FAS, Inc.	1,086	17,409
Choice Hotels International, Inc.	183	8,418
Cinemark Holdings, Inc.	404	11,720
Cracker Barrel Old Country Store, Inc.	375	36,465
Dana Holding Corp.	2,602	60,549
Deckers Outdoor Corp. †	1,626	129,641
Dillard’s, Inc., Class A	481	44,444
DIRECTV †	4,663	356,346
DISH Network Corp., Class A †	1,488	92,569
Dollar General Corp. †	2,100	116,508
Dollar Tree, Inc. †	2,085	108,795
Domino’s Pizza, Inc.	549	42,257
Expedia, Inc.	363	26,318
Foot Locker, Inc.	1,785	83,859
Fossil Group, Inc. †	474	55,273
GameStop Corp., Class A	2,990	122,889
Gannett Co., Inc.	5,468	150,917
Gap, Inc./The	4,665	186,880
General Motors Co.	11,102	382,131
Gentex Corp.	4,620	145,669
Genuine Parts Co.	692	60,100
GNC Holdings, Inc., Class A	994	43,756
Goodyear Tire & Rubber Co./The	6,095	159,262
Graham Holdings Co., Class B	171	120,341
Groupon, Inc. †	8,400	65,856
Guess?, Inc.	1,083	29,891
H&R Block, Inc.	3,621	109,318
Hanesbrands, Inc.	2,479	189,594
Harman International Industries, Inc.	500	53,200
Hasbro, Inc.	1,217	67,690
HSN, Inc.	156	9,318
International Game Technology	5,503	77,372
Jarden Corp. †	1,506	90,104
John Wiley & Sons, Inc.	3,000	172,920
Johnson Controls, Inc.	6,022	284,961
Kate Spade & Co. †	2,348	87,087
Kohl’s Corp.	2,484	141,091
L Brands, Inc.	2,307	130,968
Lear Corp.	1,654	138,473
Leggett & Platt, Inc.	536	17,495
Lennar Corp., Class A	419	16,601
Live Nation Entertainment, Inc. †	2,882	62,684

	SHARES	VALUE (Note 2)
Consumer Discretionary - 15.2% (continued)
Lowe’s Cos., Inc.	4,880	$238,632
Macy’s, Inc.	4,766	282,576
Mattel, Inc.	1,248	50,057
Mohawk Industries, Inc. †	298	40,522
Netflix, Inc. †	233	82,023
Newell Rubbermaid, Inc.	1,454	43,475
O’Reilly Automotive, Inc. †	200	29,678
Penske Automotive Group, Inc.	1,484	63,456
PetSmart, Inc.	73	5,029
Pier 1 Imports, Inc.	1,290	24,355
Polaris Industries, Inc.	409	57,141
priceline.com, Inc. †	100	119,189
PulteGroup, Inc.	1,523	29,226
PVH Corp.	147	18,341
Regal Entertainment Group, Class A	1,753	32,746
Royal Caribbean Cruises Ltd.	1,200	65,472
Scripps Networks Interactive, Inc., Class A	751	57,008
Signet Jewelers Ltd.	560	59,282
Sinclair Broadcast Group, Inc., Class A	1,283	34,756
Staples, Inc.	3,722	42,207
Tenneco, Inc. †	1,077	62,541
Thor Industries, Inc.	1,034	63,136
Time Warner, Inc.	1,951	127,459
TJX Cos., Inc./The	5,525	335,091
TripAdvisor, Inc. †	725	65,678
TRW Automotive Holdings Corp. †	2,125	173,443
Tupperware Brands Corp.	495	41,461
Urban Outfitters, Inc. †	429	15,646
VF Corp.	4,862	300,861
Viacom, Inc., Class B	4,085	347,184
Visteon Corp. †	607	53,683
Whirlpool Corp.	955	142,734
Williams-Sonoma, Inc.	1,247	83,100
Wynn Resorts Ltd.	300	66,645

		8,991,655

Consumer Staples - 5.6%
Archer-Daniels-Midland Co.	7,344	318,656
Coca-Cola Enterprises, Inc.	813	38,829
ConAgra Foods, Inc.	438	13,591
Constellation Brands, Inc., Class A †	979	83,186
CVS Caremark Corp.	7,063	528,736
Dean Foods Co.	1,045	16,156
Energizer Holdings, Inc.	608	61,250
Flowers Foods, Inc.	2,172	46,589
Herbalife Ltd.	2,533	145,065
Ingredion, Inc.	267	18,177
Keurig Green Mountain, Inc.	2,487	262,602
Kroger Co./The	6,348	277,090
Lorillard, Inc.	4,491	242,873
Nu Skin Enterprises, Inc., Class A	1,644	136,205
Pilgrim’s Pride Corp. †	5,452	114,056
Rite Aid Corp. †	30,833	193,323
Tyson Foods, Inc., Class A	6,329	278,539
Walgreen Co.	7,848	518,204
WhiteWave Foods Co./The, Class A †	53	1,513

		3,294,640

The accompanying notes are an integral part of these financial statements.	(Continued)

66	AQR Funds	Semi-Annual Report	March 2014

Schedule of Investments	March 31, 2014 (Unaudited)

AQR CORE EQUITY FUND

	SHARES	VALUE (Note 2)
Energy - 4.0%
Bristow Group, Inc.	949	$71,668
Chesapeake Energy Corp.	2,430	62,257
Cimarex Energy Co.	1,262	150,317
Continental Resources, Inc. †	462	57,413
CVR Energy, Inc.	1,226	51,799
Delek US Holdings, Inc.	545	15,827
Energen Corp.	798	64,486
EOG Resources, Inc.	1,114	218,533
Halliburton Co.	753	44,344
Helmerich & Payne, Inc.	1,695	182,314
Hess Corp.	2,090	173,219
HollyFrontier Corp.	1,262	60,046
Marathon Petroleum Corp.	1,218	106,015
Oasis Petroleum, Inc. †	1,061	44,276
Oil States International, Inc. †	1,143	112,700
Patterson-UTI Energy, Inc.	2,082	65,958
Phillips 66	2,266	174,618
RPC, Inc.	4,486	91,604
SM Energy Co.	656	46,766
Superior Energy Services, Inc.	1,912	58,813
Valero Energy Corp.	4,952	262,951
Western Refining, Inc.	2,822	108,929
Whiting Petroleum Corp. †	2,095	145,372
WPX Energy, Inc. †	1,361	24,539

		2,394,764

Financials - 26.5%
Aflac, Inc.	5,384	339,407
Alleghany Corp. †	26	10,592
Allstate Corp./The	5,635	318,828
American Capital Ltd. †	1,510	23,843
American Express Co.	3,800	342,114
American Financial Group, Inc.	697	40,224
American International Group, Inc.	11,378	569,014
American National Insurance Co.	672	75,970
Ameriprise Financial, Inc.	1,776	195,484
AmTrust Financial Services, Inc.	4,979	187,260
Arch Capital Group Ltd. †	955	54,951
Ares Capital Corp.	1,032	18,184
Aspen Insurance Holdings Ltd.	687	27,274
Assurant, Inc.	1,832	119,007
Assured Guaranty Ltd.	3,941	99,786
Axis Capital Holdings Ltd.	1,378	63,181
Bank of America Corp.	64,525	1,109,830
Bank of New York Mellon Corp./The	7,529	265,698
BB&T Corp.	3,066	123,161
Berkshire Hathaway, Inc., Class B †	522	65,234
Capital One Financial Corp.	4,758	367,127
Cincinnati Financial Corp.	372	18,102
CIT Group, Inc.	2,187	107,207
Citigroup, Inc.	16,940	806,344
CNA Financial Corp.	1,237	52,845
CNO Financial Group, Inc.	6,141	111,152
Comerica, Inc.	2,645	137,011
Credit Acceptance Corp. †	134	19,048
Discover Financial Services	4,482	260,808
E*TRADE Financial Corp. †	4,206	96,822
East West Bancorp, Inc.	1,496	54,604

	SHARES	VALUE (Note 2)
Financials - 26.5% (continued)
Everest Re Group Ltd.	788	$120,603
Federated Investors, Inc., Class B	174	5,314
Fidelity National Financial, Inc., Class A	1,408	44,268
Fifth Third Bancorp	11,710	268,744
First American Financial Corp.	793	21,054
First Niagara Financial Group, Inc.	4,660	44,037
Franklin Resources, Inc.	350	18,963
Fulton Financial Corp.	2,815	35,413
Genworth Financial, Inc., Class A †	13,149	233,132
Goldman Sachs Group, Inc./The	2,487	407,495
Hartford Financial Services Group, Inc./The	7,682	270,944
HCC Insurance Holdings, Inc.	1,737	79,016
Huntington Bancshares, Inc.	13,413	133,728
JPMorgan Chase & Co.	22,969	1,394,448
KeyCorp	12,293	175,052
Legg Mason, Inc.	2,568	125,935
Leucadia National Corp.	2,429	68,012
Lincoln National Corp.	5,322	269,666
M&T Bank Corp.	616	74,721
MBIA, Inc. †	2,070	28,959
Medical Properties Trust, Inc. REIT	789	10,091
MetLife, Inc.	10,402	549,226
MGIC Investment Corp. †	9,083	77,387
Morgan Stanley	13,665	425,938
NASDAQ OMX Group, Inc./The	1,512	55,853
Nationstar Mortgage Holdings, Inc. †	1,574	51,092
Ocwen Financial Corp. †	449	17,592
Old Republic International Corp.	4,646	76,194
PartnerRe Ltd.	348	36,018
PNC Financial Services Group, Inc./The	6,011	522,957
Principal Financial Group, Inc.	3,494	160,689
Progressive Corp./The	2,200	53,284
Protective Life Corp.	1,746	91,822
Prudential Financial, Inc.	4,195	355,107
Raymond James Financial, Inc.	224	12,528
Regions Financial Corp.	18,063	200,680
Reinsurance Group of America, Inc.	844	67,208
SLM Corp.	8,050	197,064
State Street Corp.	2,823	196,340
SunTrust Banks, Inc.	4,459	177,424
Susquehanna Bancshares, Inc.	3,020	34,398
Synovus Financial Corp.	11,872	40,246
Torchmark Corp.	2,532	199,268
Travelers Cos., Inc./The	3,055	259,980
Unum Group	4,546	160,519
Wells Fargo & Co.	34,263	1,704,242
White Mountains Insurance Group Ltd.	19	11,398
WR Berkley Corp.	245	10,197
Zions Bancorp.	1,434	44,425

		15,698,783

Health Care - 10.4%
Abbott Laboratories	651	25,070
AbbVie, Inc.	10,203	524,434
Aetna, Inc.	4,159	311,800
Alere, Inc. †	3,536	121,462
Align Technology, Inc. †	1,700	88,043
AmerisourceBergen Corp.	238	15,610

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2014	67

Schedule of Investments	March 31, 2014 (Unaudited)

AQR CORE EQUITY FUND

	SHARES	VALUE (Note 2)
Health Care - 10.4% (continued)
Amgen, Inc.	128	$15,788
Baxter International, Inc.	246	18,101
Becton Dickinson and Co.	165	19,318
Boston Scientific Corp. †	13,740	185,765
Cardinal Health, Inc.	2,935	205,391
CareFusion Corp. †	1,054	42,392
Centene Corp. †	509	31,685
Cigna Corp.	2,276	190,569
Community Health Systems, Inc. †	1,792	70,193
Cooper Cos., Inc./The	128	17,582
CR Bard, Inc.	400	59,192
Endo International PLC (Ireland) †	482	33,089
Gilead Sciences, Inc. †	2,838	201,101
HCA Holdings, Inc. †	4,888	256,620
Health Net, Inc. †	1,266	43,057
Humana, Inc.	2,129	239,981
Johnson & Johnson	6,000	589,380
LifePoint Hospitals, Inc. †	288	15,710
McKesson Corp.	1,349	238,193
Medtronic, Inc.	8,355	514,167
Mylan, Inc. (2)†	1,140	55,666
Omnicare, Inc.	1,193	71,186
Questcor Pharmaceuticals, Inc.	2,593	168,363
ResMed, Inc.	188	8,402
St. Jude Medical, Inc.	3,283	214,675
Stryker Corp.	348	28,352
Team Health Holdings, Inc. †	204	9,129
Tenet Healthcare Corp. †	1,191	50,987
Thermo Fisher Scientific, Inc.	134	16,112
United Therapeutics Corp. †	1,344	126,376
UnitedHealth Group, Inc.	8,115	665,349
Universal Health Services, Inc., Class B	1,462	119,986
WellCare Health Plans, Inc. †	788	50,054
WellPoint, Inc.	3,950	393,223
West Pharmaceutical Services, Inc.	312	13,744
Zimmer Holdings, Inc.	878	83,041
Zoetis, Inc.	806	23,326

		6,171,664

Industrials - 12.9%
3M Co.	549	74,477
AECOM Technology Corp. †	1,744	56,104
AGCO Corp.	1,852	102,156
Alaska Air Group, Inc.	2,062	192,405
Alliant Techsystems, Inc.	778	110,593
AMERCO	297	68,940
Avis Budget Group, Inc. †	3,741	182,187
Boeing Co./The	2,553	320,376
Carlisle Cos., Inc.	289	22,929
Cintas Corp.	1,162	69,267
Copa Holdings SA, Class A (Panama)	493	71,579
Crane Co.	652	46,390
Cummins, Inc.	1,306	194,581
Delta Air Lines, Inc.	9,517	329,764
Deluxe Corp.	516	27,075
Dover Corp.	2,270	185,572
Dun & Bradstreet Corp./The	700	69,545
EMCOR Group, Inc.	734	34,344

	SHARES	VALUE (Note 2)
Industrials - 12.9% (continued)
EnerSys, Inc.	879	$60,906
Esterline Technologies Corp. †	541	57,638
Exelis, Inc.	3,912	74,367
FedEx Corp.	2,498	331,135
Generac Holdings, Inc.	938	55,314
General Dynamics Corp.	2,993	325,998
Hertz Global Holdings, Inc. †	4,090	108,958
Huntington Ingalls Industries, Inc.	688	70,355
ITT Corp.	1,396	59,693
Jacobs Engineering Group, Inc. †	1,730	109,855
L-3 Communications Holdings, Inc.	1,030	121,694
Lennox International, Inc.	183	16,637
Lincoln Electric Holdings, Inc.	801	57,680
Lockheed Martin Corp.	2,906	474,375
Manitowoc Co., Inc./The	1,500	47,175
Manpowergroup, Inc.	1,443	113,752
MasTec, Inc. †	1,256	54,561
MRC Global, Inc. †	705	19,007
Navistar International Corp. †	1,297	43,929
Norfolk Southern Corp.	1,200	116,604
Northrop Grumman Corp.	3,081	380,134
Oshkosh Corp.	1,797	105,789
Parker Hannifin Corp.	1,403	167,953
Pitney Bowes, Inc.	5,939	154,355
Raytheon Co.	3,689	364,436
Regal-Beloit Corp.	121	8,798
Robert Half International, Inc.	600	25,170
Rockwell Automation, Inc.	880	109,604
RR Donnelley & Sons Co.	7,170	128,343
Ryder System, Inc.	989	79,041
Snap-on, Inc.	722	81,933
Southwest Airlines Co.	12,010	283,556
Spirit AeroSystems Holdings, Inc., Class A †	3,937	110,984
Spirit Airlines, Inc. †	3,096	183,902
Swift Transportation Co. †	3,834	94,891
Terex Corp.	1,095	48,509
Textainer Group Holdings Ltd.	298	11,404
Timken Co./The	889	52,255
Towers Watson & Co., Class A	500	57,025
Trinity Industries, Inc.	2,213	159,491
Triumph Group, Inc.	183	11,818
United Continental Holdings, Inc. †	3,964	176,913
United Rentals, Inc. †	1,908	181,146
URS Corp.	1,140	53,648
Valmont Industries, Inc.	109	16,224
WABCO Holdings, Inc. †	780	82,337
WESCO International, Inc. †	747	62,165

		7,669,741

Information Technology - 20.3%
Activision Blizzard, Inc.	11,443	233,895
Advanced Micro Devices, Inc. †	14,871	59,633
Amdocs Ltd.	2,572	119,495
Anixter International, Inc.	1,400	142,128
Apple, Inc.	3,000	1,610,220
ARRIS Group, Inc. †	3,900	109,902
Arrow Electronics, Inc. †	1,175	69,748
Aruba Networks, Inc. †	536	10,050

The accompanying notes are an integral part of these financial statements.	(Continued)

68	AQR Funds	Semi-Annual Report	March 2014

Schedule of Investments	March 31, 2014 (Unaudited)

AQR CORE EQUITY FUND

	SHARES	VALUE (Note 2)
Information Technology - 20.3% (continued)
Atmel Corp. †	7,466	$62,416
Avnet, Inc.	1,665	77,472
Broadridge Financial Solutions, Inc.	4,200	155,988
Brocade Communications Systems, Inc. †	16,763	177,855
CA, Inc.	7,566	234,319
Cadence Design Systems, Inc. †	1,184	18,399
Cisco Systems, Inc.	17,912	401,408
Computer Sciences Corp.	1,732	105,340
Corning, Inc.	14,913	310,489
EchoStar Corp., Class A †	803	38,191
Electronic Arts, Inc. †	4,880	141,569
EMC Corp.	2,100	57,561
Facebook, Inc., Class A †	9,700	584,328
First Solar, Inc. †	2,911	203,159
FLIR Systems, Inc.	2,138	76,968
Freescale Semiconductor Ltd. †	3,526	86,070
Harris Corp.	1,473	107,765
Hewlett-Packard Co.	16,007	517,987
IAC/InterActiveCorp	1,754	125,218
Ingram Micro, Inc., Class A †	4,666	137,927
Intel Corp.	27,888	719,789
Jabil Circuit, Inc.	2,817	50,706
KLA-Tencor Corp.	2,860	197,740
Knowles Corp. †	1,135	35,832
Lam Research Corp. †	1,756	96,580
Leidos Holdings, Inc.	1,428	50,508
Lexmark International, Inc., Class A	4,800	222,192
Marvell Technology Group Ltd.	11,156	175,707
Mentor Graphics Corp.	3,560	78,391
Micron Technology, Inc. †	13,217	312,714
Microsoft Corp.	49,689	2,036,752
Motorola Solutions, Inc.	108	6,943
NCR Corp. †	1,808	66,082
NetApp, Inc.	4,377	161,511
NeuStar, Inc., Class A †	1,147	37,289
NVIDIA Corp.	8,383	150,140
Oracle Corp.	264	10,800
PTC, Inc. †	3,500	124,005
Rovi Corp. †	2,459	56,016
SanDisk Corp.	3,072	249,416
Skyworks Solutions, Inc. †	3,242	121,640
SunPower Corp. †	3,307	106,684
Symantec Corp.	2,317	46,271
Synopsys, Inc. †	2,300	88,343
Ubiquiti Networks, Inc. †	1,509	68,614
VeriSign, Inc. †	1,300	70,083
Western Digital Corp.	3,691	338,908
Western Union Co./The	3,320	54,315
Xerox Corp.	19,723	222,870
Yahoo!, Inc. (2)†	2,266	81,349
Yelp, Inc. †	673	51,774

		12,065,464

Materials - 2.4%
Avery Dennison Corp.	1,487	75,346
Axiall Corp.	502	22,550
CF Industries Holdings, Inc.	131	34,144
Chemtura Corp. †	1,357	34,319

	SHARES	VALUE (Note 2)
Materials - 2.4% (continued)
Dow Chemical Co./The	6,172	$299,897
Eastman Chemical Co.	466	40,174
Huntsman Corp.	1,049	25,617
International Paper Co.	2,134	97,908
Louisiana-Pacific Corp. †	2,210	37,283
NewMarket Corp.	40	15,631
Owens-Illinois, Inc. †	1,023	34,608
Packaging Corp. of America	880	61,926
PPG Industries, Inc.	668	129,231
Reliance Steel & Aluminum Co.	782	55,256
Rock-Tenn Co., Class A	1,257	132,701
Sealed Air Corp.	1,498	49,239
Sherwin-Williams Co./The	94	18,530
Steel Dynamics, Inc.	1,671	29,727
Valspar Corp./The	188	13,559
Westlake Chemical Corp.	2,490	164,788
Worthington Industries, Inc.	1,059	40,507
WR Grace & Co. †	428	42,445

		1,455,386

Telecommunication Services - 0.4%
Telephone & Data Systems, Inc.	2,148	56,299
Verizon Communications, Inc.	3,300	156,981

		213,280

Utilities - 0.1%
Portland General Electric Co.	195	6,306
UGI Corp.	720	32,839

		39,145

TOTAL COMMON STOCKS (cost $52,455,533)		57,994,522

EXCHANGE-TRADED FUNDS - 1.3%
SPDR S&P 500 ETF Trust (cost $710,673)	3,967	741,988

MONEY MARKET FUNDS - 1.0%
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (2)(a)
(cost $592,982)	592,982	592,982

TOTAL INVESTMENTS - 100.1% (cost $53,759,188)		59,329,492

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1%)		(54,251)

NET ASSETS - 100.0%		$59,275,241

All securities are United States companies, unless noted otherwise in parentheses.

†	Non income-producing security.
(a)	Represents annualized seven-day yield as of March 31, 2014.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

REIT - Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2014	69

Schedule of Investments	March 31, 2014 (Unaudited)

AQR SMALL CAP CORE EQUITY FUND

COMMON STOCKS - 99.1%	SHARES	VALUE (Note 2)
Consumer Discretionary - 20.8%
1-800-Flowers.com, Inc., Class A †	977	$5,500
A. H. Belo Corp., Class A	600	6,948
American Axle & Manufacturing Holdings, Inc. †	994	18,409
American Public Education, Inc. †	208	7,297
ANN, Inc. †	579	24,017
Apollo Education Group, Inc. †	195	6,677
Arctic Cat, Inc.	165	7,885
Asbury Automotive Group, Inc. †	332	18,363
Ascent Capital Group, Inc., Class A †	88	6,648
bebe stores, Inc.	842	5,153
Big 5 Sporting Goods Corp.	735	11,797
Big Lots, Inc. †	344	13,027
Biglari Holdings, Inc. †	20	9,750
Bon-Ton Stores, Inc./The	362	3,975
Bridgepoint Education, Inc. †	882	13,133
Brown Shoe Co., Inc.	755	20,038
Buckle, Inc./The	200	9,160
Caesars Entertainment Corp. †	257	4,886
Callaway Golf Co.	740	7,563
Capella Education Co.	265	16,735
Career Education Corp. †	1,400	10,444
Carmike Cinemas, Inc. †	269	8,032
Cato Corp./The, Class A	439	11,871
Century Casinos, Inc. †	1,689	12,110
Children’s Place Retail Stores, Inc./The	317	15,790
Christopher & Banks Corp. †	928	6,134
Citi Trends, Inc. †	562	9,155
Collectors Universe, Inc.	400	7,528
Columbia Sportswear Co.	177	14,629
Core-Mark Holding Co., Inc.	164	11,906
Cracker Barrel Old Country Store, Inc.	244	23,727
CSS Industries, Inc.	240	6,480
Cumulus Media, Inc., Class A †	1,100	7,601
Deckers Outdoor Corp. †	124	9,886
Denny’s Corp. †	799	5,138
Destination Maternity Corp.	619	16,961
Destination XL Group, Inc. †	934	5,268
DeVry Education Group, Inc.	207	8,775
Dex Media, Inc. †	1,912	17,590
Dixie Group, Inc./The †	353	5,796
Drew Industries, Inc.	266	14,417
Education Management Corp. †	2,000	9,740
Einstein Noah Restaurant Group, Inc.	302	4,971
Entercom Communications Corp., Class A †	458	4,612
Entravision Communications Corp., Class A	1,913	12,817
EW Scripps Co., Class A †	621	11,004
Express, Inc. †	344	5,463
Finish Line, Inc./The, Class A	909	24,625
Fred’s, Inc., Class A	630	11,346
FTD Cos., Inc. †	213	6,776
Genesco, Inc. †	260	19,388
G-III Apparel Group Ltd. †	337	24,122
Grand Canyon Education, Inc. †	524	24,471
Gray Television, Inc. †	1,154	11,967
Group 1 Automotive, Inc.	31	2,035
Guess?, Inc.	200	5,520
Harte-Hanks, Inc.	569	5,030

	SHARES	VALUE (Note 2)
Consumer Discretionary - 20.8% (continued)
Haverty Furniture Cos., Inc.	443	$13,157
Helen of Troy Ltd. †	400	27,692
hhgregg, Inc. †	803	7,717
Iconix Brand Group, Inc. †	598	23,483
ITT Educational Services, Inc. †	572	16,405
Jack in the Box, Inc. †	100	5,894
Journal Communications, Inc., Class A †	1,151	10,198
K12, Inc. †	312	7,067
Kirkland’s, Inc. †	527	9,744
La-Z-Boy, Inc.	755	20,460
Lee Enterprises, Inc. (2)†	3,380	15,109
LifeLock, Inc. †	600	10,266
Lithia Motors, Inc., Class A	226	15,020
Lumber Liquidators Holdings, Inc. †	76	7,129
Marcus Corp./The	301	5,027
Mattress Firm Holding Corp. †	100	4,783
McClatchy Co./The, Class A †	1,190	7,640
MDC Partners, Inc., Class A	885	20,196
Men’s Wearhouse, Inc./The	600	29,388
Meredith Corp.	550	25,536
Modine Manufacturing Co. †	580	8,497
Monarch Casino & Resort, Inc. †	549	10,173
Motorcar Parts of America, Inc. †	691	18,360
Movado Group, Inc.	192	8,746
Multimedia Games Holding Co., Inc. †	571	16,582
NACCO Industries, Inc., Class A	85	4,608
Nautilus, Inc. †	1,611	15,514
New York Times Co./The, Class A	260	4,451
Nexstar Broadcasting Group, Inc., Class A	546	20,486
Nutrisystem, Inc.	706	10,639
Orbitz Worldwide, Inc. †	2,099	16,456
Outerwall, Inc. †	358	25,955
Overstock.com, Inc. †	596	11,741
Penn National Gaming, Inc. †	496	6,111
PetMed Express, Inc.	329	4,412
Quiksilver, Inc. †	941	7,067
Red Robin Gourmet Burgers, Inc. †	200	14,336
Rick’s Cabaret International, Inc. †	977	11,011
Ruth’s Hospitality Group, Inc.	879	10,627
Ryland Group, Inc./The	106	4,233
Scholastic Corp.	248	8,551
Shiloh Industries, Inc. †	786	13,944
Shoe Carnival, Inc.	536	12,349
Sinclair Broadcast Group, Inc., Class A	239	6,474
Sizmek, Inc. †	1,000	10,630
Skechers U.S.A., Inc., Class A †	762	27,843
Smith & Wesson Holding Corp. †	1,229	17,968
Sonic Corp. †	404	9,207
Standard Motor Products, Inc.	311	11,124
Stein Mart, Inc.	942	13,197
Steiner Leisure Ltd. (Bahamas) †	200	9,250
Steven Madden Ltd. †	400	14,392
Stoneridge, Inc. †	1,218	13,678
Strayer Education, Inc. †	246	11,422
Sturm, Ruger & Co., Inc.	270	16,146
Superior Industries International, Inc.	254	5,204
Tower International, Inc. †	526	14,318
Tuesday Morning Corp. †	567	8,023

The accompanying notes are an integral part of these financial statements.	(Continued)

70	AQR Funds	Semi-Annual Report	March 2014

Schedule of Investments	March 31, 2014 (Unaudited)

AQR SMALL CAP CORE EQUITY FUND

	SHARES	VALUE (Note 2)
Consumer Discretionary - 20.8% (continued)
Unifi, Inc. †	281	$6,483
Universal Electronics, Inc. †	259	9,943
ValueVision Media, Inc., Class A †	1,131	5,497
VOXX International Corp. †	877	11,997
Winnebago Industries, Inc. †	332	9,093
Zumiez, Inc. †	537	13,017

		1,421,752

Consumer Staples - 3.8%
Andersons, Inc./The	400	23,696
Chiquita Brands International, Inc. (2)†	1,040	12,948
Farmer Bros Co. †	525	10,342
Female Health Co./The	431	3,344
Fresh Del Monte Produce, Inc.	96	2,647
Harbinger Group, Inc. †	281	3,437
Ingles Markets, Inc., Class A	610	14,530
Inter Parfums, Inc.	370	13,398
John B. Sanfilippo & Son, Inc.	531	12,224
Liberator Medical Holdings, Inc.	1,600	6,288
Medifast, Inc. †	238	6,923
Omega Protein Corp. †	1,237	14,931
Revlon, Inc., Class A †	413	10,552
Rite Aid Corp. †	1,247	7,819
Roundy’s, Inc.	868	5,972
Sanderson Farms, Inc.	361	28,335
Spartan Stores, Inc.	748	17,361
SUPERVALU, Inc. †	3,307	22,620
Synutra International, Inc. †	1,200	8,028
USANA Health Sciences, Inc. †	257	19,362
Weis Markets, Inc.	296	14,578

		259,335

Energy - 4.4%
Abraxas Petroleum Corp. †	3,386	13,409
Adams Resources & Energy, Inc.	100	5,792
Alon USA Energy, Inc.	200	2,988
Basic Energy Services, Inc. †	314	8,607
Bonanza Creek Energy, Inc. †	117	5,195
Carrizo Oil & Gas, Inc. †	136	7,271
Delek US Holdings, Inc.	120	3,485
Exterran Holdings, Inc.	80	3,510
Geospace Technologies Corp. †	67	4,433
Green Plains Renewable Energy, Inc.	886	26,545
Matador Resources Co. †	280	6,857
Matrix Service Co. †	631	21,315
Natural Gas Services Group, Inc. †	265	7,987
Newpark Resources, Inc. †	900	10,305
Parker Drilling Co. †	2,121	15,038
Penn Virginia Corp. †	1,708	29,873
PHI, Inc. †	100	4,424
Renewable Energy Group, Inc. †	1,529	18,317
REX American Resources Corp. †	301	17,172
Sanchez Energy Corp. †	195	5,778
Stone Energy Corp. †	641	26,903
Tesco Corp. †	571	10,563
Warren Resources, Inc. †	3,603	17,294
Westmoreland Coal Co. †	500	14,890
Willbros Group, Inc. †	964	12,166

		300,117

	SHARES	VALUE (Note 2)
Financials - 22.1%
1st Source Corp.	498	$15,981
American Equity Investment Life Holding Co.	1,074	25,368
Ameris Bancorp †	517	12,046
Argo Group International Holdings Ltd.	534	24,511
Arlington Asset Investment Corp., Class A	505	13,372
Ashford Hospitality Trust, Inc. REIT	1,146	12,916
BancFirst Corp.	100	5,663
Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	116	3,064
BancorpSouth, Inc.	300	7,488
Bank of Kentucky Financial Corp.	158	5,931
Banner Corp.	272	11,209
BBCN Bancorp, Inc.	501	8,587
BGC Partners, Inc., Class A	3,177	20,778
BNC Bancorp	400	6,932
BofI Holding, Inc. †	149	12,777
Bryn Mawr Bank Corp.	200	5,746
Capital Southwest Corp.	200	6,944
Center Bancorp, Inc.	400	7,600
Chemical Financial Corp.	178	5,776
CoBiz Financial, Inc.	304	3,502
Community Trust Bancorp, Inc.	334	13,854
Cowen Group, Inc., Class A †	1,505	6,637
Eagle Bancorp, Inc. †	220	7,942
EMC Insurance Group, Inc.	425	15,100
Employers Holdings, Inc.	638	12,907
Encore Capital Group, Inc. †	400	18,280
Endurance Specialty Holdings Ltd.	576	31,006
Enterprise Financial Services Corp.	906	18,183
EverBank Financial Corp.	222	4,380
FBL Financial Group, Inc., Class A	351	15,205
FBR & Co. †	469	12,114
Federal Agricultural Mortgage Corp., Class C	148	4,921
Fidelity Southern Corp.	525	7,334
Financial Institutions, Inc.	274	6,308
First Bancorp	400	7,600
First Citizens BancShares, Inc., Class A	73	17,575
First Defiance Financial Corp.	251	6,807
First Interstate Bancsystem, Inc.	1,064	30,026
First Merchants Corp.	727	15,732
First Midwest Bancorp, Inc.	746	12,742
Firsthand Technology Value Fund, Inc.	237	5,060
Flagstar Bancorp, Inc. †	717	15,932
Flushing Financial Corp.	290	6,110
Fulton Financial Corp.	266	3,346
GFI Group, Inc. (2)	1,077	3,823
Gladstone Capital Corp.	640	6,451
Gladstone Investment Corp.	822	6,798
Great Southern Bancorp, Inc.	200	6,006
Greenlight Capital Re Ltd., Class A (Cayman Islands) †	543	17,810
GSV Capital Corp. †	600	6,084
Hanmi Financial Corp.	480	11,184
Hanover Insurance Group, Inc./The	517	31,765
HCI Group, Inc.	310	11,284
Heartland Financial USA, Inc.	197	5,317
Hercules Technology Growth Capital, Inc.	1,170	16,462

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2014	71

Schedule of Investments	March 31, 2014 (Unaudited)

AQR SMALL CAP CORE EQUITY FUND

	SHARES	VALUE (Note 2)
Financials - 22.1% (continued)
Hilltop Holdings, Inc. †	999	$23,766
Horace Mann Educators Corp.	805	23,345
Independent Bank Corp. †	995	12,915
International Bancshares Corp.	854	21,418
Investment Technology Group, Inc. †	699	14,120
Kansas City Life Insurance Co.	100	4,820
Kemper Corp.	710	27,811
Ladenburg Thalmann Financial Services, Inc. †	2,345	7,082
Lakeland Bancorp, Inc.	338	3,803
Lakeland Financial Corp.	356	14,318
Maiden Holdings Ltd.	1,302	16,249
MainSource Financial Group, Inc.	400	6,840
MB Financial, Inc.	652	20,186
MBIA, Inc. †	349	4,883
Medallion Financial Corp.	295	3,897
Meta Financial Group, Inc.	436	19,555
MGIC Investment Corp. †	627	5,342
Montpelier Re Holdings Ltd.	460	13,690
MVC Capital, Inc.	500	6,775
National Western Life Insurance Co., Class A	61	14,915
Navigators Group, Inc./The †	220	13,506
Nelnet, Inc., Class A	608	24,867
New Mountain Finance Corp.	380	5,529
NGP Capital Resources Co.	487	3,292
OneBeacon Insurance Group Ltd., Class A	800	12,368
Oppenheimer Holdings, Inc., Class A	400	11,220
Pacific Continental Corp.	500	6,880
PHH Corp. †	315	8,140
Phoenix Cos., Inc./The †	257	13,300
Piper Jaffray Cos. †	250	11,450
Platinum Underwriters Holdings Ltd.	381	22,898
Primerica, Inc.	730	34,390
PrivateBancorp, Inc.	900	27,459
Provident Financial Holdings, Inc.	289	4,456
Radian Group, Inc.	372	5,591
Regional Management Corp. †	353	8,705
Renasant Corp.	209	6,072
S&T Bancorp, Inc.	606	14,362
Safety Insurance Group, Inc.	329	17,717
Sandy Spring Bancorp, Inc.	342	8,543
Selective Insurance Group, Inc.	647	15,088
Southside Bancshares, Inc.	300	9,414
StanCorp Financial Group, Inc.	319	21,309
State Auto Financial Corp.	400	8,524
Stewart Information Services Corp.	539	18,935
SY Bancorp, Inc.	300	9,492
Symetra Financial Corp.	1,785	35,379
Synovus Financial Corp.	970	3,288
Texas Capital Bancshares, Inc. †	162	10,520
THL Credit, Inc.	300	4,140
TICC Capital Corp. (2)	559	5,467
Tompkins Financial Corp.	100	4,896
Trico Bancshares	541	14,028
TrustCo Bank Corp.	1,000	7,040
Umpqua Holdings Corp.	735	13,700
Union First Market Bankshares Corp.	369	9,380

	SHARES	VALUE (Note 2)
Financials - 22.1% (continued)
United Community Banks, Inc. †	1,071	$20,788
United Fire Group, Inc.	424	12,868
Universal Insurance Holdings, Inc.	945	12,002
Univest Corp. of Pennsylvania	400	8,208
Washington Federal, Inc.	962	22,415
Webster Financial Corp.	80	2,485
WesBanco, Inc.	647	20,594
Western Alliance Bancorp †	1,049	25,805
Wilshire Bancorp, Inc.	833	9,246
Wintrust Financial Corp.	100	4,866
World Acceptance Corp. †	117	8,784
WSFS Financial Corp.	188	13,429

		1,512,841

Health Care - 7.0%
Addus HomeCare Corp. †	601	13,853
Affymetrix, Inc. †	1,200	8,556
Albany Molecular Research, Inc. †	598	11,117
Alere, Inc. †	221	7,591
Alliance HealthCare Services, Inc. †	364	12,205
Almost Family, Inc. †	505	11,665
Amedisys, Inc. †	676	10,066
AMN Healthcare Services, Inc. †	191	2,624
Amsurg Corp. †	400	18,832
Anika Therapeutics, Inc. †	429	17,632
BioTelemetry, Inc. †	871	8,788
Cambrex Corp. †	412	7,774
Cardiovascular Systems, Inc. †	131	4,164
Corvel Corp. †	224	11,146
Cross Country Healthcare, Inc. †	800	6,456
CryoLife, Inc.	563	5,607
Depomed, Inc. †	500	7,250
Emergent Biosolutions, Inc. †	435	10,992
Exactech, Inc. †	300	6,768
Fonar Corp. †	584	10,267
Gentiva Health Services, Inc. †	713	6,503
Globus Medical, Inc., Class A †	800	21,272
Greatbatch, Inc. †	81	3,720
Healthways, Inc. †	319	5,468
Hill-Rom Holdings, Inc.	303	11,678
ICU Medical, Inc. †	100	5,988
Impax Laboratories, Inc. †	600	15,852
Insys Therapeutics, Inc. †	194	8,017
Invacare Corp.	526	10,031
Kindred Healthcare, Inc.	992	23,233
LHC Group, Inc. †	437	9,640
Magellan Health Services, Inc. †	128	7,597
MedAssets, Inc. †	132	3,262
Molina Healthcare, Inc. †	258	9,690
Myriad Genetics, Inc. †	220	7,522
Natus Medical, Inc. †	500	12,900
NuVasive, Inc. †	586	22,508
Omnicell, Inc. †	200	5,724
PDL BioPharma, Inc.	2,234	18,565
PharMerica Corp. †	511	14,298
PhotoMedex, Inc. †	422	6,680
Prestige Brands Holdings, Inc. †	209	5,695
Providence Service Corp./The †	519	14,677

The accompanying notes are an integral part of these financial statements.	(Continued)

72	AQR Funds	Semi-Annual Report	March 2014

Schedule of Investments	March 31, 2014 (Unaudited)

AQR SMALL CAP CORE EQUITY FUND

	SHARES	VALUE (Note 2)
Health Care - 7.0% (continued)
Repligen Corp. †	1,025	$13,182
SciClone Pharmaceuticals, Inc. †	680	3,094
Select Medical Holdings Corp.	600	7,470
Sucampo Pharmaceuticals, Inc., Class A †	800	5,720
Vascular Solutions, Inc. †	227	5,945

		479,284

Industrials - 15.9%
AAR Corp.	534	13,857
Aceto Corp.	566	11,371
Aegion Corp. †	137	3,467
Air Transport Services Group, Inc. †	525	4,121
Aircastle Ltd.	327	6,337
Alamo Group, Inc.	124	6,737
Albany International Corp., Class A	81	2,879
Allegiant Travel Co.	76	8,507
Altra Industrial Motion Corp.	169	6,033
American Railcar Industries, Inc.	166	11,625
ARC Document Solutions, Inc. †	1,473	10,959
ARC Group Worldwide, Inc. †	300	10,302
Argan, Inc.	206	6,124
Arkansas Best Corp.	541	19,990
Arotech Corp. †	1,200	7,464
Barrett Business Services, Inc.	136	8,102
Brink’s Co./The	365	10,421
Broadwind Energy, Inc. †	1,264	15,446
CBIZ, Inc. †	713	6,531
Ceco Environmental Corp.	400	6,636
Celadon Group, Inc.	184	4,423
Cenveo, Inc. (2)†	1,304	3,964
CIRCOR International, Inc.	223	16,353
Columbus McKinnon Corp. †	368	9,859
Comfort Systems USA, Inc.	375	5,715
Curtiss-Wright Corp.	99	6,290
Deluxe Corp.	625	32,794
Ducommun, Inc. †	528	13,232
DXP Enterprises, Inc. †	139	13,195
Dycom Industries, Inc. †	174	5,500
Dynamic Materials Corp.	195	3,713
Eagle Bulk Shipping, Inc. †	2,213	8,830
EnerNOC, Inc. †	238	5,303
EnerSys, Inc.	259	17,946
Engility Holdings, Inc. †	480	21,624
Ennis, Inc.	300	4,971
Erickson Air-Crane, Inc. †	509	9,829
Federal Signal Corp. †	1,240	18,476
Franklin Covey Co. †	300	5,931
FTI Consulting, Inc. †	167	5,568
G&K Services, Inc., Class A	196	11,989
GenCorp, Inc. †	480	8,770
Gibraltar Industries, Inc. †	390	7,359
Greenbrier Cos., Inc./The †	300	13,680
H&E Equipment Services, Inc. †	258	10,436
Hardinge, Inc.	179	2,578
Hawaiian Holdings, Inc. †	1,293	18,050
Heidrick & Struggles International, Inc.	300	6,021
Herman Miller, Inc.	412	13,238
HNI Corp.	113	4,131

	SHARES	VALUE (Note 2)
Industrials - 15.9% (continued)
Huron Consulting Group, Inc. †	333	$21,106
Hyster-Yale Materials Handling, Inc.	233	22,718
ICF International, Inc. †	426	16,959
International Shipholding Corp.	227	6,683
JetBlue Airways Corp. †	2,810	24,419
John Bean Technologies Corp.	230	7,107
Kadant, Inc.	170	6,200
Kelly Services, Inc., Class A	567	13,455
Kforce, Inc.	364	7,760
Kimball International, Inc., Class B	964	17,458
Korn/Ferry International †	700	20,839
Kratos Defense & Security Solutions, Inc. †	1,128	8,505
LB Foster Co., Class A	116	5,435
Lydall, Inc. †	307	7,021
Manitex International, Inc. †	683	11,133
Marten Transport Ltd.	300	6,456
Meritor, Inc. †	663	8,122
Multi-Color Corp.	300	10,500
MYR Group, Inc. †	222	5,621
Navigant Consulting, Inc. †	1,002	18,697
NN, Inc.	763	15,031
Northwest Pipe Co. †	230	8,317
Orbital Sciences Corp. †	379	10,574
Orion Energy Systems, Inc. †	1,100	7,975
Orion Marine Group, Inc. †	341	4,286
Park-Ohio Holdings Corp. †	326	18,305
Patrick Industries, Inc. †	306	13,565
PGT, Inc. †	1,115	12,834
Powell Industries, Inc.	103	6,674
Quad/Graphics, Inc.	361	8,465
Quality Distribution, Inc. †	801	10,405
RPX Corp. †	1,276	20,773
RR Donnelley & Sons Co.	425	7,607
Rush Enterprises, Inc., Class A †	246	7,990
Saia, Inc. †	394	15,055
Sparton Corp. †	200	5,856
Spirit Airlines, Inc. †	296	17,582
Standex International Corp.	106	5,679
Steelcase, Inc., Class A	607	10,082
Swift Transportation Co. †	404	9,999
Taser International, Inc. †	539	9,858
TrueBlue, Inc. †	483	14,133
Tutor Perini Corp. †	746	21,388
UniFirst Corp.	189	20,779
United Stationers, Inc.	204	8,378
Universal Truckload Services, Inc.	220	6,358
VSE Corp.	100	5,270
Wabash National Corp. †	731	10,059
West Corp.	500	11,965
Xerium Technologies, Inc. †	853	13,691
YRC Worldwide, Inc. †	722	16,245

		1,088,049

Information Technology - 19.6%
Advanced Energy Industries, Inc. †	346	8,477
Advent Software, Inc.	200	5,872
Alliance Fiber Optic Products, Inc.	685	9,912
Ambarella, Inc. †	400	10,684

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2014	73

Schedule of Investments	March 31, 2014 (Unaudited)

AQR SMALL CAP CORE EQUITY FUND

	SHARES	VALUE (Note 2)
Information Technology - 19.6% (continued)
Amkor Technology, Inc. †	3,416	$23,434
Audience, Inc. †	638	7,975
Autobytel, Inc. †	500	6,215
AVX Corp.	765	10,083
Axcelis Technologies, Inc. †	5,223	11,229
Bankrate, Inc. †	400	6,776
Benchmark Electronics, Inc. †	712	16,127
Black Box Corp.	400	9,736
Blucora, Inc. †	715	14,078
Booz Allen Hamilton Holding Corp.	613	13,486
Brightcove, Inc. †	700	6,881
CACI International, Inc., Class A †	252	18,598
CalAmp Corp. †	412	11,482
Calix, Inc. †	447	3,768
Callidus Software, Inc. †	500	6,260
Cascade Microtech, Inc. †	550	5,555
Checkpoint Systems, Inc. †	664	8,911
CIBER, Inc. †	1,400	6,412
Ciena Corp. †	300	6,822
Clearfield, Inc. †	253	5,842
comScore, Inc. †	400	13,116
Comtech Telecommunications Corp.	200	6,372
Constant Contact, Inc. †	400	9,784
Convergys Corp.	1,134	24,846
Conversant, Inc. †	163	4,588
CSG Systems International, Inc.	649	16,900
CTS Corp.	300	6,264
Daktronic, Inc.	420	6,044
eGain Corp. †	593	4,187
Electronics For Imaging, Inc. †	511	22,131
Emulex Corp. †	1,443	10,664
Entegris, Inc. †	780	9,446
EPAM Systems, Inc. †	200	6,580
ePlus, Inc. †	277	15,446
Euronet Worldwide, Inc. †	500	20,795
Extreme Networks, Inc. †	1,630	9,454
Fabrinet (Cayman Islands) †	559	11,610
Finisar Corp. †	1,358	36,001
FormFactor, Inc. †	763	4,876
Global Cash Access Holdings, Inc. †	593	4,068
GSI Group, Inc. †	476	6,217
Hackett Group, Inc./The	1,923	11,500
Harmonic, Inc. †	1,413	10,089
Heartland Payment Systems, Inc.	136	5,637
iGATE Corp. †	856	26,998
Imation Corp. †	1,400	8,078
Information Services Group, Inc. †	2,761	13,556
Insight Enterprises, Inc. †	551	13,836
Integrated Device Technology, Inc. †	900	11,007
Integrated Silicon Solution, Inc. †	783	12,176
International Rectifier Corp. †	797	21,838
Intersil Corp., Class A	1,512	19,535
Intralinks Holdings, Inc. †	1,147	11,734
j2 Global, Inc.	561	28,078
Lattice Semiconductor Corp. †	900	7,056
Lexmark International, Inc., Class A	393	18,192
LogMeIn, Inc. †	200	8,978

	SHARES	VALUE (Note 2)
Information Technology - 19.6% (continued)
ManTech International Corp., Class A	211	$6,205
Mattson Technology, Inc. †	3,790	8,793
MaxLinear, Inc., Class A †	700	6,636
Mentor Graphics Corp.	1,310	28,846
Mercury Systems, Inc. †	600	7,926
Methode Electronics, Inc.	388	11,896
ModusLink Global Solutions, Inc. †	1,300	5,499
MoneyGram International, Inc. †	756	13,343
Monotype Imaging Holdings, Inc.	91	2,743
Netscout Systems, Inc. †	255	9,583
Newport Corp. †	267	5,522
OmniVision Technologies, Inc. †	800	14,160
PC Connection, Inc.	633	12,863
Pegasystems, Inc.	492	17,377
Perceptron, Inc.	500	6,065
Perficient, Inc. †	600	10,872
Photronics, Inc. †	1,112	9,485
Plantronics, Inc.	212	9,423
Plexus Corp. †	593	23,762
Polycom, Inc. †	900	12,348
Power Integrations, Inc.	80	5,262
QLogic Corp. †	1,017	12,967
QuinStreet, Inc. †	1,592	10,571
RF Industries Ltd.	1,207	7,870
RF Micro Devices, Inc. †	1,000	7,880
Sanmina Corp. †	1,160	20,242
ScanSource, Inc. †	479	19,529
Seachange International, Inc. †	228	2,380
ShoreTel, Inc. †	1,300	11,180
Sigma Designs, Inc. †	1,729	8,230
Silicon Image, Inc. †	2,000	13,800
Spansion, Inc., Class A †	500	8,710
Stamps.com, Inc. †	326	10,941
SunPower Corp. †	189	6,097
Super Micro Computer, Inc. †	857	14,886
Sykes Enterprises, Inc. †	920	18,280
Synaptics, Inc. †	479	28,750
SYNNEX Corp. †	445	26,971
Take-Two Interactive Software, Inc. †	964	21,141
TeleTech Holdings, Inc. †	614	15,049
Tessco Technologies, Inc.	197	7,360
TiVo, Inc. †	688	9,102
Travelzoo, Inc. †	411	9,412
Ubiquiti Networks, Inc. †	171	7,775
Ultra Clean Holdings, Inc. †	956	12,571
Unisys Corp. †	627	19,098
United Online, Inc.	1,108	12,808
Vishay Intertechnology, Inc.	522	7,767
Web.com Group, Inc. †	600	20,418
WebMD Health Corp. †	100	4,140
XO Group, Inc. †	526	5,334
Zebra Technologies Corp., Class A †	100	6,941
Zhone Technologies, Inc. †	1,597	6,739

		1,335,840

Materials - 3.1%
A Schulman, Inc.	96	3,481
A.M. Castle & Co. †	360	5,288

The accompanying notes are an integral part of these financial statements.	(Continued)

74	AQR Funds	Semi-Annual Report	March 2014

Schedule of Investments	March 31, 2014 (Unaudited)

AQR SMALL CAP CORE EQUITY FUND

	SHARES	VALUE (Note 2)
Materials - 3.1% (continued)
AK Steel Holding Corp. †	872	$6,296
Clearwater Paper Corp. †	155	9,714
Ferro Corp. †	800	10,928
Flotek Industries, Inc. †	194	5,403
FutureFuel Corp.	454	9,216
Innospec, Inc.	159	7,192
KapStone Paper and Packaging Corp. †	530	15,285
Koppers Holdings, Inc.	71	2,927
Materion Corp.	151	5,123
Minerals Technologies, Inc.	259	16,721
Myers Industries, Inc.	430	8,566
Neenah Paper, Inc.	208	10,758
Olin Corp.	348	9,608
Olympic Steel, Inc.	350	10,045
OM Group, Inc.	391	12,989
OMNOVA Solutions, Inc. †	557	5,782
PH Glatfelter Co.	386	10,507
Quaker Chemical Corp.	141	11,115
Schweitzer-Mauduit International, Inc.	169	7,198
US Concrete, Inc. †	273	6,415
US Silica Holdings, Inc.	263	10,039
Worthington Industries, Inc.	229	8,759
Zep, Inc.	280	4,956

		214,311

Telecommunication Services - 2.3%
8x8, Inc. †	750	8,107
Alaska Communications Systems Group, Inc. †	4,000	7,720
Atlantic Tele-Network, Inc.	216	14,239
FairPoint Communications, Inc. †	600	8,160
Hawaiian Telcom Holdco, Inc. †	300	8,547
IDT Corp., Class B	795	13,245
Inteliquent, Inc.	1,175	17,073
Lumos Networks Corp.	500	6,685
NTELOS Holdings Corp.	267	3,604
Premiere Global Services, Inc. †	532	6,416
Shenandoah Telecommunications Co.	504	16,274
Straight Path Communications, Inc., Class B †	200	1,472
Telephone & Data Systems, Inc.	300	7,863
USA Mobility, Inc.	946	17,189
Vonage Holdings Corp. †	4,964	21,196

		157,790

Utilities - 0.1%
Consolidated Water Co., Ltd. (Cayman Islands)	600	7,908

TOTAL COMMON STOCKS (cost $5,883,655)		6,777,227

EXCHANGE-TRADED FUNDS - 0.5%
iShares Russell 2000 ETF (cost $28,018)	261	30,365

	SHARES	VALUE (Note 2)
MONEY MARKET FUNDS - 0.6%
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (2)(a)
(cost $41,330)	41,330	$41,330

TOTAL INVESTMENTS - 100.2% (cost $5,953,003)		6,848,922

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2%)		(11,496)

NET ASSETS - 100.0%		$6,837,426

All securities are United States companies, unless noted otherwise in parentheses.

†	Non income-producing security.
(a)	Represents annualized seven-day yield as of March 31, 2014.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

REIT - Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2014	75

Schedule of Investments	March 31, 2014 (Unaudited)

AQR INTERNATIONAL CORE EQUITY FUND

COMMON STOCKS - 97.7%	SHARES	VALUE (Note 2)
Australia - 2.1%
Insurance Australia Group Ltd.	10,056	$52,010
Macquarie Group Ltd.	1,150	62,010
National Australia Bank Ltd.	714	23,541
Suncorp Group Ltd.	3,725	44,579
Tatts Group Ltd.	823	2,216
Telstra Corp. Ltd.	60,905	287,194
Wesfarmers Ltd.	416	15,939
Westpac Banking Corp.	419	13,472
Woolworths Ltd.	511	16,946

		517,907

Austria - 1.8%
Andritz AG	484	29,926
Erste Group Bank AG	1,258	43,036
Flughafen Wien AG	378	37,459
Oesterreichische Post AG	282	14,212
OMV AG	2,665	120,969
Raiffeisen Bank International AG	1,585	52,891
Strabag SE	723	18,733
Vienna Insurance Group AG Wiener Versicherung Gruppe	892	44,078
Voestalpine AG	967	42,556
Wienerberger AG	3,230	61,881

		465,741

Belgium - 1.3%
Belgacom SA	3,860	120,944
Colruyt SA	241	13,285
Delhaize Group SA	982	71,816
KBC Groep NV	1,995	122,864

		328,909

Canada - 9.9%
Alimentation Couche Tard, Inc., Class B (1)	3,394	274,498
Canadian Tire Corp. Ltd., Class A (1)	3,390	319,620
Empire Co., Ltd., Class A (1)	3,904	238,972
Genworth MI Canada, Inc. (1)	3,400	116,009
Gildan Activewear, Inc. (1)	90	4,536
Industrial Alliance Insurance & Financial Services, Inc. (1)	2,438	100,255
Loblaw Cos., Ltd. (1)	3,949	167,533
Magna International, Inc. (1)	2,854	274,376
Manulife Financial Corp. (1)	5,802	111,894
National Bank of Canada (1)	5,500	220,398
Pengrowth Energy Corp. (1)	9,500	57,490
Rogers Communications, Inc., Class B (1)	565	23,413
Stantec, Inc. (1)	1,900	116,131
Sun Life Financial, Inc. (1)	8,155	282,382
Suncor Energy, Inc. (1)	3,600	125,731
West Fraser Timber Co., Ltd. (1)	952	43,488

		2,476,726

China - 0.2%
FIH Mobile Ltd. †	96,000	53,047

Denmark - 3.2%
AP Moeller - Maersk A/S, Class B	22	263,313
Carlsberg A/S, Class B	119	11,830
Pandora A/S	920	60,718

	SHARES	VALUE (Note 2)
Denmark - 3.2% (continued)
TDC A/S	36,241	$335,206
Tryg A/S	676	66,868
Vestas Wind Systems A/S †	1,625	65,153

		803,088

Finland - 0.5%
Huhtamaki OYJ	1,511	41,432
Orion OYJ, Class B	162	4,891
Sampo, A Shares	1,584	82,225

		128,548

France - 6.4%
BNP Paribas SA	4,474	344,942
Bouygues SA	1,362	56,754
Cap Gemini SA	1,530	115,831
Cie Generale des Etablissements Michelin	481	60,132
Credit Agricole SA †	5,900	92,986
Electricite de France	4,079	161,286
Natixis	22,361	164,224
Orange SA	4,263	62,972
Safran SA	1,893	131,146
Sanofi	391	40,859
Societe Generale SA	1,265	77,868
Suez Environnement Co.	5,495	111,580
Total SA	1,334	87,810
Zodiac Aerospace	3,181	112,388

		1,620,778

Germany - 8.3%
Allianz SE	928	156,849
Bayerische Motoren Werke AG	424	53,579
Commerzbank AG †	3,474	63,901
Continental AG	876	210,080
Daimler AG	3,115	294,676
Deutsche Lufthansa AG †	4,391	115,130
Deutsche Post AG	4,330	160,978
Deutsche Telekom AG	20,209	327,903
Hannover Rueck SE	1,033	92,403
Merck KGaA	306	51,532
Metro AG	1,535	62,615
Muenchener Rueckversicherungs AG	1,368	298,932
ProSiebenSat.1 Media AG	1,324	60,731
Suedzucker AG	310	8,841
Talanx AG	3,356	120,720

		2,078,870

Hong Kong - 2.6%
Cheung Kong Holdings Ltd.	1,000	16,628
Galaxy Entertainment Group Ltd. †	4,000	34,913
Henderson Land Development Co., Ltd.	1,100	6,437
Hongkong Land Holdings Ltd.	2,000	12,954
Hutchison Whampoa Ltd.	6,000	79,631
Hysan Development Co., Ltd.	1,000	4,364
Johnson Electric Holdings Ltd.	62,000	57,347
Kerry Properties Ltd.	1,000	3,335
Link REIT/The REIT	1,500	7,397
MGM China Holdings Ltd.	13,600	48,049
NWS Holdings Ltd.	18,000	30,377
PCCW Ltd.	81,000	40,690

The accompanying notes are an integral part of these financial statements.	(Continued)

76	AQR Funds	Semi-Annual Report	March 2014

Schedule of Investments	March 31, 2014 (Unaudited)

AQR INTERNATIONAL CORE EQUITY FUND

	SHARES	VALUE (Note 2)
Hong Kong - 2.6% (continued)
SJM Holdings Ltd.	32,000	$90,151
Swire Properties Ltd.	2,600	7,422
Techtronic Industries Co.	16,500	46,069
Wharf Holdings Ltd.	19,000	121,860
Wheelock & Co., Ltd.	9,000	35,272

		642,896

Israel - 0.1%
Azrieli Group	695	24,319

Italy - 1.8%
Gtech Spa	2,437	74,040
Intesa Sanpaolo SpA	19,509	66,198
Parmalat SpA	28,460	98,061
UniCredit SpA	6,798	62,141
Unione di Banche Italiane SCpA	9,228	87,064
UnipolSai SpA †	15,458	59,266

		446,770

Japan - 32.4%
77 Bank Ltd./The	12,000	53,901
Acom Co., Ltd. †	26,400	84,352
Aiful Corp. †	28,300	86,429
Aisin Seiki Co., Ltd.	1,200	43,316
Alps Electric Co., Ltd.	8,900	105,937
Bank of Yokohama Ltd./The	10,000	49,881
Bridgestone Corp.	2,300	81,514
Brother Industries Ltd.	8,300	116,052
Casio Computer Co., Ltd.	4,900	57,937
Chiba Bank Ltd./The	7,000	43,087
Chugoku Bank Ltd./The	3,000	39,980
Credit Saison Co., Ltd.	1,300	25,853
Dai-ichi Life Insurance Co., Ltd./The	3,000	43,641
Daikin Industries Ltd.	1,300	72,903
Daiwa Securities Group, Inc.	22,000	191,141
Denso Corp.	3,400	163,052
DIC Corp.	17,000	44,616
Fuji Electric Co., Ltd.	11,000	49,178
Fuji Heavy Industries Ltd.	4,000	108,319
FUJIFILM Holdings Corp.	600	16,105
Fukuoka Financial Group, Inc.	10,000	41,076
GungHo Online Entertainment, Inc.	15,800	85,888
Gunma Bank Ltd./The	7,000	38,073
Hachijuni Bank Ltd./The	7,000	39,779
Haseko Corp.	15,600	97,555
Hino Motors Ltd.	7,000	103,671
Hiroshima Bank Ltd./The	11,000	45,928
Hitachi Capital Corp.	3,100	66,215
Hitachi Ltd.	11,000	81,423
Hokuhoku Financial Group, Inc.	72,000	138,052
Isuzu Motors Ltd.	7,000	40,192
Iyo Bank Ltd./The	4,000	38,182
Joyo Bank Ltd./The	6,000	29,906
JTEKT Corp.	3,200	47,504
Juroku Bank Ltd./The	6,000	20,922
Kansai Electric Power Co., Inc./The †	4,200	43,052
KDDI Corp.	4,200	243,873
Keiyo Bank Ltd./The	5,000	21,295
Kobe Steel Ltd.	49,000	65,025

	SHARES	VALUE (Note 2)
Japan - 32.4% (continued)
Koito Manufacturing Co., Ltd.	2,000	$33,917
Mazda Motor Corp.	12,000	53,311
Minebea Co., Ltd.	7,000	62,330
Mitsubishi Electric Corp.	17,000	191,366
Mitsubishi Motors Corp.	3,700	38,642
Mitsubishi UFJ Financial Group, Inc.	20,200	111,237
Mitsubishi UFJ Lease & Finance Co., Ltd.	24,800	121,745
Mitsui OSK Lines Ltd.	12,000	46,677
MS&AD Insurance Group Holdings	2,500	57,228
Namco Bandai Holdings, Inc.	2,400	56,927
Nippon Paint Co., Ltd.	13,000	196,839
Nippon Paper Industries Co., Ltd.	4,100	77,300
Nishi-Nippon City Bank Ltd./The	27,000	60,690
Nissan Shatai Co., Ltd.	1,000	16,771
Nomura Holdings, Inc.	17,100	109,694
NSK Ltd.	9,000	92,317
NTN Corp.	30,000	101,521
Oji Holdings Corp.	20,000	89,458
Okasan Securities Group, Inc.	21,000	176,927
Omron Corp.	4,100	169,645
ORIX Corp.	17,500	246,645
Panasonic Corp.	17,200	195,617
Renesas Electronics Corp. †	4,400	33,590
Seiko Epson Corp.	4,900	153,109
Seino Holdings Co., Ltd.	11,000	104,949
Sekisui Chemical Co., Ltd.	5,000	51,931
Seven & I Holdings Co., Ltd.	2,200	83,830
Shiga Bank Ltd./The	5,000	27,134
Shinsei Bank Ltd.	79,000	155,096
Shionogi & Co., Ltd.	1,000	18,487
Sony Corp.	600	11,428
Square Enix Holdings Co., Ltd.	4,700	96,736
Sumitomo Mitsui Financial Group, Inc.	5,500	235,752
Sumitomo Mitsui Trust Holdings, Inc.	8,000	36,196
Suzuki Motor Corp.	1,400	36,502
T&D Holdings, Inc.	16,200	192,806
Takashimaya Co., Ltd.	5,000	46,800
Tokai Tokyo Financial Holdings, Inc.	23,900	200,441
Tokyo Electric Power Co., Inc †	45,700	183,870
Tokyo Tatemono Co., Ltd.	11,000	94,252
Tosoh Corp.	25,000	96,299
TOTO Ltd.	6,000	83,171
Toyo Seikan Group Holdings Ltd.	6,800	110,355
Toyo Tire & Rubber Co., Ltd.	17,000	120,542
Toyota Motor Corp.	11,500	648,529
TS Tech Co., Ltd.	1,300	39,359
Yamaguchi Financial Group, Inc.	5,000	45,081
Yamaha Corp.	8,400	108,039
Yokohama Rubber Co., Ltd./The	4,000	37,619
Zeon Corp.	3,000	27,126

		8,150,638

Netherlands - 2.5%
Aegon NV	6,656	61,309
Heineken Holding NV	2,008	129,657
Koninklijke Ahold NV	19,494	391,503
Koninklijke Philips NV	1,615	56,815

		639,284

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2014	77

Schedule of Investments	March 31, 2014 (Unaudited)

AQR INTERNATIONAL CORE EQUITY FUND

	SHARES	VALUE (Note 2)
Norway - 0.5%
DNB ASA	3,344	$58,107
Telenor ASA	2,578	57,058

		115,165

Portugal - 0.8%
EDP - Energias de Portugal SA	29,292	135,992
Sonae	33,946	63,732

		199,724

Singapore - 1.0%
CapitaCommercial Trust REIT	3,000	3,552
ComfortDelGro Corp. Ltd.	8,000	12,654
Keppel Land Ltd.	20,000	53,538
Mapletree Commercial Trust REIT	51,000	49,577
StarHub Ltd.	4,000	13,383
Suntec Real Estate Investment Trust REIT	31,000	40,980
Yangzijiang Shipbuilding Holdings Ltd.	60,000	51,626
Yanlord Land Group Ltd.	31,000	26,430

		251,740

Spain - 5.7%
ACS Actividades de Construccion y Servicios SA	1,608	63,224
Amadeus IT Holding SA, A Shares	513	21,318
Banco Bilbao Vizcaya Argentaria SA	5,169	62,153
Banco de Sabadell SA	20,606	63,705
Banco Popular Espanol SA	15,836	119,744
Banco Santander SA	14,150	135,078
CaixaBank SA	9,807	63,128
Endesa SA	7,819	281,496
Ferrovial SA	6,840	148,276
Gas Natural SDG SA	7,094	199,579
Iberdrola SA	38,789	271,425
Repsol SA	490	12,514

		1,441,640

Sweden - 1.5%
Investor AB, B Shares	1,700	61,578
Skandinaviska Enskilda Banken AB, Class A	6,114	83,990
Telefonaktiebolaget LM Ericsson, B Shares	4,762	63,513
TeliaSonera AB	22,200	167,663

		376,744

Switzerland - 5.3%
Actelion Ltd. †	1,327	125,758
Credit Suisse Group AG †	7,037	227,774
STMicroelectronics NV	3,816	35,355
Swiss Life Holding AG †	488	120,007
Swiss Re AG †	4,789	444,487
Zurich Insurance Group AG †	1,254	385,122

		1,338,503

United Kingdom - 9.8%
AstraZeneca PLC	5,053	327,571
BAE Systems PLC	15,044	104,511
British Sky Broadcasting Group PLC	12,241	186,230
BT Group PLC	38,021	241,803
Direct Line Insurance Group PLC	21,118	83,653

	SHARES	VALUE (Note 2)
United Kingdom - 9.8% (continued)
easyJet PLC	2,185	$62,533
GKN PLC	3,403	22,173
HSBC Holdings PLC	15,916	161,156
ITV PLC	15,886	50,756
J Sainsbury PLC	31,011	163,534
Legal & General Group PLC	16,108	54,995
London Stock Exchange Group PLC	218	7,166
Marks & Spencer Group PLC	6,666	50,181
Mondi PLC	3,791	66,432
Next PLC	942	103,668
Old Mutual PLC	2,260	7,587
Prudential PLC	2,999	63,502
Rexam PLC	10,747	87,332
RSA Insurance Group PLC	28,432	42,513
Travis Perkins PLC	1,527	48,082
TUI Travel PLC	7,587	55,441
Vodafone Group PLC	110,092	404,844
Whitbread PLC	166	11,522
William Hill PLC	7,569	43,063
WPP PLC	572	11,819

		2,462,067

TOTAL COMMON STOCKS (cost $23,033,129)		24,563,104

EXCHANGE-TRADED FUNDS - 1.0%
iShares MSCI EAFE ETF (1) (cost $224,661)	3,490	234,424

RIGHTS - 0.0% (a)

Spain - 0.0% (a)
Banco Bilbao Vizcaya Argentaria SA †	5,169	1,210

United Kingdom - 0.0% (a)
RSA Insurance Group PLC †	10,662	5,955

TOTAL RIGHTS (cost $—)		7,165

MONEY MARKET FUNDS - 1.9%
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (b)
(cost $478,357)	478,357	478,357

TOTAL INVESTMENTS - 100.6% (cost $23,736,147)		25,283,050

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6%)		(149,503)

NET ASSETS - 100.0%		$25,133,547

†	Non income-producing security.
(a)	Represents less than 0.05 percent of net assets.
(b)	Represents annualized seven-day yield as of March 31, 2014.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

The accompanying notes are an integral part of these financial statements.	(Continued)

78	AQR Funds	Semi-Annual Report	March 2014

Schedule of Investments	March 31, 2014 (Unaudited)

AQR INTERNATIONAL CORE EQUITY FUND

The following abbreviations are used in portfolio descriptions:

REIT - Real Estate Investment Trust

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$4,256,561	16.9%
Consumer Staples	1,812,592	7.2
Energy	404,514	1.6
Financials	8,822,605	35.1
Health Care	569,098	2.3
Industrials	2,853,867	11.4
Information Technology	1,147,548	4.6
Materials	988,259	3.9
Mutual Fund	234,424	0.9
Telecommunication Services	2,326,946	9.3
Utilities	1,388,279	5.5
Money Market Funds	478,357	1.9

Total Investments	25,283,050	100.6
Liabilities in Excess of Other Assets	(149,503)	(0.6)

Net Assets	$25,133,547	100.0%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2014	79

Statements of Assets and Liabilities	March 31, 2014 (Unaudited)

	AQR GLOBAL EQUITY FUND	AQR INTERNATIONAL EQUITY FUND	AQR EMERGING DEFENSIVE EQUITY FUND
ASSETS:
Investments in securities, at cost	$221,406,435	$686,995,055	$49,054,350

Investments in securities, at value	$284,145,840	$831,219,663	$49,570,305
Cash	2,064	—	—
Foreign currency, at value	695,817	3,377,857	142,551
Due from brokers	3,622,938	13,299,558	—
Unrealized appreciation on forward foreign currency exchange contracts	262,320	1,499,759	—
Unrealized appreciation on futures contracts	606,283	1,881,315	—
Receivables:
Securities sold	—	1,235,149	289,521
Foreign tax reclaim	704,883	1,641,992	—
Dividends and interest	504,529	3,094,682	128,578
Capital shares sold	6,928	105,534	25,295
Prepaid expenses	43,627	86,512	11,058
Total Assets	290,595,229	857,442,021	50,167,308
LIABILITIES:
Due to brokers	320,000	1,560,000	—
Swaps, at value	475,650	1,404,768	—
Payables:
Securities purchased	—	—	1,395,581
Accrued Investment advisory fees	94,136	324,982	11,136
Accrued Shareholder servicing fees	13,599	90,954	5,698
Accrued Distribution fees—Class N	262	7,693	408
Capital shares redeemed	—	26,855	9,357
Other accrued expenses and liabilities	152,108	262,342	61,276
Total Liabilities	1,055,755	3,677,594	1,483,456
Net Assets	$289,539,474	$853,764,427	$48,683,852

NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares)	$215,631,516	$683,320,487	$48,777,714
Undistributed (accumulated) net investment income (loss)	301,568	3,747,707	62,969
Undistributed (accumulated) net realized gain (loss)	10,142,809	20,399,401	(676,612)
Net unrealized appreciation (depreciation)	63,463,581	146,296,832	519,781
Net Assets	$289,539,474	$853,764,427	$48,683,852

NET ASSETS:
Class I	$2,189,062	$243,897,731	$46,733,596
Class N	1,224,583	36,641,612	1,950,256
Class R6	75,479,591	121,074,080	—
Class Y	210,646,238	452,151,004	—
SHARES OUTSTANDING:
Class I	247,446	21,046,426	4,604,114
Class N	139,145	3,110,471	192,098
Class R6	8,500,956	9,937,843	—
Class Y	23,708,830	37,080,983	—
NET ASSET VALUE AND PUBLIC OFFERING PRICE PER SHARE:
Class I	$8.85	$11.59	$10.15
Class N	$8.80	$11.78	$10.15
Class R6	$8.88	$12.18	—
Class Y	$8.88	$12.19	—

Foreign currency at cost of $691,043, $3,363,345 and $140,057, respectively.

The accompanying notes are an integral part of these financial statements.

80	AQR Funds	Semi-Annual Report	March 2014

Statements of Assets and Liabilities	March 31, 2014 (Unaudited)

	AQR INTERNATIONAL DEFENSIVE EQUITY FUND	AQR U.S. DEFENSIVE EQUITY FUND
ASSETS:
Investments in securities, at cost	$24,395,738	$208,685,715

Investments in securities, at value	$26,191,864	$228,109,144
Foreign currency, at value	116,032	—
Due from brokers	—	290,023
Unrealized appreciation on futures contracts	—	2,874
Receivables:
Securities sold	173,663	—
Foreign tax reclaim	11,688	—
Dividends and interest	114,903	315,186
Capital shares sold	45,168	139,098
Due from Investment Advisor	718	—
Prepaid expenses	9,150	15,057
Total Assets	26,663,186	228,871,382
LIABILITIES:
Payables:
Securities purchased	277,864	—
Accrued Investment advisory fees	—	25,132
Accrued Shareholder servicing fees	—	28,858
Accrued Distribution fees—Class N	340	5,371
Capital shares redeemed	61,910	100,282
Other accrued expenses and liabilities	67,101	138,787
Total Liabilities	407,215	298,430
Net Assets	$26,255,971	$228,572,952

NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares)	$24,281,965	$206,628,888
Undistributed (accumulated) net investment income (loss)	180,792	818,088
Undistributed (accumulated) net realized gain (loss)	(4,944)	1,699,673
Net unrealized appreciation (depreciation)	1,798,158	19,426,303
Net Assets	$26,255,971	$228,572,952

NET ASSETS:
Class I	$24,942,022	$203,009,719
Class N	1,313,949	25,563,233
SHARES OUTSTANDING:
Class I	2,048,231	15,123,321
Class N	107,903	1,905,132
NET ASSET VALUE AND PUBLIC OFFERING PRICE PER SHARE:
Class I	$12.18	$13.42
Class N	$12.18	$13.42

Foreign currency at cost of $115,090 and $—, respectively.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2014	81

Statements of Assets and Liabilities	March 31, 2014 (Unaudited)

	AQR MOMENTUM FUND	AQR SMALL CAP MOMENTUM FUND	AQR INTERNATIONAL MOMENTUM FUND
ASSETS:
Investments in securities, at cost	$791,656,803	$243,301,497	$285,544,773

Investments in securities, at value	$975,280,286	$300,789,392	$318,602,045
Foreign currency, at value	482	—	858,131
Due from brokers	179,924	110,105	37,163
Unrealized appreciation on futures contracts	—	—	14,999
Receivables:
Securities sold	52,940,330	18,072,201	18,046,856
Foreign tax reclaim	—	—	220,144
Dividends and interest	559,846	82,846	1,163,294
Capital shares sold	787,232	132,724	162,030
Prepaid expenses	59,469	33,917	36,645
Total Assets	1,029,807,569	319,221,185	339,141,307
LIABILITIES:
Due to custodian	—	—	1,776
Unrealized depreciation on futures contracts	8,453	27,447	—
Payables:
Securities purchased	62,454,916	20,871,838	21,390,625
Accrued Investment advisory fees	167,006	87,426	81,612
Accrued Shareholder servicing fees	124,833	38,596	39,668
Accrued Distribution fees—Class N	16,479	1,362	8,655
Capital shares redeemed	536,066	167,188	112,226
Other accrued expenses and liabilities	332,287	128,807	205,582
Total Liabilities	63,640,040	21,322,664	21,840,144
Net Assets	$966,167,529	$297,898,521	$317,301,163

NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares)	$727,372,637	$214,618,873	$282,216,082
Undistributed (accumulated) net investment income (loss)	1,145,857	(96,111)	509,738
Undistributed (accumulated) net realized gain (loss)	54,033,948	25,915,311	1,502,541
Net unrealized appreciation (depreciation)	183,615,087	57,460,448	33,072,802
Net Assets	$966,167,529	$297,898,521	$317,301,163

NET ASSETS:
Class L	$890,240,121	$291,517,285	$276,450,303
Class N	75,927,408	6,381,236	40,850,860
SHARES OUTSTANDING:
Class L	42,344,359	12,908,316	17,979,814
Class N	3,614,055	283,442	2,663,568
NET ASSET VALUE AND PUBLIC OFFERING PRICE PER SHARE:
Class L	$21.02	$22.58	$15.38
Class N	$21.01	$22.51	$15.34

Foreign currency at cost of $425, $— and $853,861, respectively.

The accompanying notes are an integral part of these financial statements.

82	AQR Funds	Semi-Annual Report	March 2014

Statements of Assets and Liabilities	March 31, 2014 (Unaudited)

	AQR TAX-MANAGED MOMENTUM FUND	AQR TAX-MANAGED SMALL CAP MOMENTUM FUND	AQR TAX-MANAGED INTERNATIONAL MOMENTUM FUND
ASSETS:
Investments in securities, at cost	$64,283,530	$10,685,884	$59,102,958

Investments in securities, at value	$69,826,439	$12,707,708	$61,675,381
Foreign currency, at value	—	—	151,187
Receivables:
Securities sold	8,629,803	1,498,931	7,598,720
Foreign tax reclaim	—	—	8,240
Dividends and interest	49,100	3,060	209,779
Capital shares sold	439,108	33,423	388,444
Due from Investment Advisor	—	1,496	—
Prepaid expenses	16,495	15,596	16,452
Total Assets	78,960,945	14,260,214	70,048,203
LIABILITIES:
Payables:
Securities purchased	9,453,454	1,497,629	7,805,195
Accrued Investment advisory fees	10,534	—	13,755
Accrued Shareholder servicing fees	8,681	—	7,570
Accrued Distribution fees—Class N	28	29	24
Capital shares redeemed	815	—	404
Other accrued expenses and liabilities	45,644	43,203	63,745
Total Liabilities	9,519,156	1,540,861	7,890,693
Net Assets	$69,441,789	$12,719,353	$62,157,510

NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares)	$63,549,772	$10,480,775	$59,696,058
Undistributed (accumulated) net investment income (loss)	83,704	(1,308)	209,203
Undistributed (accumulated) net realized gain (loss)	265,404	218,062	(318,743)
Net unrealized appreciation (depreciation)	5,542,909	2,021,824	2,570,992
Net Assets	$69,441,789	$12,719,353	$62,157,510

NET ASSETS:
Class L	$69,312,739	$12,586,405	$62,041,955
Class N	129,050	132,948	115,555
SHARES OUTSTANDING:
Class L	4,591,149	792,586	4,605,591
Class N	8,557	8,387	8,584
NET ASSET VALUE AND PUBLIC OFFERING PRICE PER SHARE:
Class L	$15.10	$15.88	$13.47
Class N	$15.08	$15.85	$13.46

Foreign currency at cost of $—, $— and $150,406, respectively.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2014	83

Statements of Assets and Liabilities	March 31, 2014 (Unaudited)

	AQR CORE EQUITY FUND	AQR SMALL CAP CORE EQUITY FUND	AQR INTERNATIONAL CORE EQUITY FUND
ASSETS:
Investments in securities, at cost	$53,759,188	$5,953,003	$23,736,147

Investments in securities, at value	$59,329,492	$6,848,922	$25,283,050
Cash	—	—	135
Foreign currency, at value	—	—	63,205
Receivables:
Securities sold	3,694,971	508,412	1,690,568
Foreign tax reclaim	—	—	6,281
Dividends and interest	50,189	3,387	128,228
Capital shares sold	508,840	10,436	220,851
Due from Investment Advisor	—	7,537	5,170
Prepaid expenses	26,675	24,412	24,636
Total Assets	63,610,167	7,403,106	27,422,124
LIABILITIES:
Payables:
Securities purchased	4,121,678	505,483	2,223,139
Accrued Investment advisory fees	402	—	—
Accrued Shareholder servicing fees	7,379	—	—
Accrued Distribution fees—Class N	1,006	486	545
Capital shares redeemed	132,230	—	—
Other accrued expenses and liabilities	72,231	59,711	64,893
Total Liabilities	4,334,926	565,680	2,288,577
Net Assets	$59,275,241	$6,837,426	$25,133,547

NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares)	$53,634,839	$5,921,051	$23,173,375
Undistributed (accumulated) net investment income (loss)	145,771	2,365	118,894
Undistributed (accumulated) net realized gain (loss)	(75,673)	18,091	294,934
Net unrealized appreciation (depreciation)	5,570,304	895,919	1,546,344
Net Assets	$59,275,241	$6,837,426	$25,133,547

NET ASSETS:
Class L	$55,430,899	$4,560,901	$22,540,690
Class N	3,844,342	2,276,525	2,592,857
SHARES OUTSTANDING:
Class L	4,369,044	350,921	1,942,021
Class N	303,367	175,435	223,547
NET ASSET VALUE AND PUBLIC OFFERING PRICE PER SHARE:
Class L	$12.69	$13.00	$11.61
Class N	$12.67	$12.98	$11.60

Foreign currency at cost of $—, $— and $63,146, respectively.

The accompanying notes are an integral part of these financial statements.

84	AQR Funds	Semi-Annual Report	March 2014

Statements of Operations	March 31, 2014 (Unaudited)

	AQR GLOBAL EQUITY FUND	AQR INTERNATIONAL EQUITY FUND	AQR EMERGING DEFENSIVE EQUITY FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2014	FOR THE SIX MONTHS ENDED MARCH 31, 2014	FOR THE SIX MONTHS ENDED MARCH 31, 2014
INVESTMENT INCOME:
Dividend income†	$2,798,267	$10,454,573	$420,572
Total Income	2,798,267	10,454,573	420,572

EXPENSES:
Investment advisory fees	539,813	1,878,326	120,126
Shareholder servicing fees	24,095	450,276	44,241
Custody, administration & accounting fees	90,454	182,023	25,237
Legal fees	17,636	23,632	4,379
Audit & tax fees	30,429	29,604	26,423
Shareholder reporting fees	11,886	36,622	1,879
Transfer agent fees	9,293	94,791	16,777
Trustee fees	6,800	17,594	692
Distribution fees—Class N	1,232	43,402	3,916
Interest expense	2,245	—	—
Recoupment of waiver	—	21,363	—
Registration fees	13,526	14,154	14,924
Pricing fee	10,643	9,457	7,523
Other fees	13,152	26,082	4,000
Total Expenses	771,204	2,827,326	270,117

Less fee waivers and/or reimbursements	(12,769)	—	(80,125)
Net Expenses	758,435	2,827,326	189,992
Net Investment Income (Loss)	2,039,832	7,627,247	230,580

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
Net realized gain (loss) from:
Investments in securities	21,042,465	32,102,310	(305,496)
Foreign currency and foreign currency transactions	3	(55,341)	(16,871)
Forward foreign currency exchange contracts	1,357,849	(736,811)	—
Futures contracts	457,629	(3,148,668)	—
Swap contracts	(32,660)	(886,720)	—
Net realized gain (loss)	22,825,286	27,274,770	(322,367)

Net change in unrealized appreciation (depreciation) on:
Investments in securities	4,315,551	19,584,153	21,960
Foreign currency and foreign currency translations	(24,014)	(9,459)	3,054
Forward foreign currency exchange contracts	460,502	2,416,270	—
Futures contracts	437,840	1,291,034	—
Swap contracts	(486,545)	(1,450,548)	—
Net change in unrealized appreciation (depreciation)	4,703,334	21,831,450	25,014
Net realized gain (loss) and change in unrealized appreciation (depreciation)	27,528,620	49,106,220	(297,353)
Net increase (decrease) in net assets resulting from operations	$29,568,452	$56,733,467	($66,773)

† Net of foreign taxes withheld of	$89,979	$624,312	$33,187

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2014	85

Statements of Operations	March 31, 2014 (Unaudited)

	AQR INTERNATIONAL DEFENSIVE EQUITY FUND	AQR U.S. DEFENSIVE EQUITY FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2014	FOR THE SIX MONTHS ENDED MARCH 31, 2014
INVESTMENT INCOME:
Dividend income†	$320,524	$2,043,067
Total Income	320,524	2,043,067

EXPENSES:
Investment advisory fees	43,570	290,605
Shareholder servicing fees	24,291	220,268
Custody, administration & accounting fees	17,218	36,967
Legal fees	911	594
Audit & tax fees	26,423	19,603
Shareholder reporting fees	1,680	7,273
Transfer agent fees	19,382	111,595
Trustee fees	408	3,552
Distribution fees—Class N	1,833	29,237
Registration fees	14,866	15,803
Pricing fee	7,584	800
Other fees	2,101	13,121
Total Expenses	160,267	749,418

Less fee waivers and/or reimbursements	(84,149)	(212,195)
Net Expenses	76,118	537,223
Net Investment Income (Loss)	244,406	1,505,844

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
Net realized gain (loss) from:
Investments in securities	57,830	859,271
Foreign currency and foreign currency transactions	1,220	—
Futures contracts	—	1,136,034
Net realized gain (loss)	59,050	1,995,305

Net change in unrealized appreciation (depreciation) on:
Investments in securities	816,081	17,648,258
Foreign currency and foreign currency translations	627	—
Futures contracts	—	73,938
Net change in unrealized appreciation (depreciation)	816,708	17,722,196
Net realized gain (loss) and change in unrealized appreciation (depreciation)	875,758	19,717,501
Net increase (decrease) in net assets resulting from operations	$1,120,164	$21,223,345

† Net of foreign taxes withheld of	$21,352	$—

The accompanying notes are an integral part of these financial statements.

86	AQR Funds	Semi-Annual Report	March 2014

Statements of Operations	March 31, 2014 (Unaudited)

	AQR MOMENTUM FUND	AQR SMALL CAP MOMENTUM FUND	AQR INTERNATIONAL MOMENTUM FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2014	FOR THE SIX MONTHS ENDED MARCH 31, 2014	FOR THE SIX MONTHS ENDED MARCH 31, 2014
INVESTMENT INCOME:
Dividend income†	$4,563,424	$1,099,446	$2,856,421
Total Income	4,563,424	1,099,446	2,856,421

EXPENSES:
Investment advisory fees	1,128,780	487,950	510,577
Shareholder servicing fees	677,271	209,122	218,820
Custody, administration & accounting fees	135,668	50,893	68,153
Legal fees	19,872	6,321	6,045
Audit & tax fees	20,761	20,850	28,197
Shareholder reporting fees	60,041	12,209	33,993
Transfer agent fees	378,745	105,133	146,544
Trustee fees	17,764	5,430	5,534
Distribution fees—Class N	93,728	4,846	51,673
Pricing fee	2,126	6,137	9,855
Other fees	58,745	30,114	32,420
Total Expenses	2,593,501	939,005	1,111,811

Less fee waivers and/or reimbursements	(275,674)	(24,517)	(108,597)
Net Expenses	2,317,827	914,488	1,003,214
Net Investment Income (Loss)	2,245,597	184,958	1,853,207

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
Net realized gain (loss) from:
Investments in securities	62,698,999	25,947,084	5,348,224
Foreign currency and foreign currency transactions	—	—	(32,636)
Futures contracts	1,476,841	(57,989)	415,486
Net realized gain (loss)	64,175,840	25,889,095	5,731,074

Net change in unrealized appreciation (depreciation) on:
Investments in securities	33,873,000	803,094	(1,658,507)
Foreign currency and foreign currency translations	9	—	(15,838)
Futures contracts	190,224	(40,503)	35,356
Net change in unrealized appreciation (depreciation)	34,063,233	762,591	(1,638,989)
Net realized gain (loss) and change in unrealized appreciation (depreciation)	98,239,073	26,651,686	4,092,085
Net increase (decrease) in net assets resulting from operations	$100,484,670	$26,836,644	$5,945,292

† Net of foreign taxes withheld of	$—	$1,255	$220,203

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2014	87

Statements of Operations	March 31, 2014 (Unaudited)

	AQR TAX-MANAGED MOMENTUM FUND	AQR TAX-MANAGED SMALL CAP MOMENTUM FUND	AQR TAX-MANAGED INTERNATIONAL MOMENTUM FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2014	FOR THE SIX MONTHS ENDED MARCH 31, 2014	FOR THE SIX MONTHS ENDED MARCH 31, 2014
INVESTMENT INCOME:
Dividend income†	$261,728	$38,368	$424,635
Total Income	261,728	38,368	424,635

EXPENSES:
Investment advisory fees	70,043	19,351	86,627
Shareholder servicing fees	35,021	7,257	32,485
Custody, administration & accounting fees	8,595	5,889	15,257
Legal fees	259	141	580
Audit & tax fees	20,761	20,850	28,197
Shareholder reporting fees	2,350	2,511	3,144
Transfer agent fees	15,132	9,046	10,567
Trustee fees	702	168	630
Distribution fees—Class N	156	161	142
Registration fees	8,512	8,476	8,503
Pricing fee	1,583	5,523	9,832
Other fees	3,066	1,116	3,138
Total Expenses	166,180	80,489	199,102

Less fee waivers and/or reimbursements	(39,494)	(46,459)	(46,974)
Net Expenses	126,686	34,030	152,128
Net Investment Income (Loss)	135,042	4,338	272,507

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
Net realized gain (loss) from:
Investments in securities	396,457	234,548	(143,961)
Foreign currency and foreign currency transactions	—	—	(11,349)
Net realized gain (loss)	396,457	234,548	(155,310)

Net change in unrealized appreciation (depreciation) on:
Investments in securities	3,777,687	533,412	1,283,471
Foreign currency and foreign currency translations	—	—	(2,203)
Net change in unrealized appreciation (depreciation)	3,777,687	533,412	1,281,268
Net realized gain (loss) and change in unrealized appreciation (depreciation)	4,174,144	767,960	1,125,958
Net increase (decrease) in net assets resulting from operations	$4,309,186	$772,298	$1,398,465

† Net of foreign taxes withheld of	$73	$92	$40,895

The accompanying notes are an integral part of these financial statements.

88	AQR Funds	Semi-Annual Report	March 2014

Statements of Operations	March 31, 2014 (Unaudited)

	AQR CORE EQUITY FUND	AQR SMALL CAP CORE EQUITY FUND	AQR INTERNATIONAL CORE EQUITY FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2014	FOR THE SIX MONTHS ENDED MARCH 31, 2014	FOR THE SIX MONTHS ENDED MARCH 31, 2014
INVESTMENT INCOME:
Dividend income†	$342,805	$31,389	$243,008
Total Income	342,805	31,389	243,008

EXPENSES:
Investment advisory fees	62,323	11,640	41,567
Shareholder servicing fees	31,161	3,879	15,588
Custody, administration & accounting fees	12,312	5,027	19,049
Legal fees	420	1,844	71
Audit & tax fees	19,219	19,219	25,315
Shareholder reporting fees	11,782	11,352	10,873
Transfer agent fees	26,971	10,317	17,124
Trustee fees	631	83	363
Distribution fees—Class N	5,199	2,569	3,044
Registration fees	20,699	20,642	20,484
Pricing fee	1,080	2,921	6,971
Other fees	3,729	2,043	2,943
Total Expenses	195,526	91,536	163,392

Less fee waivers and/or reimbursements	(77,803)	(69,560)	(87,597)
Net Expenses	117,723	21,976	75,795
Net Investment Income (Loss)	225,082	9,413	167,213

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
Net realized gain (loss) from:
Investments in securities	16,461	42,960	371,109
Foreign currency and foreign currency transactions	—	—	(4,020)
Net realized gain (loss)	16,461	42,960	367,089

Net change in unrealized appreciation (depreciation) on:
Investments in securities	5,000,463	456,739	184,850
Foreign currency and foreign currency translations	—	—	(1,228)
Net change in unrealized appreciation (depreciation)	5,000,463	456,739	183,622
Net realized gain (loss) and change in unrealized appreciation (depreciation)	5,016,924	499,699	550,711
Net increase (decrease) in net assets resulting from operations	$5,242,006	$509,112	$717,924

† Net of foreign taxes withheld of	$—	$47	$22,762

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2014	89

Statements of Changes in Net Assets	March 31, 2014

	AQR GLOBAL EQUITY FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2014 (Unaudited)		FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2013	FOR THE YEAR ENDED DECEMBER 31, 2012
OPERATIONS:
Net investment income (loss)	$2,039,832		$6,479,138	$9,761,325
Net realized gain (loss)	22,825,286		87,934,210	25,951,075
Net change in unrealized appreciation (depreciation)	4,703,334		(13,593,493)	42,326,765
Net increase (decrease) in net assets resulting from operations	29,568,452		80,819,855	78,039,165

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(36,899)		—	(44,921)
Class N	(18,310)		—	(39,465)
Class Y	(7,647,702)		—	(13,830,600)
Total	(7,702,911)		—	(13,914,986)
Net realized gain:
Class I	(501,061)		—	(36,801)
Class N	(279,116)		—	(34,857)
Class Y	(95,565,434)		—	(9,350,410)
Total	(96,345,611)		—	(9,422,068)
Total distributions	(104,048,522)		—	(23,337,054)

CAPITAL TRANSACTIONS:
CLASS I
Proceeds from shares sold	866,962		556,237	289,737
Reinvestment of distributions	537,960		—	81,722
Cost of shares redeemed	(109,556)		(62,999)	(2,120,396)
Net increase (decrease) from capital transactions	1,295,366		493,238	(1,748,937)
CLASS N
Proceeds from shares sold	652,052		920,019	73,666
Reinvestment of distributions	297,426		—	74,323
Cost of shares redeemed	(227,240)		(804,396)	(1,850,280)
Net increase (decrease) from capital transactions	722,238		115,623	(1,702,291)
CLASS R6
Proceeds from shares sold	72,600,000	(a)	—	—
Net increase (decrease) from capital transactions	72,600,000		—	—
CLASS Y
Reinvestment of distributions	103,213,136		—	23,181,009
Cost of shares redeemed	(70,579,444)		(300,588,116)	(659,771)
Redemption fees	70,534		300,588	4
Net increase (decrease) from capital transactions	32,704,226		(300,287,528)	22,521,242
Net increase (decrease) in net assets resulting from capital transactions	107,321,830		(299,678,667)	19,070,014
Total increase (decrease) in net assets	32,841,760		(218,858,812)	73,772,125

NET ASSETS:
Beginning of period	256,697,714		475,556,526	401,784,401
End of period	$289,539,474		$256,697,714	$475,556,526

Undistributed accumulated net investment income (loss)	$301,568		$5,964,647	$(575,224)

The accompanying notes are an integral part of these financial statements.

90	AQR Funds	Semi-Annual Report	March 2014

Statements of Changes in Net Assets	March 31, 2014

	AQR GLOBAL EQUITY FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2014 (Unaudited)		FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2013	FOR THE YEAR ENDED DECEMBER 31, 2012
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period	94,701		55,196	210,532
Shares sold	101,129		44,377	25,557
Shares issued on reinvestment of distributions	63,067		—	7,336
Shares redeemed	(11,451)		(4,872)	(188,229)
Shares outstanding, end of period	247,446		94,701	55,196
CLASS N
Shares outstanding, beginning of period	53,682		45,729	202,461
Shares sold	72,940		71,457	6,817
Shares issued on reinvestment of distributions	35,033		—	6,690
Shares redeemed	(22,510)		(63,504)	(170,239)
Shares outstanding, end of period	139,145		53,682	45,729
CLASS R6
Shares outstanding, beginning of period	—	(a)	—	—
Shares sold	8,500,956		—	—
Shares outstanding, end of period	8,500,956		—	—
CLASS Y
Shares outstanding, beginning of period	19,044,183		41,798,875	39,780,661
Shares issued on reinvestment of distributions	12,057,609		—	2,080,881
Shares redeemed	(7,392,962)		(22,754,692)	(62,667)
Shares outstanding, end of period	23,708,830		19,044,183	41,798,875

(a)	Commencement of offering class of shares effective January 8, 2014.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2014	91

Statements of Changes in Net Assets	March 31, 2014

	AQR INTERNATIONAL EQUITY FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2014 (Unaudited)		FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2013	FOR THE YEAR ENDED DECEMBER 31, 2012
OPERATIONS:
Net investment income (loss)	$7,627,247		$13,227,742	$14,157,497
Net realized gain (loss)	27,274,770		66,228,657	14,380,448
Net change in unrealized appreciation (depreciation)	21,831,450		35,002,292	96,501,940
Net increase (decrease) in net assets resulting from operations	56,733,467		114,458,691	125,039,885

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(4,237,446)		—	(6,044,927)
Class N	(546,390)		—	(442,708)
Class Y	(10,825,380)		—	(14,968,277)
Total	(15,609,216)		—	(21,455,912)
Net realized gain:
Class I	(16,832,213)		—	—
Class N	(2,380,187)		—	—
Class Y	(37,157,362)		—	—
Total	(56,369,762)		—	—
Total distributions	(71,978,978)		—	(21,455,912)

CAPITAL TRANSACTIONS:
CLASS I
Proceeds from shares sold	33,674,130		47,657,715	56,017,676
Reinvestment of distributions	18,517,233		—	5,225,139
Cost of shares redeemed	(45,168,201)		(35,227,017)	(33,350,378)
Net increase (decrease) from capital transactions	7,023,162		12,430,698	27,892,437
CLASS N
Proceeds from shares sold	5,232,359		17,853,305	15,872,803
Reinvestment of distributions	2,900,390		—	442,505
Cost of shares redeemed	(2,787,453)		(5,035,043)	(3,715,733)
Net increase (decrease) from capital transactions	5,345,296		12,818,262	12,599,575
CLASS R6
Proceeds from shares sold	118,825,038	(a)	—	—
Net increase (decrease) from capital transactions	118,825,038		—	—
CLASS Y
Proceeds from shares sold	—		19,000,000	45,779,910
Reinvestment of distributions	47,982,742		—	14,968,276
Cost of shares redeemed	(127,350,038)		(28,692,000)	(5,836,872)
Redemption fees	23,625		47,504	32,284
Net increase (decrease) from capital transactions	(79,343,671)		(9,644,496)	54,943,598
Net increase (decrease) in net assets resulting from capital transactions	51,849,825		15,604,464	95,435,610
Total increase (decrease) in net assets	36,604,314		130,063,155	199,019,583

NET ASSETS:
Beginning of period	817,160,113		687,096,958	488,077,375
End of period	$853,764,427		$817,160,113	$687,096,958

Undistributed accumulated net investment income (loss)	$3,747,707		$11,729,676	$(1,607,306)

The accompanying notes are an integral part of these financial statements.

92	AQR Funds	Semi-Annual Report	March 2014

Statements of Changes in Net Assets	March 31, 2014

	AQR INTERNATIONAL EQUITY FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2014 (Unaudited)		FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2013	FOR THE YEAR ENDED DECEMBER 31, 2012
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period	20,333,041		19,233,566	16,066,790
Shares sold	2,850,964		4,223,416	6,218,133
Shares issued on reinvestment of distributions	1,641,599		—	524,610
Shares redeemed	(3,779,178)		(3,123,941)	(3,575,967)
Shares outstanding, end of period	21,046,426		20,333,041	19,233,566
CLASS N
Shares outstanding, beginning of period	2,654,916		1,492,563	133,174
Shares sold	436,516		1,609,233	1,698,841
Shares issued on reinvestment of distributions	252,647		—	43,639
Shares redeemed	(233,608)		(446,880)	(383,091)
Shares outstanding, end of period	3,110,471		2,654,916	1,492,563
CLASS R6
Shares outstanding, beginning of period	—	(a)	—	—
Shares sold	9,937,843		—	—
Shares outstanding, end of period	9,937,843		—	—
CLASS Y
Shares outstanding, beginning of period	43,655,846		44,308,341	38,834,729
Shares sold	—		1,693,405	4,631,152
Shares issued on reinvestment of distributions	4,045,762		—	1,436,495
Shares redeemed	(10,620,625)		(2,345,900)	(594,035)
Shares outstanding, end of period	37,080,983		43,655,846	44,308,341

(a)	Commencement of offering class of shares effective January 8, 2014.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2014	93

Statements of Changes in Net Assets	March 31, 2014

	AQR EMERGING DEFENSIVE EQUITY FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2014 (Unaudited)	FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2013	FOR THE PERIOD 7/09/12*-12/31/12
OPERATIONS:
Net investment income (loss)	$230,580	$240,274	$49,290
Net realized gain (loss)	(322,367)	(381,061)	3,764
Net change in unrealized appreciation (depreciation)	25,014	(16,957)	511,724
Net increase (decrease) in net assets resulting from operations	(66,773)	(157,744)	564,778

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(351,636)	—	(34,222)
Class N	(27,047)	—	(9,990)
Total	(378,683)	—	(44,212)
Net realized gain:
Class I	(270)	—	(11,427)
Class N	(26)	—	(4,811)
Total	(296)	—	(16,238)
Total distributions	(378,979)	—	(60,450)

CAPITAL TRANSACTIONS:
CLASS I
Proceeds from shares sold	25,318,071	28,306,131	5,666,656
Reinvestment of distributions	351,906	—	45,649
Cost of shares redeemed	(8,199,503)	(4,122,651)	(689,457)
Net increase (decrease) from capital transactions	17,470,474	24,183,480	5,022,848
CLASS N
Proceeds from shares sold	1,669,496	1,889,158	1,857,059
Reinvestment of distributions	27,073	—	14,801
Cost of shares redeemed	(2,102,687)	(1,056,166)	(192,516)
Net increase (decrease) from capital transactions	(406,118)	832,992	1,679,344
Net increase (decrease) in net assets resulting from capital transactions	17,064,356	25,016,472	6,702,192
Total increase (decrease) in net assets	16,618,604	24,858,728	7,206,520

NET ASSETS:
Beginning of period	32,065,248	7,206,520	—
End of period	$48,683,852	$32,065,248	$7,206,520

Undistributed accumulated net investment income (loss)	$62,969	$211,072	$4,259

CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period	2,870,660	494,839	—
Shares sold	2,534,080	2,752,761	556,121
Shares issued on reinvestment of distributions	35,261	—	4,278
Shares redeemed	(835,887)	(376,940)	(65,560)
Shares outstanding, end of period	4,604,114	2,870,660	494,839
CLASS N
Shares outstanding, beginning of period	252,784	165,019	—
Shares sold	162,824	184,245	181,889
Shares issued on reinvestment of distributions	2,710	—	1,386
Shares redeemed	(226,220)	(96,480)	(18,256)
Shares outstanding, end of period	192,098	252,784	165,019

*	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

94	AQR Funds	Semi-Annual Report	March 2014

Statements of Changes in Net Assets	March 31, 2014

	AQR INTERNATIONAL DEFENSIVE EQUITY FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2014 (Unaudited)	FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2013	FOR THE PERIOD 7/09/12*-12/31/12
OPERATIONS:
Net investment income (loss)	$244,406	$237,520	$33,252
Net realized gain (loss)	59,050	170,189	16,279
Net change in unrealized appreciation (depreciation)	816,708	737,068	244,382
Net increase (decrease) in net assets resulting from operations	1,120,164	1,144,777	293,913

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(298,045)	—	(26,339)
Class N	(20,141)	—	(3,918)
Total	(318,186)	—	(30,257)
Net realized gain:
Class I	(203,528)	—	(16,369)
Class N	(15,609)	—	(4,353)
Total	(219,137)	—	(20,722)
Total distributions	(537,323)	—	(50,979)

CAPITAL TRANSACTIONS:
CLASS I
Proceeds from shares sold	8,167,795	11,923,132	7,216,220
Reinvestment of distributions	501,573	—	42,708
Cost of shares redeemed	(1,910,398)	(701,166)	(2,065,477)
Net increase (decrease) from capital transactions	6,758,970	11,221,966	5,193,451
CLASS N
Proceeds from shares sold	570,636	349,021	1,791,100
Reinvestment of distributions	35,750	—	8,271
Cost of shares redeemed	(475,720)	(148,571)	(1,019,455)
Net increase (decrease) from capital transactions	130,666	200,450	779,916
Net increase (decrease) in net assets resulting from capital transactions	6,889,636	11,422,416	5,973,367
Total increase (decrease) in net assets	7,472,477	12,567,193	6,216,301

NET ASSETS:
Beginning of period	18,783,494	6,216,301	—
End of period	$26,255,971	$18,783,494	$6,216,301

Undistributed accumulated net investment income (loss)	$180,792	$254,572	$(143)

CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period	1,483,573	502,748	—
Shares sold	682,535	1,042,623	693,168
Shares issued on reinvestment of distributions	42,833	—	4,014
Shares redeemed	(160,710)	(61,798)	(194,434)
Shares outstanding, end of period	2,048,231	1,483,573	502,748
CLASS N
Shares outstanding, beginning of period	97,048	79,543	—
Shares sold	47,607	31,111	174,715
Shares issued on reinvestment of distributions	3,053	—	776
Shares redeemed	(39,805)	(13,606)	(95,948)
Shares outstanding, end of period	107,903	97,048	79,543

*	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2014	95

Statements of Changes in Net Assets	March 31, 2014

	AQR U.S. DEFENSIVE EQUITY FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2014 (Unaudited)	FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2013	FOR THE PERIOD 7/09/12*-12/31/12
OPERATIONS:
Net investment income (loss)	$1,505,844	$597,018	$44,795
Net realized gain (loss)	1,995,305	377,383	(2,179)
Net change in unrealized appreciation (depreciation)	17,722,196	1,670,664	33,443
Net increase (decrease) in net assets resulting from operations	21,223,345	2,645,065	76,059

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(1,166,110)	—	(40,855)
Class N	(124,307)	—	(1,691)
Total	(1,290,417)	—	(42,546)
Net realized gain:
Class I	(590,291)	—	(4,695)
Class N	(75,618)	—	(316)
Total	(665,909)	—	(5,011)
Total distributions	(1,956,326)	—	(47,557)

CAPITAL TRANSACTIONS:
CLASS I
Proceeds from shares sold	37,129,798	147,844,332	8,863,968
Reinvestment of distributions	1,756,401	—	45,549
Cost of shares redeemed	(8,616,426)	(2,400,295)	(1,076,018)
Net increase (decrease) from capital transactions	30,269,773	145,444,037	7,833,499
CLASS N
Proceeds from shares sold	3,749,516	23,011,456	1,421,979
Reinvestment of distributions	199,925	—	2,007
Cost of shares redeemed	(1,309,548)	(2,967,021)	(1,023,257)
Net increase (decrease) from capital transactions	2,639,893	20,044,435	400,729
Net increase (decrease) in net assets resulting from capital transactions	32,909,666	165,488,472	8,234,228
Total increase (decrease) in net assets	52,176,685	168,133,537	8,262,730

NET ASSETS:
Beginning of period	176,396,267	8,262,730	—
End of period	$228,572,952	$176,396,267	$8,262,730

Undistributed accumulated net investment income (loss)	$818,088	$602,661	$5,727

CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period	12,763,386	771,572	—
Shares sold	2,887,424	12,202,553	872,439
Shares issued on reinvestment of distributions	135,525	—	4,479
Shares redeemed	(663,014)	(210,739)	(105,346)
Shares outstanding, end of period	15,123,321	12,763,386	771,572
CLASS N
Shares outstanding, beginning of period	1,700,634	41,347	—
Shares sold	290,131	1,912,085	141,350
Shares issued on reinvestment of distributions	15,426	—	197
Shares redeemed	(101,059)	(252,798)	(100,200)
Shares outstanding, end of period	1,905,132	1,700,634	41,347

*	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

96	AQR Funds	Semi-Annual Report	March 2014

Statements of Changes in Net Assets	March 31, 2014

	AQR MOMENTUM FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2014 (Unaudited)	FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2013	FOR THE YEAR ENDED DECEMBER 31, 2012
OPERATIONS:
Net investment income (loss)	$2,245,597	$4,308,786	$7,340,127
Net realized gain (loss)	64,175,840	34,824,237	13,466,529
Net change in unrealized appreciation (depreciation)	34,063,233	92,812,642	39,530,778
Net increase (decrease) in net assets resulting from operations	100,484,670	131,945,665	60,337,434

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class L	(5,167,616)	—	(7,610,158)
Class N	(276,437)	—	—
Total	(5,444,053)	—	(7,610,158)
Net realized gain:
Class L	(33,760,873)	—	—
Class N	(3,094,983)	—	—
Total	(36,855,856)	—	—
Total distributions	(42,299,909)	—	(7,610,158)

CAPITAL TRANSACTIONS:
CLASS L
Proceeds from shares sold	155,425,384	213,770,610	231,326,342
Reinvestment of distributions	38,899,012	—	7,604,346
Cost of shares redeemed	(76,556,718)	(103,081,407)	(104,299,857)
Net increase (decrease) from capital transactions	117,767,678	110,689,203	134,630,831
CLASS N
Proceeds from shares sold	8,593,586	22,798,786	58,966,793	(a)
Reinvestment of distributions	3,371,420	—	—
Cost of shares redeemed	(11,403,361)	(24,643,522)	(216,871)	(a)
Net increase (decrease) from capital transactions	561,645	(1,844,736)	58,749,922
Net increase (decrease) in net assets resulting from capital transactions	118,329,323	108,844,467	193,380,753
Total increase (decrease) in net assets	176,514,084	240,790,132	246,108,029

NET ASSETS:
Beginning of period	789,653,445	548,863,313	302,755,284
End of period	$966,167,529	$789,653,445	$548,863,313

Undistributed accumulated net investment income (loss)	$1,145,857	$4,344,313	$227,113

CHANGES IN SHARES OUTSTANDING:
CLASS L
Shares outstanding, beginning of period	36,612,813	30,541,508	21,793,766
Shares sold	7,521,336	11,747,969	14,895,037
Shares issued on reinvestment of distributions	1,906,814	—	481,898
Shares redeemed	(3,696,604)	(5,676,664)	(6,629,193)
Shares outstanding, end of period	42,344,359	36,612,813	30,541,508
CLASS N
Shares outstanding, beginning of period	3,583,368	3,638,858	—	(a)
Shares sold	414,882	1,273,992	3,652,468
Shares issued on reinvestment of distributions	165,266	—	—
Shares redeemed	(549,461)	(1,329,482)	(13,610)
Shares outstanding, end of period	3,614,055	3,583,368	3,638,858

(a)	Commencement of offering class of shares effective December 17, 2012.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2014	97

Statements of Changes in Net Assets	March 31, 2014

	AQR SMALL CAP MOMENTUM FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2014 (Unaudited)	FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2013	FOR THE YEAR ENDED DECEMBER 31, 2012
OPERATIONS:
Net investment income (loss)	$184,958	$857,922	$1,800,500
Net realized gain (loss)	25,889,095	14,190,638	7,037,857
Net change in unrealized appreciation (depreciation)	762,591	37,443,636	12,331,774
Net increase (decrease) in net assets resulting from operations	26,836,644	52,492,196	21,170,131

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class L	(1,023,046)	—	(1,541,164)
Class N	(10,961)	—	—
Total	(1,034,007)	—	—
Net realized gain:
Class L	(15,719,564)	—	—
Class N	(170,339)	—	—
Total	(15,889,903)	—	(1,541,164)
Total distributions	(16,923,910)	—	(1,541,164)

CAPITAL TRANSACTIONS:
CLASS L
Proceeds from shares sold	48,743,350	70,492,315	50,077,757
Reinvestment of distributions	16,540,167	—	1,537,931
Cost of shares redeemed	(26,311,042)	(26,018,808)	(26,009,044)
Net increase (decrease) from capital transactions	38,972,475	44,473,507	25,606,644
CLASS N
Proceeds from shares sold	4,594,586	1,615,673	10,000	(a)
Reinvestment of distributions	181,300	—	—
Cost of shares redeemed	(106,357)	(17,558)	—
Net increase (decrease) from capital transactions	4,669,529	1,598,115	10,000
Net increase (decrease) in net assets resulting from capital transactions	43,642,004	46,071,622	25,616,644
Total increase (decrease) in net assets	53,554,738	98,563,818	45,245,611

NET ASSETS:
Beginning of period	244,343,783	145,779,965	100,534,354
End of period	$297,898,521	$244,343,783	$145,779,965

Undistributed accumulated net investment income (loss)	$(96,111)	$752,938	$146,099

CHANGES IN SHARES OUTSTANDING:
CLASS L
Shares outstanding, beginning of period	11,146,293	8,871,777	7,238,497
Shares sold	2,185,739	3,620,280	3,211,497
Shares issued on reinvestment of distributions	752,852	—	97,153
Shares redeemed	(1,176,568)	(1,345,764)	(1,675,370)
Shares outstanding, end of period	12,908,316	11,146,293	8,871,777
CLASS N
Shares outstanding, beginning of period	76,765	622	—	(a)
Shares sold	203,204	77,081	622
Shares issued on reinvestment of distributions	8,271	—	—
Shares redeemed	(4,798)	(938)	—
Shares outstanding, end of period	283,442	76,765	622

(a)	Commencement of offering class of shares effective December 17, 2012.

The accompanying notes are an integral part of these financial statements.

98	AQR Funds	Semi-Annual Report	March 2014

Statements of Changes in Net Assets	March 31, 2014

	AQR INTERNATIONAL MOMENTUM FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2014 (Unaudited)	FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2013	FOR THE YEAR ENDED DECEMBER 31, 2012
OPERATIONS:
Net investment income (loss)	$1,853,207	$3,054,749	$2,524,674
Net realized gain (loss)	5,731,074	7,761,555	1,155,067
Net change in unrealized appreciation (depreciation)	(1,638,989)	18,220,315	13,708,882
Net increase (decrease) in net assets resulting from operations	5,945,292	29,036,619	17,388,623

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class L	(3,959,589)	—	(2,965,770)
Class N	(609,999)	—	—
Total	(4,569,588)	—	(2,965,770)
Total distributions	(4,569,588)	—	(2,965,770)

CAPITAL TRANSACTIONS:
CLASS L
Proceeds from shares sold	66,322,741	83,877,662	54,777,235
Reinvestment of distributions	3,958,755	—	2,965,195
Cost of shares redeemed	(13,969,947)	(18,591,284)	(21,716,680)
Net increase (decrease) from capital transactions	56,311,549	65,286,378	36,025,750
CLASS N
Proceeds from shares sold	4,392,101	42,216,111	11,000	(a)
Reinvestment of distributions	609,999	—	—
Cost of shares redeemed	(5,892,734)	(3,719,078)	—
Net increase (decrease) from capital transactions	(890,634)	38,497,033	11,000
Net increase (decrease) in net assets resulting from capital transactions	55,420,915	103,783,411	36,036,750
Total increase (decrease) in net assets	56,796,619	132,820,030	50,459,603

NET ASSETS:
Beginning of period	260,504,544	127,684,514	77,224,911
End of period	$317,301,163	$260,504,544	$127,684,514

Undistributed accumulated net investment income (loss)	$509,738	$3,226,119	$(313,735)

CHANGES IN SHARES OUTSTANDING:
CLASS L
Shares outstanding, beginning of period	14,326,003	9,757,051	6,789,578
Shares sold	4,302,792	5,866,252	4,490,971
Shares issued on reinvestment of distributions	258,405	—	229,327
Shares redeemed	(907,386)	(1,297,300)	(1,752,825)
Shares outstanding, end of period	17,979,814	14,326,003	9,757,051
CLASS N
Shares outstanding, beginning of period	2,721,721	849	—	(a)
Shares sold	285,137	2,976,098	849
Shares issued on reinvestment of distributions	39,895	—	—
Shares redeemed	(383,185)	(255,226)	—
Shares outstanding, end of period	2,663,568	2,721,721	849

(a)	Commencement of offering class of shares effective December 17, 2012.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2014	99

Statements of Changes in Net Assets	March 31, 2014

	AQR TAX-MANAGED MOMENTUM FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2014 (Unaudited)	FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2013	FOR THE PERIOD 1/27/12*-12/31/12
OPERATIONS:
Net investment income (loss)	$135,042	$75,056	$55,098
Net realized gain (loss)	396,457	199,994	20,369
Net change in unrealized appreciation (depreciation)	3,777,687	1,474,254	290,968
Net increase (decrease) in net assets resulting from operations	4,309,186	1,749,304	366,435

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class L	(128,737)	—	(58,114)
Class N	(55)	—	—
Total	(128,792)	—	(58,114)
Net realized gain:
Class L	(317,031)	—	(35,669)
Class N	(940)	—	—
Total	(317,971)	—	(35,669)
Total distributions	(446,763)	—	(93,783)

CAPITAL TRANSACTIONS:
CLASS L
Proceeds from shares sold	46,293,430	17,901,127	5,727,135
Reinvestment of distributions	445,768	—	93,783
Cost of shares redeemed	(2,985,452)	(3,966,042)	(52,741)
Net increase (decrease) from capital transactions	43,753,746	13,935,085	5,768,177
CLASS N
Proceeds from shares sold	—	100,001	10,000	(a)
Reinvestment of distributions	995	—	—
Cost of shares redeemed	—	(10,594)	—
Net increase (decrease) from capital transactions	995	89,407	10,000
Net increase (decrease) in net assets resulting from capital transactions	43,754,741	14,024,492	5,778,177
Total increase (decrease) in net assets	47,617,164	15,773,796	6,050,829

NET ASSETS:
Beginning of period	21,824,625	6,050,829	—
End of period	$69,441,789	$21,824,625	$6,050,829

Undistributed accumulated net investment income (loss)	$83,704	$77,454	$3,454

CHANGES IN SHARES OUTSTANDING:
CLASS L
Shares outstanding, beginning of period	1,596,498	542,643	—
Shares sold	3,169,135	1,359,290	538,821
Shares issued on reinvestment of distributions	30,365	—	8,557
Shares redeemed	(204,849)	(305,435)	(4,735)
Shares outstanding, end of period	4,591,149	1,596,498	542,643
CLASS N
Shares outstanding, beginning of period	8,489	899	—	(a)
Shares sold	—	8,489	899
Shares issued on reinvestment of distributions	68	—	—
Shares redeemed	—	(899)	—
Shares outstanding, end of period	8,557	8,489	899

*	Commencement of operations.
(a)	Commencement of offering class of shares effective December 17, 2012.

The accompanying notes are an integral part of these financial statements.

100	AQR Funds	Semi-Annual Report	March 2014

Statements of Changes in Net Assets	March 31, 2014

	AQR TAX-MANAGED SMALL CAP MOMENTUM FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2014 (Unaudited)	FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2013	FOR THE PERIOD 1/27/12*-12/31/12
OPERATIONS:
Net investment income (loss)	$4,338	$17,737	$46,220
Net realized gain (loss)	234,548	102,409	14,572
Net change in unrealized appreciation (depreciation)	533,412	1,216,323	272,089
Net increase (decrease) in net assets resulting from operations	772,298	1,336,469	332,881

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class L	(21,215)	—	(43,740)
Class N	(33)	—	—
Total	(21,248)	—	(43,740)
Net realized gain:
Class L	(139,024)	—	—
Class N	(2,068)	—	—
Total	(141,092)	—	—
Total distributions	(162,340)	—	(43,740)

CAPITAL TRANSACTIONS:
CLASS L
Proceeds from shares sold	8,741,324	2,695,469	3,103,895
Reinvestment of distributions	160,239	—	43,740
Cost of shares redeemed	(3,680,488)	(679,820)	(1,566)
Net increase (decrease) from capital transactions	5,221,075	2,015,649	3,146,069
CLASS N
Proceeds from shares sold	—	100,000	10,000	(a)
Reinvestment of distributions	2,101	—	—
Cost of shares redeemed	—	(11,109)	—
Net increase (decrease) from capital transactions	2,101	88,891	10,000
Net increase (decrease) in net assets resulting from capital transactions	5,223,176	2,104,540	3,156,069
Total increase (decrease) in net assets	5,833,134	3,441,009	3,445,210

NET ASSETS:
Beginning of period	6,886,219	3,445,210	—
End of period	$12,719,353	$6,886,219	$3,445,210

Undistributed accumulated net investment income (loss)	$(1,308)	$15,602	$3,863

CHANGES IN SHARES OUTSTANDING:
CLASS L
Shares outstanding, beginning of period	455,448	307,953	—
Shares sold	570,770	196,317	304,030
Shares issued on reinvestment of distributions	10,358	—	4,069
Shares redeemed	(243,990)	(48,822)	(146)
Shares outstanding, end of period	792,586	455,448	307,953
CLASS N
Shares outstanding, beginning of period	8,251	917	—	(a)
Shares sold	—	8,251	917
Shares issued on reinvestment of distributions	136	—	—
Shares redeemed	—	(917)	—
Shares outstanding, end of period	8,387	8,251	917

*	Commencement of operations.
(a)	Commencement of offering class of shares effective December 17, 2012.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2014	101

Statements of Changes in Net Assets	March 31, 2014

	AQR TAX-MANAGED INTERNATIONAL MOMENTUM FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2014 (Unaudited)	FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2013	FOR THE PERIOD 1/27/12*-12/31/12
OPERATIONS:
Net investment income (loss)	$272,507	$119,583	$80,248
Net realized gain (loss)	(155,310)	272,476	24,701
Net change in unrealized appreciation (depreciation)	1,281,268	777,272	512,452
Net increase (decrease) in net assets resulting from operations	1,398,465	1,169,331	617,401

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class L	(171,579)	—	(91,118)
Class N	(189)	—	—
Total	(171,768)	—	(91,118)
Net realized gain:
Class L	(457,829)	—	(8,768)
Class N	(1,358)	—	—
Total	(459,187)	—	(8,768)
Total distributions	(630,955)	—	(99,886)

CAPITAL TRANSACTIONS:
CLASS L
Proceeds from shares sold	49,063,875	13,835,282	5,127,939
Reinvestment of distributions	629,408	—	99,886
Cost of shares redeemed	(5,834,091)	(3,313,583)	(6,508)
Net increase (decrease) from capital transactions	43,859,192	10,521,699	5,221,317
CLASS N
Proceeds from shares sold	—	100,000	10,000	(a)
Reinvestment of distributions	1,547	—	—
Cost of shares redeemed	—	(10,601)	—
Net increase (decrease) from capital transactions	1,547	89,399	10,000
Net increase (decrease) in net assets resulting from capital transactions	43,860,739	10,611,098	5,231,317
Total increase (decrease) in net assets	44,628,249	11,780,429	5,748,832

NET ASSETS:
Beginning of period	17,529,261	5,748,832	—
End of period	$62,157,510	$17,529,261	$5,748,832

Undistributed accumulated net investment income (loss)	$209,203	$108,464	$(14,184)

CHANGES IN SHARES OUTSTANDING:
CLASS L
Shares outstanding, beginning of period	1,321,265	510,465	—
Shares sold	3,675,997	1,076,886	502,067
Shares issued on reinvestment of distributions	47,538	—	8,983
Shares redeemed	(439,209)	(266,086)	(585)
Shares outstanding, end of period	4,605,591	1,321,265	510,465
CLASS N
Shares outstanding, beginning of period	8,468	898	—	(a)
Shares sold	—	8,468	898
Shares issued on reinvestment of distributions	116	—	—
Shares redeemed	—	(898)	—
Shares outstanding, end of period	8,584	8,468	898

*	Commencement of operations.
(a)	Commencement of offering class of shares effective December 17, 2012.

The accompanying notes are an integral part of these financial statements.

102	AQR Funds	Semi-Annual Report	March 2014

Statements of Changes in Net Assets	March 31, 2014

	AQR CORE EQUITY FUND		AQR SMALL CAP CORE EQUITY FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2014 (Unaudited)	FOR THE PERIOD 3/26/13*-9/30/13	FOR THE SIX MONTHS ENDED MARCH 31, 2014 (Unaudited)	FOR THE PERIOD 3/26/13*-9/30/13
OPERATIONS:
Net investment income (loss)	$225,082	$51,206	$9,413	$4,606
Net realized gain (loss)	16,461	95,056	42,960	22,660
Net change in unrealized appreciation (depreciation)	5,000,463	569,841	456,739	439,180
Net increase (decrease) in net assets resulting from operations	5,242,006	716,103	509,112	466,446

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class L	(119,019)	—	(7,632)	—
Class N	(13,149)	—	(4,611)	—
Total	(132,168)	—	(12,243)	—
Net realized gain:
Class L	(165,118)	—	(25,099)	—
Class N	(22,150)	—	(22,781)	—
Total	(187,268)	—	(47,880)	—
Total distributions	(319,436)	—	(60,123)	—

CAPITAL TRANSACTIONS:
CLASS L
Proceeds from shares sold	33,948,822	19,426,853	2,835,762	2,654,885
Reinvestment of distributions	284,137	—	32,731	—
Cost of shares redeemed	(2,067,665)	(1,229,610)	(784,692)	(743,228)
Net increase (decrease) from capital transactions	32,165,294	18,197,243	2,083,801	1,911,657
CLASS N
Proceeds from shares sold	5,186,760	2,212,852	1,791,933	1,186,351
Reinvestment of distributions	35,299	—	27,392	—
Cost of shares redeemed	(3,248,847)	(912,033)	(1,079,143)	—
Net increase (decrease) from capital transactions	1,973,212	1,300,819	740,182	1,186,351
Net increase (decrease) in net assets resulting from capital transactions	34,138,506	19,498,062	2,823,983	3,098,008
Total increase (decrease) in net assets	39,061,076	20,214,165	3,272,972	3,564,454

NET ASSETS:
Beginning of period	20,214,165	—	3,564,454	—
End of period	$59,275,241	$20,214,165	$6,837,426	$3,564,454

Undistributed accumulated net investment income (loss)	$145,771	$52,857	$2,365	$5,195

CHANGES IN SHARES OUTSTANDING:
CLASS L
Shares outstanding, beginning of period	1,695,462	—	183,811	—
Shares sold	2,818,520	1,811,050	226,350	253,687
Shares issued on reinvestment of distributions	23,482	—	2,580	—
Shares redeemed	(168,420)	(115,588)	(61,820)	(69,876)
Shares outstanding, end of period	4,369,044	1,695,462	350,921	183,811
CLASS N
Shares outstanding, beginning of period	126,521	—	116,378	—
Shares sold	434,700	212,977	142,230	116,378
Shares issued on reinvestment of distributions	2,920	—	2,160	—
Shares redeemed	(260,774)	(86,456)	(85,333)	—
Shares outstanding, end of period	303,367	126,521	175,435	116,378

*	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2014	103

Statements of Changes in Net Assets	March 31, 2014

	AQR INTERNATIONAL CORE EQUITY FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2014 (Unaudited)	FOR THE PERIOD 3/26/13*-9/30/13
OPERATIONS:
Net investment income (loss)	$167,213	$111,414
Net realized gain (loss)	367,089	(76,611)
Net change in unrealized appreciation (depreciation)	183,622	1,362,722
Net increase (decrease) in net assets resulting from operations	717,924	1,397,525

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class L	(141,411)	—
Class N	(15,916)	—
Total	(157,327)	—
Total distributions	(157,327)	—

CAPITAL TRANSACTIONS:
CLASS L
Proceeds from shares sold	7,437,166	15,815,757
Reinvestment of distributions	141,411	—
Cost of shares redeemed	(1,342,628)	(1,223,357)
Net increase (decrease) from capital transactions	6,235,949	14,592,400
CLASS N
Proceeds from shares sold	635,993	2,846,422
Reinvestment of distributions	15,916	—
Cost of shares redeemed	(279,255)	(872,000)
Net increase (decrease) from capital transactions	372,654	1,974,422
Net increase (decrease) in net assets resulting from capital transactions	6,608,603	16,566,822
Total increase (decrease) in net assets	7,169,200	17,964,347

NET ASSETS:
Beginning of period	17,964,347	—
End of period	$25,133,547	$17,964,347

Undistributed accumulated net investment income (loss)	$118,894	$109,008

CHANGES IN SHARES OUTSTANDING:
CLASS L
Shares outstanding, beginning of period	1,401,327	—
Shares sold	644,433	1,518,548
Shares issued on reinvestment of distributions	12,372	—
Shares redeemed	(116,111)	(117,221)
Shares outstanding, end of period	1,942,021	1,401,327
CLASS N
Shares outstanding, beginning of period	191,136	—
Shares sold	55,394	275,225
Shares issued on reinvestment of distributions	1,392	—
Shares redeemed	(24,375)	(84,089)
Shares outstanding, end of period	223,547	191,136

*	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

104	AQR Funds	Semi-Annual Report	March 2014

[Intentionally Left Blank]

Financial Highlights	March 31, 2014

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations			Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
AQR GLOBAL EQUITY FUND CLASS I
SIX MONTHS ENDED MARCH 31, 2014 (Unaudited)[6]	$13.33	0.06	1.16	1.22	(0.39)	(5.31)	(5.70)
NINE MONTHS ENDED SEPTEMBER 30, 2013[6]	$11.35	0.14	1.84	1.98	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2012[6]	$9.99	0.20	1.69	1.89	(0.29)	(0.24)	(0.53)
FOR THE YEAR ENDED DECEMBER 31, 2011[6]	$10.97	0.21	(0.95)	(0.74)	(0.11)	(0.13)	(0.24)
FOR THE YEAR ENDED DECEMBER 31, 2010[6]	$10.00	0.16	1.25	1.41	(0.36)	(0.08)	(0.44)
AQR GLOBAL EQUITY FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2014 (Unaudited)[6]	$13.27	0.04	1.15	1.19	(0.35)	(5.31)	(5.66)
NINE MONTHS ENDED SEPTEMBER 30, 2013[6]	$11.32	0.11	1.84	1.95	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2012[6]	$9.97	0.16	1.70	1.86	(0.27)	(0.24)	(0.51)
FOR THE YEAR ENDED DECEMBER 31, 2011[6]	$10.97	0.16	(0.94)	(0.78)	(0.09)	(0.13)	(0.22)
FOR THE YEAR ENDED DECEMBER 31, 2010†,6	$10.00	0.13	1.25	1.38	(0.33)	(0.08)	(0.41)
AQR GLOBAL EQUITY FUND CLASS R6
FOR THE PERIOD 1/8/14[8]—3/31/14 (Unaudited)[6]	$8.70	0.06	0.12	0.18	—	—	—
AQR GLOBAL EQUITY FUND CLASS Y
SIX MONTHS ENDED MARCH 31, 2014 (Unaudited)†,6	$13.38	0.07	1.17	1.24	(0.43)	(5.31)	(5.74)
NINE MONTHS ENDED SEPTEMBER 30, 2013†,6	$11.35	0.18	1.85	2.03	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2012†,6	$10.00	0.24	1.70	1.94	(0.35)	(0.24)	(0.59)
FOR THE YEAR ENDED DECEMBER 31, 2011[6]	$10.99	0.24	(0.94)	(0.70)	(0.16)	(0.13)	(0.29)
FOR THE YEAR ENDED DECEMBER 31, 2010[6]	$10.00	0.18	1.27	1.45	(0.38)	(0.08)	(0.46)
*	Annualized for periods less than one year.
†	Redemption fees of less than $0.005 per share were incurred by the share class.
1	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
2	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.
3	Ratios do not include the impact of the expenses of the underlying funds in which the Fund invests.
4	Certain expenses incurred by the Funds were not annualized for the period ended September 30, 2013.
5	Portfolio turnover is not annualized.
6	Per share net investment income (loss) and net realized and unrealized gain (loss) are based on average shares outstanding.
7	Ratios are disproportionate between classes due to size of net assets and fixed expenses.
8	Commencement of offering of shares.

The accompanying notes are an integral part of these financial statements.

106	AQR Funds	Semi-Annual Report	March 2014

Financial Highlights	March 31, 2014

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[1,2]	Net Assets, End of Period	Expenses, Net of Reimbursements and/or Waivers[3]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[3]	Expenses, Before Reimbursements and/or Waivers[3,4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$8.85	10.80%	$2,189,062	0.93%	0.93%	1.51%	1.27%	54%
$13.33	17.44%	$1,262,602	0.95%	0.95%	2.27%[7]	1.46%	71%
$11.35	18.95%	$626,448	0.95%	0.94%	1.41%	1.83%	87%
$9.99	(6.68)%	$2,102,815	0.96%	0.95%	2.03%	1.90%	59%
$10.97	14.12%	$1,841,838	0.79%	0.79%	0.79%	1.41%	72%

$8.80	10.52%	$1,224,583	1.23%	1.23%	2.12%	0.87%	54%
$13.27	17.23%	$712,114	1.25%	1.25%	3.06%[7]	1.14%	71%
$11.32	18.67%	$517,504	1.25%	1.24%	1.87%	1.51%	87%
$9.97	(7.03)%	$2,019,253	1.27%	1.26%	3.22%	1.46%	59%
$10.97	13.83%	$1,497,723	1.10%	1.10%	1.10%	1.28%	72%

$8.88	2.07%	$75,479,591	0.70%	0.70%	0.74%	2.89%	54%

$8.88	10.86%	$210,646,238	0.55%	0.55%	0.55%	1.41%	54%
$13.38	17.89%	$254,722,998	0.51%	0.51%	0.51%[7]	1.88%	71%
$11.35	19.45%	$474,412,574	0.51%	0.50%	0.51%	2.24%	87%
$10.00	(6.22)%	$397,662,333	0.52%	0.51%	0.52%	2.21%	59%
$10.99	14.54%	$424,346,157	0.50%	0.50%	0.71%	1.81%	72%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2014	107

Financial Highlights	March 31, 2014

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations			Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
AQR INTERNATIONAL EQUITY FUND CLASS I
SIX MONTHS ENDED MARCH 31, 2014 (Unaudited)[6]	$11.88	0.09	0.70	0.79	(0.22)	(0.86)	(1.08)
NINE MONTHS ENDED SEPTEMBER 30, 2013[6]	$10.24	0.17	1.47	1.64	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2012[6]	$8.60	0.20	1.76	1.96	(0.32)	—	(0.32)
FOR THE YEAR ENDED DECEMBER 31, 2011†,6	$10.45	0.21	(1.78)	(1.57)	(0.21)	(0.07)	(0.28)
FOR THE YEAR ENDED DECEMBER 31, 2010†,6	$9.78	0.16	0.84	1.00	(0.24)	(0.09)	(0.33)
FOR THE PERIOD 9/30/09[7]—12/31/09 †,6	$10.00	(0.01)	0.22	0.21	(0.14)	(0.29)	(0.43)
AQR INTERNATIONAL EQUITY FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2014 (Unaudited)[6]	$12.06	0.08	0.70	0.78	(0.20)	(0.86)	(1.06)
NINE MONTHS ENDED SEPTEMBER 30, 2013[6]	$10.43	0.13	1.50	1.63	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2012[6]	$8.76	0.19	1.76	1.95	(0.28)	—	(0.28)
FOR THE YEAR ENDED DECEMBER 31, 2011[6]	$10.61	0.20	(1.83)	(1.63)	(0.15)	(0.07)	(0.22)
FOR THE YEAR ENDED DECEMBER 31, 2010[6]	$9.91	0.14	0.88	1.02	(0.23)	(0.09)	(0.32)
FOR THE PERIOD 9/30/09[7]—12/31/09[6]	$10.00	—	0.20	0.20	—	(0.29)	(0.29)
AQR INTERNATIONAL EQUITY FUND CLASS R6
FOR THE PERIOD 1/08/14[7]—3/31/14 (Unaudited)†,6	$12.08	0.16	(0.06)	0.10	—	—	—
AQR INTERNATIONAL EQUITY FUND CLASS Y
SIX MONTHS ENDED MARCH 31, 2014 (Unaudited)†,6	$12.45	0.11	0.74	0.85	(0.25)	(0.86)	(1.11)
NINE MONTHS ENDED SEPTEMBER 30, 2013†,6	$10.71	0.21	1.53	1.74	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2012†,6	$8.98	0.25	1.83	2.08	(0.35)	—	(0.35)
FOR THE YEAR ENDED DECEMBER 31, 2011†,6	$10.89	0.28	(1.88)	(1.60)	(0.24)	(0.07)	(0.31)
FOR THE YEAR ENDED DECEMBER 31, 2010†,6	$10.16	0.20	0.89	1.09	(0.27)	(0.09)	(0.36)
FOR THE PERIOD 8/28/09[9]—12/31/09†,6	$10.00	0.03	0.57	0.60	(0.15)	(0.29)	(0.44)
*	Annualized for periods less than one year.
†	Redemption fees of less than $0.005 per share were incurred by the share class.
1	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
2	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.
3	Ratios do not include the impact of the expenses of the underlying funds in which the Fund invests.
4	Certain expenses incurred by the Funds were not annualized for the period ended September 30, 2013.
5	Portfolio turnover is not annualized.
6	Per share net investment income (loss) and net realized and unrealized gain (loss) are based on average shares outstanding.
7	Commencement of offering of shares.
8	The ratio is not representative of what the ratio would be if the Fund class had operated for a longer period of time. Certain expenses incurred by the Fund were not annualized for the period ended December 31, 2009.
9	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

108	AQR Funds	Semi-Annual Report	March 2014

Financial Highlights	March 31, 2014

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[1,2]	Net Assets, End of Period	Expenses, Net of Reimbursements and/or Waivers[3]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[3]	Expenses, Before Reimbursements and/or Waivers[3,4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$11.59	6.86%	$243,897,731	0.89%	0.89%	0.89%	1.60%	30%
$11.88	16.02%	$241,467,180	0.90%	0.90%	0.90%	2.11%	59%
$10.24	22.87%	$196,971,397	0.91%	0.90%	0.91%	2.17%	74%
$8.60	(15.00)%	$138,229,387	0.94%	0.93%	0.94%	2.13%	60%
$10.45	10.40%	$85,968,655	0.90%	0.90%	1.03%	1.72%	93%
$9.78	2.20%	$44,016,038	0.90%	0.90%	1.01%	(0.47)%	29%

$11.78	6.66%	$36,641,612	1.25%	1.25%	1.25%	1.29%	30%
$12.06	15.63%	$32,010,505	1.29%	1.29%	1.29%	1.52%	59%
$10.43	22.41%	$15,561,822	1.28%	1.27%	1.28%	2.00%	74%
$8.76	(15.27)%	$1,166,515	1.35%	1.34%	2.18%	1.96%	60%
$10.61	10.40%	$1,472,368	1.25%	1.25%	3.50%	1.51%	93%
$9.91	2.04%	$5,785	1.25%	1.25%	472.86%[8]	(0.07)%	29%

$12.18	0.83%	$121,074,080	0.73%	0.73%	0.73%	6.06%	30%

$12.19	7.07%	$452,151,004	0.54%	0.54%	0.54%	1.72%	30%
$12.45	16.25%	$543,667,428	0.55%	0.55%	0.55%	2.45%	59%
$10.71	23.26%	$474,563,739	0.56%	0.55%	0.56%	2.52%	74%
$8.98	(14.66)%	$348,681,473	0.58%	0.57%	0.58%	2.63%	60%
$10.89	10.84%	$371,799,177	0.55%	0.55%	0.77%	2.02%	93%
$10.16	6.08%	$360,491,107	0.55%	0.55%	0.98%	0.99%	29%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2014	109

Financial Highlights	March 31, 2014

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations				Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains		Total Distributions
AQR EMERGING DEFENSIVE EQUITY FUND CLASS I
SIX MONTHS ENDED MARCH 31, 2014 (Unaudited)[6]	$10.27	0.06	[11]	(0.09)	(0.03)	(0.09)	(0.00)	[7]	(0.09)
NINE MONTHS ENDED SEPTEMBER 30, 2013[6]	$10.92	0.20		(0.85)	(0.65)	—	—		—
FOR THE PERIOD 7/9/12[8]—12/31/12[6]	$10.00	0.10		0.94	1.04	(0.09)	(0.03)		(0.12)
AQR EMERGING DEFENSIVE EQUITY FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2014 (Unaudited)[6]	$10.26	0.04	[11]	(0.08)	(0.04)	(0.07)	(0.00)	[7]	(0.07)
NINE MONTHS ENDED SEPTEMBER 30, 2013[6]	$10.93	0.16		(0.83)	(0.67)	—	—		—
FOR THE PERIOD 7/9/12[8]—12/31/12[6]	$10.00	0.08		0.94	1.02	(0.06)	(0.03)		(0.09)
AQR INTERNATIONAL DEFENSIVE EQUITY FUND CLASS I
SIX MONTHS ENDED MARCH 31, 2014 (Unaudited)[6]	$11.88	0.13		0.46	0.59	(0.17)	(0.12)		(0.29)
NINE MONTHS ENDED SEPTEMBER 30, 2013[6]	$10.67	0.23		0.98	1.21	—	—		—
FOR THE PERIOD 7/9/12[8]—12/31/12[6]	$10.00	0.10		0.67	0.77	(0.06)	(0.04)		(0.10)
AQR INTERNATIONAL DEFENSIVE EQUITY FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2014 (Unaudited)[6]	$11.88	0.11		0.46	0.57	(0.15)	(0.12)		(0.27)
NINE MONTHS ENDED SEPTEMBER 30, 2013[6]	$10.69	0.20		0.99	1.19	—	—		—
FOR THE PERIOD 7/9/12[8]—12/31/12[6]	$10.00	0.08		0.68	0.76	(0.03)	(0.04)		(0.07)
AQR U.S. DEFENSIVE EQUITY FUND CLASS I
SIX MONTHS ENDED MARCH 31, 2014 (Unaudited)[6]	$12.20	0.10		1.24	1.34	(0.08)	(0.04)		(0.12)
NINE MONTHS ENDED SEPTEMBER 30, 2013[6]	$10.16	0.15		1.89	2.04	—	—		—
FOR THE PERIOD 7/9/12[8]—12/31/12[6]	$10.00	0.14	[10]	0.10	0.24	(0.07)	(0.01)		(0.08)
AQR U.S. DEFENSIVE EQUITY FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2014 (Unaudited)[6]	$12.19	0.08		1.26	1.34	(0.07)	(0.04)		(0.11)
NINE MONTHS ENDED SEPTEMBER 30, 2013[6]	$10.18	0.13		1.88	2.01	—	—		—
FOR THE PERIOD 7/9/12[8]—12/31/12[6]	$10.00	0.08	[10]	0.15	0.23	(0.04)	(0.01)		(0.05)
*	Annualized for periods less than one year.
1	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
2	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.
3	Ratios do not include the impact of the expenses of the underlying funds in which the Fund invests.
4	Certain expenses incurred by the Funds were not annualized for the period ended September 30, 2013.
5	Portfolio turnover is not annualized.
6	Per share net investment income (loss) and net realized and unrealized gain (loss) are based on average shares outstanding.
7	Amount is less than $.005 per share.
8	Commencement of operations.
9	Ratios are disproportionate between classes due to size of net assets and fixed expenses.
10	For the year ended December 31, 2012 certain Funds received special dividends which materially impacted the Net Investment Income Per Share and Net Investment Income Ratio. These dividends are not expected to continue in the future. Had these special dividends not been received the Net Investment Income Per Share and Net Investment Income Ratio would have been as follows:

FUND	NET INVESTMENT INCOME PER SHARE	NET INVESTMENT INCOME RATIO
AQR U.S. Defensive Equity Fund—Class I	$0.11	2.58%
AQR U.S. Defensive Equity Fund—Class N	0.05	1.38

The accompanying notes are an integral part of these financial statements.

110	AQR Funds	Semi-Annual Report	March 2014

Financial Highlights	March 31, 2014

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[1,2]	Net Assets, End of Period	Expenses, Net of Reimbursements and/or Waivers[3]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[3]	Expenses, Before Reimbursements and/or Waivers[3,4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$10.15	(0.27)%	$46,733,596	0.90%	0.90%	1.26%	1.15%[11]	70%
$10.27	(5.95)%	$29,471,066	0.96%	0.96%	2.08%	2.55%	181%
$10.92	10.39%	$5,402,251	1.15%	1.15%	4.14%	1.92%	38%

$10.15	(0.35)%	$1,950,256	1.15%	1.15%	1.87%	0.74%[11]	70%
$10.26	(6.13)%	$2,594,182	1.25%	1.25%	3.50%	2.06%	181%
$10.93	10.22%	$1,804,269	1.40%	1.40%	5.41%	1.67%	38%

$12.18	5.04%	$24,942,022	0.65%	0.65%	1.34%	2.16%	34%
$11.88	11.34%	$17,630,701	0.73%	0.73%	2.01%[9]	2.68%	115%
$10.67	7.69%	$5,366,031	0.90%	0.90%	5.00%	1.91%	81%

$12.18	4.86%	$1,313,949	0.90%	0.90%	2.25%	1.89%	34%
$11.88	11.13%	$1,152,793	1.00%	1.00%	4.15%[9]	2.34%	115%
$10.69	7.62%	$850,270	1.15%	1.15%	6.96%	1.61%	81%

$13.42	11.06%	$203,009,719	0.49%	0.49%	0.69%	1.49%	6%
$12.20	20.08%	$155,660,499	0.52%	0.52%	0.93%	1.69%	106%
$10.16	2.34%	$7,841,840	0.75%	0.75%	3.90%	2.90%[10]	141%

$13.42	11.03%	$25,563,233	0.74%	0.74%	0.98%	1.24%	6%
$12.19	19.74%	$20,735,768	0.77%	0.77%	1.48%	1.44%	106%
$10.18	2.29%	$420,890	1.00%	1.00%	9.36%	1.70%[10]	141%
11	For the six months ended March 31, 2014 certain Funds received special dividends which materially impacted the Net Investment Income Per Share and Net Investment Income Ratio. These dividends are not expected to continue in the future. Had these special dividends not been received the Net Investment Income Per Share and Net Investment Income Ratio would have been as follows:

FUND	NET INVESTMENT INCOME PER SHARE	NET INVESTMENT INCOME RATIO
AQR Emerging Defensive Equity Fund—Class L	$0.04	0.93%
AQR Emerging Defensive Equity Fund—Class N	0.02	0.52

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2014	111

Financial Highlights	March 31, 2014

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations				Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
AQR MOMENTUM FUND CLASS L
SIX MONTHS ENDED MARCH 31, 2014 (Unaudited)[6]	$19.65	0.05		2.32	2.37	(0.13)	(0.87)	(1.00)
NINE MONTHS ENDED SEPTEMBER 30, 2013[6]	$16.06	0.12	[7]	3.47	3.59	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2012[6]	$13.89	0.26	[8]	2.16	2.42	(0.25)	—	(0.25)
FOR THE YEAR ENDED DECEMBER 31, 2011†,6	$14.40	0.15		(0.54)	(0.39)	(0.09)	(0.03)	(0.12)
FOR THE YEAR ENDED DECEMBER 31, 2010†	$12.19	0.06		2.21	2.27	(0.02)	(0.04)	(0.06)
FOR THE PERIOD 7/9/09[9]—12/31/09†,6	$10.00	0.07		2.48	2.55	(0.05)	(0.31)	(0.36)
AQR MOMENTUM FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2014 (Unaudited)[6]	$19.61	0.03		2.32	2.35	(0.08)	(0.87)	(0.95)
NINE MONTHS ENDED SEPTEMBER 30, 2013[6]	$16.05	0.09	[7]	3.47	3.56	—	—	—
FOR THE PERIOD 12/17/12[10]—12/31/12[6]	$16.02	0.01	[8]	0.02	0.03	—	—	—
*	Annualized for periods less than one year.
†	Redemption fees of less than $0.005 per share were incurred by the share class.
1	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
2	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.
3	Ratios do not include the impact of the expenses of the underlying funds in which the Fund invests.
4	Certain expenses incurred by the Funds were not annualized for the period ended September 30, 2013.
5	Portfolio turnover is not annualized.
6	Per share net investment income (loss) and net realized and unrealized gain (loss) are based on average shares outstanding.
7	For the period ended September 30, 2013 certain Funds received special dividends which materially impacted the Net Investment Income Per Share and Net Investment Income Ratio. These dividends are not expected to continue in the future. Had these special dividends not been received the Net Investment Income Per Share and Net Investment Income Ratio would have been as follows:

FUND	NET INVESTMENT INCOME PER SHARE	NET INVESTMENT INCOME RATIO
AQR Momentum Fund—Class L	$0.11	0.80%
AQR Momentum Fund—Class N	0.08	0.56

8	For the year ended December 31, 2012 certain Funds received special dividends which materially impacted the Net Investment Income Per Share and Net Investment Income Ratio. These dividends are not expected to continue in the future. Had these special dividends not been received the Net Investment Income Per Share and Net Investment Income Ratio would have been as follows:

FUND	NET INVESTMENT INCOME PER SHARE	NET INVESTMENT INCOME RATIO
AQR Momentum Fund—Class L	$0.24	1.57%
AQR Momentum Fund—Class N	0.01	1.07

9	Commencement of operations.
10	Commencement of offering of shares.

The accompanying notes are an integral part of these financial statements.

112	AQR Funds	Semi-Annual Report	March 2014

Financial Highlights	March 31, 2014

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[1,2]	Net Assets, End of Period	Expenses, Net of Reimbursements and/or Waivers[3]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[3]	Expenses, Before Reimbursements and/or Waivers[3,4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$21.02	12.22%	$890,240,121	0.49%	0.49%	0.55%	0.52%	40%
$19.65	22.35%	$719,388,829	0.49%	0.49%	0.55%	0.88%[7]	62%
$16.06	17.49%	$490,441,577	0.50%	0.49%	0.58%	1.69%[8]	68%
$13.89	(2.68)%	$302,755,284	0.50%	0.49%	0.67%	1.07%	162%
$14.40	18.60%	$124,491,353	0.49%	0.49%	0.98%	1.37%	180%
$12.19	25.58%	$6,932,575	0.49%	0.49%	5.08%	1.23%	163%

$21.01	12.10%	$75,927,408	0.74%	0.74%	0.83%	0.27%	40%
$19.61	22.18%	$70,264,616	0.74%	0.74%	0.83%	0.64%[7]	62%
$16.05	0.19%	$58,421,736	0.75%	0.74%	0.82%	1.19%[8]	68%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2014	113

Financial Highlights	March 31, 2014

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations				Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
AQR SMALL CAP MOMENTUM FUND CLASS L
SIX MONTHS ENDED MARCH 31, 2014 (Unaudited)[6]	$21.77	0.02	[13]	2.20	2.22	(0.09)	(1.32)	(1.41)
NINE MONTHS ENDED SEPTEMBER 30, 2013[6]	$16.43	0.09	[7]	5.25	5.34	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2012[6]	$13.89	0.22	[9]	2.50	2.72	(0.18)	—	(0.18)
FOR THE YEAR ENDED DECEMBER 31, 2011†,6	$14.39	0.04		(0.42)	(0.38)	(0.02)	(0.10)	(0.12)
FOR THE YEAR ENDED DECEMBER 31, 2010†	$11.40	0.03		3.13	3.16	(0.03)	(0.14)	(0.17)
FOR THE PERIOD 7/9/09[10]—12/31/09†,6	$10.00	0.04		2.06	2.10	(0.03)	(0.67)	(0.70)
AQR SMALL CAP MOMENTUM FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2014 (Unaudited)[6]	$21.73	(0.02)	[13]	2.20	2.18	(0.08)	(1.32)	(1.40)
NINE MONTHS ENDED SEPTEMBER 30, 2013[6]	$16.43	0.03	[7]	5.27	5.30	—	—	—
FOR THE PERIOD 12/17/12[11]—12/31/12[6]	$16.09	0.02	[9]	0.32	0.34	—	—	—
*	Annualized for periods less than one year.
†	Redemption fees of less than $0.005 per share were incurred by the share class.
1	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
2	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.
3	Ratios do not include the impact of the expenses of the underlying funds in which the Fund invests.
4	Certain expenses incurred by the Funds were not annualized for the period ended September 30, 2013.
5	Portfolio turnover is not annualized.
6	Per share net investment income (loss) and net realized and unrealized gain (loss) are based on average shares outstanding.
7	For the period ended September 30, 2013 certain Funds received special dividends which materially impacted the Net Investment Income Per Share and Net Investment Income Ratio. These dividends are not expected to continue in the future. Had these special dividends not been received the Net Investment Income Per Share and Net Investment Income Ratio would have been as follows:

FUND	NET INVESTMENT INCOME PER SHARE	NET INVESTMENT INCOME RATIO
AQR Small Cap Momentum Fund—Class L	$0.07	0.52%
AQR Small Cap Momentum Fund—Class N	0.01	0.10

8	Ratios are disproportionate between classes due to size of net assets and fixed expenses.
9	For the year ended December 31, 2012 certain Funds received special dividends which materially impacted the Net Investment Income Per Share and Net Investment Income Ratio. These dividends are not expected to continue in the future. Had these special dividends not been received the Net Investment Income Per Share and Net Investment Income Ratio would have been as follows:

FUND	NET INVESTMENT INCOME PER SHARE	NET INVESTMENT INCOME RATIO
AQR Small Cap Momentum Fund—Class L	$0.15	1.01%
AQR Small Cap Momentum Fund—Class N	0.02	2.93

10	Commencement of operations.
11	Commencement of offering of shares.
12	The ratio is not representative of what the ratio would be if the Fund class had operated for a longer period of time. Certain expenses incurred by the Fund were not annualized for the period ended December 31, 2012.

The accompanying notes are an integral part of these financial statements.

114	AQR Funds	Semi-Annual Report	March 2014

Financial Highlights	March 31, 2014

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[1,2]	Net Assets, End of Period	Expenses, Net of Reimbursements and/or Waivers[3]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[3]	Expenses, Before Reimbursements and/or Waivers[3,4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$22.58	10.35%	$291,517,285	0.65%	0.65%	0.67%	0.14%[13]	40%
$21.77	32.50%	$242,675,423	0.65%	0.65%	0.68%[8]	0.60%[7]	49%
$16.43	19.62%	$145,769,751	0.66%	0.65%	0.72%	1.44%[9]	73%
$13.89	(2.62)%	$100,534,354	0.66%	0.65%	0.85%	0.26%	121%
$14.39	27.69%	$54,504,582	0.65%	0.65%	1.85%	0.66%	380%
$11.40	21.24%	$3,239,605	0.65%	0.65%	7.53%	0.65%	136%

$22.51	10.22%	$6,381,236	0.90%	0.90%	1.11%	(0.14)%[13]	40%
$21.73	32.26%	$1,668,360	0.90%	0.90%	4.82%[8]	0.18%[7]	49%
$16.43	2.11%	$10,214	0.90%	0.90%	135.33%[12]	3.36%[9]	73%
13	For the six months ended March 31, 2014 certain Funds received special dividends which materially impacted the Net Investment Income Per Share and Net Investment Income Ratio. These dividends are not expected to continue in the future. Had these special dividends not been received the Net Investment Income Per Share and Net Investment Income Ratio would have been as follows:

FUND	NET INVESTMENT INCOME PER SHARE	NET INVESTMENT INCOME RATIO
AQR Small Cap Momentum Fund—Class L	$0.01	0.08%
AQR Small Cap Momentum Fund—Class N	(0.03)	(0.20)

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2014	115

Financial Highlights	March 31, 2014

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations				Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
AQR INTERNATIONAL MOMENTUM FUND CLASS L
SIX MONTHS ENDED MARCH 31, 2014 (Unaudited)[6]	$15.29	0.10	[13]	0.24	0.34	(0.25)	—	(0.25)
NINE MONTHS ENDED SEPTEMBER 30, 2013[6]	$13.09	0.22	[7]	1.98	2.20	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2012[6]	$11.37	0.29		1.74	2.03	(0.31)	—	(0.31)
FOR THE YEAR ENDED DECEMBER 31, 2011†,6	$13.62	0.29		(2.26)	(1.97)	(0.28)	—	(0.28)
FOR THE YEAR ENDED DECEMBER 31, 2010†	$11.98	0.08		1.62	1.70	(0.05)	(0.01)	(0.06)
FOR THE PERIOD 7/9/09[8]—12/31/09†,6	$10.00	0.04		2.26	2.30	(0.09)	(0.23)	(0.32)
AQR INTERNATIONAL MOMENTUM FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2014 (Unaudited)[6]	$15.25	0.08	[13]	0.24	0.32	(0.23)	—	(0.23)
NINE MONTHS ENDED SEPTEMBER 30, 2013[6]	$13.08	0.25	[7]	1.92	2.17	—	—	—
FOR THE PERIOD 12/17/12[9]—12/31/12[6]	$12.95	—		0.13	0.13	—	—	—
AQR TAX-MANAGED MOMENTUM FUND CLASS L
SIX MONTHS ENDED MARCH 31, 2014 (Unaudited)[6]	$13.60	0.04		1.61	1.65	(0.04)	(0.11)	(0.15)
NINE MONTHS ENDED SEPTEMBER 30, 2013[6]	$11.13	0.09	[7]	2.38	2.47	—	—	—
FOR THE PERIOD 1/27/12[8]—12/31/12[6]	$10.00	0.19	[12]	1.17	1.36	(0.14)	(0.09)	(0.23)
AQR TAX-MANAGED MOMENTUM FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2014 (Unaudited)[6]	$13.57	0.02		1.61	1.63	(0.01)	(0.11)	(0.12)
NINE MONTHS ENDED SEPTEMBER 30, 2013[6]	$11.13	0.07	[7]	2.37	2.44	—	—	—
FOR THE PERIOD 12/17/12[9]—12/31/12[6]	$11.12	0.01	[12]	—	0.01	—	—	—
*	Annualized for periods less than one year.
†	Redemption fees of less than $0.005 per share were incurred by the share class.
1	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
2	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.
3	Ratios do not include the impact of the expenses of the underlying funds in which the Fund invests.
4	Certain expenses incurred by the Funds were not annualized for the period ended September 30, 2013.
5	Portfolio turnover is not annualized.
6	Per share net investment income (loss) and net realized and unrealized gain (loss) are based on average shares outstanding.
7	For the period ended September 30, 2013 certain Funds received special dividends which materially impacted the Net Investment Income Per Share and Net Investment Income Ratio. These dividends are not expected to continue in the future. Had these special dividends not been received the Net Investment Income Per Share and Net Investment Income Ratio would have been as follows:

FUND	NET INVESTMENT INCOME PER SHARE	NET INVESTMENT INCOME RATIO
AQR International Momentum Fund—Class L	$0.21	1.97%
AQR International Momentum Fund—Class N	0.23	2.16
AQR Tax-Managed Momentum Fund—Class L	0.09	0.92
AQR Tax-Managed Momentum Fund—Class N	0.07	0.63

8	Commencement of operations.
9	Commencement of offering of shares.
10	The ratio is not representative of what the ratio would be if the Fund class had operated for a longer period of time. Certain expenses incurred by the Fund were not annualized for the period ended December 31, 2012.
11	Ratios are disproportionate between classes due to size of net assets and fixed expenses.
12	For the year ended December 31, 2012 certain Funds received special dividends which materially impacted the Net Investment Income Per Share and Net Investment Income Ratio. These dividends are not expected to continue in the future. Had these special dividends not been received the Net Investment Income Per Share and Net Investment Income Ratio would have been as follows:

FUND	NET INVESTMENT INCOME PER SHARE	NET INVESTMENT INCOME RATIO
AQR Tax-Managed Momentum Fund—Class L	$0.17	1.76%
AQR Tax-Managed Momentum Fund—Class N	0.01	2.28

The accompanying notes are an integral part of these financial statements.

116	AQR Funds	Semi-Annual Report	March 2014

Financial Highlights	March 31, 2014

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[1,2]	Net Assets, End of Period	Expenses, Net of Reimbursements and/or Waivers[3]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[3]	Expenses, Before Reimbursements and/or Waivers[3,4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$15.38	2.22%	$276,450,303	0.65%	0.65%	0.72%	1.32%[13]	35%
$15.29	16.81%	$219,002,000	0.65%	0.65%	0.73%	2.09%[7]	76%
$13.09	17.92%	$127,673,412	0.66%	0.65%	0.80%	2.41%	116%
$11.37	(14.42)%	$77,224,911	0.66%	0.65%	0.97%	2.23%	203%
$13.62	14.20%	$62,091,379	0.65%	0.65%	1.46%	1.44%	269%
$11.98	23.08%	$29,762,053	0.65%	0.65%	2.22%	0.63%	160%

$15.34	2.09%	$40,850,860	0.90%	0.90%	1.02%	0.98%[13]	35%
$15.25	16.59%	$41,502,544	0.90%	0.90%	1.03%	2.28%[7]	76%
$13.08	1.00%	$11,102	0.90%	0.90%	132.42%[10]	0.25%	116%

$15.10	12.21%	$69,312,739	0.54%	0.54%	0.71%[11]	0.58%	111%
$13.60	22.19%	$21,709,464	0.54%	0.54%	1.41%[11]	1.00%[7]	178%
$11.13	13.67%	$6,040,821	0.55%	0.54%	4.57%	1.89%[12]	93%

$15.08	12.02%	$129,050	0.79%	0.79%	2.36%[11]	0.30%	111%
$13.57	21.92%	$115,161	0.79%	0.79%	4.11%[11]	0.71%[7]	178%
$11.13	0.09%	$10,008	0.79%	0.79%	15.32%[10]	2.41%[12]	93%
13	For the six months ended March 31, 2014 certain Funds received special dividends which materially impacted the Net Investment Income Per Share and Net Investment Income Ratio. These dividends are not expected to continue in the future. Had these special dividends not been received the Net Investment Income Per Share and Net Investment Income Ratio would have been as follows:

FUND	NET INVESTMENT INCOME PER SHARE	NET INVESTMENT INCOME RATIO
AQR International Momentum Fund—Class L	$0.09	1.24%
AQR International Momentum Fund—Class N	0.07	0.90

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2014	117

Financial Highlights	March 31, 2014

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations				Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income		Distributions from Net Realized Gains	Total Distributions
AQR TAX-MANAGED SMALL CAP MOMENTUM FUND CLASS L
SIX MONTHS ENDED MARCH 31, 2014 (Unaudited)[6]	$14.85	0.01	[14]	1.31	1.32	(0.04)		(0.25)	(0.29)
NINE MONTHS ENDED SEPTEMBER 30, 2013[6]	$11.15	0.05	[7]	3.65	3.70	—		—	—
FOR THE PERIOD 1/27/12[9]—12/31/12[6]	$10.00	0.19	[10]	1.11	1.30	(0.15)		—	(0.15)
AQR TAX-MANAGED SMALL CAP MOMENTUM FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2014 (Unaudited)[6]	$14.81	(0.01)	[14]	1.30	1.29	(0.00)	[11]	(0.25)	(0.25)
NINE MONTHS ENDED SEPTEMBER 30, 2013[6]	$11.15	0.03	[7]	3.63	3.66	—		—	—
FOR THE PERIOD 12/17/12[12]—12/31/12[6]	$10.91	0.02	[10]	0.22	0.24	—		—	—
AQR TAX-MANAGED INTERNATIONAL MOMENTUM FUND CLASS L
SIX MONTHS ENDED MARCH 31, 2014 (Unaudited)[6]	$13.18	0.08		0.43	0.51	(0.06)		(0.16)	(0.22)
NINE MONTHS ENDED SEPTEMBER 30, 2013[6]	$11.24	0.20		1.74	1.94	—		—	—
FOR THE PERIOD 1/27/12[9]—12/31/12[6]	$10.00	0.23		1.22	1.45	(0.19)		(0.02)	(0.21)
AQR TAX-MANAGED INTERNATIONAL MOMENTUM FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2014 (Unaudited)[6]	$13.15	0.05		0.44	0.49	(0.02)		(0.16)	(0.18)
NINE MONTHS ENDED SEPTEMBER 30, 2013[6]	$11.24	0.20		1.71	1.91	—		—	—
FOR THE PERIOD 12/17/12[12]—12/31/12[6]	$11.14	—		0.10	0.10	—		—	—
*	Annualized for periods less than one year.
†	Redemption fees of less than $0.005 per share were incurred by the share class.
1	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
2	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.
3	Ratios do not include the impact of the expenses of the underlying funds in which the Fund invests.
4	Certain expenses incurred by the Funds were not annualized for the period ended September 30, 2013.
5	Portfolio turnover is not annualized.
6	Per share net investment income (loss) and net realized and unrealized gain (loss) are based on average shares outstanding.
7	For the period ended September 30, 2013 certain Funds received special dividends which materially impacted the Net Investment Income Per Share and Net Investment Income Ratio. These dividends are not expected to continue in the future. Had these special dividends not been received the Net Investment Income Per Share and Net Investment Income Ratio would have been as follows:

FUND	NET INVESTMENT INCOME PER SHARE	NET INVESTMENT INCOME RATIO
AQR Tax-Managed Small Cap Momentum Fund—Class L	$0.04	0.37%
AQR Tax-Managed Small Cap Momentum Fund—Class N	0.01	0.14

8	Ratios are disproportionate between classes due to size of net assets and fixed expenses.
9	Commencement of operations.
10	For the year ended December 31, 2012 certain Funds received special dividends which materially impacted the Net Investment Income Per Share and Net Investment Income Ratio. These dividends are not expected to continue in the future. Had these special dividends not been received the Net Investment Income Per Share and Net Investment Income Ratio would have been as follows:

FUND	NET INVESTMENT INCOME PER SHARE	NET INVESTMENT INCOME RATIO
AQR Tax-Managed Small Cap Momentum Fund—Class L	$0.12	1.26%
AQR Tax-Managed Small Cap Momentum Fund—Class N	0.02	3.54

11	Amount is less than $.005 per share.
12	Commencement of offering of shares.
13	The ratio is not representative of what the ratio would be if the Fund class had operated for a longer period of time. Certain expenses incurred by the Fund were not annualized for the period ended December 31, 2012.

The accompanying notes are an integral part of these financial statements.

118	AQR Funds	Semi-Annual Report	March 2014

Financial Highlights	March 31, 2014

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[1,2]	Net Assets, End of Period	Expenses, Net of Reimbursements and/or Waivers[3]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[3]	Expenses, Before Reimbursements and/or Waivers[3,4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$15.88	8.93%	$12,586,405	0.70%	0.70%	1.64%	0.09%[14]	95%
$14.85	33.18%	$6,764,002	0.70%	0.70%	2.67%[8]	0.49%[7]	81%
$11.15	13.01%	$3,434,992	0.71%	0.70%	5.77%	1.91%[10]	93%

$15.85	8.79%	$132,948	0.95%	0.95%	3.17%	(0.17)%[14]	95%
$14.81	32.83%	$122,217	0.95%	0.95%	5.05%[8]	0.26%[7]	81%
$11.15	2.20%	$10,218	0.95%	0.95%	12.32%[13]	4.19%[10]	93%

$13.47	3.90%	$62,041,955	0.70%	0.70%	0.91%[8]	1.26%	132%
$13.18	17.26%	$17,417,880	0.70%	0.70%	2.31%[8]	2.14%	154%
$11.24	14.46%	$5,738,743	0.71%	0.70%	5.28%	2.38%	131%

$13.46	3.77%	$115,555	0.95%	0.95%	2.74%[8]	0.68%	132%
$13.15	16.99%	$111,381	0.95%	0.95%	5.00%[8]	2.19%	154%
$11.24	0.90%	$10,089	0.95%	0.95%	15.82%[13]	0.15%	131%
14	For the six months ended March 31, 2014 certain Funds received special dividends which materially impacted the Net Investment Income Per Share and Net Investment Income Ratio. These dividends are not expected to continue in the future. Had these special dividends not been received the Net Investment Income Per Share and Net Investment Income Ratio would have been as follows:

FUND	NET INVESTMENT INCOME PER SHARE	NET INVESTMENT INCOME RATIO
AQR Tax-Managed Small Cap Momentum Fund—Class L	$0.01	0.04%
AQR Tax-Managed Small Cap Momentum Fund—Class N	(0.01)	(0.22)

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2014	119

Financial Highlights	March 31, 2014

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations				Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
AQR CORE EQUITY FUND CLASS L
SIX MONTHS ENDED MARCH 31, 2014 (Unaudited)[6]	$11.09	0.07		1.62	1.69	(0.04)	(0.05)	(0.09)
FOR THE PERIOD 3/26/13[7]—9/30/13[6]	$10.00	0.06	[8]	1.03	1.09	—	—	—
AQR CORE EQUITY FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2014 (Unaudited)[6]	$11.09	0.05		1.61	1.66	(0.03)	(0.05)	(0.08)
FOR THE PERIOD 3/26/13[7]—9/30/13[6]	$10.00	0.04	[8]	1.05	1.09	—	—	—
AQR SMALL CAP CORE EQUITY FUND CLASS L
SIX MONTHS ENDED MARCH 31, 2014 (Unaudited)[6]	$11.88	0.03	[10]	1.25	1.28	(0.04)	(0.12)	(0.16)
FOR THE PERIOD 3/26/13[7]—9/30/13[6]	$10.00	0.03	[8]	1.85	1.88	—	—	—
AQR SMALL CAP CORE EQUITY FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2014 (Unaudited)[6]	$11.87	0.01	[10]	1.24	1.25	(0.02)	(0.12)	(0.14)
FOR THE PERIOD 3/26/13[7]—9/30/13[6]	$10.00	0.01	[8]	1.86	1.87	—	—	—
AQR INTERNATIONAL CORE EQUITY FUND CLASS L
SIX MONTHS ENDED MARCH 31, 2014 (Unaudited)[6]	$11.28	0.10		0.33	0.43	(0.10)	—	(0.10)
FOR THE PERIOD 3/26/13[7]—9/30/13[6]	$10.00	0.13	[8]	1.15	1.28	—	—	—
AQR INTERNATIONAL CORE EQUITY FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2014 (Unaudited)[6]	$11.27	0.07		0.34	0.41	(0.08)	—	(0.08)
FOR THE PERIOD 3/26/13[7]—9/30/13[6]	$10.00	0.15	[8]	1.12	1.27	—	—	—
*	Annualized for periods less than one year.
1	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
2	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.
3	Ratios do not include the impact of the expenses of the underlying funds in which the Fund invests.
4	Certain expenses incurred by the Funds were not annualized for the period ended September 30, 2013.
5	Portfolio turnover is not annualized.
6	Per share net investment income (loss) and net realized and unrealized gain (loss) are based on average shares outstanding.
7	Commencement of operations.
8	For the period ended September 30, 2013 certain Funds received special dividends which materially impacted the Net Investment Income Per Share and Net Investment Income Ratio. These dividends are not expected to continue in the future. Had these special dividends not been received the Net Investment Income Per Share and Net Investment Income Ratio would have been as follows:

FUND	NET INVESTMENT INCOME PER SHARE	NET INVESTMENT INCOME RATIO
AQR Core Equity Fund—Class L	$0.06	0.98%
AQR Core Equity Fund—Class N	0.04	0.61
AQR Small Cap Core Equity Fund—Class L	0.03	0.38
AQR Small Cap Core Equity Fund—Class N	0.01	0.10
AQR International Core Equity Fund—Class L	0.13	2.08
AQR International Core Equity Fund—Class N	0.15	2.48

9	Ratios are disproportionate between classes due to size of net assets and fixed expenses.
10	For the six months ended March 31, 2014 certain Funds received special dividends which materially impacted the Net Investment Income Per Share and Net Investment Income Ratio. These dividends are not expected to continue in the future. Had these special dividends not been received the Net Investment Income Per Share and Net Investment Income Ratio would have been as follows:

FUND	NET INVESTMENT INCOME PER SHARE	NET INVESTMENT INCOME RATIO
AQR Small Cap Core Equity Fund—Class L	$0.03	0.40%
AQR Small Cap Core Equity Fund—Class N	0.01	0.16

The accompanying notes are an integral part of these financial statements.

120	AQR Funds	Semi-Annual Report	March 2014

Financial Highlights	March 31, 2014

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[1,2]	Net Assets, End of Period	Expenses, Net of Reimbursements and/or Waivers[3]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[3]	Expenses, Before Reimbursements and/or Waivers[3,4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$12.69	15.30%	$55,430,899	0.54%	0.54%	0.88%	1.11%	109%
$11.09	10.90%	$18,810,952	0.54%	0.54%	1.80%[9]	1.09%[8]	223%

$12.67	15.06%	$3,844,342	0.79%	0.79%	1.46%	0.86%	109%
$11.09	10.90%	$1,403,213	0.79%	0.79%	4.30%[9]	0.72%[8]	223%

$13.00	10.75%	$4,560,901	0.75%	0.75%	3.33%	0.46%[10]	92%
$11.88	18.80%	$2,183,541	0.75%	0.75%	5.84%	0.45%[8]	70%

$12.98	10.57%	$2,276,525	1.00%	1.00%	3.85%	0.22%[10]	92%
$11.87	18.70%	$1,380,913	1.00%	1.00%	6.40%	0.17%[8]	70%

$11.61	3.78%	$22,540,690	0.70%	0.70%	1.48%	1.66%	67%
$11.28	12.80%	$15,810,091	0.70%	0.70%	2.16%	2.25%[8]	218%

$11.60	3.62%	$2,592,857	0.95%	0.95%	2.27%	1.26%	67%
$11.27	12.70%	$2,154,256	0.95%	0.95%	4.10%	2.65%[8]	218%

The accompanying notes are an integral part of these financial statements.

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Notes to Financial Statements (Unaudited)	March 31, 2014

1. Organization

AQR Funds (the “Trust”), organized as a Delaware statutory trust on September 4, 2008, is an open-end management investment company, under the Investment Company Act of 1940, as amended (the “1940 Act”). As of March 31, 2014, the Trust consists of twenty-four active series, fourteen of which are presented in this book (collectively, the “Funds” and each individually a “Fund”): AQR Global Equity Fund, AQR International Equity Fund, AQR Emerging Defensive Equity Fund, AQR International Defensive Equity Fund, AQR U.S. Defensive Equity Fund, AQR Momentum Fund, AQR Small Cap Momentum Fund, AQR International Momentum Fund, AQR Tax-Managed Momentum Fund, AQR Tax-Managed Small Cap Momentum Fund, AQR Tax-Managed International Momentum Fund, AQR Core Equity Fund, AQR Small Cap Core Equity Fund and AQR International Core Equity Fund. The remaining ten active series are reported in a separate book. AQR Capital Management, LLC (“the Advisor”) serves as the investment advisor of each Fund.

The investment objective for the AQR Global Equity Fund, AQR International Equity Fund, AQR Momentum Fund, AQR Small Cap Momentum Fund, AQR International Momentum Fund, AQR Core Equity Fund, AQR Small Cap Core Equity Fund and the AQR International Core Equity Fund is to seek long-term capital appreciation. The investment objective for the AQR Emerging Defensive Equity Fund, AQR International Defensive Equity Fund, and the AQR U.S. Defensive Equity Fund is to seek total return. The investment objective for the AQR Tax-Managed Momentum Fund, AQR Tax-Managed Small Cap Momentum Fund and the AQR Tax-Managed International Momentum Fund is to seek long-term after-tax capital appreciation.

The Funds offer the following classes of shares:

FUND	CLASSES OFFERED
AQR Global Equity Fund	Class I, Class N, Class Y and Class R6*
AQR International Equity Fund	Class I, Class N, Class Y and Class R6*
AQR Emerging Defensive Equity Fund	Class I and Class N
AQR International Defensive Equity Fund	Class I and Class N
AQR U.S. Defensive Equity Fund	Class I and Class N
AQR Momentum Fund	Class L and Class N
AQR Small Cap Momentum Fund	Class L and Class N
AQR International Momentum Fund	Class L and Class N
AQR Tax-Managed Momentum Fund	Class L and Class N
AQR Tax-Managed Small Cap Momentum Fund	Class L and Class N
AQR Tax-Managed International Momentum Fund	Class L and Class N
AQR Core Equity Fund	Class L and Class N
AQR Small Cap Core Equity Fund	Class L and Class N
AQR International Core Equity Fund	Class L and Class N

*	The Class R6 Shares of the AQR Global Equity and AQR International Equity Funds commenced operations on January 8, 2014.

2. Significant Accounting Policies

The following summarizes the significant accounting policies of the Funds:

Use of Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires the Advisor to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. Actual results could differ from those estimates and such differences could be material.

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Notes to Financial Statements (Unaudited)	March 31, 2014

Valuation of Investments: Each Fund’s portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time). The Funds’ Board of Trustees has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Advisor. Equity securities, including securities sold short, rights and warrants, are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades. The value of securities listed on the NASDAQ Stock Market LLC (“NASDAQ”) are generally the NASDAQ Official Closing Price. In accordance with procedures adopted by the Board of Trustees, the Funds apply fair value factors to international securities traded outside of the Western Hemisphere on a daily basis utilizing the quotations of an independent pricing service, unless the Advisor determines that use of another valuation methodology is appropriate. The pricing service uses statistical analysis and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets in determining fair value as of the time the Funds calculate their net asset value. Securities traded in the over the- counter market, and which are not quoted by NASDAQ, are valued at the last sale price, if available, otherwise at the last quoted bid price (in the case of short sales, at the ask price). Bonds are valued using the latest bid prices or evaluated quotes furnished by independent pricing services. Evaluated quotes are based on a matrix system, which may consider such factors as quoted prices, yields, maturities and ratings and are not necessarily reliant on quoted prices. The Funds value debt securities maturing less than 61 days from the date of purchase at amortized cost, which approximates market value. The value of futures contracts purchased and sold by the Funds is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current settlement prices. Options contracts are valued at the last quoted sales price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. Investments in open-end investment companies are valued at such investment company’s current day closing net asset value per share. Exchange-Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sales price. Total return swap contracts are valued at fair value, based on the price of the underlying referenced instrument.

The Funds use pricing services to obtain readily available market quotations. Where market quotations are not readily available, or if an available market quotation is determined not to reflect fair value, a security will be valued based on its fair value as determined in accordance with the valuation procedures approved by the Funds’ Board of Trustees, which may include the use of proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, credit spreads, estimated default rates, underlying collateral, and other unique security features. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net assets. It is possible the estimated values may differ significantly from the values which would have been used had a ready market for the investments existed. These differences could be material.

Convertible Securities: Certain Funds invest in preferred stocks and fixed-income securities which are convertible into common stock. Convertible securities may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in a convertible security, the Funds may participate in any capital appreciation or depreciation of a company’s stock, but to a lesser degree than if it had invested in that company’s common stock. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, entail less risk than the corporation’s common stock. The Funds may attempt to hedge some of their investments in convertible debt securities by selling short the issuer’s common stock.

Master Agreements: Certain Funds are a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over-the-counter derivative (including Total Return, Credit Default and Interest Rate Swaps) and foreign exchange contracts entered into by the Funds. The Master Agreements may contain provisions regarding, among other things, the parties’ general

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Notes to Financial Statements (Unaudited)	March 31, 2014

obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact a Fund’s future derivative activity. Collateral and margin requirements differ between exchange traded derivatives and over-the-counter (“OTC”) derivatives. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared derivatives (futures contracts, options and centrally cleared swaps) pursuant to the governing agreements for those investment types. For OTC derivatives traded under an ISDA Master Agreement, posting of collateral is required by either the fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount and can vary depending on the counterparty and the type of the agreement. For swaps, futures and forward foreign currency exchange contracts, the Funds may be required to post collateral if a Fund is in a net liability position with the counterparty exceeding certain amounts. Generally, collateral is determined at the close of fund business each day. Collateral posted for the benefit of a Fund is held in a segregated account by a custodian of the Fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the Fund’s Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Fund’s Schedule of Investments. Collateral can be in the form of cash, debt securities issued by the U.S. Government and related agencies, other securities or money market funds as agreed to by the Fund and the applicable counterparty. Collateral requirements are generally determined based on the Fund’s net position with each counterparty. The Funds’ derivative assets and liabilities on the Statements of Assets and Liabilities are presented net only within a derivative type when a legally enforceable master netting agreement exists between the Funds and a derivative counterparty.

Futures Contracts: Certain Funds invest in futures contracts as part of their investment strategy and to equitize their cash flows. Investments in futures may increase or decrease exposure to a particular market. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Funds, the Funds may not be entitled to the return of all of the margin owed to the Funds, potentially resulting in a loss. No monies are paid to or received by a Fund upon the purchase or sale of a futures contract. Initially, a Fund will be required to deposit with the broker an amount of cash or cash equivalents, known as initial margin, based on the value of the contract. Subsequent payments to and from the broker will be made on a periodic basis as the price of the underlying instruments fluctuates. Changes in market value of open futures contracts are recorded as unrealized appreciation or depreciation in the Statements of Operations. Realized gains or losses represent the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired, and are reported in the Statements of Operations. Securities deposited as initial margin are designated in the Schedules of Investments and cash pledged/received is presented as Due to/from Broker on the Statements of Assets and Liabilities. The use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the contract amount of the futures contracts. The use of short futures contracts subjects the Funds to unlimited risk of loss. Futures contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Forward Foreign Currency Exchange Contracts: Certain Funds buy and sell forward foreign currency exchange contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a Fund intends to buy are denominated, when a Fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if the value of the currency

124	AQR Funds	Semi-Annual Report	March 2014

Notes to Financial Statements (Unaudited)	March 31, 2014

changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statements of Assets and Liabilities. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency. Forward foreign currency exchange contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Total Return Swap Contracts: Certain Funds invest in total return swaps to obtain exposure to the underlying referenced instrument, obtain leverage or attain the returns from ownership without actually owning the underlying position. Total return swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, security index or index component during the period of the swap. Total return swap contracts are marked to market daily based on the value of the underlying reference entity and the change, if any, is recorded as unrealized appreciation/depreciation on the Statements of Operations. Total return swaps normally do not involve the delivery of securities or other underlying assets. If the other party to a total return swap defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. To the extent that the Advisor does not accurately analyze and predict future market trends, the values of assets or economic factors, a Fund may suffer a loss, which may exceed the related amounts shown in the Statements of Assets and Liabilities. Periodic payments received or paid by the Funds are recorded as realized gains or losses. Total return swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Securities Transactions and Investment Income: Investment transactions are accounted for on trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts using the effective yield method. Dividend income/expense is recorded on the ex-dividend date or when the Fund first learns of the ex-date dividend notification.

Allocation of Income and Expenses: In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Each Fund is charged for those expenses that are directly attributable to each Fund, such as advisory fees and registration costs. Trust level expenses are allocated among the Funds based on the ratio of average net assets or other reasonable methodology.

The Funds record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates (if actual amounts are not available) and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of components of distributions (and consequently net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

Organization and Offering Cost: Offering costs, including professional fees, printing fees and the offering of the initial registration, are amortized over a period not longer than twelve months from the date the Funds commenced operations.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and the other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions.

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Notes to Financial Statements (Unaudited)	March 31, 2014

Reported realized foreign currency gains or losses arise from the disposition of foreign currency and forward foreign currency exchange contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at period end.

Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollar and foreign currency deposited at bank accounts at amounts which may exceed insured limits. The Funds are subject to risk to the extent that the institutions may be unable to fulfill their obligations.

Due to/from Broker: Due to/from Broker represents cash balances on deposit with the Funds’ prime brokers and counterparties. The Funds are subject to credit risk should the prime brokers and counterparties be unable to meet their obligations to the Funds.

Federal Income Taxes: Each Fund is treated as a separate taxable entity for federal income tax purposes. Each Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If so qualified, each Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders.

The Advisor evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The Funds are required to analyze all open tax years. Open tax years are those years that are open for examination by the relevant income taxing authority. The returns of the Funds for the prior three fiscal years, or since inception if shorter, are open for examination. As of March 31, 2014, the Funds had no examinations in progress.

The Funds have concluded that there is no tax liability/benefit resulting from uncertain income tax positions taken or expected to be taken. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in twelve months.

Distributions to Shareholders: The Funds intend to declare and distribute substantially all of their net investment income and net realized capital gains, if any, at least annually. Income and capital gain distributions will be determined in accordance with federal income tax regulations which may differ from GAAP. Distributions to shareholders are recorded on the ex-dividend date. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

Indemnification: In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as any potential exposure involves future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

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Notes to Financial Statements (Unaudited)	March 31, 2014

3. Federal Income Tax Matters

At March 31, 2014, the cost of long security positions and aggregate gross unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:

FUND	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
AQR Global Equity Fund	$224,027,133	$62,141,376	$(2,022,669)	$60,118,707
AQR International Equity Fund	688,793,871	150,130,460	(7,704,668)	142,425,792
AQR Emerging Defensive Equity Fund	49,338,364	2,444,971	(2,213,030)	231,941
AQR International Defensive Equity Fund	24,414,024	2,403,475	(625,635)	1,777,840
AQR U.S. Defensive Equity Fund	208,739,719	20,715,974	(1,346,549)	19,369,425
AQR Momentum Fund	791,857,708	193,513,054	(10,090,476)	183,422,578
AQR Small Cap Momentum Fund	243,608,711	67,810,246	(10,629,565)	57,180,681
AQR International Momentum Fund	285,724,742	40,176,661	(7,299,358)	32,877,303
AQR Tax-Managed Momentum Fund	64,309,137	6,192,153	(674,851)	5,517,302
AQR Tax-Managed Small Cap Momentum Fund	10,720,221	2,344,748	(357,261)	1,987,487
AQR Tax-Managed International Momentum Fund	59,126,645	4,193,010	(1,644,274)	2,548,736
AQR Core Equity Fund	53,800,094	6,056,469	(527,071)	5,529,398
AQR Small Cap Core Equity Fund	5,981,353	960,141	(92,572)	867,569
AQR International Core Equity Fund	23,741,771	2,222,971	(681,692)	1,541,279

The differences between book basis and tax basis appreciation (depreciation) on investments is primarily attributable to wash sale loss deferrals.

As of September 30, 2013, for federal income tax purposes, the following Funds had capital loss carryforwards available to offset capital gains, if any, to the extent provided by the U.S. Treasury regulations.

FUND	SHORT-TERM	LONG-TERM	YEAR OF EXPIRATION
AQR Emerging Defensive Equity Fund	$292,230	$—	N/A
AQR International Momentum Fund	107,993	—	2018
AQR International Momentum Fund	4,061,666	—	N/A
AQR International Core Equity Fund	28,884	—	N/A

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Post-enactment capital loss carryforwards retain their character as either short-term or long-term capital losses rather than being considered short-term as under previous law. Any post-enactment capital losses generated will be required to be utilized prior to the losses incurred in pre-enactment tax years.

4. Fair Value Measurements

The Funds utilize various inputs in determining the value of each Fund’s investments. GAAP establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. These inputs are summarized in the three broad levels as follows:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, pre-payment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

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Notes to Financial Statements (Unaudited)	March 31, 2014

Valuation methodology and inputs

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used. The valuation techniques used by the Funds to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following inputs and techniques may be used by the Funds to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with GAAP.

Equities traded outside North America are fair valued daily based on the application of a fair value factor, and therefore are considered Level 2 (Note 2). Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are also classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, money market funds and less liquid listed equities. Corporate and sovereign bonds and other fixed-income instruments are valued at estimated fair value based on quotations (including evaluated quotes) from an independent pricing service, as well as quotations from counterparties and other market participants. Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments include illiquid securities. When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach, the income approach, or the cost approach) for which sufficient and reliable data is available. Within Level 3, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors. The inputs used by the Funds in estimating the value of Level 3 investments include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations and other transactions across the capital structure, offerings in the equity or debt capital markets, and changes in financial ratios or cash flows. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Advisor in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

The Funds invest in derivative instruments. Derivative instruments can be exchange traded or privately negotiated over-the-counter (“OTC”). Exchange-traded derivatives, such as futures contracts and exchange traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Futures and option contracts that are listed on national exchanges and are freely transferable are valued at fair value based on their last sales price on the date of determination on the exchange that constitutes the principal market. OTC derivatives, including futures, forwards and swaps, are valued by the Funds using observable inputs, such as quotations received from the counterparty, or dealers and brokers, whenever available and considered reliable. Generally, a valuation model is used consistently for similar derivative types and model inputs, including, but not limited to, market prices, yield curves, credit spreads, volatilities and implied correlations which are obtained from outside brokers and/or pricing services when available. In instances where models are used, the value of an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument as well as the availability and reliability of observable inputs. Such inputs include market prices for reference securities, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. Certain OTC derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. Equity total return swap transactions are valued at fair value, based on the price of the underlying security.

Securities, for which market quotations or independent pricing service quotations are not readily available, are not readily marketable, or model priced and all other assets of the Funds are valued at fair value using valuation procedures for the Funds, which have been approved by the Board of Trustees. The Advisor has established a Valuation Committee (the “VC”) which is responsible for overseeing the pricing and valuation of all securities held in the Funds. The VC operates under the valuation procedures approved by the Funds’ Board of Trustees. The VC

128	AQR Funds	Semi-Annual Report	March 2014

Notes to Financial Statements (Unaudited)	March 31, 2014

meets quarterly and on an as-needed basis. The VC is responsible for valuing any securities or other assets for which prices or valuations are not readily determinable by the Funds’ pricing services. The VC considers time-sensitive valuation issues, including those relating to market closures, changes in illiquid security values, model prices and other events that may have a potentially material impact on security values. On a quarterly basis the VC meets to review the results of back test reports generated by the Advisor’s internal risk department. The VC prepares for the Funds’ Board of Trustees an analysis relating to Level 3 positions. On a daily basis, the Trust’s fund accounting agent compares trade execution prices to the prior night’s valuation price for all positions which were traded and held the previous day. On a monthly basis, third party model prices are reviewed against internal model prices.

Quantitative Information

These tables include a description of unobservable and quantitative inputs and the interrelationship of such inputs, as used in determining the value of Level 3 financial instruments, except for Level 3 instruments for which prior transaction or third party pricing information was used without adjustment.

Transfers

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period. Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The following summarizes inputs used as of March 31, 2014 in valuing the Funds’ assets carried at fair value:

AQR GLOBAL EQUITY FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTALS
ASSETS
Common Stocks†	$152,266,984	$108,445,323	$—	(a)	$260,712,307
Preferred Stocks†	—	2,361,019	—		2,361,019
Rights†	—	—	2,106		2,106
Money Market Funds	—	21,070,408	—		21,070,408
Futures Contracts*	606,283	—	—		606,283
Forward Foreign Currency Exchange Contracts*	—	262,320	—		262,320

Total Assets	$152,873,267	$132,139,070	$2,106		$285,014,443

LIABILITIES
Total Return Swap Contracts*	$—	$(475,650)	$—		$(475,650)

Total Liabilities	$—	$(475,650)	$—		$(475,650)

(a)	Security has zero value.
*	Derivative instruments, including futures, forward foreign currency exchange and total return swap contracts, are valued at the unrealized appreciation (depreciation) of the instrument.
†	Please refer to the Schedule of Investments to view securities segregated by country.

AQR Funds	Semi-Annual Report	March 2014	129

Notes to Financial Statements (Unaudited)	March 31, 2014

There were three immaterial positions which transferred between Levels 1 and 2 during the period. Securities listed in the Schedule of Investments with a total market value of $2,106 are classified as Level 3 and considered quantitatively insignificant to the portfolio. The total change in unrealized appreciation (depreciation) included in the Statements of Operations attributable to Level 3 investments still held at March 31, 2014 is $2,106.

AQR INTERNATIONAL EQUITY FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTALS
ASSETS
Common Stocks†	$—	$745,372,689	$—	(a)	$745,372,689
Preferred Stocks†	—	14,358,397	—		14,358,397
Rights†	—	—	15,491		15,491
Money Market Funds	—	71,473,086	—		71,473,086
Futures Contracts*	1,881,315	—	—		1,881,315
Forward Foreign Currency Exchange Contracts*	—	1,499,759	—		1,499,759

Total Assets	$1,881,315	$832,703,931	$15,491		$834,600,737

LIABILITIES
Total Return Swap Contracts*	$—	$(1,404,768)	$—		$(1,404,768)

Total Liabilities	$—	$(1,404,768)	$—		$(1,404,768)

(a)	Security has zero value.
*	Derivative instruments, including futures, forward foreign currency exchange and total return swap contracts, are valued at the unrealized appreciation (depreciation) of the instrument.
†	Please refer to the Schedule of Investments to view securities segregated by country.

There were no transfers between Levels 1 and 2 during the period. Securities listed in the Schedule of Investments with a total market value of $15,491 are classified as Level 3 and considered quantitatively insignificant to the portfolio. The total change in unrealized appreciation (depreciation) included in the Statements of Operations attributable to Level 3 investments still held at March 31, 2014 is $15,491.

AQR EMERGING DEFENSIVE EQUITY FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$14,716,242	$28,987,455	$—	$43,703,697
Exchange-Traded Funds	4,503,530	—	—	4,503,530
Preferred Stocks†	22,830	—	—	22,830
Money Market Funds	—	1,340,248	—	1,340,248

Total Assets	$19,242,602	$30,327,703	$—	$49,570,305

†	Please refer to the Schedule of Investments to view securities segregated by country.

130	AQR Funds	Semi-Annual Report	March 2014

Notes to Financial Statements (Unaudited)	March 31, 2014

There were no transfers between Levels 1 and 2 during the period. There were no Level 3 securities held at period end.

AQR INTERNATIONAL DEFENSIVE EQUITY FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$4,577,235	$20,054,112	$—	$24,631,347
Exchange-Traded Funds	1,233,308	—	—	1,233,308
Preferred Stocks†	—	155,435	—	155,435
Money Market Funds	—	171,774	—	171,774

Total Assets	$5,810,543	$20,381,321	$—	$26,191,864

†	Please refer to the Schedule of Investments to view securities segregated by country.

There were no transfers between Levels 1 and 2 during the period. There were no Level 3 securities held at period end.

AQR U.S. DEFENSIVE EQUITY FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$218,803,716	$1,352,439	$—	$220,156,155
Money Market Funds	—	7,952,989	—	7,952,989
Futures Contracts*	2,874	—	—	2,874

Total Assets	$218,806,590	$9,305,428	$—	$228,112,018

*	Derivative instruments, including futures contracts, are valued at the unrealized appreciation (depreciation) of the instrument.
†	Please refer to the Schedule of Investments to view securities segregated by industry type.

There were no transfers between Levels 1 and 2 during the period. There were no Level 3 securities held at period end.

AQR MOMENTUM FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$953,021,526	$8,825,858	$—	$961,847,384
Money Market Funds	—	13,432,902	—	13,432,902

Total Assets	$953,021,526	$22,258,760	$—	$975,280,286

LIABILITIES
Futures Contracts*	$(8,453)	$—	$—	$(8,453)

Total Liabilities	$(8,453)	$—	$—	$(8,453)

*	Derivative instruments, including futures contracts, are valued at the unrealized appreciation (depreciation) of the instrument.
†	Please refer to the Schedule of Investments to view securities segregated by industry type.

AQR Funds	Semi-Annual Report	March 2014	131

Notes to Financial Statements (Unaudited)	March 31, 2014

There were two immaterial positions which transferred between Levels 1 and 2 during the period. There were no Level 3 securities held at period end.

AQR SMALL CAP MOMENTUM FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTALS
ASSETS
Common Stocks†	$295,440,796	$1,297,477	$14,729		$296,753,002
Preferred Stocks†	46,610	—	—		46,610
Rights†	—	—	—	(a)	— (a)
Money Market Funds	—	3,989,780	—		3,989,780

Total Assets	$295,487,406	$5,287,257	$14,729		$300,789,392

LIABILITIES
Futures Contracts*	$(27,447)	$—	$—		$(27,447)

Total Liabilities	$(27,447)	$—	$—		$(27,447)

(a)	Security has zero value.
*	Derivative instruments, including futures contracts, are valued at the unrealized appreciation (depreciation) of the instrument.
†	Please refer to the Schedule of Investments to view securities segregated by industry type.

There were seven immaterial positions which transferred between Levels 1 and 2 during the period. Securities listed in the Schedule of Investments with a total market value of $14,729 are classified as Level 3 and considered quantitatively insignificant to the portfolio. The total change in unrealized appreciation (depreciation) included in the Statements of Operations attributable to Level 3 investments still held at March 31, 2014 is $0.

AQR INTERNATIONAL MOMENTUM FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$33,532,340	$278,167,178	$—	$311,699,518
Rights†	—	57,863	13,684	71,547
Money Market Funds	—	6,830,980	—	6,830,980
Futures Contracts*	14,999	—	—	14,999

Total Assets	$33,547,339	$285,056,021	$13,684	$318,617,044

*	Derivative instruments, including futures contracts, are valued at the unrealized appreciation (depreciation) of the instrument.
†	Please refer to the Schedule of Investments to view securities segregated by country.

132	AQR Funds	Semi-Annual Report	March 2014

Notes to Financial Statements (Unaudited)	March 31, 2014

There were no transfers between Levels 1 and 2 during the period. Securities listed in the Schedule of Investments with a total market value of $13,684 are classified as Level 3 and considered quantitatively insignificant to the portfolio. The total change in unrealized appreciation (depreciation) included in the Statements of Operations attributable to Level 3 investments still held at March 31, 2014 is $13,684.

AQR TAX-MANAGED MOMENTUM FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$66,863,513	$663,907	$—	$67,527,420
Exchange-Traded Funds	1,331,912	—	—	1,331,912
Money Market Funds	—	967,107	—	967,107

Total Assets	$68,195,425	$1,631,014	$—	$69,826,439

†	Please refer to the Schedule of Investments to view securities segregated by industry type.

There were no transfers between Levels 1 and 2 during the period. There were no Level 3 securities held at period end.

AQR TAX-MANAGED SMALL CAP MOMENTUM FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$12,462,060	$38,576	$—	$12,500,636
Exchange-Traded Funds	161,596	—	—	161,596
Money Market Funds	—	45,476	—	45,476

Total Assets	$12,623,656	$84,052	$—	$12,707,708

†	Please refer to the Schedule of Investments to view securities segregated by industry type.

There were no transfers between Levels 1 and 2 during the period. There were no Level 3 securities held at period end.

AQR TAX-MANAGED INTERNATIONAL MOMENTUM FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$7,659,897	$52,498,731	$—	$60,158,628
Exchange-Traded Funds	1,346,893	—	—	1,346,893
Rights†	—	13,988	628	14,616
Money Market Funds	—	155,244	—	155,244

Total Assets	$9,006,790	$52,667,963	$628	$61,675,381

†	Please refer to the Schedule of Investments to view securities segregated by country.

AQR Funds	Semi-Annual Report	March 2014	133

Notes to Financial Statements (Unaudited)	March 31, 2014

There were no transfers between Levels 1 and 2 during the period. Securities listed in the Schedule of Investments with a total market value of $628 are classified as Level 3 and considered quantitatively insignificant to the portfolio. The total change in unrealized appreciation (depreciation) included in the Statements of Operations attributable to Level 3 investments still held at March 31, 2014 is $628.

AQR CORE EQUITY FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$57,857,507	$137,015	$—	$57,994,522
Exchange-Traded Funds	741,988	—	—	741,988
Money Market Funds	—	592,982	—	592,982

Total Assets	$58,599,495	$729,997	$—	$59,329,492

†	Please refer to the Schedule of Investments to view securities segregated by industry type.

There were two immaterial positions which transferred between Levels 1 and 2 during the period. There were no Level 3 securities held at period end.

AQR SMALL CAP CORE EQUITY FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$6,735,916	$41,311	$—	$6,777,227
Exchange-Traded Funds	30,365	—	—	30,365
Money Market Funds	—	41,330	—	41,330

Total Assets	$6,766,281	$82,641	$—	$6,848,922

†	Please refer to the Schedule of Investments to view securities segregated by industry type.

There were four immaterial positions which transferred between Levels 1 and 2 during the period. There were no Level 3 securities held at period end.

AQR INTERNATIONAL CORE EQUITY FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$2,476,726	$22,086,378	$—	$24,563,104
Exchange-Traded Funds	234,424	—	—	234,424
Rights†	—	7,165	—	7,165
Money Market Funds	—	478,357	—	478,357

Total Assets	$2,711,150	$22,571,900	$—	$25,283,050

†	Please refer to the Schedule of Investments to view securities segregated by country.

There were no transfers between Levels 1 and 2 during the period. There were no Level 3 securities held at period end.

134	AQR Funds	Semi-Annual Report	March 2014

Notes to Financial Statements (Unaudited)	March 31, 2014

5. Investment Transactions

During the period ended March 31, 2014, the cost of purchases and the proceeds from sales of investments (excluding swap contracts, forward foreign currency exchange contracts, futures contracts and short-term investments) were as follows:

FUND	PURCHASES	SALES
AQR Global Equity Fund	$139,353,562	$134,378,556
AQR International Equity Fund	225,703,643	267,070,928
AQR Emerging Defensive Equity Fund	45,880,669	28,814,160
AQR International Defensive Equity Fund	14,239,748	7,637,676
AQR U.S. Defensive Equity Fund	54,564,889	10,943,520
AQR Momentum Fund	452,484,613	360,239,318
AQR Small Cap Momentum Fund	137,384,581	110,169,330
AQR International Momentum Fund	152,327,374	99,895,089
AQR Tax-Managed Momentum Fund	95,521,839	51,783,716
AQR Tax-Managed Small Cap Momentum Fund	14,251,451	9,208,131
AQR Tax-Managed International Momentum Fund	100,913,763	56,638,708
AQR Core Equity Fund	79,023,621	44,526,434
AQR Small Cap Core Equity Fund	7,524,832	4,761,663
AQR International Core Equity Fund	20,300,658	13,919,214

6. Derivative Instruments and Hedging Activities

Certain Funds use derivative instruments as part of their principal investment strategy to achieve their investment objectives. The values of such derivative instruments reflected in the Statements of Assets and Liabilities at March 31, 2014 are as follows:

	ASSETS		LIABILITIES
FUND	UNREALIZED APPRECIATION ON FUTURES CONTRACTS	UNREALIZED APPRECIATION ON FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS	UNREALIZED DEPRECIATION ON FUTURES CONTRACTS	SWAPS AT VALUE	UNREALIZED DEPRECIATION ON FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Equity Risk Exposure:
AQR Global Equity Fund	$900,185	$—	$293,902	$475,650	$—
AQR International Equity Fund	3,146,321	—	1,265,006	1,404,768	—
AQR U.S. Defensive Equity Fund	2,874	—	—	—	—
AQR Momentum Fund	—	—	8,453	—	—
AQR Small Cap Momentum Fund	—	—	27,447	—	—
AQR International Momentum Fund	14,999	—	—	—	—

Foreign Exchange Rate Risk Exposure:
AQR Global Equity Fund	—	1,220,410	—	—	958,090
AQR International Equity Fund	—	5,487,912	—	—	3,988,153

Netting:
AQR Global Equity Fund	(293,902)	(958,090)	(293,902)	—	(958,090)
AQR International Equity Fund	(1,265,006)	(3,988,153)	(1,265,006)	—	(3,988,153)

Net Fair Value of Derivative Contracts:
AQR Global Equity Fund	606,283	262,320	—	475,650	—
AQR International Equity Fund	1,881,315	1,499,759	—	1,404,768	—
AQR U.S. Defensive Equity Fund	2,874	—	—	—	—
AQR Momentum Fund	—	—	8,453	—	—
AQR Small Cap Momentum Fund	—	—	27,447	—	—
AQR International Momentum Fund	14,999	—	—	—	—

AQR Funds	Semi-Annual Report	March 2014	135

Notes to Financial Statements (Unaudited)	March 31, 2014

The following is the effect of Derivative Instruments on the Statements of Operations for the period ended March 31, 2014:

	REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED AS A RESULT FROM OPERATIONS			NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED AS A RESULT FROM OPERATIONS
FUND	FUTURES CONTRACTS	SWAP CONTRACTS	FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS	FUTURES CONTRACTS	SWAP CONTRACTS	FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Equity Risk Exposure:
AQR Global Equity Fund	$457,629	$(32,660)	$—	$437,840	$(486,545)	$—
AQR International Equity Fund	(3,148,668)	(886,720)	—	1,291,034	(1,450,548)	—
AQR U.S. Defensive Equity Fund	1,136,034	—	—	73,938	—	—
AQR Momentum Fund	1,476,841	—	—	190,224	—	—
AQR Small Cap Momentum Fund	(57,989)	—	—	(40,503)	—	—
AQR International Momentum Fund	415,486	—	—	35,356	—	—

Foreign Exchange Rate Risk Exposure:
AQR Global Equity Fund	—	—	1,357,849	—	—	460,502
AQR International Equity Fund	—	—	(736,811)	—	—	2,416,270

For financial reporting purposes, the Funds do not offset financial assets and financial liabilities across derivative types that are subject to master netting arrangements or similar agreements on the Statements of Assets and Liabilities.

The following tables present, by counterparty and contract type, the Funds’ derivative assets and liabilities as of March 31, 2014.

AQR GLOBAL EQUITY FUND

					GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS	GROSS AMOUNTS OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES	NET AMOUNTS OF ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED (a)	NET AMOUNT
Barclays Capital	Futures Contracts	$900,185	$(293,902)	$606,283	$ —	$ —	$606,283
Credit Suisse International	Forward Foreign Currency Exchange Contracts	586,147	(478,923)	107,224	—	(107,224)	—
The Royal Bank of Scotland	Forward Foreign Currency Exchange Contracts	634,263	(479,167)	155,096	—	(155,096)	—
Total financial instruments subject to a master netting agreement or similar arrangement		2,120,595	(1,251,992)	868,603	—	(262,320)	606,283
Total financial instruments not subject to a master netting agreement or similar arrangement		—	—	—	—	—	—

Total financial instruments		$2,120,595	$(1,251,992)	$868,603	$ —	$(262,320)	$606,283

136	AQR Funds	Semi-Annual Report	March 2014

Notes to Financial Statements (Unaudited)	March 31, 2014

					GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES	GROSS AMOUNTS OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES	NET AMOUNTS OF LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (b)	NET AMOUNT
Barclays Capital	Futures Contracts	$293,902	$(293,902)	$ —	$ —	$ —	$ —
Credit Suisse International	Forward Foreign Currency Exchange Contracts	478,923	(478,923)	—	—	—	—
Goldman Sachs	Total Return Swap Contracts	475,650	—	475,650	—	(300,000)	175,650
The Royal Bank of Scotland	Forward Foreign Currency Exchange Contracts	479,167	(479,167)	—	—	—	—
Total financial instruments subject to a master netting agreement or similar arrangement		1,727,642	(1,251,992)	475,650	—	(300,000)	175,650
Total financial instruments not subject to a master netting agreement or similar arrangement		—	—	—	—	—	—

Total financial instruments		$1,727,642	$(1,251,992)	$475,650	$ —	$(300,000)	$175,650

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral received from the counterparty. Total additional collateral received was $57,680.
(b)	Per GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $3,623,039.

AQR INTERNATIONAL EQUITY FUND

					GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS	GROSS AMOUNTS OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES	NET AMOUNTS OF ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED (a)	NET AMOUNT
Barclays Capital	Futures Contracts	$3,146,321	$(1,265,006)	$1,881,315	$ —	$ —	$1,881,315
Credit Suisse International	Forward Foreign Currency Exchange Contracts	2,709,877	(1,972,125)	737,752	—	(737,752)	—
The Royal Bank of Scotland	Forward Foreign Currency Exchange Contracts	2,778,035	(2,016,028)	762,007	—	(700,000)	62,007
Total financial instruments subject to a master netting agreement or similar arrangement		8,634,233	(5,253,159)	3,381,074	—	(1,437,752)	1,943,322
Total financial instruments not subject to a master netting agreement or similar arrangement		—	—	—	—	—	—

Total financial instruments		$8,634,233	$(5,253,159)	$3,381,074	$ —	$(1,437,752)	$1,943,322

AQR Funds	Semi-Annual Report	March 2014	137

Notes to Financial Statements (Unaudited)	March 31, 2014

					GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES	GROSS AMOUNTS OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES	NET AMOUNTS OF LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (b)	NET AMOUNT
Barclays Capital	Futures Contracts	$1,265,006	$(1,265,006)	$ —	$ —	$ —	$ —
Credit Suisse International	Forward Foreign Currency Exchange Contracts	1,972,125	(1,972,125)	—	—	—	—
Goldman Sachs	Total Return Swap Contracts	1,404,768	—	1,404,768	—	(1,404,768)	—
The Royal Bank of Scotland	Forward Foreign Currency Exchange Contracts	2,016,028	(2,016,028)	—	—	—	—
Total financial instruments subject to a master netting agreement or similar arrangement		6,657,927	(5,253,159)	1,404,768	—	(1,404,768)	—
Total financial instruments not subject to a master netting agreement or similar arrangement		—	—	—	—	—	—

Total financial instruments		$6,657,927	$(5,253,159)	$1,404,768	$ —	$(1,404,768)	$ —

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral received from the counterparty. Total additional collateral received was $122,248.
(b)	Per GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $23,214,861.

AQR U.S. DEFENSIVE EQUITY FUND

					GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS	GROSS AMOUNTS OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES	NET AMOUNTS OF ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED (a)	NET AMOUNT
Goldman Sachs	Futures Contracts	$2,874	$ —	$2,874	$ —	$ —	$2,874
Total financial instruments subject to a master netting agreement or similar arrangement		2,874	—	2,874	—	—	2,874
Total financial instruments not subject to a master netting agreement or similar arrangement		—	—	—	—	—	—

Total financial instruments		$2,874	$ —	$2,874	$ —	$ —	$2,874

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $290,023.

138	AQR Funds	Semi-Annual Report	March 2014

Notes to Financial Statements (Unaudited)	March 31, 2014

AQR MOMENTUM FUND

					GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES	GROSS AMOUNTS OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES	NET AMOUNTS OF LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (a)	NET AMOUNT
Barclays Capital	Futures Contracts	$8,453	$ —	$8,453	$ —	$(8,453)	$ —
Total financial instruments subject to a master netting agreement or similar arrangement		8,453	—	8,453	—	(8,453)	—
Total financial instruments not subject to a master netting agreement or similar arrangement		—	—	—	—	—	—

Total financial instruments		$8,453	$ —	$8,453	$ —	$(8,453)	$ —

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $171,471.

AQR SMALL CAP MOMENTUM FUND

					GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES	GROSS AMOUNTS OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES	NET AMOUNTS OF LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (a)	NET AMOUNT
Barclays Capital	Futures Contracts	$27,447	$ —	$27,447	$ —	$(27,447)	$ —
Total financial instruments subject to a master netting agreement or similar arrangement		27,447	—	27,447	—	(27,447)	—
Total financial instruments not subject to a master netting agreement or similar arrangement		—	—	—	—	—	—

Total financial instruments		$27,447	$ —	$27,447	$ —	$(27,447)	$ —

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $82,658.

AQR Funds	Semi-Annual Report	March 2014	139

Notes to Financial Statements (Unaudited)	March 31, 2014

AQR INTERNATIONAL MOMENTUM FUND

					GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS	GROSS AMOUNTS OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES	NET AMOUNTS OF ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED (a)	NET AMOUNT
Barclays Capital	Futures Contracts	$14,999	$ —	$14,999	$ —	$ —	$14,999
Total financial instruments subject to a master netting agreement or similar arrangement		14,999	—	14,999	—	—	14,999
Total financial instruments not subject to a master netting agreement or similar arrangement		—	—	—	—	—	—

Total financial instruments		$14,999	$ —	$14,999	$ —	$ —	$14,999

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $37,163.

For the period ended March 31, 2014, the quarterly average values of the derivatives held by the Funds were as follows:

Derivatives Volume Disclosure*

	AQR GLOBAL EQUITY FUND	AQR INTERNATIONAL EQUITY FUND	AQR U.S. DEFENSIVE EQUITY FUND	AQR MOMENTUM FUND	AQR SMALL CAP MOMENTUM FUND	AQR INTERNATIONAL MOMENTUM FUND
Futures Contracts
Average Notional Balance Long	$50,037,451	$182,975,320	$8,370,192	$8,916,637	$1,429,443	$2,864,437
Average Notional Balance Short	20,531,352	79,527,975	—	—	—	—
Ending Notional Balance Long	58,667,995	197,367,141	5,407,340	3,169,820	1,287,550	4,074,250
Ending Notional Balance Short	20,419,869	68,520,571	—	—	—	—

Forward Foreign Currency Exchange Contracts
Average Settlement Value Purchased	113,635,495	363,287,461	—	—	—	—
Average Settlement Value Sold	97,299,966	291,218,251	—	—	—	—
Ending Settlement Value Purchased	125,466,032	461,115,684	—	—	—	—
Ending Settlement Value Sold	103,086,924	385,825,009	—	—	—	—

Total Return Swaps
Average Notional Balance — Short	9,193,817	33,359,788	—	—	—	—
Ending Notional Balance — Short	17,714,227	52,316,628	—	—	—	—

*	Values as of each quarter end are used to calculate the average represented.

The Funds’ derivative contracts held at March 31, 2014, are not accounted for as hedging instruments under GAAP.

140	AQR Funds	Semi-Annual Report	March 2014

Notes to Financial Statements (Unaudited)	March 31, 2014

7. Investment Advisory and Other Agreements

The Advisor serves as the investment advisor to each of the Funds pursuant to an Investment Advisory Agreement, dated December 4, 2008, as amended, or an Investment Management Agreement, dated June 10, 2010, as amended, entered into by the Trust, on behalf of the Funds (together, the “Advisory Agreement”). Under the Advisory Agreement, the Advisor furnishes a continuous investment program for each Fund’s portfolio, makes day-to-day investment decisions for the Funds, and manages the Funds’ investments in accordance with the stated policies of each Fund. The Advisor is also responsible for selecting brokers and dealers to execute purchase and sale orders for the portfolio transactions of each Fund, subject to its obligation to seek best execution. The Advisor provides persons satisfactory to the Funds’ Board of Trustees to serve as officers of the Funds. Pursuant to the Advisory Agreement, the Funds pay the Advisor an Advisory fee calculated on the average daily net assets for each Fund, in the annual ratios below:

FUND	RATIO
AQR Global Equity Fund	0.40%
AQR International Equity Fund	0.45
AQR Emerging Defensive Equity Fund	0.55	*
AQR International Defensive Equity Fund	0.35	**
AQR U.S. Defensive Equity Fund	0.25	***
AQR Momentum Fund	0.25
AQR Small Cap Momentum Fund	0.35
AQR International Momentum Fund	0.35
AQR Tax-Managed Momentum Fund	0.30
AQR Tax-Managed Small Cap Momentum Fund	0.40
AQR Tax-Managed International Momentum Fund	0.40
AQR Core Equity Fund	0.30
AQR Small Cap Core Equity Fund	0.45
AQR International Core Equity Fund	0.40

Prior to January 29, 2014, the following Funds paid the Advisor an Advisory fee calculated on the average daily net assets for each Fund in the annual ratios below:

*	The AQR Emerging Defensive Equity Fund Advisory Fee was based on the following three tier structure. The first tier charged 0.60% on the first $1 billion of net assets; the second tier charged 0.575% on net assets in excess of $1 billion, up to $3 billion; and the third tier charged 0.55% on net assets in excess of $3 billion.
**	The AQR International Defensive Equity Fund Advisory Fee was based on the following three tier structure. The first tier charged 0.40% on the first $1 billion of net assets; the second tier charged 0.375% on net assets in excess of $1 billion, up to $3 billion; and the third tier charged 0.35% on net assets in excess of $3 billion.
***	The AQR U.S. Defensive Equity Fund Advisory Fee was based on the following three tier structure. The first tier charged 0.30% on the first $1 billion of net assets; the second tier charged 0.275% on net assets in excess of $1 billion, up to $3 billion; and the third tier charged 0.25% on net assets in excess of $3 billion.

The Trust and the Advisor have entered into a Fee Waiver and Expense Reimbursement Agreement whereby the Advisor has agreed to waive its fee and/or reimburse each Fund at least through January 28, 2015, unless otherwise noted. The Advisor has agreed to waive and/or reimburse each Fund to the extent that the total annual fund operating expense ratios, exclusive of interest, taxes, borrowing costs, acquired fund fees and expenses, dividend and interest expense related to short sales, and extraordinary expenses exceed the following ratios:

FUND	CLASS I	CLASS L	CLASS N	CLASS R6**
AQR Global Equity Fund	0.90%	n/a	1.20%	0.70%
AQR International Equity Fund	0.95	n/a	1.25	0.75
AQR Emerging Defensive Equity Fund	0.90	n/a	1.15	n/a
AQR International Defensive Equity Fund	0.65	n/a	0.90	n/a
AQR U.S. Defensive Equity Fund	0.49	n/a	0.74	n/a
AQR Momentum Fund	n/a	0.49%	0.74	n/a
AQR Small Cap Momentum Fund	n/a	0.65	0.90	n/a

AQR Funds	Semi-Annual Report	March 2014	141

Notes to Financial Statements (Unaudited)	March 31, 2014

FUND	CLASS I	CLASS L	CLASS N	CLASS R6**
AQR International Momentum Fund	n/a	0.65%	0.90%	n/a
AQR Tax-Managed Momentum Fund	n/a	0.54	0.79	n/a
AQR Tax-Managed Small Cap Momentum Fund	n/a	0.70	0.95	n/a
AQR Tax-Managed International Momentum Fund	n/a	0.70	0.95	n/a
AQR Core Equity Fund*	n/a	0.54	0.79	n/a
AQR Small Cap Core Equity Fund*	n/a	0.75	1.00	n/a
AQR International Core Equity Fund*	n/a	0.70	0.95	n/a

*	This arrangement will continue at least through April 30, 2015 for Class L and N.
**	Commencement of offering of shares was January 8, 2014.

Prior to January 28, 2014, the Fee Waiver and Expense Reimbursement Agreement for the AQR Global Equity and AQR International Equity Funds was as follows:

FUND	CLASS I	CLASS N
AQR Global Equity Fund	0.95%	1.25%
AQR International Equity Fund	n/a	1.30

For the period ended March 31, 2014, the Funds’ Advisor waived fees and/or reimbursed expenses for each of the Funds as follows:

	AQR GLOBAL EQUITY FUND	AQR EMERGING DEFENSIVE EQUITY FUND	AQR INTERNATIONAL DEFENSIVE EQUITY FUND	AQR U.S. DEFENSIVE EQUITY FUND
Waivers and reimbursements:
Investment advisory fees and shareholder servicing fees waived	$7,826	$78,089	$67,861	$212,195
Expense reimbursements	4,943	2,036	16,288	—

Total	$12,769	$80,125	$84,149	$212,195

	AQR MOMENTUM FUND	AQR SMALL CAP MOMENTUM FUND	AQR INTERNATIONAL MOMENTUM FUND	AQR TAX- MANAGED MOMENTUM FUND
Waivers and reimbursements:
Investment advisory fees and shareholder servicing fees waived	$275,674	$23,717	$108,597	$38,714
Expense reimbursements	—	800	—	780

Total	$275,674	$24,517	$108,597	$39,494

	AQR TAX-MANAGED SMALL CAP MOMENTUM FUND	AQR TAX-MANAGED INTERNATIONAL MOMENTUM FUND	AQR CORE FUND	AQR SMALL CAP CORE EQUITY FUND
Waivers and reimbursements:
Investment advisory fees and shareholder servicing fees waived	$26,607	$46,166	$73,278	$15,519
Expense reimbursements	19,852	808	4,525	54,041

Total	$46,459	$46,974	$77,803	$69,560

142	AQR Funds	Semi-Annual Report	March 2014

Notes to Financial Statements (Unaudited)	March 31, 2014

AQR INTERNATIONAL CORE EQUITY FUND
Waivers and reimbursements:
Investment advisory fees and shareholder servicing fees waived	$57,155
Expense reimbursements	30,442

Total	$87,597

The Trust, in turn, agreed that the Funds will repay the fee waiver/expense reimbursement to the Advisor. Such repayment shall be made only out of the class of the Fund for which the applicable fee waiver and expense reimbursement was made. Repayments with respect to a Fund must be limited to amounts that do not cause the aggregate operating expenses of the Fund attributable to a share class during a year in which such repayment is made to exceed the applicable ratios when the waiver was generated. A repayment shall be payable only to the extent it can be made during the thirty-six months following the applicable period during which the Advisor waived fees or reimbursed the applicable Fund for its operating expenses under the Agreement.

For the period ended March 31, 2014, the amounts waived and reimbursed by the Advisor, as well as the amounts available for potential future recoupment by the Advisor and the expiration schedule at March 31, 2014 are as follows:

	FEES WAIVED/ REMIBURSED FOR THE PERIOD ENDED MARCH 31, 2014	TOTAL POTENTIAL RECOUPMENT AMOUNT MARCH 31, 2014	POTENTIAL RECOUPMENT AMOUNTS EXPIRING
			DECEMBER 31, 2014	DECEMBER 31, 2015	SEPTEMBER 30, 2016	SEPTEMBER 30, 2017

AQR GLOBAL EQUITY FUND
Class I	$4,576	$54,288	$30,212	$9,775	$9,725	$4,576
Class N	4,367	55,109	31,920	9,936	8,886	4,367
Class R6	3,826	3,826	—	—	—	3,826
Class Y	—	—	—	—	—	—

Totals	$12,769	$113,223	$62,132	$19,711	$18,611	$12,769

AQR INTERNATIONAL EQUITY FUND
Class I	$—	$—	$—	$—	$—	$—
Class N	—	11,477	11,477	—	—	—
Class R6	—	—	—	—	—	—
Class Y	—	—	—	—	—	—

Totals	$—	$11,477	$11,477	$—	$—	$—

AQR EMERGING DEFENSIVE EQUITY FUND
Class I	$68,876	$267,688	$—	$91,760	$107,052	$68,876
Class N	11,249	74,339	—	32,715	30,375	11,249

Totals	$80,125	$342,027	$—	$124,475	$137,427	$80,125

AQR Funds	Semi-Annual Report	March 2014	143

Notes to Financial Statements (Unaudited)	March 31, 2014

	FEES WAIVED/ REMIBURSED FOR THE PERIOD ENDED MARCH 31, 2014	TOTAL POTENTIAL RECOUPMENT AMOUNT MARCH 31, 2014	POTENTIAL RECOUPMENT AMOUNTS EXPIRING
			DECEMBER 31, 2014	DECEMBER 31, 2015	SEPTEMBER 30, 2016	SEPTEMBER 30, 2017

AQR INTERNATIONAL DEFENSIVE EQUITY FUND
Class I	$74,273	$274,111	$—	$79,941	$119,897	$74,273
Class N	9,876	77,363	—	43,475	24,012	9,876

Totals	$84,149	$351,474	$—	$123,416	$143,909	$84,149

AQR U.S. DEFENSIVE EQUITY FUND
Class I	$184,085	$390,596	$—	$65,338	$141,173	$184,085
Class N	28,110	97,863	—	38,829	30,923	28,110

Totals	$212,195	$488,458	$—	$104,167	$172,096	$212,195

AQR MOMENTUM FUND
Class L	$242,118	$1,263,976	$418,356	$334,720	$268,782	$242,118
Class N	33,556	84,435	—	1,156	49,723	33,556

Totals	$275,674	$1,348,411	$418,356	$335,876	$318,505	$275,674

AQR SMALL CAP MOMENTUM FUND
Class L	$20,519	$314,469	$171,630	$74,142	$48,178	$20,519
Class N	3,998	16,491	—	520	11,973	3,998

Totals	$24,517	$330,960	$171,630	$74,662	$60,151	$24,517

AQR INTERNATIONAL MOMENTUM FUND
Class L	$83,934	$576,029	$230,607	$140,213	$121,275	$83,934
Class N	24,663	46,066	—	520	20,883	24,663

Totals	$108,597	$622,095	$230,607	$140,733	$142,158	$108,597

AQR TAX-MANAGED MOMENTUM FUND
Class L	$38,518	$237,140	$—	$123,116	$75,506	$38,518
Class N	976	3,418	—	61	2,381	976

Totals	$39,494	$240,558	$—	$123,177	$77,887	$39,494

AQR TAX-MANAGED SMALL CAP MOMENTUM FUND
Class L	$45,029	$253,843	$—	$127,875	$80,939	$45,029
Class N	1,430	4,578	—	52	3,096	1,430

Totals	$46,459	$258,421	$—	$127,927	$84,035	$46,459

144	AQR Funds	Semi-Annual Report	March 2014

Notes to Financial Statements (Unaudited)	March 31, 2014

	FEES WAIVED/ REMIBURSED FOR THE PERIOD ENDED MARCH 31, 2014	TOTAL POTENTIAL RECOUPMENT AMOUNT MARCH 31, 2014	POTENTIAL RECOUPMENT AMOUNTS EXPIRING
			DECEMBER 31, 2014	DECEMBER 31, 2015	SEPTEMBER 30, 2016	SEPTEMBER 30, 2017

AQR TAX-MANAGED INTERNATIONAL MOMENTUM FUND
Class L	$45,960	$308,537	$—	$160,934	$101,643	$45,960
Class N	1,014	3,955	—	63	2,878	1,014

Totals	$46,974	$312,492	$—	$160,997	$104,521	$46,974

AQR CORE EQUITY FUND
Class L	$63,920	$145,146	$—	$—	$81,226	$63,920
Class N	13,883	35,293	—	—	21,410	13,883

Totals	$77,803	$180,439	$—	$—	$102,636	$77,803

AQR SMALL CAP CORE EQUITY FUND
Class L	$40,222	$99,004	$—	$—	$58,782	$40,222
Class N	29,338	74,556	—	—	45,218	29,338

Totals	$69,560	$173,560	$—	$—	$104,000	$69,560

AQR INTERNATIONAL CORE EQUITY FUND
Class L	$71,572	$157,053	$—	$—	$85,481	$71,572
Class N	16,025	51,122	—	—	35,097	16,025

Totals	$87,597	$208,175	$—	$—	$120,578	$87,597
During the period ended March 31, 2014, the Funds recouped amounts as follows:

FUND	CLASS I	CLASS N	CLASS Y
AQR International Equity Fund	$2,236	$3,472	$15,655

J.P. Morgan Chase Bank, N.A., serves as the Funds’ Administrator, Accounting Agent and Custodian.

ALPS Fund Services, Inc. serves as the Funds’ Transfer Agent, and ALPS Distributors, Inc. serves as the Funds’ Distributor.

8. Distribution Plan

The Trust has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to the Class N shares of the Funds, as applicable. The Plan allows for the payment of services related to the distribution and servicing of these shares at a rate of up to 0.25% per annum of the average daily net asset value of the Class N shares of the Funds, as applicable.

9. Shareholder Servicing Arragements

Pursuant to a Shareholder Services Agreement, between the Trust and the Advisor, the Advisor provides a wide range of services to the Funds and their shareholders. These services include, among others, access to performance information reporting, analysis and explanations of Fund reports as well as electronic access to Fund

AQR Funds	Semi-Annual Report	March 2014	145

Notes to Financial Statements (Unaudited)	March 31, 2014

information. Under this agreement the Advisor receives an annual fee, payable monthly, calculated on the average daily net assets of each Class at the following rates:

FUND	CLASS I	CLASS L	CLASS N	CLASS R6***
AQR Global Equity Fund*	0.30%	n/a	0.30%	0.20%
AQR International Equity Fund*	0.30	n/a	0.30	0.20
AQR Emerging Defensive Equity Fund**	0.15	n/a	0.15	n/a
AQR International Defensive Equity Fund**	0.15	n/a	0.15	n/a
AQR U.S. Defensive Equity Fund**	0.15	n/a	0.15	n/a
AQR Momentum Fund	n/a	0.15%	0.15	n/a
AQR Small Cap Momentum Fund	n/a	0.15	0.15	n/a
AQR International Momentum Fund	n/a	0.15	0.15	n/a
AQR Tax-Managed Momentum Fund	n/a	0.15	0.15	n/a
AQR Tax-Managed Small Cap Momentum Fund	n/a	0.15	0.15	n/a
AQR Tax-Managed International Momentum Fund	n/a	0.15	0.15	n/a
AQR Core Equity Fund	n/a	0.15	0.15	n/a
AQR Small Cap Core Equity Fund	n/a	0.15	0.15	n/a
AQR International Core Equity Fund	n/a	0.15	0.15	n/a

*	Prior to January 29, 2014, the rate was 0.35% for Class N.
**	Prior to January 29, 2014, the rate was 0.25% for Class I and Class N, respectively.
***	Commencement of offering of shares was January 8, 2014.

In addition, the Advisor may, from time to time, compensate third parties (including financial intermediaries) from the fees the Advisor receives under the Shareholder Services Agreement for non-distribution shareholder services such third parties provide to clients or customers that are shareholders of the Funds. Fees incurred by the Funds under the Plan and/or the shareholder services agreement for the period ended March 31, 2014 were as follows:

FUND	CLASS I	CLASS L	CLASS N	CLASS R6
AQR Global Equity Fund	$2,380	n/a	$1,620	$20,095
AQR International Equity Fund	361,819	n/a	57,707	30,750
AQR Emerging Defensive Equity Fund	40,681	n/a	3,560	n/a
AQR International Defensive Equity Fund	22,734	n/a	1,557	n/a
AQR U.S. Defensive Equity Fund	195,227	n/a	25,041	n/a
AQR Momentum Fund	n/a	$621,034	56,237	n/a
AQR Small Cap Momentum Fund	n/a	206,215	2,907	n/a
AQR International Momentum Fund	n/a	187,816	31,004	n/a
AQR Tax-Managed Momentum Fund	n/a	34,927	94	n/a
AQR Tax-Managed Small Cap Momentum Fund	n/a	7,160	97	n/a
AQR Tax-Managed International Momentum Fund	n/a	32,400	85	n/a
AQR Core Equity Fund	n/a	28,042	3,119	n/a
AQR Small Cap Core Equity Fund	n/a	2,338	1,541	n/a
AQR International Core Equity Fund	n/a	13,761	1,827	n/a

10. Purchases and Redemption of Shares

Investors may purchase shares of a Fund at their net asset value (“NAV”), based on the next calculation of the NAV after the order is placed. Except as noted below, neither the Fund nor the distributor charges a sales charge or other transaction fee to purchase shares, although other institutions may impose transaction fees on shares purchased through them. The AQR Global Equity and AQR International Equity Funds’ Class Y shares charge subscription and redemption fees of 0.10% each, regardless of the period such shares may have been held. Prior to May 1, 2011, the Funds reserved the right to charge a redemption fee on redemption proceeds for shares that were held for less than 60 days. Effective May 1, 2011, this fee was eliminated for Class I, Class N and Class L Shares.

146	AQR Funds	Semi-Annual Report	March 2014

Notes to Financial Statements (Unaudited)	March 31, 2014

11. Risks and Concentrations

The Funds, at times, utilize substantial leverage in their investment program. Such leverage may take the form of trading on margin, investing in derivative instruments that are inherently leveraged, entering into repurchase transactions and entering into other forms of direct and indirect borrowing.

There is no guarantee that the Funds’ borrowing arrangement or other arrangements for obtaining leverage will continue to be available, or if available, will be available on terms and conditions acceptable to the Funds. Unfavorable economic conditions also could increase funding costs, limits access to the capital markets or result in a decision by lenders not to extend credit to the Funds. In addition, a decline in market value of the Funds’ assets may have particular adverse consequences in instances where they have borrowed money based on the market value of those assets. A decrease in market value of those assets may result in the lender (including derivative counterparties) requiring the Funds to post additional collateral or otherwise sell assets at a time when it may not be in the Funds’ best interest to do so.

The counterparties to the Funds’ currency forward, futures and swap contracts include affiliates of the Funds’ clearing brokers and other major financial institutions. While the Funds utilize multiple clearing brokers and counterparties, a concentration of credit risk exists because of balances held and transactions with a limited number of clearing brokers and counterparties.

By using derivative instruments, the Funds are exposed to the counterparty’s credit risk, the risk that derivative counterparties may not perform in accordance with the contractual provisions offset by the value of any collateral received. The Funds’ exposure to credit risk associated with counterparty non-performance is limited to the unrealized gains inherent in such transactions that are recognized in the Statements of Assets and Liabilities. The Funds minimize counterparty credit risk through credit limits and approvals, credit monitoring procedures, executing master netting arrangements and managing margin and collateral requirements, as appropriate.

The Funds may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of countries or regions, which may vary throughout the year. Such concentrations may subject the Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. companies.

Swap agreements involve, to varying degrees, elements of market risk (generally equity price risk related to equity index swap agreements, interest rate risk related to bond swap agreements and commodity risk related to synthetic swap agreements utilizing futures) and exposure to loss in excess of the amount reflected on the Statements of Assets and Liabilities. The notional amounts, which are disclosed as of period end in the swap tables included in the Schedules of Investments, reflect the current investment exposure each Fund has under the swap agreement which may exceed the net asset value of the Fund.

The Funds are not limited in the percentage of their assets that may be invested in convertible securities. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, the convertible security’s market value tends to reflect the market price of the common stock of the issuing company when that stock price is greater than the convertible’s “conversion price,” which is the predetermined price at which the convertible security could be exchanged for the associated stock.

Convertible securities and non-convertible income producing securities are subject to certain risks, including (i) if interest rates go up, the value of convertible securities and non-convertible income-producing securities in the Funds’ portfolio generally will decline; (ii) during periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the Funds to reinvest in lower yielding securities (call or prepayment risk); and (iii) during periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments (extension risk).

AQR Funds	Semi-Annual Report	March 2014	147

Notes to Financial Statements (Unaudited)	March 31, 2014

Credit risk is the risk that one or more securities in the Funds’ portfolio will decline in price, or fail to pay interest or principal when due, because the issuer of the security experiences a decline in its financial status. The Funds’ investments in convertible and nonconvertible debt securities involve credit risk. However, in general, lower rated securities carry a greater degree of risk that the issuer will lose its ability to make interest and principal payments, which could have a negative impact on the Funds’ net asset value or dividends.

If a Fund invests in illiquid investments, it may experience difficulty in selling the investments in a timely manner at the price that it believes the investments are worth. In addition, market conditions may cause the Fund to experience temporary mark-to-market losses, especially in less liquid positions, even in the absence of any selling of investments by the Fund.

Each Fund is subject to market risk, which is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Market risk applies to every Fund investment. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

A Fund may have investments that appreciate or decrease significantly in value over short periods of time. This volatility may cause the Fund’s net asset value per share to experience significant increases or declines in value over short periods of time.

As of March 31, 2014, a substantial portion of the AQR Global Equity, AQR International Equity, AQR Emerging Defensive Equity, AQR International Defensive Equity, AQR International Momentum, AQR Tax-Managed International Momentum and AQR International Core Equity Funds’ net assets consisted of issuers that are denominated in foreign currencies. Changes in currency exchange rates will affect the value of and investment income from such securities.

12. Line of Credit

Effective February 28, 2014 and terminating on February 27, 2015, the Trust had renewed a committed $200,000,000 syndicated line of credit with Bank of America, N.A., as the Administrative Agent. Borrowing, if any, under this arrangement bore interest at the sum of (a) 1.0% per annum plus (b) the higher of (i) the Federal Funds Rate or (ii) the Eurodollar Rate, the amount of such excess, which was paid quarterly. The maximum loan amount outstanding per Fund was the lesser of an amount which did not exceed the borrowing limits set forth in the Funds’ Prospectus and/or Registration Statement and did not cause the Asset Coverage Ratio for all borrowings to drop below 500%. The agreement is subject to an annual commitment fee which is payable in arrears on a quarterly basis. In the event of a draw upon the line of credit, investments of the responsible Fund may be designated as collateral until its loan is repaid in full. Funds with less than $25,000,000 in assets are ineligible to draw upon the line of credit. Prior to February 28, 2014, the line of credit available was $175,000,000, subject to the same terms. The Funds did not have any outstanding borrowings under this agreement at March 31, 2014.

Average borrowings under this agreement during the period ended March 31, 2014, were as follows:

FUND	AVERAGE BORROWINGS	NUMBER OF DAYS OUTSTANDING	INTEREST PAID
AQR Global Equity Fund	$35,000,000	1	$2,245

Interest expense paid, if any, as a result of borrowing under this agreement is included in Interest expense in the Statements of Operations.

148	AQR Funds	Semi-Annual Report	March 2014

Notes to Financial Statements (Unaudited)	March 31, 2014

13. Principal Ownership

As of March 31, 2014, the Funds had individual shareholder accounts owning more than 5% of the total shares outstanding of the Fund as follows:

FUND	NUMBER OF SHAREHOLDERS	TOTAL PERCENTAGE INTEREST HELD
AQR Global Equity Fund	3	96.26%
AQR International Equity Fund	4	62.01
AQR Small Cap Core Equity Fund*	1	6.72

Significant shareholder transactions by these shareholders, if any, may impact the Fund’s performance.

*	The percentage shown is owned by the Advisor and its affiliates.

14. Subsequent Events

Effective April 1, 2014, the Emerging Defensive Equity Fund’s Investment Advisory Fee was reduced from 0.55% to 0.50%. Additionally, the Class I and Class N Fee Waiver and Expense Reimbursement Agreement was reduced by 0.05% to 0.80% and 1.15%, respectively.

The Trust is in the process of registering Class R6 for the Funds listed below. The new class is expected to be effective sometime during the 2nd Quarter of 2014.

FUND
AQR Emerging Defensive Equity Fund
AQR International Defensive Equity Fund
AQR U.S. Defensive Equity Fund
AQR Momentum Fund
AQR Small Cap Momentum Fund
AQR International Momentum Fund
AQR Tax-Managed Momentum Fund
AQR Tax-Managed Small Cap Momentum Fund
AQR Tax-Managed International Momentum Fund
AQR Core Equity Fund
AQR Small Cap Core Equity Fund
AQR International Core Equity Fund

AQR Funds	Semi-Annual Report	March 2014	149

Fund Expense Examples (Unaudited)

As a shareholder of the Trust, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid for the Period Ended 3/31/14” to estimate the expenses you paid on your account during this period. Each Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests. These expenses are not included in the table.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests. These expenses are not included in the table.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	BEGINNING ACCOUNT DATE VALUE	ENDING ACCOUNT VALUE 3/31/14	ANNUALIZED EXPENSE RATIO FOR THE PERIOD	EXPENSES PAID FOR THE PERIOD ENDING 3/31/14

AQR Global Equity Fund

Class I
Actual Return	$1,000.00	$1,108.00	0.93%	$4.89
Hypothetical Return	$1,000.00	$1,020.29	0.93%	$4.68

Class N
Actual Return	$1,000.00	$1,105.80	1.23%	$6.46
Hypothetical Return	$1,000.00	$1,018.80	1.23%	$6.19

Class R6 (1)
Actual Return	$1,000.00	$1,020.70	0.70%	$1.59	(a)
Hypothetical Return	$1,000.00	$1,021.44	0.70%	$3.53

Class Y
Actual Return	$1,000.00	$1,108.60	0.55%	$2.89
Hypothetical Return	$1,000.00	$1,022.19	0.55%	$2.77

150	AQR Funds	Semi-Annual Report	March 2014

Fund Expense Examples (Unaudited)

	BEGINNING ACCOUNT DATE VALUE	ENDING ACCOUNT VALUE 3/31/14	ANNUALIZED EXPENSE RATIO FOR THE PERIOD	EXPENSES PAID FOR THE PERIOD ENDING 3/31/14

AQR International Equity Fund

Class I
Actual Return	$1,000.00	$1,068.60	0.89%	$4.59
Hypothetical Return	$1,000.00	$1,020.49	0.89%	$4.48

Class N
Actual Return	$1,000.00	$1,066.60	1.25%	$6.44
Hypothetical Return	$1,000.00	$1,018.70	1.25%	$6.29

Class R6 (1)
Actual Return	$1,000.00	$1,008.30	0.73%	$1.65	(a)
Hypothetical Return	$1,000.00	$1,021.29	0.73%	$3.68

Class Y
Actual Return	$1,000.00	$1,070.70	0.54%	$2.79
Hypothetical Return	$1,000.00	$1,022.24	0.54%	$2.72

AQR Emerging Defensive Equity Fund

Class I
Actual Return	$1,000.00	$997.30	0.90%	$4.48
Hypothetical Return	$1,000.00	$1,020.44	0.90%	$4.53

Class N
Actual Return	$1,000.00	$996.50	1.15%	$5.72
Hypothetical Return	$1,000.00	$1,019.20	1.15%	$5.79

AQR International Defensive Equity Fund

Class I
Actual Return	$1,000.00	$1,050.40	0.65%	$3.32
Hypothetical Return	$1,000.00	$1,021.69	0.65%	$3.28

Class N
Actual Return	$1,000.00	$1,048.60	0.90%	$4.60
Hypothetical Return	$1,000.00	$1,020.44	0.90%	$4.53

AQR U.S. Defensive Equity Fund

Class I
Actual Return	$1,000.00	$1,110.60	0.49%	$2.58
Hypothetical Return	$1,000.00	$1,022.49	0.49%	$2.47

Class N
Actual Return	$1,000.00	$1,110.30	0.74%	$3.89
Hypothetical Return	$1,000.00	$1,021.24	0.74%	$3.73

AQR Momentum Fund

Class L
Actual Return	$1,000.00	$1,122.20	0.49%	$2.59
Hypothetical Return	$1,000.00	$1,022.49	0.49%	$2.47

Class N
Actual Return	$1,000.00	$1,121.00	0.74%	$3.91
Hypothetical Return	$1,000.00	$1,021.24	0.74%	$3.73

AQR Funds	Semi-Annual Report	March 2014	151

Fund Expense Examples (Unaudited)

	BEGINNING ACCOUNT DATE VALUE	ENDING ACCOUNT VALUE 3/31/14	ANNUALIZED EXPENSE RATIO FOR THE PERIOD	EXPENSES PAID FOR THE PERIOD ENDING 3/31/14

AQR Small Cap Momentum Fund

Class L
Actual Return	$1,000.00	$1,103.50	0.65%	$3.41
Hypothetical Return	$1,000.00	$1,021.69	0.65%	$3.28

Class N
Actual Return	$1,000.00	$1,102.20	0.90%	$4.72
Hypothetical Return	$1,000.00	$1,020.44	0.90%	$4.53

AQR International Momentum Fund

Class L
Actual Return	$1,000.00	$1,022.20	0.65%	$3.28
Hypothetical Return	$1,000.00	$1,021.69	0.65%	$3.28

Class N
Actual Return	$1,000.00	$1,020.90	0.90%	$4.53
Hypothetical Return	$1,000.00	$1,020.44	0.90%	$4.53

AQR Tax-Managed Momentum Fund

Class L
Actual Return	$1,000.00	$1,122.10	0.54%	$2.86
Hypothetical Return	$1,000.00	$1,022.24	0.54%	$2.72

Class N
Actual Return	$1,000.00	$1,120.20	0.79%	$4.18
Hypothetical Return	$1,000.00	$1,020.99	0.79%	$3.98

AQR Tax-Managed Small Cap Momentum Fund

Class L
Actual Return	$1,000.00	$1,089.30	0.70%	$3.65
Hypothetical Return	$1,000.00	$1,021.44	0.70%	$3.53

Class N
Actual Return	$1,000.00	$1,087.90	0.95%	$4.95
Hypothetical Return	$1,000.00	$1,020.19	0.95%	$4.78

AQR Tax-Managed International Momentum Fund

Class L
Actual Return	$1,000.00	$1,039.00	0.70%	$3.56
Hypothetical Return	$1,000.00	$1,021.44	0.70%	$3.53

Class N
Actual Return	$1,000.00	$1,037.70	0.95%	$4.83
Hypothetical Return	$1,000.00	$1,020.19	0.95%	$4.78

AQR Core Equity Fund

Class L
Actual Return	$1,000.00	$1,153.00	0.54%	$2.90
Hypothetical Return	$1,000.00	$1,022.24	0.54%	$2.72

Class N
Actual Return	$1,000.00	$1,150.60	0.79%	$4.24
Hypothetical Return	$1,000.00	$1,020.99	0.79%	$3.98

152	AQR Funds	Semi-Annual Report	March 2014

Fund Expense Examples (Unaudited)

	BEGINNING ACCOUNT DATE VALUE	ENDING ACCOUNT VALUE 3/31/14	ANNUALIZED EXPENSE RATIO FOR THE PERIOD	EXPENSES PAID FOR THE PERIOD ENDING 3/31/14

AQR Small Cap Core Equity Fund

Class L
Actual Return	$1,000.00	$1,107.50	0.75%	$3.94
Hypothetical Return	$1,000.00	$1,021.19	0.75%	$3.78

Class N
Actual Return	$1,000.00	$1,105.70	1.00%	$5.25
Hypothetical Return	$1,000.00	$1,019.95	1.00%	$5.04

AQR International Core Equity Fund

Class L
Actual Return	$1,000.00	$1,037.80	0.70%	$3.56
Hypothetical Return	$1,000.00	$1,021.44	0.70%	$3.53

Class N
Actual Return	$1,000.00	$1,036.20	0.95%	$4.82
Hypothetical Return	$1,000.00	$1,020.19	0.95%	$4.78

Expenses are calculated using each Class’ annualized expense ratio, multiplied by the average account value for the period, multiplied by 182/365 (to reflect the one-half year period unless stated otherwise).
(1)	Commencement of offering of shares was January 8, 2014.
(a)	Expenses are calculated using the Class’ annualized expense ratio, multiplied by the average account value for the period, multiplied by 82/365 (to reflect the period since commencement of shares).

AQR Funds	Semi-Annual Report	March 2014	153

Board Approval of Investment Advisory Agreements (Unaudited)

AQR Global Equity Fund, AQR International Equity Fund, AQR Momentum Fund, AQR Small Cap Momentum Fund, AQR International Momentum Fund, AQR Tax-Managed Momentum Fund, AQR Tax-Managed Small Cap Momentum Fund, AQR Tax-Managed International Momentum Fund, AQR U.S. Defensive Equity Fund, AQR Emerging Defensive Equity Fund and AQR International Defensive Equity Fund

The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of the AQR Funds (the “Trust”) met in person on December 3-4, 2013, to consider the continuation of the Investment Advisory Agreement between the Trust, on behalf of AQR Global Equity Fund, AQR International Equity Fund, AQR Momentum Fund, AQR Small Cap Momentum Fund, AQR International Momentum Fund, AQR Tax-Managed Momentum Fund, AQR Tax-Managed Small Cap Momentum Fund, AQR Tax-Managed International Momentum Fund, AQR U.S. Defensive Equity Fund, AQR Emerging Defensive Equity Fund and AQR International Defensive Equity Fund (each, a “Fund”), and AQR Capital Management, LLC (“AQR” or the “Adviser”) (the “Investment Advisory Agreement”). In connection with this consideration, the Board Members also considered an amendment to the Investment Advisory Agreement to change the advisory fee structure for the AQR U.S. Defensive Equity Fund, AQR Emerging Defensive Equity Fund and AQR International Defensive Equity Fund, effective January 29, 2014 (the “Amendment”). In addition, the Board Members who are not “interested persons” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”), held a separate call in advance of the in person meeting held on December 3-4, 2013 with independent legal counsel to review the materials provided and the relevant legal considerations (together with the in person meeting held on December 3-4, 2013, the “Meetings”). In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed, and considered materials furnished by AQR relevant to the Board’s consideration of whether to approve the continuation of the Investment Advisory Agreement and to approve the Amendment. These materials included: (i) memoranda and materials provided by AQR, describing the personnel and services provided to the Funds; (ii) performance information for the Funds relevant to the consideration of the Investment Advisory Agreement; (iii) information independently compiled and prepared by Morningstar Associates, LLC (“Morningstar”) relating to the Funds’ fees and expenses and certain Funds’ proposed fees and expenses; (iv) a discussion of the financial information of AQR; (v) a discussion of the compliance program of AQR and AQR’s regulatory exam history; and (vi) memoranda and materials provided by AQR, describing the proposed changes to the fee structure for certain Funds. The Investment Advisory Agreement (including the Amendment) is referred to herein as the “Advisory Agreement,” as applicable and as the context suggests.

At the in person meeting held on December 3-4, 2013, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement for an additional one-year period. The Board, including the Independent Board Members, also unanimously approved the Amendment for a one-year period commencing on its effective date. In approving the continuation of the Advisory Agreement and approving the Amendment, the Board considered all factors it believed to be relevant with respect to the Funds, including, among other factors: (a) the nature, extent and quality of the services provided by the Adviser; (b) the investment performance of the Funds and the Adviser’s portfolio management; (c) the advisory fee and the cost of the services and profits to be realized by the Adviser from the relationship with the Funds; (d) economies of scale; and (e) other factors.

The Board also considered other matters it deemed important to the approval process, such as services related to the valuation and pricing of the Funds’ portfolio holdings, direct and indirect benefits to the Adviser and its affiliates from their relationship with the Funds and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weightings to the various items considered.

The following is a summary of the Board’s discussion and views regarding the factors it considered in evaluating the Advisory Agreement:

The Nature, Extent and Quality of the Services Provided by the Adviser. The Board Members reviewed the services that the Adviser provides to the Funds under the Advisory Agreement. The Board considered the size and experience of the Adviser’s staff, its use of technology, and the Funds’ stated investment objectives, strategies and processes. The Board reviewed the overall qualifications of the Adviser as an investment adviser. In connection with the investment advisory services provided to the Funds, the Board Members took into account

154	AQR Funds	Semi-Annual Report	March 2014

Board Approval of Investment Advisory Agreements (Unaudited)

discussions they had with officers of the Adviser regarding the management of each Fund’s investments in accordance with the Funds’ stated investment objectives and policies and the types of transactions that are entered into on behalf of the Funds. During these discussions, the Board Members asked questions of, and received answers from, the officers of the Adviser regarding the formulation and implementation of the Funds’ investment strategies, their efficacy and potential risks.

In addition to the investment advisory services provided to the Funds, the Board Members considered that AQR also provides shareholder and administrative services, provides oversight of Fund accounting, provides marketing services, and provides assistance in meeting legal and regulatory requirements and other services necessary for the operation of the Funds. In particular, the Board Members reviewed the compliance, shareholder and administrative services provided to the Funds by AQR. The Board also reviewed a wide range of services provided to certain of the Funds’ shareholders currently provided under a shareholder services agreement between the Trust, on behalf of the Funds, and AQR. These services include providing information and services to Fund shareholders, including professional and informative reporting, access to analysis and explanations of Fund reports, and electronic access to Fund information.

Finally, the Independent Board Members had an opportunity to meet outside the presence of management in executive session separately with independent legal counsel to discuss and consider the Advisory Agreement. Based on the presentations and materials at the Meetings, the Board concluded that the services provided to the Funds by AQR pursuant to the Advisory Agreement were of a high quality and benefit the Funds.

Investment Performance of the Funds and the Adviser’s Portfolio Management. The Board considered the investment performance of each Fund. In particular, the Independent Board Members considered the investment performance of the Funds relative to their stated objectives and the Adviser’s success in reaching such goals as well as the performance of the Funds relative to their peers. The Board also considered the Adviser’s performance in managing other registered investment companies and private funds, noting that other funds the Adviser manages might have investment objectives, policies or restrictions different from those of the Funds. Based on these factors, the Board Members determined that AQR is an appropriate investment adviser for the Funds.

The Advisory Fee and the Cost of the Services and Profits to be Realized by the Adviser from the Relationship with the Funds. The Board, including the Independent Board Members, received and reviewed information regarding the management fees to be paid by the Funds to the Adviser pursuant to the Advisory Agreement. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services provided to the Funds.

The Board further examined the proposed changes to the fee structure in the Amendment. The Board noted that the Amendment would remove advisory fee breakpoints totaling 0.05%, and simultaneously set the contractual advisory fee at the lowest rate under the to-be-removed breakpoint schedules, for the AQR U.S. Defensive Equity Fund, AQR Emerging Defensive Equity Fund and AQR International Defensive Equity Fund.

To assist in this analysis, the Board received two reports independently prepared by Morningstar (“Morningstar Report”) — one report reflecting the current contractual advisory fees and actual net expenses for the Funds and the second report reflecting the proposed changes to the contractual advisory fees and actual net expenses for the Funds. The Morningstar Report illustrated comparative fee information for each Fund’s Morningstar category, including expense comparisons of contractual investment advisory fees and actual net expenses.

The Board also received and reviewed information regarding the profitability of the Adviser with respect to Fund-related activities. The Board took into consideration the Adviser’s profits from the management of other private accounts. The Board also reviewed the Adviser’s methodology of determining profitability. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Adviser, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is somewhat limited.

The Board reviewed the Adviser’s unaudited financial information. The purpose of the review was to help the Independent Board Members determine whether the firm has the necessary resources to continue to provide high quality services to the Funds and attract and retain high quality employees.

Based on their review of the materials presented at the Meeting, the Board concluded that the management fees under the Advisory Agreement and the Amendment are reasonable.

AQR Funds	Semi-Annual Report	March 2014	155

Board Approval of Investment Advisory Agreements (Unaudited)

Economies of Scale. The Adviser provided to the Board with information concerning the extent to which economies of scale were realized as the Funds grew and whether fee levels were reflective of such economies of scale. The Board noted that, under the current Advisory Agreement, none of the Funds, except for the AQR U.S. Defensive Equity Fund, AQR Emerging Defensive Equity Fund and AQR International Defensive Equity Fund, would have breakpoints in their advisory fees that would allow investors to benefit directly in the form of lower fees as fund assets grew. However, the Adviser presented information to show that the fees were set at a level that is competitive relative to comparable funds of similar size. The Board considered that, under the Amendment, existing breakpoints would be removed with a corresponding lowering of the overall advisory fee. The Board considered that the funds in the AQR fund complex share some common resources and, as a result, an increase in the overall size of the complex could permit each Fund to incur lower expenses than it would otherwise as a stand-alone entity. The Board also considered the Adviser’s overall operations and its efforts to expand the scale of, and further enhance the quality of, its operations.

Other Factors. The Board also took into account other ancillary or “fall-out” benefits that the Adviser or its affiliates may derive from its relationship with the Funds, both tangible and intangible. The Board also received information regarding the Adviser’s brokerage and soft dollar practices. The Board considered that the Adviser is responsible for decisions to buy and sell securities for the Funds, selection of broker-dealers and best execution, and aggregation and allocation of trade orders among the firms’ various advisory clients. The Board noted that the Adviser does not presently intend to make use of soft dollars to acquire third-party research.

Conclusion. Counsel advised the Board concerning the statutory and regulatory requirements for approval and disclosure of investment advisory agreements. No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, all of the Board Members, including all of the Independent Board Members, concluded that the advisory fee rates (under the existing Investment Advisory Agreement and under the Amendment) and total expense ratios are reasonable in relation to the services provided by the Adviser to the Funds, as well as the costs incurred and benefits to be gained by the Adviser in providing such services, including the investment advisory and shareholder servicing components. The Board also found the investment advisory fees to be reasonable in comparison to the fees charged by advisers to other comparable funds of similar size. As a result, all of the Board Members, including the Independent Board Members, approved the continuation of the Advisory Agreement with respect to the Funds. The Independent Board Members were represented by independent legal counsel who assisted them in their deliberations.

156	AQR Funds	Semi-Annual Report	March 2014

Investment Advisor

AQR Capital Management, LLC

Two Greenwich Plaza, 4th Floor

Greenwich, CT 06830

Sub-Advisor

CNH Partners, LLC

Two Greenwich Plaza, 3rd Floor,

Greenwich, CT 06830

Transfer Agent

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Custodian

JPMorgan Chase Bank, N.A.

4 Metro Tech Center

Brooklyn, NY 11245

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Administrator

J.P. Morgan Investor Services Co.

70 Fargo Street

Boston, MA 02210

Independent Registered Public Accounting Firm

PricewaterhouseCoopers, LLP

300 Madison Avenue

New York, NY 10017

You may obtain a description of the AQR Funds proxy voting, policies, procedures and information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ending June 30th of each year (available by August 31st of that year) without charge, upon request, by calling 1-866-290-2688 or visiting the funds website www.aqrfunds.com, or by accessing the SEC’s website at www.SEC.gov. Such reports may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 202-942-8090.

The Fund files complete schedules of the portfolio holdings with the SEC for the first and third quarters on Form N-Q. The Form N-Q is available without charge, upon request, by calling 1-800-SEC-0330, or by accessing the SEC’s website, at www.SEC.Gov. It may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ objectives and policies, experienced of its management, marketability of shares and other information.

AQR Funds
P.O. Box 2248, Denver, CO 80201-2248
p: +1.866.290.2688 | w: aqrfunds.com

Item 2. Code of Ethics.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 3. Audit Committee Financial Expert.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 4. Principal Accountant Fees and Services.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 5. Audit Committee of Listed Registrants.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 6. Investments

(a)	Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	The Registrant made no divestments of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company & Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There have not been any changes in registrant’s control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not required for this filing.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act – Not Applicable.

(b)	Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQR Funds

By:	/s/ Marco Hanig
Marco Hanig,
Principal Executive Officer
June 4, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Marco Hanig
Marco Hanig,
Principal Executive Officer
June 4, 2014

By:	/s/ Heather Bonner
Heather Bonner,
Principal Financial Officer
June 4, 2014